Document and Entity Information	9 Months Ended
Sep. 30, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	Intelsat Jackson Holdings S.A.
Entity Central Index Key	0001537776
Entity Filer Category	Non-accelerated Filer
Entity Common Stock Outstanding	5,000,000

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents, net of restricted cash	$ 231,246	$ 294,700	$ 692,930
Restricted cash		94,131
Receivables, net of allowance of $21,748 in 2010, $20,830 in 2011 and $24,406 in 2012	326,169	331,371	250,351
Deferred income taxes	25,925	26,058	24,090
Prepaid expenses and other current assets	53,726	42,934	31,817
Total current assets	637,066	789,194	999,188
Satellites and other property and equipment, net	6,403,078	6,142,731	5,997,283
Goodwill	6,780,827	6,780,827	6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100	2,458,100
Amortizable intangible assets, net	674,032	742,868	848,318
Other assets	410,446	447,686	508,651
Total assets	17,363,549	17,361,406	17,592,367
LIABILITIES AND SHAREHOLDER'S DEFICIT
Accounts payable and accrued liabilities	113,036	143,097	140,984
Taxes payable		11,764	2,342
Employee related liabilities	36,124	43,315	35,217
Accrued interest payable	336,830	359,336	403,446
Current portion of long-term debt	209,716	164,818	94,723
Deferred satellite performance incentives	19,772	17,715	16,693
Deferred revenue	81,573	64,609	79,845
Other current liabilities	76,974	76,460	67,584
Total current liabilities	874,025	881,114	840,834
Long-term debt, net of current portion	15,875,820	15,837,512	15,821,902
Deferred satellite performance incentives, net of current portion	157,992	113,974	132,884
Deferred revenue, net of current portion	807,164	724,413	407,103
Deferred income taxes	274,374	265,181	484,076
Accrued retirement benefits	284,450	305,902	257,455
Other long-term liabilities	299,785	322,735	326,531
Redeemable noncontrolling interest	8,744	3,024	18,621
Commitments and contingencies
Shareholder's deficit:
Ordinary shares, $1.00 par value, 100,000,000 shares authorized and 5,000,000 shares issued and outstanding at December 31, 2010, December 31, 2011 and September 30, 2012	5,000	5,000	5,000
Paid-in capital	1,589,582	1,571,855	1,548,380
Accumulated deficit	(2,751,643)	(2,608,702)	(2,175,814)
Accumulated other comprehensive loss	(108,475)	(111,528)	(76,507)
Total Intelsat S.A. shareholder's deficit	(1,265,536)	(1,143,375)	(698,941)
Noncontrolling interest	46,731	50,926	1,902
Total liabilities and shareholder's deficit	$ 17,363,549	$ 17,361,406	$ 17,592,367

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables, allowance	$ 24,406	$ 20,830	$ 21,748
Ordinary shares, par value	$ 1	$ 1	$ 1
Ordinary shares, shares authorised	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	5,000,000	5,000,000	5,000,000
Ordinary shares, shares outstanding	5,000,000	5,000,000	5,000,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue		$ 652,911	$ 652,881	$ 642,446	$ 640,188	$ 643,970	$ 644,256	$ 635,286	$ 621,140	$ 1,937,783	$ 1,935,515	$ 2,588,426	$ 2,544,652	$ 2,513,039
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										307,224	316,749	417,179	413,400	401,826
Selling, general and administrative										151,300	157,516	208,189	220,207	259,944
Depreciation and amortization										567,472	583,196	769,440	798,817	804,037
Impairment of asset value								104,100	6,500				110,625	499,100
Losses on derivative financial instruments										37,651	24,163	24,635	89,509	2,681
Total operating expenses										1,063,647	1,081,624	1,419,443	1,632,558	1,967,588
Income from operations		315,092	292,249	271,364	290,278	256,827	274,572	135,242	245,452	874,136	853,891	1,168,983	912,094	545,451
Interest expense, net										950,073	992,084	1,309,484	1,379,019	1,362,823
Gain (loss) on early extinguishment of debt	(43,400)			(158,000)	(168,200)		(75,800)			(46,489)	(326,183)	(326,183)	(76,849)	4,697
Earnings (loss) from previously unconsolidated affiliates			20,200								(24,658)	(24,658)	503	517
Other income (expense), net										(20,982)	7,753	1,955	9,124	41,496
Loss before income taxes										(143,408)	(481,281)	(489,387)	(534,147)	(770,662)
Provision for (benefit from) income taxes										(1,110)	(48,931)	(55,393)	(26,378)	11,399
Net income (loss)		(1,645)	(2,109)	(214,482)	(215,758)	(115,077)	(107,353)	(181,912)	(103,428)	(142,298)	(432,350)	(433,994)	(507,769)	(782,061)
Net (income) loss attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net loss attributable to Intelsat S.A.		$ (3,480)	$ (442)	$ (213,368)	$ (215,598)	$ (115,789)	$ (106,400)	$ (180,646)	$ (102,618)	$ (142,941)	$ (429,408)	$ (432,888)	$ (505,452)	$ (781,692)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified		Total	WP Com [Member]	Ordinary Shares [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] WP Com [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] WP Com [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] WP Com [Member]	Noncontrolling Interest [Member] Horizons Holdings [Member]	Total Comprehensive Loss [Member]
Balance at Dec. 31, 2008		$ 504,347		$ 12	$ 1,461,006	$ (886,306)		$ (70,365)
Balance, shares at Dec. 31, 2008				12,000
Net loss		(781,692)				(781,692)							(781,692)
Net loss attributable to redeemable noncontrolling interest													(369)
Liabilities assumed by parent and other contributed capital		56,965			56,965
Change of Domicile:
Recapitalization of common shares		4,988		4,988
Recapitalization of common shares, shares				4,988,000
Contribution surplus		7,012			7,012
Mark to market valuation adjustment for redeemable noncontrolling interest		(4,367)			(4,367)
Postretirement/pension liability adjustment, net of tax		(250)						(250)					(250)
Other comprehensive income, net of tax		2,234						2,234					2,234
Total comprehensive loss													(780,077)
Balance at Dec. 31, 2009		(210,763)		5,000	1,520,616	(1,667,998)		(68,381)
Balance, shares at Dec. 31, 2009				5,000,000
Net loss		(505,452)				(505,452)				(19)			(505,471)
Net loss attributable to redeemable noncontrolling interest													(2,298)
Liabilities assumed by parent and other contributed capital		38,672			38,672
Change of Domicile:
Consolidation of entities	[1]		(518)				(2,364)		1,846		1,921
Mark to market valuation adjustment for redeemable noncontrolling interest		(10,908)			(10,908)
Postretirement/pension liability adjustment, net of tax		(9,579)						(9,579)					(9,579)
Other comprehensive income, net of tax		(393)						(393)					(393)
Total comprehensive loss													(517,741)
Balance at Dec. 31, 2010		(698,941)		5,000	1,548,380	(2,175,814)		(76,507)		1,902
Balance, shares at Dec. 31, 2010		5,000,000		5,000,000
Net loss		(432,888)				(432,888)				1,136			(431,752)
Net loss attributable to redeemable noncontrolling interest													(2,242)
Liabilities assumed by parent and other contributed capital		8,385			8,385
Change of Domicile:
Consolidation of entities	[1]											49,263
Dividends paid to noncontrolling interests										(1,375)
Mark to market valuation adjustment for redeemable noncontrolling interest		15,090			15,090
Postretirement/pension liability adjustment, net of tax		(35,080)						(35,080)					(35,080)
Other comprehensive income, net of tax		59						59					59
Total comprehensive loss													(469,015)
Balance at Dec. 31, 2011		$ (1,143,375)		$ 5,000	$ 1,571,855	$ (2,608,702)		$ (111,528)		$ 50,926
Balance, shares at Dec. 31, 2011		5,000,000		5,000,000

[1]	See Note 8-Investments for further discussion of the consolidation of WP Com and Horizons Holdings, respectively.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Postretirement/pension liability adjustment, tax	$ 27.7	$ 6.2	$ 0.3
Other comprehensive income, tax	$ 0.1	$ 0.3	$ (0.5)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (142,298)	$ (432,350)	$ (433,994)	$ (507,769)	$ (782,061)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	567,472	583,196	769,440	798,817	804,037
Impairment of asset value				110,625	499,100
Provision for doubtful accounts	6,607	5,315	5,129	7,839	3,387
Foreign currency transaction (gain) loss	4,743	(2,905)	(1,375)	(1,057)	(7,798)
(Gain) loss on disposal of assets	(25)	829	846	354	2,709
Share-based compensation expense	4,390	3,956	8,385	20,673	56,965
Deferred income taxes	(10,752)	(53,026)	(72,866)	(45,223)	(43,258)
Amortization of discount, premium, issuance costs and other non-cash items	42,715	49,238	62,855	97,174	125,337
Interest paid-in-kind	4,949	23,130	27,291	244,859	298,030
(Gain) loss on early extinguishment of debt	46,489	326,183	326,183	73,988	(5,180)
Share in earnings (loss) from previously unconsolidated affiliates		24,658	24,658	(503)	(517)
Gain on sale of investment				(1,261)	(27,333)
Unrealized (gains) losses on derivative financial instruments	11	(35,179)	(54,663)	22,225	(83,953)
Termination of third-party commitment costs and expenses	21,000
Other non-cash items	6,457	5,178	6,851	3,469	547
Changes in operating assets and liabilities
Receivables	(15,603)	(36,694)	(40,038)	34,846	5,008
Prepaid expenses and other assets	2,904	(19,809)	(8,870)	(36,827)	20,071
Accounts payable and accrued liabilities	(50,560)	(13,481)	20,632	60,337	(53,107)
Deferred revenue	95,346	267,845	296,414	171,954	63,914
Accrued retirement benefits	(21,452)	(17,715)	(20,693)	(1,437)	4,860
Other long-term liabilities	(2,830)	(5,149)	(125)	(34,865)	(7,102)
Net cash provided by operating activities	559,563	673,220	916,060	1,018,218	873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Capital contributions to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Other investing activities		6,710	16,466	11,128	7,562
Net cash used in investing activities	(725,101)	(620,612)	(850,431)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(1,489,013)	(6,323,019)	(6,331,144)	(801,785)	(823,309)
Loan proceeds repaid to Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,119,425	6,119,425	1,025,565	961,917
Capital contribution from parent				18,000	12,000
Debt issuance costs	(19,444)	(69,339)	(70,091)	(32,376)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(171,047)	(171,047)	(44,613)
Capital contribution from noncontrolling interest	12,209
Dividends paid to noncontrolling interest	(6,782)
Noncontrolling interest in New Dawn		1,734	1,734	1,128	377
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Net cash provided by (used in) financing activities	106,827	(453,022)	(465,234)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	(4,743)	2,905	1,375	1,057	7,798
Net change in cash and cash equivalents	(63,454)	(397,509)	(398,230)	215,359	7,360
Cash and cash equivalents, beginning of period	294,700	692,930	692,930	477,571	470,211
Cash and cash equivalents, end of period	231,246	295,421	294,700	692,930	477,571
Supplemental cash flow information:
Interest paid, net of amounts capitalized	924,977	921,812	1,196,416	954,111	978,515
Income taxes paid, net of refunds	25,838	19,454	16,143	33,023	52,070
Supplemental disclosure of non-cash investing activities:
Capitalization of deferred satellite performance incentives				18,720	16,705
Accrued capital expenditures	54,083	34,181	86,069	71,219	78,151
Restricted cash received	23,901		94,131
Restricted cash paid	$ (118,032)

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ (142,298)	$ (432,350)
Other Comprehensive income (loss), net of tax:
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs, net of tax of $0.05 million for each of the nine months ended September 30, 2011 and 2012	(83)	(81)
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, net of tax of ($1.9) million and ($8.1) million for the nine months ended September 30, 2011 and 2012, respectively	2,947	3,246
Gains (losses) on investments, net of tax of $0.2 million and ($0.1) million for the nine months ended September 30, 2011 and 2012, respectively	189	(227)
Other comprehensive income	3,053	2,938
Comprehensive loss	(139,245)	(429,412)
Comprehensive (income) loss attributable to noncontrolling interest	(643)	2,942
Total comprehensive loss	$ (139,888)	$ (426,470)

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs, net of tax	$ 0.05	$ 0.05
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, tax	(8.1)	(1.9)
Gains (losses) on investments, net of tax	$ (0.1)	$ 0.2

Background of Company	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Background of Company
Note 1	General

Basis of Presentation

The accompanying condensed consolidated financial statements of Intelsat S.A. and its subsidiaries (“Intelsat,” “we,” “us” or “our”) have not been audited, but are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. References to U.S. GAAP issued by the Financial Accounting Standards Board (“FASB”) in these footnotes are to the FASB Accounting Standards Codification (“ASC” or the “Codification”). The unaudited condensed consolidated financial statements include all adjustments (consisting only of normal and recurring adjustments) that are, in the opinion of management, necessary for a fair presentation of these financial statements. The results of operations for the periods presented are not necessarily indicative of operating results for the full year or for any future period. The condensed consolidated balance sheet as of December 31, 2011 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2011 on file with the Securities and Exchange Commission.

On March 30, 2012, Intelsat Global S.A. (“Intelsat Global”), our former indirect parent, and certain of its subsidiaries engaged in a series of transactions that resulted in Intelsat Global Holdings S.A. (“Intelsat Global Holdings”), a new holding company, acquiring all of the outstanding shares of Intelsat Global. As a result, Intelsat Global became a wholly owned subsidiary of Intelsat Global Holdings, and all of Intelsat Global Holdings’ equity is now beneficially owned by the former shareholders of Intelsat Global in the same proportions as such shareholders’ former ownership in Intelsat Global. Further, on May 31, 2012, Intelsat Global merged with and into Intelsat Investment Holdings S.à r.l.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of these condensed consolidated financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. Accordingly, ultimate results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the prior year’s financial statements to conform to the current year presentation. The reclassifications had no effect on previously reported results of operations, cash flows or retained earnings.

Recently Adopted Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). Beginning in the first quarter of 2012, ASU 2011-05 eliminated the option that had previously allowed us to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. Beginning in the first quarter of 2012, we have included a separate condensed consolidated statement of comprehensive loss in our financial statements. The majority of our other comprehensive loss and our accumulated other comprehensive loss is related to our defined benefit retirement plans. ASU 2011-05 does not change whether items are reported in net loss or in other comprehensive income and does not change whether and when items of other comprehensive income are reclassified to net loss.

Note 1	Background of Company

Intelsat S.A. (“Intelsat,” “we,” “us” or “our”) provides satellite communications services worldwide through a global communications network of 52 satellites in orbit as of December 31, 2011 and ground facilities related to satellite operations and control, and teleport services.

The International Telecommunications Satellite Organization “INTELSAT” (the “IGO”) was established on an interim basis in 1964. The IGO was formally established on February 12, 1973 in accordance with the provisions of an intergovernmental agreement (the “INTELSAT Agreement”) and an operating agreement (the “Operating Agreement”). The parties to the INTELSAT Agreement were the IGO’s 148 member countries. Substantially all of the IGO’s assets, liabilities, rights, obligations and operations were transferred to Intelsat, Ltd. and its wholly-owned subsidiaries on July 18, 2001 in a transaction referred to as the privatization. The IGO’s shareholders received shares in Intelsat, Ltd., a company originally organized under the laws of Bermuda, in proportion to their ownership in the IGO on the privatization date, and became holders of 100% of the outstanding ordinary shares of Intelsat.

On January 28, 2005, Intelsat, Ltd. was acquired by Intelsat Holdings, Ltd. (“Intelsat Holdings”), formerly known as Zeus Holdings, Limited, a Bermuda company formed at the direction of funds advised by or associated with Apax Partners Worldwide LLP and Apax Partners, L.P., Apollo Management V, L.P., MDP Global Investors, Limited and Permira Advisers LLC.

On July 3, 2006, Intelsat (Bermuda), Ltd. (“Intelsat Bermuda”), a wholly-owned indirect subsidiary of Intelsat Holdings, completed the acquisition of PanAmSat Holding Corporation (“PanAmSat Holdco”) pursuant to a merger agreement dated as of August 28, 2005, by and among Intelsat Bermuda, Proton Acquisition Corporation (“Merger Sub”), a wholly-owned subsidiary of Intelsat Bermuda, and PanAmSat Holdco (the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into PanAmSat Holdco, with PanAmSat Holdco surviving the merger (the “Merger Transaction”). Upon completion of the Merger Transaction, PanAmSat Holdco’s equity holders ceased to hold shares or other equity interests in PanAmSat Holdco. On July 3, 2006, following the completion of the acquisition, PanAmSat Holdco was renamed “Intelsat Holding Corporation” and PanAmSat Corporation was renamed “Intelsat Corporation” (“Intelsat Corp”). Upon completion of the PanAmSat Acquisition Transactions (as defined below), PanAmSat Holdco became a wholly-owned subsidiary of Intelsat Bermuda.

In connection with, and in order to effect, the transactions contemplated by the Merger Agreement and the related financing, Intelsat Bermuda created a new direct wholly-owned subsidiary, Intelsat Intermediate Holding Company, Ltd. (“Intermediate Holdco”). Intelsat Bermuda transferred substantially all of its assets (other than cash, certain prepaid expenses and the capital stock of Merger Sub) and liabilities to Intermediate Holdco. In addition, on July 3, 2006, we incurred approximately $3.5 billion of additional debt and assumed $3.2 billion of outstanding debt to finance the Merger Transaction. Also, on July 3, 2006, Intelsat Subsidiary Holding Company, Ltd. terminated its prior senior secured credit facilities and entered into new senior secured credit facilities under a credit agreement, to change certain of the terms thereunder. These transactions and the Merger Transaction are collectively referred to as the PanAmSat Acquisition Transactions.

On February 4, 2008, Serafina Acquisition Limited (“Serafina”) completed its acquisition of 100% of the equity ownership of Intelsat Holdings for total cash consideration of approximately $5.0 billion, pursuant to a Share Purchase Agreement, dated as of June 19, 2007 (the “BC Share Purchase Agreement”), among Serafina, Intelsat Holdings, certain shareholders of Intelsat Holdings and Serafina Holdings Limited (“Serafina Holdings”), the direct parent of Serafina. This transaction is referred to as the New Sponsors Acquisition.

On December 15, 2009, Intelsat, Ltd. and certain of its parent holding companies and subsidiaries migrated their jurisdiction of organization from Bermuda to Luxembourg (the “Migration”). As a result of the Migration, our headquarters are located in Luxembourg. Each company that migrated has continued its corporate and legal personality in Luxembourg. Subsequent to the Migration, Intelsat Global, Ltd. is known as Intelsat Global S.A. (“Intelsat Global”), Intelsat Global Subsidiary, Ltd. is known as Intelsat Global Subsidiary S.A., Intelsat Holdings, Ltd. is known as Intelsat Holdings S.A. (“Intelsat Holdings”), Intelsat, Ltd. is known as Intelsat S.A., Intelsat Bermuda is known as Intelsat (Luxembourg) S.A. (“Intelsat Luxembourg”), Intelsat Jackson Holdings, Ltd. is known as Intelsat Jackson Holdings S.A. (“Intelsat Jackson”), Intelsat Intermediate Holding Company, Ltd. is known as Intelsat Intermediate Holding Company S.A. (“Intermediate Holdco”) and Intelsat Subsidiary Holding Company, Ltd. is known as Intelsat Subsidiary Holding Company S.A. (“Intelsat Sub Holdco”).

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Note 2	Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Intelsat, its wholly-owned subsidiaries, variable interest entities (“VIE”) of which we are the primary beneficiary and a joint venture with Convergence SPV, Ltd. (“Convergence Partners”) named New Dawn Satellite Company Ltd. (“New Dawn”), in which we have a 74.9% interest. We are the primary beneficiary of two VIEs, as more fully described in Note 8—Investments, and accordingly, we include in our consolidated financial statements the assets and liabilities and results of operations of those entities, even though we may not own a majority voting interest. We use the equity method to account for our investments in entities where we exercise significant influence over operating and financial policies but do not control under either the voting interest model (generally 20% to 50% ownership interest) or the variable interest model. We have eliminated all significant intercompany accounts and transactions.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. Accordingly, ultimate results could differ from those estimates.

(c)	Revenue Recognition

We earn revenue from providing satellite services and managed services to customers. We enter into contracts with customers to provide satellite transponders and transponder capacity and, in certain cases, earth stations and teleport facilities, for periods typically ranging from one year to the life of the satellite. Our revenue recognition policies are as follows:

Satellite Utilization Charges. We generally recognize revenues on a straight-line basis over the term of the related customer contract unless collectability is not reasonably assured. Revenues from occasional use services are recognized as the services are performed. We have certain obligations, including providing spare or substitute capacity if available, in the event of satellite service failure under certain long-term agreements. We generally are not obligated to refund satellite utilization payments previously made.

Satellite Related Consulting and Technical Services. We recognize revenue from the provision of consulting services on a monthly basis as those services are performed. We recognize revenue for consulting services with specific deliverables, such as Transfer Orbit Support Services or training programs, upon the completion of those services.

Tracking, Telemetry and Commanding (“TT&C”). We earn TT&C services revenue from providing operational services to other satellite owners and from certain customers on our satellites. TT&C agreements entered into in connection with our satellite utilization contracts are typically for the period of the related service agreement. We recognize this revenue ratably over the term of the service agreement.

In-Orbit Backup Services. We provide back-up transponder capacity that is held on reserve for certain customers on agreed-upon terms. We recognize revenues for in-orbit protection services ratably over the term of the related agreement.

Revenue Share Arrangements. We recognize revenues under revenue share agreements for satellite-related services either on a gross or net basis in accordance with the principal versus agent considerations topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) (the “Codification”) which provides guidance and clarifies when an entity should report revenue gross as a principal versus net as an agent, depending on the nature of the specific contractual relationship.

Construction Program Management. Construction program management arrangements that extend beyond one year are accounted for in accordance with the Construction-Type and Production-Type Contracts topic of the Codification. We generally account for long-term, fixed price, development and production contracts under the percentage of completion method. We measure progress towards contract completion using the cost-to-cost method.

We may sell these products or services individually or in some combination to our customers. When these products and services are sold together, we account for the multiple elements under FASB ASC Topic 605-25, Revenue Recognition-Multiple Element Arrangements (“FASB ASC 605-25”). FASB ASC 605-25 provides guidance on accounting for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets.

In October 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), which amended FASB ASC Topic 605-25 to eliminate the requirements for undelivered elements in an arrangement to have vendor-specific objective evidence or third-party evidence before an entity can recognize the portion of revenue that is attributable to items already delivered. Effective January 1, 2010, we elected to early adopt ASU 2009-13 prospectively for revenue arrangements entered into or materially modified beginning in the first quarter of 2010. Under the revised guidance, we allocate revenue for transactions or collaborations that include multiple elements to each unit of accounting based on its relative selling price, and recognize revenue for each unit of accounting when the applicable revenue recognition criteria have been met.

(d)	Fair Value Measurements

We estimate the fair value of our financial instruments using available market information and valuation methodologies. The carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate their fair values because of the short maturity of these financial instruments.

FASB ASC Topic 820, Fair Value Measurements and Disclosure (“FASB ASC 820”) defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. FASB ASC 820 establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted market prices that are observable or that can be corroborated by observable market data by correlation; and

•	Level 3—unobservable inputs based upon the reporting entity’s internally developed assumptions which market participants would use in pricing the asset or liability.

(e)	Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less, which are generally time deposits with banks and money market funds. The carrying amount of these investments approximates market value.

Restricted cash consists of insurance proceeds received in connection with the Intelsat New Dawn anomaly (see Note 7(c)—Satellite Health—2011 Anomalies). The New Dawn debt agreements provide that the cash be held in a separate account and be used to repay New Dawn debt and a portion of the associated interest rate swaps.

(f)	Receivables, Allowances for Doubtful Accounts and Concentration of Credit Risk

We provide satellite services and extend credit to numerous customers in the satellite communication, telecommunications and video markets. We monitor our exposure to credit losses and maintain allowances for doubtful accounts and anticipated losses. We believe we have adequate customer collateral and reserves to cover our exposure. If we determine that the collection of payments for satellite utilization or managed services is not reasonably assured at the time the service is provided, we defer recognition of the revenue until we believe collection is reasonably assured or the payment is received.

(g)	Satellites and Other Property and Equipment

Satellites and other property and equipment are stated at historical cost, or in the case of certain satellites acquired, the fair value at the date of acquisition. Capitalized costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers (dependent on the continued satisfactory performance of the satellites), costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.

We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

Years
Buildings and improvements	10 - 40
Satellites and related costs	11 - 17
Ground segment equipment and software	4 - 15
Furniture and fixtures and computer hardware	4 - 12
Leasehold improvements (1)	2 - 12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

(h)	Other Assets

Other assets consist of investments in certain equity securities, unamortized debt issuance costs, long-term deposits, long-term receivables and other miscellaneous deferred charges and long-term assets. Debt issuance costs represent our costs incurred to secure debt financing, which are amortized to interest expense using the effective interest method over the life of the related indebtedness.

(i)	Business Combinations

We account for business combinations under the acquisition method. We recognize the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date at their fair values as of that date. Any excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired is recognized as goodwill.

(j)	Goodwill and Other Intangible Assets

Goodwill. We account for goodwill and other intangible assets in accordance with FASB ASC Topic 350, Intangibles—Goodwill and Other (“FASB ASC 350”). Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of identifiable net assets of businesses acquired. Goodwill and certain other intangible assets deemed to have indefinite lives are not amortized but are tested on an annual basis for impairment during the fourth quarter, or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. The impairment test compares the reporting unit’s carrying value to its fair value and, when appropriate, the carrying value of goodwill is reduced to fair value. See Note 9—Goodwill and Other Intangible Assets.

Other Intangible Assets. Intangible assets arising from business combinations are initially recorded at fair value. We record other intangible assets at cost. We amortize intangible assets with determinable lives (consisting of backlog, customer relationships, and technologies) based on the expected pattern of consumption. We review these intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. See Note 9—Goodwill and Other Intangible Assets.

(k)	Impairment of Long-Lived Assets

We review long-lived assets, including property and equipment and acquired intangible assets with estimable useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such an asset may not be recoverable. These indicators of impairment can include, but are not limited to, the following:

•	satellite anomalies, such as a partial or full loss of power;

•	under-performance of an asset compared to expectations; and

•	shortened useful lives due to changes in the way an asset is used or expected to be used.

The recoverability of an asset to be held and used is determined by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, we record an impairment charge in the amount by which the carrying amount of the asset exceeds its fair value, which we determine by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique.

(l)	Income Taxes

We account for income taxes in accordance with FASB ASC Topic 740—Income Taxes (“FASB ASC 740”). We are subject to income taxes in the United States as well as a number of other foreign jurisdictions. Significant judgment is required in the calculation of our tax provision and the resultant tax liabilities and in the recoverability of our deferred tax assets that arise from temporary differences between the tax and financial statement recognition of revenue and expense and net operating loss and credit carryforwards.

We assess the likelihood that our deferred tax assets can be recovered. A valuation allowance is required when it is more likely than not that all or a portion of the deferred tax asset will not be realized. We evaluate the recoverability of our deferred tax assets based in part on the existence of deferred tax liabilities that can be used to realize the deferred tax assets.

During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. We evaluate our tax positions to determine if it is more likely than not that a tax position is sustainable, based solely on its technical merits and presuming the taxing authorities have full knowledge of the position and access to all relevant facts and information. When a tax position does not meet the more likely than not standard, we record a liability for the entire amount of the unrecognized tax benefit. Additionally, for those tax positions that are determined more likely than not to be sustainable, we measure the tax position at the largest amount of benefit more likely than not (determined by cumulative probability) to be realized upon settlement with the taxing authority.

(m)	Foreign Currency Translation

Our functional currency is the U.S. dollar, since substantially all customer contracts, capital expenditure contracts and operating expense obligations are denominated in U.S. dollars. Consequently, we do not believe that we are exposed to material currency exchange risk. Transactions not denominated in U.S. dollars have been translated using the spot rates of exchange at the dates of the transactions. We recognize differences on exchange arising on the settlement of the transactions denominated in currencies other than the U.S. dollar in the consolidated statement of operations.

(n)	Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting shareholder’s equity that, under U.S. GAAP, are excluded from net income. Such items consist primarily of the change in the market value of available-for-sale securities and minimum pension liability adjustments.

(o)	Share-Based Compensation

Compensation cost is recognized based on the requirements of FASB ASC Topic 718, Compensation—Stock Compensation, for all share-based awards granted. For share-based awards recognized as liability awards, we record compensation cost based on the fair value of such awards.

Because our equity is privately held, we are required to estimate its fair market value at each reporting period in order to properly record stock compensation expense. The determination of such fair market value requires considerable judgment. We estimate the fair market value using a combination of the income and market approaches, and we allocate a 50% weighting to each approach.

The income approach quantifies the future cash flows that we expect to achieve consistent with our annual business plan and forecasting processes. These future cash flows are discounted to their net present values using an estimated rate corresponding to a weighted average cost of capital. Our forecasted cash flows are subject to uncontrollable and unforeseen events that could positively or negatively impact economic and business conditions. The estimated weighted average cost of capital includes assumptions and estimates based upon interest rates, expected rates of return, and other risk factors that consider both historic data and expected future returns for comparable investments.

The market approach estimates fair value by applying trading multiples of enterprise value to EBITDA based on observed publicly traded comparable companies.

(p)	Deferred Satellite Performance Incentives

The cost of satellite construction includes an element of deferred consideration that we are obligated to pay to satellite manufacturers over the lives of the satellites, provided the satellites continue to operate in accordance with contractual specifications. Historically, the satellite manufacturers have earned substantially all of these payments. Therefore, we account for these payments as deferred financing. We capitalize the present value of these payments as part of the cost of the satellites and record a corresponding liability to the satellite manufacturers. Interest expense is recognized on the deferred financing and the liability is accreted over time and reduced as the payments are made.

(q)	Derivative Instruments

We hold interest rate swaps, each of which were undesignated as of December 31, 2011. The swaps are marked-to-market quarterly with any change in fair value recorded as gains or losses on derivative financial instruments in our consolidated statements of operations.

We accounted for a contingent put option embedded within Intelsat Sub Holdco’s 8  7/8% Senior Notes due 2015, Series B (the “2015 Intelsat Sub Holdco Notes, Series B”) under FASB ASC Topic 815, Derivatives and Hedging (“FASB ASC 815”), bifurcating the put option from the debt host instrument and classifying it as a derivative instrument. We estimated the fair value of the embedded derivative on the issuance date and subsequently revalued the derivative at the end of each reporting period, recognizing any change in fair value through earnings. As of May 5, 2011, we redeemed the entire $400 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B (see Note 10—Long Term Debt—2011 Intelsat Jackson Notes Offering, Tender Offers and Additional Redemptions). Therefore, we derecognized the embedded derivative liability, and the value at December 31, 2011 was $0.

(r)	Redeemable Noncontrolling Interest in Subsidiary

New Dawn is a majority owned subsidiary of ours that is a joint venture investment with Convergence Partners. Convergence Partners has the ability to require Intelsat to buy its ownership interest at fair value subsequent to the operations of New Dawn’s assets for a period of time defined in the New Dawn Project Agreement. In accordance with the guidance provided in FASB ASC Topic 480, Distinguishing Liabilities from Equity (“FASB ASC 480”), regarding the classification and measurement of redeemable securities, we mark to market the fair value of the noncontrolling interest in New Dawn at each reporting period. Any changes in fair value are reflected as an adjustment to paid-in capital. We classify redeemable noncontrolling interest as mezzanine equity in the accompanying consolidated balance sheets.

(s)	Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. The reclassifications had no effect on previously reported results of operations, cash flows or retained earnings.

(t)	New Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). Certain provisions of ASU 2010-06 are effective for fiscal years beginning after December 15, 2010 and we adopted these provisions in the first quarter of 2011. These provisions of ASU 2010-06 amended FASB ASC Topic 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), by requiring us to present as separate line items all purchases, sales, issuances, and settlements of financial instruments valued using significant unobservable inputs (Level 3) in the reconciliation for fair value measurements, whereas previously these were presented in aggregate as one line item. Although this may change the appearance of our reconciliation, this did not have a material impact on our financial statements or disclosures.

In June, 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). Beginning in the first quarter of 2012, ASU 2011-05 eliminates the option that currently allows us to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. Starting in 2012, these items must be presented either in a single continuous statement or in two separate but consecutive statements. ASU 2011-05 does not change whether items are reported in net income or in other comprehensive income and does not change whether and when items of other comprehensive income are reclassified to net income. If there are material components of other comprehensive income, we will follow the guidance in ASU 2011-05 starting in 2012.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Note 2	Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurements and Disclosure (“FASB ASC 820”) defines fair value, establishes a market-based framework or hierarchy for measuring fair value and provides for certain required disclosures about fair value measurements. The guidance is applicable whenever another accounting pronouncement requires or permits assets and liabilities to be measured at fair value, but does not require any new fair value measurements.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted market prices that are observable or that can be corroborated by observable market data by correlation; and

•	Level 3—unobservable inputs based upon the reporting entity’s internally developed assumptions which market participants would use in pricing the asset or liability.

We have identified investments in marketable securities, interest rate financial derivative instruments and a redeemable noncontrolling interest as those items that meet the criteria of the disclosure requirements and fair value framework of FASB ASC 820.

The following tables present assets and liabilities measured and recorded at fair value in our condensed consolidated balance sheets on a recurring basis and their level within the fair value hierarchy (in thousands), excluding long-term debt (see Note 8—Long-Term Debt). We did not have any transfers between Level 1 and Level 2 fair value measurements during the nine months ended September 30, 2012.

		Fair Value Measurements at December 31, 2011
	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities(1)	$5,418	$5,418	$—	$—

Total assets	$5,418	$5,418	$—	$—

Liabilities
Undesignated interest rate swaps(2)	$95,518	$—	$95,518	$—
Redeemable noncontrolling interest(3)	3,024	—	—	3,024

Total liabilities	$98,542	$—	$95,518	$3,024

		Fair Value Measurements at September 30, 2012
	As of September 30, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities(1)	$5,351	$5,351	$—	$—

Total assets	$5,351	$5,351	$—	$—

Liabilities
Undesignated interest rate swaps(2)	$89,825	$—	$89,825	$—
Redeemable noncontrolling interest(3)	8,744	—	—	8,744

Total liabilities	$98,569	$—	$89,825	$8,744

(1)	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $5.9 million at December 31, 2011 and $5.5 million at September 30, 2012. We sold marketable securities with a cost basis of $0.4 million during the nine months ended September 30, 2012 and recorded a loss on the sale of $0.07 million, which was included within other income (expense), net in our condensed consolidated statement of operations.
(2)	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
(3)	On October 5, 2012, we purchased the remaining noncontrolling ownership interest in our indirect subsidiary, New Dawn Satellite Company, Ltd. (“New Dawn”), held by our joint venture partner, Convergence SPV Ltd (“Convergence Partners”) for $8.7 million (see Note 6(b)—Investments—New Dawn). At September 30, 2012, we valued our redeemable noncontrolling interest at this purchase price, as compared to the income approach valuation technique used in prior periods. Both of these approaches to estimate fair value utilized Level 3 inputs.

The following tables present the activity for those items measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in FASB ASC 820 (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest(1)	Embedded Derivative	Total
Balance at December 31, 2010	$18,621	$4,295	$22,916
Contributions	1,734	—	1,734
Mark to market valuation adjustment	(15,090)	(4,295)	(19,385)
Net loss attributable to noncontrolling interest	(2,241)	—	(2,241)

Balance at December 31, 2011	$3,024	$—	$3,024

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest(1)	Embedded Derivative	Total
Balance at December 31, 2011	$3,024	$—	$3,024
Mark to market valuation adjustment	(268)	—	(268)
Net loss attributable to noncontrolling interest	(658)	—	(658)

Balance at March 31, 2012	2,098	—	2,098

Mark to market valuation adjustment	3,845	—	3,845
Net loss attributable to noncontrolling interest	(531)	—	(531)

Balance at June 30, 2012	5,412	—	5,412

Mark to market valuation adjustment	4,086	—	4,086
Net loss attributable to noncontrolling interest	(754)	—	(754)

Balance at September 30, 2012	$8,744	$—	$8,744

(1)	In accordance with FASB ASC Topic 480, Distinguishing Liabilities from Equity (“FASB ASC 480”), regarding the classification and measurement of redeemable securities, we marked to market the fair value of the noncontrolling interest in our joint venture investment in New Dawn.

Note 3	Fair Value Measurements

We have identified investments in marketable securities, interest rate financial derivative instruments, embedded derivative instruments and a redeemable noncontrolling interest that meet the criteria of the disclosure requirements and fair value framework of FASB ASC 820.

The following tables present assets and liabilities measured and recorded at fair value in our consolidated balance sheets on a recurring basis and their level within the fair value hierarchy (in thousands), excluding long-term debt (see Note 10—Long-Term Debt). We did not have transfers between Level 1 and Level 2 fair value measurements during the year ended December 31, 2011.

		Fair Value Measurements at December 31, 2010
Description	As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities (1)	$5,949	$5,949	$—	$—

Total assets	$5,949	$5,949	$—	$—

Liabilities
Undesignated interest rate swaps (2)	$147,815	$—	$147,815	$—
Embedded derivative (3)	4,295	—	—	4,295
Redeemable noncontrolling interest (4)	18,621	—	—	18,621

Total liabilities	$170,731	$—	$147,815	$22,916

		Fair Value Measurements at December 31, 2011
Description	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities (1)	$5,418	$5,418	$—	$—

Total assets	$5,418	$5,418	$—	$—

Liabilities
Undesignated interest rate swaps (2)	$95,518	$—	$95,518	$—
Redeemable noncontrolling interest (4)	3,024	—	—	3,024

Total liabilities	$98,542	$—	$95,518	$3,024

(1)	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $6.3 million at December 31, 2010 and $5.9 million at December 31, 2011. We sold marketable securities with a cost basis of $0.4 million during the twelve months ended December 31, 2011 and recorded a gain on the sale of $0.1 million which was included within other income, net in our consolidated statement of operations.
(2)	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the overall valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
(3)	To value the contingent put option embedded within the 2015 Intelsat Sub Holdco Notes, Series B, we used a standard valuation technique utilizing inputs and assumptions which include the debt maturity date, issue price, coupon rate, change of control put price, and the estimated date of a change in control. We identified the inputs used to calculate the fair value as Level 3 inputs and concluded that the valuation in its entirety was classified in Level 3 of the fair value hierarchy.
(4)	We estimated the fair value of the redeemable noncontrolling interest in New Dawn using Level 3 inputs such as the discounted cash flows.

The following table presents the activity for those items measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in FASB ASC 820 (in thousands):

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest	Embedded Derivative	Total
Balance at December 31, 2009	$8,884	$14,600	$23,484
Contributions	1,128	—	1,128
Mark to market valuation adjustment	10,908	(10,305)	603
Net loss attributable to noncontrolling interest	(2,299)	—	(2,299)

Balance at December 31, 2010	18,621	4,295	22,916

Contributions	1,734	—	1,734
Mark to market valuation adjustment	(15,090)	(4,295)	(19,385)
Net loss attributable to noncontrolling interest	(2,241)	—	(2,241)

Balance at December 31, 2011	$3,024	$—	$3,024

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, such items are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances, such as if there is evidence of impairment.

The fair value measurement of our Galaxy 15 satellite as of September 30, 2010, in conjunction with its related anomaly, was considered by us to be within Level 3 of the fair value hierarchy, as the most significant inputs were derived utilizing our internally prepared budgets and forecast information, which we believe a market participant would use in pricing such an asset. The estimated fair value was determined based on a probability-weighted discounted cash flow analysis, and was discounted at an appropriate weighted average cost of capital. During the second quarter of 2010, this long-lived asset was written down to a fair value of $35.0 million from its carrying value of $139.1 million, and continues to be depreciated. In accordance with the FASB ASC Topic 360, Property, Plant and Equipment (“FASB ASC 360”), regarding the impairment or disposal of long-lived assets, we recorded an impairment charge of $104.1 million, which was included in our consolidated statements of operations for the year ended December 31, 2010 (see Note 7—Satellites and Other Property and Equipment—Other Significant Anomalies).

Share-Based and Other Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-Based and Other Compensation Plans
Note 3	Share-Based and Other Compensation Plans

On May 6, 2009, the board of directors of Intelsat Global adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (the “2008 Share Plan”). The 2008 Share Plan was adopted by our new parent holding company, Intelsat Global Holdings, by an amendment effective as of March 30, 2012. The 2008 Share Plan provides for a variety of equity-based awards with respect to Class A common shares (the “Class A Shares”), and Class B common shares (the “Class B Shares” and, together with the Class A Shares, the “Common Shares”), including non-qualified share options, incentive share options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted share awards, restricted share unit awards, share appreciation rights, phantom share awards and performance-based awards.

Due to the expiration of certain repurchase features that are contained within the 2008 Share Plan, we changed the classification of certain executive officers’ awards from liability classified awards to equity classified awards in the first quarter of 2011. The change was accounted for in a manner similar to that of a modification in accordance with FASB ASC Topic 718, Compensation—Stock Compensation, and did not have a material impact on our condensed consolidated balance sheet.

During the nine months ended September 30, 2012, Intelsat Global Holdings repurchased 14,231 vested Class A share options and 16,482 vested Class B common shares. Intelsat Global Holdings did not grant equity-based awards under the 2008 Share Plan during the nine months ended September 30, 2012. We recorded compensation expense of $4.0 million and $4.4 million during the nine months ended September 30, 2011 and 2012, respectively, related to our share-based awards.

Note 4	Share-Based and Other Compensation Plans

2008 Share Plan

On May 6, 2009, the board of directors of Intelsat Global adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (the “2008 Share Plan”). The 2008 Share Plan provides for a variety of equity-based awards with respect to Class A common shares (the “Class A Shares”), and Class B common shares (the “Class B Shares” and, together with the Class A Shares, the “Common Shares”), including non-qualified share options, incentive share options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted share awards, restricted share unit awards, share appreciation rights, phantom share awards and performance-based awards.

A total of 1,689,975 Common Shares may be issued under the 2008 Share Plan, provided, however, that no more than 946,386 Class B Shares may be issued under the 2008 Share Plan. Class A Shares may be issued pursuant to any type of award; however, Class B Shares may only be issued pursuant to restricted share awards. Additionally, 438,827 Class A Shares shall be available for issuance pursuant to the vesting and/or exercise of certain options and restricted share awards (the “Rollover Awards”) previously granted under the Intelsat Holdings, Ltd. 2005 Share Incentive Plan (the “2005 Share Plan”). To the extent that any award, other than the Rollover Awards, terminates, expires, or lapses for any reason, or is settled in cash without delivery of shares (or, in the case of restricted shares, without vesting) to the participant, then any shares subject to the award may be used again for new grants under the 2008 Share Plan. All equity based awards are for shares in our indirect parent, Intelsat Global, and therefore the costs related to these equity-based awards are reflected as capital contributions in the form of liabilities assumed by the parent in the accompanying statements of shareholder’s equity (deficit).

Because our equity is privately held, we estimate the fair market value of equity at each reporting period in order to properly record stock compensation expense. We estimate the fair market value using a combination of income and market approaches.

(i) Rollover Shares

In connection with the adoption of the 2008 Share Plan, 293,926 Class A Shares previously granted pursuant to the 2005 Share Plan, of which 228,976 Class A Shares had been awarded to certain executive officers (the “Rollover Executive Officers”) under employment agreements, became subject to new Class A restricted share agreements and the provisions of the 2008 Share Plan. Prior to 2011, these rollover shares were classified as a liability of Intelsat Global due to certain repurchase features in the 2008 Share Plan and the new Class A restricted share agreements. During 2011, in accordance with the terms of the agreements with the Rollover Executive Officers, the repurchase features expired. This change in repurchase features resulted in these awards being reclassified as equity awards during 2011. Rollover shares held by other awardees continue to be accounted for at fair value as liability awards due to the ongoing repurchase features. All of the rollover shares were vested at December 31, 2011.

For the years ended December 31, 2009 and 2010 we recorded compensation expense of $30.9 million and $10.4 million, respectively, related to the rollover shares. No compensation expense related to the rollover shares was recorded for the year ended December 31, 2011.

(ii) Rollover Options

On February 4, 2008, in connection with the New Sponsors Acquisition, certain unvested share-based compensation arrangements (“SCAs”) of Intelsat Holdings under the 2005 Share Plan were rolled over into new SCAs of Intelsat Global. In connection with the adoption of the 2008 Share Plan in May 2009, these SCAs of Intelsat Global became subject to new option agreements and the provisions of the 2008 Share Plan.

Holders of these options who terminate employment with Intelsat Global or its subsidiaries will forfeit any unvested options. Additionally, the option agreements have certain repurchase features which provide Intelsat Global, based on the reason for termination, with the right to repurchase any vested options, and any shares issued upon exercise of vested options, at a price equal to either the fair market value of the shares at resignation or $100.00 per share based on the reason for termination, less the applicable exercise price of $25.00 per share. Unless earlier terminated pursuant to the terms of the option agreements, the rollover options will expire on varying dates, the latest of which is January 17, 2017.

For the years ended December 31, 2009, 2010 and 2011, we recorded compensation expense of $12.1 million, $0.3 million and $0.4 million, respectively related to the rollover options. At December 31, 2011, vested rollover options had an aggregate intrinsic value of $10.6 million.

A summary of the changes in Intelsat Global’s rollover options outstanding during the year ended December 31, 2011 is set forth below:

	Options	Weighted average exercise price
Rollover options outstanding at December 31, 2010	147,247	$25.00
Cancelled and returned for cash	(6,009)	$25.00

Rollover options outstanding at December 31, 2011	141,238	$25.00

Rollover options exercisable at December 31, 2011	141,238	$25.00
(remaining average contractual term of approximately 5 years)

(iii) Class B Share Grants

In connection with the adoption of the 2008 Share Plan, 900,249 Class B Shares were awarded to employees of Intelsat Global and its subsidiaries. These shares are subject to transfer, vesting and other restrictions set forth in the applicable Class B restricted share agreements, as described below.

Class B Share Grants to Certain Executive Officers

480,830 Class B Shares were issued to certain of our executive officers (the “Class B Executive Officers”) as of May 6, 2009. Generally, five-sevenths of these Class B Shares are subject to time vesting, with 25% of the shares vested as of the date of grant and the remaining shares vesting in equal monthly installments of 1/45th per month commencing June 4, 2009 (the “Executive Officer Class B Time-Vesting Shares”). With respect to Class B Executive Officers with a date of hire after February 4, 2008, 10% of the Executive Officer Class B Time-Vesting Shares vest six months after the date of hire and the remaining shares vest in equal monthly installments of 1/54th per month thereafter. The remaining Class B Shares are subject to annual performance-based vesting upon the achievement of certain adjusted EBITDA and revenue goals for 2008 and 2009 (and 2010 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years (the “Executive Officer Class B Performance Shares”). The adjusted EBITDA and revenue targets for 2008, 2009 and 2010 were met.

In the event of a change in control, as defined in the 2008 Share Plan, the Executive Officer Class B Time-Vesting Shares become fully vested, and the Executive Officer Class B Performance Shares vest if certain principal shareholders of Intelsat Global, as defined in the applicable agreements (the “Principal Shareholders”), receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015).

Prior to 2011, the Class B share grants to the Class B Executive Officers were classified as a liability of Intelsat Global due to certain repurchase features in the 2008 Share Plan and the applicable restricted share agreements. During 2011, in accordance with the terms of the agreements with the Class B Executive Officers, the repurchase features expired. This change in repurchase features resulted in these awards being reclassified as equity awards during 2011.

During the years ended December 31, 2009, 2010 and 2011, we recorded compensation expense of $13.5 million, $6.8 million and $4.6 million, respectively, based on the fair value of the Class B shares. At December 31, 2011, there was $5.4 million of unrecognized compensation cost associated with the Executive Officer Class B Time-Vesting Shares, which is expected to be recognized over the remaining vesting period of 2 years.

A summary of the changes in Intelsat Global’s restricted Class B Shares for the Class B Executive Officers during the year ended December 31, 2011 is set forth below:

	Shares	Grant date fair value per Share
Total non-vested Class B Shares at December 31, 2010	166,117	$10.73
Vested	(77,335)	$10.73

Total non-vested Class B Shares at December 31, 2011	88,782	$10.73

(remaining average contractual term of approximately 2 years)

Class B Share Grants to All Other Awardees

419,419 restricted Class B Shares were issued effective as of May 8, 2009 to certain other members of management and key employees of Intelsat Global and its subsidiaries. Generally, five-sevenths of these Class B Shares are subject to time vesting, with 10% of the shares generally vesting six months after the later of February 4, 2008 or the date of hire, and the remaining shares vesting in equal monthly installments of 1/54th per month thereafter (the “Management Class B Time-Vesting Shares”). The remaining Class B Shares are subject to annual performance-based vesting upon the achievement of certain adjusted EBITDA and revenue goals for 2008 and 2009 (and 2010 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years (the “Management Class B Performance Shares”). The adjusted EBITDA and revenue targets for 2008, 2009 and 2010 were met.

In the event of a change in control, as defined in the applicable agreement, the Management Class B Time-Vesting Shares become fully vested, and the Management Class B Performance Shares vest if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015).

Class B Shares held by employees can be repurchased at par value of $0.01 per share in the event of voluntary termination by the employee and other defined circumstances. Since these repurchase features enable Intelsat Global to recover the shares without transferring any appreciation in value if the employee were to terminate voluntarily, the Class B Shares to other awardees were not deemed to be granted under the provisions of ASC Topic 718. No compensation expense has been recorded in connection with these awards. During the year ended December 31, 2011, we repurchased 12,873 vested Class B shares at par value.

(iv) Class A Share Option Grants and SCAs

In connection with the adoption of the 2008 Share Plan, 707,351 Intelsat Global Class A SCAs were awarded to employees of Intelsat Global and its subsidiaries at an exercise price of $100 per share and 377,795 Class A share options were awarded to certain of our executive officers under option agreements at an exercise price of $100 per share. These awards are subject to transfer, vesting and other restrictions set forth in the various agreements. During the years ended December 31, 2010 and 2011, an additional 35,700 and 14,400 Intelsat Global Class A SCAs were awarded to employees at an exercise price of $122.06 and $161.84 per share, respectively.

Class A Share Option Grants to Certain Executive Officers

Approximately 55% of these options will vest based upon the achievement of certain adjusted EBITDA and revenue goals for 2010, 2011 and 2012 (and 2013 for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting upon achievement of targets in later years or if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015) in connection with a change in control. The adjusted EBITDA and revenue targets for 2010 were met. The 2011 targets were not met. Approximately 45% of these options will vest upon the occurrence of a change in control or other realization event based upon a sliding scale of return on the Principal Shareholders’ investment from 3.3 times to 4.1 times. The options generally expire on the earliest to occur of: (i) February 4, 2018, (ii) 90 days following resignation without good reason, (iii) one year following termination without cause or for good reason or upon death or disability and (iv) the date of termination for cause. The Class A Shares acquired upon exercise of the options are subject to repurchase rights similar to the rights specified in the executive officer’s Class B restricted share agreement.

We calculated compensation expense for these options based on the performance-based vesting criteria specified in the applicable agreements, including the meeting of certain of the goals as of December 31, 2011. These option grants are classified as a liability of Intelsat Global. During the years ended December 31, 2009, 2010 and December 31, 2011, we recorded compensation expense of $0.5 million, $3.2 million and $3.4 million, respectively, related to these options. At December 31, 2011, outstanding Class A share options granted to certain executive officers had an aggregate intrinsic value of $34.0 million. At December 31, 2011, vested Class A share options granted to certain executive officers had an aggregate intrinsic value of $5.4 million.

A summary of the changes in Intelsat Global’s Class A share option grants for certain executive officers during the year ended December 31, 2011 is set forth below:

		Weighted average
	Options	exercise price
Class A share options outstanding at December 31, 2010	377,795	$100.00
Class A share options outstanding at December 31, 2011	377,795	$100.00

Class A share options exercisable at December 31, 2011	60,045	$100.00
(remaining average contractual term of approximately 7 years)

Class A SCAs for All Other Employees

Approximately 55% of the Intelsat Global Class A SCAs will vest based upon the achievement of certain adjusted EBITDA and revenue goals for 2010, 2011 and 2012 (and beyond for individuals hired after the first quarter of 2008), as defined in the applicable agreements, subject to catch-up vesting in certain circumstances, including upon achievement of targets in later years or if the Principal Shareholders receive a three times multiple on their investment (four times if the change in control occurs after February 4, 2015) in connection with a change in control, as defined. The adjusted EBITDA and revenue targets for 2010 were met. The 2011 targets were not met. Approximately 45% of the Intelsat Global Class A SCAs will vest upon the occurrence of a change in control or other realization event based upon a sliding scale of return on the Principal Shareholders’ investment from 3.3 times to 4.1 times. The Intelsat Global Class A SCAs generally expire on the earliest to occur of: (i) ten years from grant date, (ii) 90 days following termination of employment, other than as a result of death or disability, (iii) one year following termination upon death or disability and (iv) the date of termination for cause. The Intelsat Global Class A SCAs also contain restrictive covenants similar to those contained in the agreements governing the restricted Class B Share grants.

Any Class A Shares held by employees as a result of the exercise of the Intelsat Global Class A SCAs can be repurchased at the lesser of fair market value and the exercise price in the event of voluntary termination by the employee and other defined circumstances. Since these repurchase features enable Intelsat Global to recover the shares without transferring any appreciation in value if the employee were to terminate voluntarily, the Intelsat Global Class A SCAs were not deemed to be granted under the provisions of ASC Topic 718. No compensation expense has been recorded in connection with these awards.

Retirement Plans and Other Retiree Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Retirement Plans and Other Retiree Benefits
Note 4	Retirement Plans and Other Retiree Benefits

(a)	Pension and Other Postretirement Benefits

We maintain a noncontributory defined benefit retirement plan covering substantially all of our employees hired prior to July 19, 2001. The cost of providing benefits to eligible participants under the defined benefit retirement plan is calculated using the plan’s benefit formulas, which take into account the participants’ remuneration, dates of hire, years of eligible service, and certain actuarial assumptions. In addition, as part of the overall medical plan, we provide postretirement medical benefits to certain current retirees who meet the criteria under the medical plan for postretirement benefit eligibility.

The defined benefit retirement plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended. We expect that our future contributions to the defined benefit retirement plan will be based on the minimum funding requirements of the Internal Revenue Code and on the plan’s funded status. Any significant decline in the fair value of our defined benefit retirement plan assets or other adverse changes to the significant assumptions used to determine the plan’s funded status would negatively impact its funded status and could result in increased funding in future periods. The impact on the funded status as of October 1, the plan’s annual measurement date, is determined based upon market conditions in effect when we completed our annual valuation. During the nine months ended September 30, 2012, we made cash contributions to the defined benefit retirement plan of $24.2 million. We anticipate that we will make additional contributions of approximately $5.9 million to the defined benefit retirement plan during the remainder of 2012. We fund the postretirement medical benefits throughout the year based on benefits paid. We anticipate that our contributions to fund postretirement medical benefits in 2012 will be approximately $4.5 million.

Included in accumulated other comprehensive loss at September 30, 2012 is $169.4 million ($105.9 million, net of tax) that has not yet been recognized in net periodic pension cost, which includes the unrecognized prior service credits and unrecognized actuarial losses.

Net periodic pension benefit costs included the following components (in thousands):

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Service cost	$2,326	$2,408
Interest cost	15,044	14,296
Expected return on plan assets	(14,796)	(15,422)
Amortization of unrecognized prior service credit	(129)	(129)
Amortization of unrecognized net loss	5,146	10,493

Net periodic costs	$7,591	$11,646

Net periodic other postretirement benefit costs included the following components (in thousands):

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Service cost	$339	$266
Interest cost	3,802	3,719
Amortization of unrecognized net loss	—	515

Total costs	$4,141	$4,500

(b)	Other Retirement Plans

We maintain two defined contribution retirement plans, qualified under the provisions of Section 401(k) of the Internal Revenue Code, for our employees in the United States. We recognized compensation expense for these plans of $5.4 million and $5.0 million during the nine months ended September 30, 2011 and 2012, respectively. We also maintain other defined contribution retirement plans in several non-U.S. jurisdictions, but such plans are not material to our financial position or results of operations.

Note 5	Retirement Plans and Other Retiree Benefits

(a) Pension and Other Postretirement Benefits

We maintain a noncontributory defined benefit retirement plan covering substantially all of our employees hired prior to July 19, 2001. The cost of providing benefits to eligible participants under the defined benefit retirement plan is calculated using the plan’s benefit formulas, which take into account the participants’ remuneration, dates of hire, years of eligible service, and certain actuarial assumptions. In addition, as part of the overall medical plan, we provide postretirement medical benefits to certain current retirees who meet the criteria under the medical plan for postretirement benefit eligibility.

The defined benefit retirement plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended. We expect that our future contributions to the defined benefit retirement plan will be based on the minimum funding requirements of the Internal Revenue Code and on the plan’s funded status. Any significant decline in the fair value of our defined benefit retirement plan assets or other adverse changes to the significant assumptions used to determine the plan’s funded status would negatively impact its funded status and could result in increased funding in future periods. The impact on the funded status as of October 1, the plan’s annual measurement date, is determined based upon market conditions in effect when we completed our annual valuation. During the year ended December 31, 2011, we made a cash contribution to the defined benefit retirement plan of $26.3 million. We anticipate that our contribution to the defined benefit retirement plan in 2012 will be approximately $30.1 million. We fund the postretirement medical benefits throughout the year based on benefits paid. We anticipate that our contributions to fund postretirement medical benefits in 2012 will be approximately $4.5 million.

Reconciliation of Funded Status and Accumulated Benefit Obligation. Expenses for our defined benefit retirement plan and for postretirement medical benefits that are provided under our medical plan are developed from actuarial valuations. The following summarizes the projected benefit obligations, plan assets and funded status of the defined benefit retirement plan, as well as the projected benefit obligations of the postretirement medical benefits provided under our medical plan (in thousands, except percentages):

	Year Ended December 31, 2010		Year Ended December 31, 2011
	Pension Benefits	Other Post- retirement Benefits	Pension Benefits	Other Post- retirement Benefits
Change in benefit obligation
Benefit obligation at beginning of period	$366,840	$84,849	$390,646	$96,312
Service cost	2,905	550	3,102	452
Interest cost	20,882	4,930	20,058	5,069
Employee contributions	—	430	—	418
Benefits paid	(18,791)	(4,410)	(20,219)	(3,652)
Actuarial (gain) loss	18,810	9,963	42,515	12,138

Benefit obligation at end of period	$390,646	$96,312	$436,102	$110,737

Change in plan assets
Plan assets at beginning of period	$208,300	$—	$225,766	$—
Employer contributions	7,304	3,980	26,296	3,234
Employee contributions	—	430	—	418
Actual return on plan assets	28,953	—	4,950	—
Benefits paid	(18,791)	(4,410)	(20,219)	(3,652)

Plan assets at fair value at end of period	$225,766	$—	$236,793	$—

Accrued benefit costs and funded status of the plans	$(164,880)	$(96,312)	$(199,309)	$(110,737)

Accumulated benefit obligation	$379,590		$424,957

Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	5.30%	5.38%	4.51%	4.57%
Salary rate	3.25%	—	3.25%	—

Weighted average assumptions used to determine net periodic benefit costs
Discount rate	5.88%	5.95%	5.30%	5.38%
Expected rate of return on plan assets	8.0%	—	8.0%	—
Rate of compensation increase	3.25%	—	3.25%	—

Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$5,852	$5,911	$4,328	$—
Prior service credits, net of tax	(2,184)	—	(109)	—

Total	$3,668	$5,911	$4,219	$—

Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$75,030	$7,609	$100,172	$13,195
Prior service credits, net of tax	(824)	—	(714)	—

Total	$74,206	$7,609	$99,458	$13,195

Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	$(6,862)	$—	$(13,990)	$(687)
Prior service credits	172	—	172	—

Total	$(6,690)	$—	$(13,818)	$(687)

Yield curves matching our benefit obligations were derived from monthly bid-price bond data including corporate bonds and excluding bonds that are callable, make-whole, sinkable and putable as well as those for which the quoted yield-to-maturity is zero. Using this bond universe, regression analysis is used to identify the best-fitting regression curve that links yield-to-maturity providing match to data for both long and short maturities. The resulting regressed coupon yield curve is smoothly continuous along its entire length and represents an unbiased average of the observed market data and takes into account all information for both a single maturity and across all maturities.

Interest rates used in these valuations are key assumptions, including discount rates used in determining the present value of future benefit payments and expected return on plan assets, which are reviewed and updated on an annual basis. The discount rates reflect market rates for high-quality corporate bonds. We consider current market conditions, including changes in interest rates, in making assumptions. In establishing the expected return on assets assumption, we review the asset allocations considering plan maturity and develop return assumptions based on different asset classes. The return assumptions are established after reviewing historical returns of broader market indexes, as well as historical performance of the investments in the plan. Our pension plan assets are managed in accordance with an investment policy adopted by the pension committee, as discussed below.

Plan Assets. The investment policy of the Plan includes target allocation percentages of approximately 38% for investments in equity securities (25% U.S. equities and 13% non-U.S. equities), 47% for investments in fixed income securities and 15% for investments in other securities. The Plan’s committee has adopted a new asset allocation for the plan assets, to be phased in over four quarters and implemented by the third quarter of 2012. There are restrictions on investment managers to prevent the concentration of investments in the securities of any one company or industry, the purchase of tax-exempt securities, direct investments in commodities and short sales and to impose other restrictions. Plan assets include investments in both U.S. and non-U.S. equity and bond funds, and liquid reserve funds. The mutual funds in which the plans assets are invested are institutionally managed mutual funds with diversified exposures into multiple asset classes implemented with over 100 investment managers. The guidelines and objectives of the funds are congruent with the Intelsat investment policy statement.

The target and actual asset allocation of our pension plan assets was as follows:

	As of December 31, 2010		As of December 31, 2011
Asset Category	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Equity securities	65%	67%	38%	62%
Debt securities	35%	33%	47%	36%
Other securities	0%	0%	15%	2%

Total	100%	100%	100%	100%

The fair values of our pension plan assets by asset category are as follows (in thousands):

	Fair Value Measurements at December 31, 2010	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets	Quoted Prices in Active Markets for Identical Assets
Asset Category	(Level 1)	(Level 1)
Equity Securities
U.S. Large-Cap (1)	$97,217	$96,420
U.S. Small/Mid-Cap (2)	16,795	14,864
World Equity Ex-US (3)	36,339	34,577
Fixed Income Securities
Long Duration Bonds (4)	47,709	39,707
High Yield Bonds (5)	18,407	18,642
Emerging Market Fixed income (Non-US) (6)	8,968	9,708
Core Fixed Income (7)	—	15,113
Cash	—	2,963
Other Securities
Hedge Fund (8)	—	4,477
Income earned but not yet received	331	322

Total	$225,766	$236,793

(1)	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
(2)	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
(3)	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
(4)	Long duration bond fund seeks to duplicate the return characteristics of high quality corporate bonds with a duration range of 10-13 years. The fund’s investment strategy is designed to aid corporate pension plans with asset and liability management in order to reduce funding status volatility caused by changes in interest rates.
(5)	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
(6)	Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
(7)	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
(8)	Hedge fund seeks to provide returns that are different than (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds.

Net periodic pension benefit costs included the following components (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011

Service cost	$2,774	$2,905	$3,102
Interest cost	20,706	20,882	20,058
Expected return on plan assets	(20,573)	(19,421)	(19,729)
Amortization of unrecognized prior service cost	(172)	(172)	(172)
Amortization of unrecognized net loss	—	3,641	6,862

Total benefit	2,735	7,835	10,121
Curtailment gain	(55)	—	—

Net periodic costs after curtailment	$2,680	$7,835	$10,121

We had accrued benefit costs at December 31, 2010 and 2011 of $164.9 million and $199.3 million, respectively, related to the pension benefits, of which $0.6 million was recorded within other current liabilities for both respective periods and $164.3 million and $198.7 million was recorded in other long-term liabilities, respectively. Additionally, we had accrued benefit costs at December 31, 2010 and 2011 related to the other postretirement benefits of $96.3 million and $110.7 million, respectively, of which $4.2 million and $4.5 million was recorded in other current liabilities, respectively, and $92.1 million and $106.3 million was recorded in other long-term liabilities, respectively.

Net periodic other postretirement benefit costs included the following components (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Service cost	$781	$550	$452
Interest cost	4,810	4,930	5,069

Total costs	$5,591	$5,480	$5,521

Depending upon our actual future health care claims, our actual costs may vary significantly from those projected above. As of December 31, 2010 and December 31, 2011, the assumed health care cost trend rate was 8.5% and 8.3%, respectively. This rate is assumed to decrease gradually to 4.5% by the year 2030 and to remain at that level of annual increase thereafter. Increasing the assumed health care cost trend rate by 1% each year would increase the other postretirement benefits obligation as of December 31, 2011 by $12.8 million. Decreasing this trend rate by 1% each year would reduce the other postretirement benefits obligation as of December 31, 2011 by $10.7 million. A 1% increase or decrease in the assumed health care cost trend rate would have increased or decreased the net periodic other postretirement benefits cost for 2011 by $0.5 million.

The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are as follows (in thousands):

	Pension Benefits	Other Post-retirement Benefits
2012	$26,928	$4,723
2013	25,121	5,171
2014	25,265	5,572
2015	26,146	6,034
2016	27,465	6,488
2017 to 2021	145,568	38,039

Total	$276,493	$66,027

(b) Other Retirement Plans

We maintain two defined contribution retirement plans, qualified under the provisions of Section 401(k) of the Internal Revenue Code, for our employees in the United States. We recognized compensation expense for these plans of $9.0 million, $5.1 million and $8.0 million for the years ended December 31, 2009, 2010 and 2011, respectively. We also maintain other defined contribution retirement plans in several non-U.S. jurisdictions, but such plans are not material to our financial position or results of operations.

Receivables	12 Months Ended
Dec. 31, 2011
Receivables
Note 6	Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Service charges:
Billed	$252,483	$278,835
Unbilled	9,037	13,197
Other	10,579	60,169
Allowance for doubtful accounts	(21,748)	(20,830)

Total	$250,351	$331,371

Unbilled service charges represent amounts earned and accrued as receivables from customers for services rendered prior to the end of the reporting period. Unbilled service charges are expected to be billed and collected within twelve months of the respective balance sheet date. Other receivables as of December 31, 2010 and 2011 include $5.0 million and $16.8 million, respectively, of receivables due from our indirect parent, Intelsat Global. In addition, other receivables at December 31, 2011 include $23.9 million in insurance proceeds receivable related to the New Dawn partial loss claim which was finalized in 2011 (see Note 7(c)—Satellites and Other Property and Equipment—2011 Anomalies) and a $12.2 million receivable from JSAT International, Inc. (“JSAT”), with which we have a joint venture (see Note 8(b)—Horizons Holdings).

Satellites and Other Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Satellites and Other Property and Equipment
Note 5	Satellites and Other Property and Equipment

(a)	Satellites and Other Property and Equipment, net

Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2011	As of September 30, 2012
Satellites and launch vehicles	$7,825,259	$8,517,246
Information systems and ground segment	480,002	517,551
Buildings and other	284,742	291,875

Total cost	8,590,003	9,326,672
Less: accumulated depreciation	(2,447,272)	(2,923,594)

Total	$6,142,731	$6,403,078

Satellites and other property and equipment are stated at cost, with the exception of satellites that have been impaired. Satellites and other property and equipment acquired as part of an acquisition are based on their fair value at the date of acquisition.

Satellites and other property and equipment, net as of December 31, 2011 and September 30, 2012 included construction-in-progress of $1.5 billion and $1.1 billion, respectively. These amounts relate primarily to satellites under construction and related launch services. Interest costs of $95.1 million and $102.1 million were capitalized during the nine months ended September 30, 2011 and 2012, respectively.

We have entered into launch contracts for the launch of both specified and unspecified future satellites. Each of these launch contracts may be terminated at our option, subject to payment of a termination fee that increases as the applicable launch date approaches. In addition, in the event of a failure of any launch, we may exercise our right to obtain a replacement launch within a specified period following our request for re-launch.

(b)	Satellite Launches

On March 25, 2012, we successfully launched our IS-22 satellite into orbit. This satellite establishes long-term capacity at the 72° east longitude orbit location most recently occupied by our IS-709 satellite. IS-22 provides capacity for media, government and network services in Africa, Asia, Europe and Middle East via C-band and Ku-band platforms. In addition, IS-22 hosts a specialized UHF communications payload. This satellite entered into service in May 2012.

On June 1, 2012, our IS-19 satellite was launched into orbit. During launch operations, IS-19 experienced damage to its south solar array. Although both solar arrays are deployed, the power available to the satellite is less than is required to operate 100% of the payload capacity. Failure Review Boards were established to determine the cause of the anomaly. As of September 30, 2012, a final conclusion had not been reached as to the likely cause of the anomaly. We continue to participate in the on-going investigation. Additionally, we have filed a partial loss claim with our insurers relating to the solar array anomaly. This satellite replaces IS-8 at 166° east longitude and provides C- and Ku- band capacity for media, government and network services customers in the western United States and the Asia-Pacific region, including hosting video neighborhoods with global programmers. This satellite entered into service in August 2012.

In accordance with our policy and the guidance provided for under FASB ASC Topic 360, Property, Plant and Equipment, we review our long-lived assets for impairment whenever events and circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. The recoverability of an asset or asset group held and used is measured by a comparison of the carrying amount of the asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. When a satellite experiences an anomaly or other health related issues, we believe the lowest level of identifiable cash flows exists at the individual satellite level. Accordingly, in the second quarter of 2012, we performed an impairment review of our IS-19 satellite and determined that there was no impairment of the carrying amount of the asset due to the expected cash flows to be generated by the C- and Ku-band payload over the satellite’s expected useful life.

On August 2, 2012, we successfully launched our IS-20 satellite into orbit. This satellite replaces IS-7 and IS-10 at 68.5° east longitude and provides capacity for direct-to-home television, cellular backhaul and VSAT services in Africa, Asia, Europe, Middle East and Russia via C-band and Ku-band platforms. IS-20 currently hosts the largest direct-to-home platform in Africa. This satellite entered into service in September 2012.

On August 19, 2012, we successfully launched our IS-21 satellite into orbit. This satellite will replace IS-9 at 302° east longitude and will serve the leading direct-to-home and cable programmers in Latin America. IS-21 entered into service in October 2012 and will provide long-term capacity for South America, North America and Europe via C-band platform and North America, the Caribbean, Brazil, Europe and Western Africa via Ku-band platform.

On October 14, 2012, we successfully launched our IS-23 satellite into orbit. This satellite will replace Intelsat 707 at 307° east longitude. The satellite will provide C-band services to customers in the Americas, Europe and Africa, and Ku-band coverage for Latin America. IS-23 is undergoing in-orbit testing and is expected to enter into service in the fourth quarter of 2012.

(c)	Sale of U.S. Administrative Headquarters Building

On October 5, 2012, Intelsat Global Service LLC, our indirect subsidiary, completed the sale of our U.S. administrative headquarters office building in Washington, D.C. (the “U.S. Administrative Headquarters Property”), and assigned our Amended and Restated Lease Agreement with the U.S. Government relating to the U.S. Administrative Headquarters Property, to the purchaser for a purchase price of $85.0 million in cash. The sale will result in a pre-tax gain to be recognized in the fourth quarter of 2012 of between $12.0 and $13.0 million. Upon the closing of the sale, we entered into an agreement under which we will temporarily lease from the purchaser a portion of the U.S. Administrative Headquarters Property. We are currently in the process of selecting a location for a new permanent U.S. administrative headquarters.

Note 7	Satellites and Other Property and Equipment

(a) Satellites and Other Property and Equipment

Satellites and other property and equipment were comprised of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Satellites and launch vehicles	$7,145,919	$7,825,259
Information systems and ground segment	429,888	480,002
Buildings and other	282,633	284,742

Total cost	7,858,440	8,590,003
Less: accumulated depreciation	(1,861,157)	(2,447,272)

Total	$5,997,283	$6,142,731

Satellites and other property and equipment, net as of December 31, 2010 and 2011 included construction-in-progress of $1.6 billion and $1.5 billion, respectively. These amounts relate primarily to satellites under construction and related launch services. Interest costs of $99.4 million and $129.2 million were capitalized during the years ended December 31, 2010 and 2011, respectively. Additionally, we recorded depreciation expense of $668.5 million and $664.0 million during the years ended December 31, 2010 and 2011, respectively.

We have entered into launch contracts for the launch of both specified and unspecified future satellites. Each of these launch contracts provides that such contract may be terminated at our option, subject to payment of a termination fee that increases as the applicable launch date approaches. In addition, in the event of a failure of any launch, we may exercise our right to obtain a replacement launch within a specified period following our request for re-launch.

(b) Satellite Launches

On April 22, 2011, we launched the Intelsat New Dawn satellite into orbit. The Ku-band antenna reflector was successfully deployed, however the satellite experienced an anomaly while attempting to deploy the C-band antenna reflector (see (c) Satellite Health—2011 Anomalies below). This satellite operates at 32.8° east longitude and provides capacity for voice, wireless backhaul, fixed line and wireless infrastructure, broadband and media services. This satellite entered into service in June 2011.

On October 5, 2011, we successfully launched our IS-18 satellite into orbit. This satellite replaces Intelsat 701 at 180° east longitude and provides capacity to enable enhanced direct-to-home coverage and network services throughout the Pacific Ocean region via Ku-band and C-band platforms. This satellite entered into service in November 2011.

(c) Satellite Health

Our satellite fleet is diversified by manufacturer and satellite type, and as a result, our fleet is generally healthy. We have experienced some technical problems with our current fleet but have been able to minimize the impact of these problems on our customers, our operations and our business in recent years. Many of these problems have been component failures and anomalies that have had little long-term impact to date on the overall transponder availability in our satellite fleet. All of our satellites have been designed to accommodate an anticipated rate of equipment failures with adequate redundancy to meet or exceed their orbital design lives, and to date, this redundancy design scheme has proven effective. After each anomaly we have generally restored services for our customers on the affected satellite, provided alternative capacity on other satellites in our fleet, or provided capacity that we purchased from other satellite operators.

2011 Anomalies

Subsequent to the launch of Intelsat New Dawn on April 22, 2011, the satellite experienced an anomaly during the deployment of its west antenna reflector, which controls communications in the C-band frequency. A Failure Review Board was established to determine the cause of the anomaly. The Failure Review Board completed its investigation in July 2011 and concluded that the deployment anomaly of the C-band reflector was most likely due to a malfunction of the reflector sunshield. As a result, the sunshield interfered with the ejection release mechanism and prevented the deployment of the C-band antenna. Despite the C-band antenna reflector anomaly, the Ku-band antenna reflector deployed and that portion of the satellite is operating as planned, entering service in June 2011.

The Intelsat New Dawn satellite and its operations are financed primarily with non-recourse debt through a joint venture in which we are the majority shareholder (see Note 8(c)—Investments—New Dawn). The New Dawn joint venture has filed a partial loss claim with its insurers, relating to the C-band antenna reflector anomaly. The claim was finalized and agreed to during 2011, resulting in anticipated total insurance recoveries of $118.0 million. At December 31, 2011, $94.1 million of this amount was received from the insurers and is held in a specific insurance proceeds account. This amount is reflected as restricted cash on the accompanying consolidated balance sheet. The remaining $23.9 million was received in 2012. We have included the $23.9 million in receivables on the accompanying consolidated balance sheet at December 31, 2011. The carrying value of the Intelsat New Dawn satellite at December 31, 2011 has been reduced by the $118.0 million. New Dawn’s existing debt agreements provide that all or most of the proceeds of the insurance claim will be used to pay down New Dawn’s debt and a portion of the associated interest rate swap. Therefore, $107.4 million of the New Dawn senior debt and $10.4 million of the fair value of the New Dawn interest rate swap have been reclassified as current liabilities, with the remaining $0.2 million of the $118.0 million of insurance proceeds included in accrued interest payable.

In accordance with our policy and the guidance provided for under FASB ASC 360, we review our long-lived assets for impairment whenever events and circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. The recoverability of an asset or asset group held and used is measured by a comparison of the carrying amount of the asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. When a satellite experiences an anomaly or other health related issues, we believe the lowest level of identifiable cash flows exists at the individual satellite level. Accordingly, in the second quarter of 2011, we performed an impairment review of our Intelsat New Dawn satellite and determined that there was no impairment of the carrying amount of the asset due to the expected cash flows to be generated by the Ku-band payload over the satellite’s expected useful life.

Other Significant Anomalies

On November 28, 2004, our Galaxy 27 satellite experienced a sudden anomaly in its north electrical distribution system which resulted in the loss of control of the satellite and the interruption of customer services on the satellite. Galaxy 27 is a FS 1300 series satellite manufactured by SS/L. Our engineers were able to regain command and control of Galaxy 27, and it was placed back in service, with reduced payload capacity, following operational testing. We have determined that the north electrical distribution system on Galaxy 27 and the communications capacity associated with it are not operational, and the satellite has lost redundancy in nearly all of its components. As a result, Galaxy 27 faces an increased risk of loss in the future. As of December 31, 2011, a substantial subset of Galaxy 27’s transponders, which are all powered by the south electrical distribution system, have been tested, are performing normally and are available for service to our customers. Some of these transponders are currently being used by our customers.

On January 14, 2005, our IS-804 satellite experienced a sudden and unexpected electrical power system anomaly that resulted in the total loss of the satellite. IS-804 was a Lockheed Martin 7000 series (the “LM 7000 series”) satellite, and as of December 31, 2011 we operated two other satellites in the LM 7000 series, IS-801, and IS-805. Of these two satellites, only IS-805 remains in a primary orbital role. Based on the report of the failure review board that we established with Lockheed Martin Corporation, we believe that the IS-804 failure was not likely to have been caused by an IS-804 specific workmanship or hardware element, but was most likely caused by a high current event in the battery circuitry triggered by an electrostatic discharge that propagated to cause the sudden failure of the high voltage power system. We therefore believe that although this risk exists for our other LM 7000 series satellites, the risk of any individual satellite having a similar anomaly is low.

On September 21, 2006, our IS-802 satellite, which was also an LM 7000 series satellite, experienced a reduction of electrical power capability that resulted in a degraded capability of the satellite. A substantial subset of transponders on IS-802 were subsequently reactivated and operated normally until the end of its service life in September 2010, when it was decommissioned. The anomaly review board that we established with Lockheed Martin Corporation to investigate the cause of the anomaly concluded that the IS-802 anomaly was most likely caused by an electrical short internal to the solar array harness located on the south solar array boom. The anomaly review board found that this anomaly was significantly different from previous LM 7000 series spacecraft failures and was the first failure of this type on a solar array of the LM 7000 series. We therefore believe that although this risk exists for our other LM 7000 series satellites, the risk of any individual satellite having a similar anomaly is low.

On June 29, 2008, our Galaxy 26 satellite experienced a sudden and unexpected electrical distribution anomaly causing the loss of a substantial portion of the satellite power generating capability and resulting in the interruption of some of the customer services on the satellite. Galaxy 26 is also a FS 1300 series satellite. Certain transponders continue to operate normally. However, the anomaly resulted in a reduction to the estimated remaining useful life of the satellite.

With respect to both the Galaxy 27 and Galaxy 26 anomalies, the failure review boards that we established with SS/L identified the likely root cause of the anomalies as a design flaw which is affected by a number of parameters and in some extreme cases can result in an electrical system anomaly. The design flaw also exists on IS-8. This satellite has been in service since November 1998 and has not experienced an electrical system anomaly. Along with the manufacturer, we continually monitor this problem and we have ordered a replacement for IS-8 expected to be launched in the second quarter of 2012.

On April 5, 2010, our Galaxy 15 satellite experienced an anomaly resulting in our inability to command the satellite. We transitioned all media traffic on this satellite to our Galaxy 12 satellite, which was our designated in-orbit spare satellite for the North America region. Galaxy 15 is a Star-2 satellite manufactured by Orbital Sciences Corporation. When the anomaly occurred there was substantial uncertainty as to our ability to recover use of the satellite and, accordingly, we recognized a $104.1 million non-cash impairment charge related to Galaxy 15 during the second quarter of 2010. On December 23, 2010, we recovered command of the spacecraft and we began diagnostic testing and uploading of software updates that protect against future anomalies of this type. In February 2011, Galaxy 15 initiated a drift to 133.1°W and returned to service, initially as an in-orbit spare. In October 2011, media traffic was transferred from Galaxy 12 back to Galaxy 15, and Galaxy 15 resumed normal service.

Other Anomalies

We have also identified three other types of common anomalies among the satellite models in our fleet, which have had an operational impact in the past and could, if they materialize, have an impact in the future. These are:

•	failure of the on-board satellite control processor (“SCP”) in Boeing 601 (“BSS 601”) satellites;

•	failure of the on-board XIPS used to maintain the in-orbit position of Boeing 601 High Power Series (“BSS 601 HP”) satellites; and

•	accelerated solar array degradation in early Boeing 702 (“BSS 702”) satellites.

SCP Failures. Many of our satellites use an on-board SCP to provide automatic on-board control of many operational functions. SCPs are a critical component in the operation of such satellites. Each such satellite has a backup SCP, which is available in the event of a failure of the primary SCP. Certain BSS 601 satellites have experienced SCP failures. The risk of SCP failure appears to decline as these satellites age.

On February 1, 2010, our IS-4 satellite experienced an anomaly of its backup SCP. The anomaly caused this satellite to be deemed unrecoverable, resulting in a net non-cash impairment charge in February 2010 of $6.5 million to write off the remaining carrying value of the satellite, which was not insured, and related deferred performance incentive obligations. Launched in 1995, IS-4 was expected to reach its end of service life later in 2010. IS-4 had previously experienced the failure of its primary SCP and was operating on its backup SCP.

As of December 31, 2011, we operated two BSS 601 satellites: HGS-3, which was decommissioned in January 2012, and IS-26. These satellites were identified as having heightened susceptibility to the SCP problem. IS-26 has been in continuous operation since 1997. Both primary and backup SCPs on this satellite are monitored regularly and remain fully functional. Accordingly, we believe it is unlikely that additional SCP failures will occur; however, should they occur, we do not anticipate an interruption in business or early replacement of this satellite as a result.

BSS 601 HP XIPS. The BSS 601 HP satellite uses XIPS as its primary propulsion system. There are two separate XIPS on each BSS 601 HP, each one of which is capable of maintaining the satellite in its orbital position. The satellite also has a completely independent bi-propellant propulsion system as a backup to the XIPS. As a result, the failure of a XIPS on a BSS 601 HP typically would have no effect on the satellite’s performance or its operating life. However, the failure of both XIPS would require the use of the backup bi-propellant propulsion system, which could result in a shorter operating life for the satellite depending on the amount of bi-propellant fuel remaining. XIPS failures do not typically result in a catastrophic failure of the satellite or affect the communications capability of the satellite.

As of December 31, 2011, we operated four BSS 601 HP satellites, IS-5, IS-9, IS-10 and Galaxy 13/Horizons-1. Galaxy 13/Horizons-1 continues to have both XIPS available as their primary propulsion system. IS-5, IS-9 and IS-10 have experienced the failure of both XIPS and are operating on their backup bi-propellant systems. These three satellites are expected to be replaced in 2012. Our BSS 601 HP satellites had available bi-propellant fuel for a range of approximately one to seven years from December 31, 2011. No assurance can be given that we will not have further XIPS failures that result in shortened satellite lives. We have decommissioned three satellites that had experienced failure of both XIPS. IS-6B was replaced by IS-11 during the first quarter of 2008, Galaxy 10R was replaced by Galaxy 18 during the second quarter of 2008, and Galaxy 4R was decommissioned in March 2009.

BSS 702 Solar Arrays. All of our satellites have solar arrays that power their operating systems and transponders and recharge the batteries used when solar power is not available. Solar array performance typically degrades over time in a predictable manner. Additional power margins and other operational flexibility are designed into satellites to allow for such degradation without loss of performance or operating life. Certain BSS 702 satellites have experienced greater than anticipated degradation of their solar arrays resulting from the design of the solar arrays. Such degradation, if continued, results in a shortened operating life of a satellite or the need to reduce the use of the communications payload.

As of December 31, 2011, we operated three BSS 702 satellites, two of which are affected by accelerated solar array degradation, Galaxy 11 and IS-1R. Service to customers has not been affected, and we expect that both of these satellites will continue to serve customers until we replace or supplement them with new satellites. Along with the manufacturer, we continually monitor the problem to determine its cause and its expected effect. Due to this continued degradation, Galaxy 11’s estimated end of service life is April 2015 and IS-1R’s estimated end of service life is February 2016. Galaxy 11 is currently operating in a primary orbital role and IS-1R was redeployed following its replacement by IS-14. The third BSS 702 satellite that we operated as of December 31, 2011, Galaxy 3C, was launched after the solar array anomaly was identified, and it has a substantially different solar array design intended to eliminate the problem. This satellite has been in service since September 2002 and has not experienced similar degradation problems.

Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments
Note 6	Investments

We have ownership interests in a number of entities which met the criteria of a Variable Interest Entity (“VIE”), including Horizons Satellite Holdings, LLC (“Horizons Holdings”) and WP Com, S. de R.L. de C.V. (“WP Com”). We have a greater than 50% controlling ownership and voting interest in New Dawn and therefore consolidate the New Dawn joint venture. Horizons Holdings, as well as WP Com, are discussed in further detail below, including our analyses of the primary beneficiary determination as required under FASB ASC Topic 810, Consolidation (“FASB ASC 810”).

(a)	Horizons Holdings

We have a joint venture with JSAT International, Inc. (“JSAT”), a leading satellite operator in the Asia-Pacific region. The joint venture is named Horizons Satellite Holdings, LLC, and consists of two investments: Horizons-1 Satellite LLC (“Horizons-1”) and Horizons-2 Satellite LLC (“Horizons-2”). Horizons Holdings borrowed from JSAT a portion of the funds necessary to finance the construction of the Horizons-2 satellite (the “Horizons 2 Loan Agreement”). We provide certain services to the joint venture and utilize capacity from the joint venture.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. On September 30, 2011, Intelsat and JSAT amended the joint venture agreement relating to their investment in Horizons Holdings (the “Horizons Amendment”), and as a result, we re-evaluated the primary beneficiary determination. Pursuant to the Horizons Amendment, the Horizons-2 satellite was relocated to 85° east longitude in early 2012 and decisions relating to any future relocation of the Horizons-2 satellite will be effectively controlled by us. We believe satellite location is the most significant driver of Horizons Holdings’ economic performance. Additionally, the Horizons-1 satellite is the less significant asset of the joint venture. As a result, we determined that we became the primary beneficiary of Horizons Holdings as of September 30, 2011. In accordance with FASB ASC 810, as the primary beneficiary, we consolidated Horizons Holdings within our condensed consolidated financial statements, net of eliminating entries, beginning on September 30, 2011. Total assets and liabilities of Horizons Holdings were $171.2 million and $73.6 million as of December 31, 2011, respectively, and $138.3 million and $49.0 million as of September 30, 2012, respectively.

In accordance with FASB ASC 810, the initial consolidation of a VIE that is a business is considered a business combination and should be accounted for in accordance with the provisions in FASB ASC Topic 805, Business Combinations. Determining the fair values of the net assets of Horizons Holdings required us to make significant estimates and assumptions. In order to develop the fair value estimates, we utilized the income approach. Our estimates included assumptions about projected growth rates, cost of capital, effective tax rates and industry and economic trends. While we believe that the estimates and assumptions underlying the valuation methodology were reasonable, different assumptions could have resulted in different market values. We recorded the assets, liabilities and the noncontrolling interest in Horizons Holdings at fair value upon consolidation at September 30, 2011. The $49.3 million fair value of the Horizons Holdings noncontrolling interest at the initial date of consolidation is included in the equity section of our condensed consolidated balance sheet at December 31, 2011 and September 30, 2012 in accordance with FASB ASC 810.

Prior to the consolidation of Horizons Holdings on September 30, 2011, under the equity method of accounting, our 50% share of the results of the joint venture was a loss of $4.5 million for the nine months ended September 30, 2011, which is included in loss from previously unconsolidated affiliates in the accompanying condensed consolidated statements of operations.

We also have a revenue sharing agreement with JSAT related to services sold on the Horizons satellites. We are responsible for billing and collection for such services and we remit 50% of the revenue, less applicable fees and commissions, to JSAT. Under the Horizons Amendment, we agreed to guarantee to JSAT certain minimum levels of annual gross revenues for a three-year period beginning on the date that the Horizons-2 satellite was relocated to 85° east longitude. This guarantee could require us to pay JSAT a maximum potential amount ranging from $7.8 million to $10.3 million per year over the three-year period, less applicable fees and commission. We currently do not expect to incur any losses under this guarantee, and we will continue to assess this on a quarterly basis. In addition, we guaranteed JSAT certain minimum levels of revenue on the Horizons-2 satellite prior to the arrival at 85° east longitude. Amounts payable to JSAT related to the revenue share, net of applicable fees and commissions, from the Horizons Satellites were $2.2 million and $3.4 million as of December 31, 2011 and September 30, 2012, respectively.

In connection with the Horizons Holdings investment in Horizons-2, we entered into a capital contribution and subscription agreement with JSAT in August 2005, which requires both us and JSAT to fund 50% of the amount due from Horizons Holdings under the Horizons 2 Loan Agreement. As of September 30, 2012, we had a receivable of $24.4 million from JSAT representing the total remaining future payments to be received from JSAT to fund their portion of the amount due under the Horizons 2 Loan Agreement, $12.2 million of which is included in receivables, net and the remainder of which is included in other assets on our condensed consolidated balance sheet as of September 30, 2012.

(b)	New Dawn

In June 2008, we entered into a project and shareholders’ agreement (the “New Dawn Project Agreement”) with Convergence Partners pursuant to which New Dawn, a Mauritius company in which we had a 74.9% indirect ownership interest and Convergence Partners had a 25.1% noncontrolling ownership interest, launched a satellite in April 2011 to provide satellite transponder services to customers in Africa.

We and Convergence Partners agreed to make certain capital contributions to New Dawn in proportion to our respective ownership interests in New Dawn to fund a portion of the cost of construction and launch of the New Dawn satellite. Total equity contributions during the nine months ended September 30, 2011 were $6.9 million, of which $5.2 million were attributable to us, with the remaining $1.7 million contributed by Convergence Partners. There were no equity contributions made during the nine months ended September 30, 2012. As of September 30, 2012, New Dawn and its subsidiaries were unrestricted subsidiaries for purposes of applicable indentures and credit agreements of ours and our wholly-owned subsidiaries.

At September 30, 2012, Convergence Partners had at its option the ability to require us to buy its ownership interest at fair value subsequent to the operations of New Dawn’s assets for a period as defined in the New Dawn Project Agreement. As a result of this option, as of each balance sheet date, we have reflected within mezzanine equity the estimated amount that we would pay to Convergence Partners if the option was exercised. This amount reflects a fair value of $8.7 million, representing a year-to-date increase of $7.7 million in the fair value of the option. The $7.7 million change in fair value is shown as a decrease in our paid-in capital at September 30, 2012.

On October 5, 2012, we purchased from Convergence Partners the remaining ownership interest in New Dawn for $8.7 million, increasing our ownership from 74.9% to 100% (the “New Dawn Equity Purchase”). In conjunction with the New Dawn Equity Purchase, we repaid $82.6 million of outstanding debt under New Dawn’s credit facilities. Additionally, we made $5.3 million of termination payments to counterparties on New Dawn’s interest rate swap agreement.

We consolidate New Dawn within our condensed consolidated financial statements, net of eliminating entries. Additionally, we accounted for the percentage interest in New Dawn owned by Convergence Partners as a noncontrolling interest according to the guidance provided under FASB ASC 480 specifically related to the classification and measurement of redeemable securities. As a result of the New Dawn Equity Purchase, we will eliminate the redeemable noncontrolling interest of $8.7 million in the fourth quarter of 2012 in accordance with FASB ASC 480.

(c)	WP Com

We have formed a joint venture with Corporativo W. Com S. de R.L. de C.V. (“Corporativo”) named WP Com, S. de R.L. de C.V. We own 49% of the voting equity shares and 88% of the economic interest in WP Com and Corporativo owns the remaining 51% of the voting equity shares. PanAmSat de Mexico, S. de R.L. de C.V. (“PAS de Mexico”) is a subsidiary of WP Com, 99.9% of which is owned by WP Com, with the remainder of the equity interest split between us and Corporativo. We formed WP Com to enable us to operate in Mexico, and PAS de Mexico acts as a reseller of our satellite services to customers in Mexico and Ecuador. Profits and losses of WP Com are allocated to the joint venture partners based upon the voting equity shares.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. In accordance with FASB ASC 810, we evaluated this joint venture to determine the primary beneficiary. We have concluded that we are the primary beneficiary because we influence the underlying business drivers of PAS de Mexico, including by acting as the sole provider for satellite services that PAS de Mexico resells. Furthermore, we have modified our pricing for these services to ensure that PAS de Mexico continues to operate in the Mexican market. Corporativo does not fund any of the operating expenses of PAS de Mexico. Thus, we consolidate WP Com within our condensed consolidated financial statements and we account for the percentage interest in the voting equity of WP Com owned by Corporativo as a noncontrolling interest, which is included in the equity section of our condensed consolidated balance sheet in accordance with FASB ASC 810.

(d)	Equity Attributable to Intelsat and Noncontrolling Interests

The following tables present changes in equity attributable to Intelsat and equity attributable to our noncontrolling interests, which is included in the equity section of our condensed consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholder’s Deficit	Non-redeemable Noncontrolling Interest	Total Shareholder’s Deficit

Balance at January 1, 2011	$(698,941)	$1,902	$(697,039)
Net income (loss)	(432,888)	1,136	(431,752)
Liabilities assumed by parent and other contributed capital	8,385	—	8,385
Consolidation of Horizons Holdings	—	49,263	49,263
Dividends paid to noncontrolling interests	—	(1,375)	(1,375)
Mark to market adjustment for redeemable noncontrolling interest	15,090	—	15,090
Pension/postretirement liability adjustment	(35,080)	—	(35,080)
Other comprehensive income	59	—	59

Balance at December 31, 2011	$(1,143,375)	$50,926	$(1,092,449)

	Intelsat S.A. Shareholder’s Deficit	Non-redeemable Noncontrolling Interest	Total Shareholder’s Deficit

Balance at January 1, 2012	$(1,143,375)	$50,926	$(1,092,449)
Net income (loss)	(24,449)	839	(23,610)
Liabilities assumed by parent and other contributed capital	1,062	—	1,062
Dividends paid to noncontrolling interests	—	(2,255)	(2,255)
Mark to market adjustment for redeemable noncontrolling interest	268	—	268
Pension/postretirement liability adjustment	2,251	—	2,251
Other comprehensive income	304	—	304

Balance at March 31, 2012	$(1,163,939)	$49,510	$(1,114,429)

Net income (loss)	(84,009)	913	(83,096)
Liabilities assumed by parent and other contributed capital	2,266	—	2,266
Dividends paid to noncontrolling interests	—	(2,418)	(2,418)
Mark to market adjustment for redeemable noncontrolling interest	(3,845)	—	(3,845)
Pension/postretirement liability adjustment	2,251	—	2,251
Other comprehensive loss	(86)	—	(86)

Balance at June 30, 2012	$(1,247,362)	$48,005	$(1,199,357)

Net income (loss)	(34,483)	835	(33,648)
Liabilities assumed by parent and other contributed capital	1,062	—	1,062
Dividends paid to noncontrolling interests	—	(2,109)	(2,109)
Mark to market adjustment for redeemable noncontrolling interest	(4,086)	—	(4,086)
Pension/postretirement liability adjustment	(1,638)	—	(1,638)
Other comprehensive loss	(29)	—	(29)
Capital contribution from parent	21,000		21,000

Balance at September 30, 2012	$(1,265,536)	$46,731	$(1,218,805)

Note 8	Investments

We have ownership interests in a number of entities which met the criteria of a VIE, including Horizons Satellite Holdings, LLC (“Horizons Holdings”) and WP Com, S. de R.L. de C.V. (“WP Com”). We have a greater than 50% controlling ownership and voting interest in New Dawn and therefore consolidate the New Dawn joint venture. Horizons Holdings, as well as WP Com, are discussed in further detail below, including our analyses of the primary beneficiary determination as required under FASB ASC Topic 810, Consolidation (“FASB ASC 810”).

(a) WildBlue Communications, Inc.

Prior to December 15, 2009 we had a noncontrolling ownership interest of approximately 28% in WildBlue Communications, Inc. (“WildBlue”), a company offering broadband Internet access services in the continental United States via Ka-band satellite capacity. We accounted for our investment using the equity method of accounting. On December 15, 2009, we sold our ownership interest in WildBlue to Viasat Inc. (“Viasat”) through a non-cash transaction whereby we exchanged our interest in WildBlue for shares of Viasat common stock. During the first quarter of 2010, we sold all of our shares of Viasat common stock for $28.6 million, and recorded a $1.3 million gain on the sale within our consolidated statement of operations during the year ended December 31, 2010.

(b) Horizons Holdings

We have a joint venture with JSAT, a leading satellite operator in the Asia-Pacific region. The joint venture is named Horizons Satellite Holdings, LLC, and consists of two investments: Horizons-1 Satellite LLC (“Horizons-1”) and Horizons-2 Satellite LLC (“Horizons-2”). We provide certain services to the joint venture and utilize capacity from the joint venture.

Under FASB ASC 810, we are required to reassess the primary beneficiary determination of Horizons Holdings on a recurring basis, as well as consider qualitative factors when identifying the primary beneficiary. Upon inception of the joint venture, we originally concluded that we were not the primary beneficiary, and therefore, did not consolidate Horizons Holdings. The assessment considered both quantitative and qualitative factors, including which entity had more voting power or other control of the joint venture as well as whether either entity was exposed to risk of loss or gain. Horizons Holdings was set up with a joint 50/50 share of management authority and equal rights to profits and revenues from Horizons-1 and Horizons-2. However, Horizons Holdings borrowed from JSAT a portion of the funds necessary to finance the construction of the Horizons-2 satellite (the “Horizons 2 Loan Agreement”). As a result, it was initially determined that we were not the primary beneficiary and therefore would not consolidate Horizons Holdings. Our investment was accounted for using the equity method of accounting. Prior to September 30, 2011, there had been no events or revisions to the joint venture that changed our primary beneficiary determination.

On September 30, 2011, Intelsat and JSAT amended the joint venture agreement relating to their investment in Horizons Holdings (the “Horizons Amendment”), and as a result, we re-evaluated the primary beneficiary determination. Pursuant to the Horizons Amendment, the Horizons-2 satellite was relocated to 85° east longitude in early 2012 and decisions relating to any future relocation of the Horizons-2 satellite will be effectively controlled by us. We believe satellite location is the most significant driver of Horizons Holdings’ economic performance. Additionally, the Horizons-1 satellite is the less significant asset of the joint venture. As a result, we determined that we became the primary beneficiary of Horizons Holdings as of September 30, 2011. In accordance with FASB ASC 810, as the primary beneficiary, we have consolidated Horizons Holdings within our consolidated financial statements, net of eliminating entries, as of December 31, 2011. For the year ended December 31, 2011, our revenue and net loss included $2.6 million and $1.8 million, respectively, from Horizons Holdings subsequent to its consolidation on September 30, 2011. Additionally, we recorded a $0.9 million noncontrolling interest for the year ended December 31, 2011 related to JSAT’s share of the Horizons Holdings net income.

In accordance with FASB ASC 810, the initial consolidation of a VIE that is a business is considered a business combination and should be accounted for in accordance with the provisions in FASB ASC Topic 805, Business Combinations (“FASB ASC 805”). Based on the guidance in FASB ASC 805, an equity interest that is currently held as the result of a previous transaction is remeasured at fair value when an acquirer gains control, and any resulting gain or loss is recognized in the statement of operations. In addition, FASB ASC 805 states that an acquirer must recognize the identifiable assets acquired, the liabilities assumed and any noncontrolling interest at their acquisition date fair values. Determining the fair values of the net assets of Horizons Holdings required us to make significant estimates and assumptions. In order to develop the fair value estimates, we utilized the income approach. Our estimates included assumptions about projected growth rates, cost of capital, effective tax rates and industry and economic trends. While we believe that the estimates and assumptions underlying the valuation methodology were reasonable, different assumptions could have resulted in different market values. We recorded the assets, liabilities and the noncontrolling interest in Horizons Holdings at fair value upon consolidation at September 30, 2011. The $49.3 million fair value of the Horizons Holdings noncontrolling interest at the date of consolidation is included in the equity section of our consolidated balance sheet at December 31, 2011 in accordance with FASB ASC 810. During the year ended December 31, 2011, we recorded a charge of $20.2 million in earnings (loss) from previously unconsolidated affiliates in the accompanying consolidated statements of operations for the difference between the fair value and carrying value of our investment in Horizons Holdings. In addition, we recorded a $7.4 million income tax benefit in the consolidated statements of operations for the year ended December 31, 2011, related to this charge.

Prior to the consolidation of Horizons Holdings on September 30, 2011, under the equity method of accounting, our 50% share of the results of the joint venture was income of $0.5 million for each of the years ended December 31, 2009 and 2010, which is included in earnings (loss) from previously unconsolidated affiliates in the accompanying consolidated statements of operations.

Through September 30, 2011, we have recorded expenses in relation to the utilization of satellite capacity on the Ku-band portion of the Horizons-1 satellite and on the Horizons-2 satellite. Additionally, we provide tracking, telemetry and commanding as well as administrative services for the Horizons-1 and the Horizons-2 satellites (collectively, the “Horizons Satellites”), and we have recorded revenue for these services. Following the consolidation of Horizons Holdings at September 30, 2011, these revenues and expenses are considered intercompany transactions and are eliminated in consolidation.

We also have a revenue sharing agreement with JSAT related to services sold on the Horizons Satellites. We are responsible for billing and collecting for such services, and we remit 50% of the revenue to JSAT. Under the Horizons Amendment, we have agreed to guarantee to JSAT certain minimum levels of annual gross revenues for a three-year period beginning on the date that the Horizons-2 satellite is relocated to 85° east longitude. This guarantee could require us to pay JSAT a maximum potential amount ranging from $7.8 million to $10.3 million per year over the three-year period; however, we have assessed the likelihood of any payments being made as remote. In addition, we guaranteed JSAT certain minimum levels of revenue on the Horizons-2 satellite prior to the arrival at 85° east longitude. Amounts payable to JSAT related to the revenue share from the Horizons Satellites were $3.4 million and $2.2 million as of December 31, 2010 and 2011, respectively.

In connection with the Horizons Holdings investment in Horizons-2, we and JSAT entered into a capital contribution and subscription agreement in August 2005, which requires both us and JSAT to fund 50% of the amount due under the Horizons 2 Loan Agreement. As of December 31, 2011, we had a receivable of $36.6 million from JSAT representing the total remaining future payments to be received from JSAT to fund their portion of the amount due under the Horizons 2 Loan Agreement, $12.2 million of which is included in receivables, net and the remainder of which is included in other assets on our consolidated balance sheet as of December 31, 2010.

(c) New Dawn

In June 2008, we entered into a project and shareholders’ agreement (the “New Dawn Project Agreement”) with Convergence Partners pursuant to which New Dawn, a Mauritius company in which we have a 74.9% indirect ownership interest and Convergence Partners has a 25.1% noncontrolling ownership interest, launched a new satellite in April 2011 to provide satellite transponder services to customers in Africa (see Note 7(b)—Satellite Launches).

New Dawn entered into a secured loan financing arrangement, which is non-recourse to New Dawn’s shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders’ scheduled capital contributions, on December 5, 2008 to obtain $215.0 million of financing to fund a portion of the cost of construction and launch of the new satellite (see Note 10—Long-Term Debt). In addition, we and Convergence Partners have agreed to make certain capital contributions to New Dawn in proportion to our respective ownership interests in New Dawn to fund a portion of these costs. Total equity contributions during 2010 and 2011 were $4.5 million and $6.9 million, respectively, of which $3.4 million and $5.2 million were attributable to us, with the remaining $1.1 million and $1.7 million contributed by Convergence Partners. New Dawn and its subsidiaries are unrestricted subsidiaries for purposes of applicable indentures and credit agreements of ours and our wholly-owned subsidiaries.

We have agreed to provide sales and marketing services, engineering and administrative support services, and have agreed to perform satellite-related consulting and technical services for New Dawn. The services include the provision of program management services with respect to the satellite and launch vehicle construction programs as well as TT&C services for the new satellite. In addition, for a fee of $15.0 million together with assumption of continuing payment obligations, we assigned New Dawn a launch service contract to provide for the launch of the New Dawn satellite.

Convergence Partners has at its option the ability to require us to buy its ownership interest at fair value subsequent to the operations of New Dawn’s assets for a period of time as defined in the New Dawn Project Agreement. As a result of this option, as of each balance sheet date, we have reflected within mezzanine equity the estimated amount that we would pay to Convergence Partners as if the option was exercised. This amount reflects the fair value analysis we performed at December 31, 2011, which resulted in a year-to-date decrease of $15.1 million in the fair value option, reducing it to $3.0 million. The decrease reflects the impact on the fair value of the option associated with the C-band antenna reflector anomaly on the Intelsat New Dawn satellite (see Note 7(b)—Satellite Launches). The $15.1 million reduction in fair value is also reflected as an increase in our paid-in capital at December 31, 2011. We have assessed the significance of the Level 3 inputs to the overall valuation and have concluded that the valuation in its entirety is classified in Level 3 of the fair value hierarchy (see Note 2—Significant Accounting Policies).

We consolidate New Dawn within our consolidated financial statements, net of eliminating entries. Additionally, we account for the percentage interest in New Dawn owned by Convergence Partners as a noncontrolling interest according to the guidance provided under FASB ASC 480 specifically related to the classification and measurement of redeemable securities.

(d) WP Com

We have formed a joint venture with Corporativo W. Com S. de R.L. de C.V. (“Corporative”) named WP Com, S. de R.L. de C.V. (“WP Com”). We own 49% of the voting equity shares and 88% of the economic interest in WP Com and Corporativo owns the remaining 51% of the voting equity shares. PanAmSat de Mexico, S. de R.L. de C.V. (“PAS de Mexico”) is a subsidiary of WP Com, 99.9% of which is owned by WP Com, with the remainder of the equity interest split between us and Corporativo. We formed WP Com to enable us to operate in Mexico, and PAS de Mexico acts as a reseller of our satellite services to customers in Mexico and, beginning in the second quarter of 2011, in Ecuador. Profits and losses of WP Com are allocated to the joint venture partners based upon the voting equity shares.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. In accordance with FASB ASC 810, we evaluated this joint venture to determine the primary beneficiary. We have concluded that we are the primary beneficiary because we influence the underlying business drivers of PAS de Mexico, including by acting as the sole provider for satellite services that PAS de Mexico resells. Furthermore, we have modified our pricing for these services to ensure that PAS de Mexico continues to operate in the Mexican market. Corporativo does not fund any of the operating expenses of PAS de Mexico. Thus, we have consolidated WP Com within our consolidated financial statements and we have accounted for the percentage interest in the voting equity of WP Com owned by Corporativo as a noncontrolling interest, which is included in the equity section of our consolidated balance sheet in accordance with FASB ASC 810.

Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets
Note 7	Goodwill and Other Intangible Assets

The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2011	As of September 30, 2012
Goodwill	$6,780,827	$6,780,827
Trade name	70,400	70,400
Orbital locations	2,387,700	2,387,700

We account for goodwill and other non-amortizable intangible assets in accordance with FASB ASC Topic 350, Intangibles—Goodwill and Other, and have deemed these assets to have indefinite lives. Therefore, these assets are not amortized but are tested on an annual basis for impairment during the fourth quarter, or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable.

The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consist of the following (in thousands):

	As of December 31, 2011			As of September 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Backlog and other	$743,760	$(456,604)	$287,156	$743,760	$(504,304)	$239,456
Customer relationships	534,030	(78,318)	455,712	534,030	(99,454)	434,576
Technology	2,700	(2,700)	—	2,700	(2,700)	—

Total	$1,280,490	$(537,622)	$742,868	$1,280,490	$(606,458)	$674,032

Intangible assets are amortized based on the expected pattern of consumption. We recorded amortization expense of $79.1 million and $68.8 million for the nine months ended September 30, 2011 and 2012, respectively.

Note 9	Goodwill and Other Intangible Assets

The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Goodwill	$6,780,827	$6,780,827
Trade name	70,400	70,400
Orbital locations	2,387,700	2,387,700

We account for goodwill and other non-amortizable intangible assets in accordance with FASB ASC 350, and have deemed these assets to have indefinite lives. Therefore, these assets are not amortized but are tested on an annual basis for impairment during the fourth quarter, or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. The following is a discussion of our impairment analysis and methodology:

Goodwill. We follow a two-step process to evaluate if a potential impairment exists to our recorded amounts of goodwill and tradename. The first step of the process is to compare the reporting unit’s fair value to its carrying value, including goodwill. In the event the carrying value of our reporting unit exceeds its fair value, goodwill is considered impaired and the second step is required. The second step requires us to calculate a hypothetical purchase allocation to compare the current implied fair value of the goodwill to the current carrying value of the goodwill. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value over the aggregate fair values of the individual assets, liabilities and identifiable intangibles, as if they were being acquired in a business combination. If the implied fair value of goodwill as described above exceeds recorded goodwill, there is no impairment. If the recorded goodwill exceeds the implied fair value, an impairment charge would be recorded for the excess. Furthermore, an impairment loss cannot exceed the amount of goodwill assigned to a reporting unit. After recognizing the impairment loss, the corresponding loss establishes a new basis in the goodwill. Subsequent reversals of goodwill impairment losses are not permitted under applicable accounting standards.

We determined the estimated fair value of our reporting unit using discounted cash flow analysis, along with independent source data related to comparative market multiples and, when available, recent transactions which are all considered Level 3 inputs within the fair value hierarchy under FASB ASC 820. The discounted cash flows were derived from a five-year projection of revenues and expenses plus a residual value, with the resulting projected cash flows discounted at an appropriate weighted average cost of capital. The analysis, which was completed in the fourth quarter of 2011, did not result in an impairment of our goodwill intangible, and there is no accumulated impairment.

Trade name. We have implemented the relief from royalty method to determine the estimated fair value of the Intelsat trade name. The relief from royalty analysis is comprised of two major steps: i) a determination of the hypothetical royalty rate, and ii) the subsequent application of the royalty rate to projected revenue. In determining the hypothetical royalty rate utilized in the relief from royalty approach, we considered comparable license agreements, operating earnings benchmark rule of thumb, an excess earnings analysis to determine aggregate intangible asset earnings, and other qualitative factors which are all considered Level 3 inputs within the fair value hierarchy under FASB ASC 820. Based on our analysis, the fair value of the Intelsat trade name as of the fourth quarter of 2011 was not impaired.

Orbital Locations. We are authorized by governments to operate satellites at certain orbital locations – i.e., longitudinal coordinates along the Clarke Belt. The Clarke Belt is the part of space approximately 35,800 kilometers above the plane of the equator where geostationary orbit may be achieved. Various governments acquire rights to these orbital locations through filings made with the International Telecommunication Union, a sub-organization of the United Nations. We will continue to have rights to operate at our orbital locations so long as we maintain our authorizations to do so.

We determined the estimated fair value of our right to operate at orbital locations using the build up method to determine the cash flows for the income approach, with the resulting projected cash flows discounted at an appropriate weighted average cost of capital. In instances where the build up method did not generate positive value for the right to operate at an orbital location, but the right was expected to generate revenue, we assigned a value based upon independent source data for recent transactions of similar orbital locations which are all considered Level 3 inputs within the fair value hierarchy under FASB ASC 820. The analysis, which was completed in the fourth quarter of 2011, did not result in an impairment of our orbital slots.

During the first quarter of 2009, the credit markets continued to experience difficulties, with new debt issuances being priced at significantly higher effective interest rates as compared to the pricing of debt issuances completed in prior periods. The higher effective interest rates reflected, in our view, higher discounts being applied in the valuation of companies generally, and were therefore considered by us to be an indicator of potential impairment to the fair value of our right to operate at orbital locations. The higher interest rates resulted in an increase to our weighted average cost of capital, and led to our recognizing a non-cash impairment charge of $499.1 million in the first quarter of 2009.

The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consisted of the following (in thousands):

	As of December 31, 2010			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Backlog and other	$743,760	$(376,455)	$367,305	$743,760	$(456,604)	$287,156
Customer relationships	534,030	(53,017)	481,013	534,030	(78,318)	455,712
Technology	2,700	(2,700)	—	2,700	(2,700)	—

Total	$1,280,490	$(432,172)	$848,318	$1,280,490	$(537,622)	$742,868

Intangible assets are amortized based on the expected pattern of consumption. As of December 31, 2011, backlog and other, customer relationships and technology had weighted-average useful lives of four years, thirteen years and two years, respectively. We recorded amortization expense of $145.7 million, $130.3 million and $105.5 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Scheduled amortization charges for the intangible assets over the next five years are as follows (in thousands):

Year	Amount
2012	$91,781
2013	82,311
2014	68,231
2015	60,215
2016	48,491

In the first quarter of 2009, the FASB revised FASB ASC 350 to provide additional guidance for determining the useful life of intangible assets. The revised guidance provides that we are required to disclose on an interim and annual basis our policy related to the renewal or extension of the term of our intangible assets. Our policy is to expense all costs incurred to renew or extend the terms of our intangible assets. The renewal expenses for the years ended December 31, 2009, 2010 and 2011 were immaterial to our consolidated results of operations.

Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt
Note 8	Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2011		As of September 30, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$354,434	$353,550	$366,808
Unamortized discount on 6.5% Senior Notes	(51,471)	—	(32,257)	—

Total Intelsat S.A. obligations	302,079	354,434	321,293	366,808

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	2,706,825	2,805,000	2,955,909
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,502,986	2,340,292	2,502,986	2,656,419

Total Intelsat Luxembourg obligations	5,307,986	5,047,117	5,307,986	5,612,328

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,103,251	603,220	630,063
Unamortized premium on 11.25% Senior Notes	4,286	—	2,132	—
9.5% Senior Notes due June 2016	701,913	733,499	—	—
8.5% Senior Notes due November 2019	500,000	527,500	500,000	563,750
Unamortized discount on 8.5% Senior Notes	(3,545)	—	(3,303)	—
7.25% Senior Notes due October 2020	1,000,000	1,011,300	2,200,000	2,360,060
Unamortized premium on 7.25% Senior Notes	—	—	20,213	—
7.25% Senior Notes due April 2019	1,500,000	1,530,000	1,500,000	1,614,450
7.5% Senior Notes due April 2021	1,150,000	1,173,000	1,150,000	1,240,620
Senior Unsecured Credit Facilities due February 2014	195,152	182,468	195,152	190,039
New Senior Unsecured Credit Facilities due February 2014	810,876	758,169	810,876	803,416
Senior Secured Credit Facilities due April 2018	3,233,750	3,217,581	3,209,375	3,212,263
Unamortized discount on Senior Credit Facilities	(14,349)	—	(12,822)	—
Senior Secured Revolving Credit Facility	—	—	150,000	150,000

Total Intelsat Jackson obligations	10,126,303	10,236,768	10,324,843	10,764,661

New Dawn:
Senior Secured Debt Facility due 2017	109,625	109,625	14,070	14,070
Mezzanine Secured Debt Facility due 2019	82,580	82,580	68,508	68,508
10.5% Note Payable to Convergence Partners	502	502	—	—

Total New Dawn obligations	192,707	192,707	82,578	82,578

Horizons Holdings:
Loan Payable to JSAT	73,255	73,255	48,836	48,836

Total Horizons Holdings obligations	73,255	73,255	48,836	48,836

Total Intelsat S.A. long-term debt	16,002,330	$15,904,281	16,085,536	$16,875,211

Less:
Current portion of long-term debt	164,818		209,716

Total long-term debt, excluding current portion	$15,837,512		$15,875,820

The fair value for publicly traded instruments is determined using quoted market prices, and for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers, and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2. The fair values of the New Dawn obligations and the Horizons Holdings obligations approximate their respective book values.

Senior Secured Credit Facilities

On January 12, 2011, Intelsat Jackson Holdings S.A. (“Intelsat Jackson”), a wholly-owned subsidiary of Intelsat S.A., entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), which includes a $3.25 billion term loan facility maturing in April 2018 and a $500.0 million revolving credit facility with a five year maturity, and borrowed the full $3.25 billion under the term loan facility. The term loan facility requires regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity on April 2, 2018. Up to $350.0 million of the revolving credit facility is available for issuance of letters of credit. Additionally, up to $70.0 million of the revolving credit facility is available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans reduce availability under the revolving credit facility on a dollar for dollar basis. Intelsat Jackson is required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%. As of September 30, 2012, Intelsat Jackson had $150.0 million outstanding under its revolving credit facility and $339.3 million (net of standby letters of credit) of availability remaining thereunder.

On October 3, 2012, Intelsat Jackson entered into an Amendment and Joinder Agreement (the “Jackson Credit Agreement Amendment”), which amended the Intelsat Jackson Secured Credit Agreement. As a result of the Jackson Credit Agreement Amendment, interest rates for borrowings under the term loan facility and the revolving credit facility will be (i) the London Inter-Bank Offered Rate (“LIBOR”) plus 3.25%, or (ii) the Above Bank Rate (“ABR”) plus 2.25%. Following the Jackson Credit Agreement Amendment, the interest rate may decrease to LIBOR plus 3.00% or ABR plus 2.00% based on the corporate family rating of Intelsat Jackson from Moody’s Investors Service, Inc. LIBOR and the ABR, plus the applicable margins, will be determined as specified in the Intelsat Jackson Secured Credit Agreement, as amended by the Jackson Credit Agreement Amendment, and LIBOR will not be less than 1.25% per annum.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio equal to or less than 3.50 to 1.00 at the end of each fiscal quarter as well as a consolidated EBITDA to consolidated interest expense ratio equal to or greater than 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 1.58 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.81 to 1.00 as of September 30, 2012.

New Dawn Credit Facilities

On December 5, 2008, New Dawn entered into a $215.0 million secured financing arrangement with an eight-year maturity that consisted of senior and mezzanine term loan facilities. The credit facilities were non-recourse to New Dawn’s shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders’ scheduled capital contributions. The senior facility provided for a commitment of up to $125.0 million. The interest rate on term loans under the senior facility was the aggregate of LIBOR plus an applicable margin between 3.0% and 4.0% and certain costs, if incurred. The mezzanine facility provided for a commitment of up to $90.0 million. The interest rate on term loans under the mezzanine facility was the aggregate of LIBOR plus an applicable margin between 5.3% and 6.3% and certain costs, if incurred. New Dawn was required to pay a commitment fee at a rate per annum of between  3/8% and  1/2% on any unused commitments under the credit facilities. New Dawn had aggregate outstanding borrowings of $82.6 million under its credit facilities as of September 30, 2012.

Subsequent to the April 2011 launch of the Intelsat New Dawn satellite, which experienced an anomaly resulting in the failure to deploy the C-band antenna reflector, the New Dawn joint venture filed a partial loss claim with its insurer. The claim was finalized and agreed to during 2011, resulting in total insurance recoveries of $118.0 million. As of December 31, 2011, $94.1 million was received from the insurers and held in a specific insurance proceeds account reflected as restricted cash in the accompanying condensed consolidated balance sheets. The remaining proceeds of $23.9 million were received from the insurers in the first quarter of 2012. In July 2012, a payment of $112.2 million was made out of restricted cash to prepay a portion of New Dawn’s outstanding borrowings under its credit facilities. In connection with this prepayment, we recognized a loss on early extinguishment of debt of $3.1 million during the third quarter of 2012, associated with the write-off of unamortized debt issuance costs.

On October 5, 2012, in conjunction with the New Dawn Equity Purchase (see Note 6(b)—Investments—New Dawn) we repaid the remaining $82.6 million outstanding under New Dawn’s credit facilities and designated the New Dawn entities as restricted subsidiaries for purposes of applicable indentures and credit agreements of ours and our subsidiaries. In connection with this repayment, we expect to recognize a loss on early extinguishment of debt of $2.7 million in the fourth quarter of 2012, associated with the write-off of unamortized debt issuance costs.

Intelsat Luxembourg Senior PIK Election Notes due 2017

In August 2012, we made an election to pay interest on the Intelsat Luxembourg Senior PIK Election Notes due 2017 entirely in cash for the interest period August 15, 2012 through February 15, 2013. For the interest periods beginning February 16, 2013, we are required to make all interest payments in cash.

2012 Intelsat Jackson Notes Offerings, Tender Offers and Redemptions

On April 26, 2012, Intelsat Jackson completed an offering of $1.2 billion aggregate principal amount of its 7 1/4% Senior Notes due 2020 (the “2020 Jackson Notes”). Intelsat Jackson had previously issued $1.0 billion aggregate principal amount of the 2020 Jackson Notes on September 30, 2010. The net proceeds from the April 2012 offering were used by Intelsat Jackson to repurchase $49.5 million aggregate principal amount of Intelsat Jackson’s outstanding 9 1/2% Senior Notes due 2016 (the “2016 Jackson 9  1/2% Notes”) and $10.1 million aggregate principal amount of Intelsat Jackson’s 11 1/4% Senior Notes due 2016 (the “2016 Jackson 11 1/4% Notes”) in tender offers launched on April 12, 2012 and completed on May 10, 2012. On June 15, 2012, Intelsat Jackson redeemed the remaining $652.4 million aggregate principal amount outstanding of the 2016 Jackson 9 1/2% Notes and an additional $434.9 million aggregate principal amount of the 2016 Jackson 11 1/4% Notes.

In connection with these tender offers and redemptions, we recognized a loss on early extinguishment of debt of $43.4 million during the second quarter of 2012, consisting of the difference between the carrying value of the aggregate debt repurchased or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt premium and debt issuance costs.

On October 3, 2012, Intelsat Jackson completed an offering of $640.0 million aggregate principal amount of 6 5/8% Senior Notes due 2022. The net proceeds from the October 2012 offering were used by Intelsat Jackson to repurchase or redeem all of its outstanding $603.2 million principal amount of the 2016 Jackson 11 1/4% Notes. In connection with the tender offers and redemptions, we expect to recognize a loss on early extinguishment of debt of $23.6 million in the fourth quarter of 2012, consisting of the difference between the carrying value of the debt ultimately repurchased or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt premium.

Financing Commitment for Intelsat S.A. Senior Notes due 2013

On April 12, 2012, Intelsat S.A. obtained agreements from affiliates of Goldman, Sachs & Co. and Morgan Stanley to provide unsecured term loan commitments sufficient to refinance in full its 6 1/2% Senior Notes due 2013 (the “Intelsat S.A. Notes”) on or immediately prior to their maturity date, in the event that Intelsat S.A. does not otherwise refinance or retire the Intelsat S.A. Notes. These term loans will have a maturity of two years from funding, and the funding thereof is subject to various terms and conditions.

2011 Reorganization and 2011 Secured Loan Refinancing

On January 12, 2011, certain of our subsidiaries completed a series of internal transactions and related steps that reorganized the ownership of our assets among our subsidiaries and effectively combined the legacy businesses of Intelsat Subsidiary Holding Company S.A. (“Intelsat Sub Holdco”) and Intelsat Corporation (“Intelsat Corp”) in order to simplify our operations and enhance our ability to transact business in an efficient manner (the “2011 Reorganization”). Also on January 12, 2011, Intelsat Jackson entered into the Intelsat Jackson Secured Credit Agreement as discussed above, and borrowed $3.25 billion under the term loan facility. Part of the net proceeds of the term loan, amounting to $2.4 billion, were contributed or loaned to Intelsat Corp, which used such funds to repay its existing indebtedness under Intelsat Corp’s senior secured facilities and to redeem Intelsat Corp’s 9 1/4% Senior Notes due 2016. Separately, Intelsat Corp also redeemed all of its 9 1/4% Senior Notes due 2014 and its 6 7/8% Senior Secured Debentures due 2028. In addition, Intelsat Jackson contributed approximately $330.2 million of the net proceeds of the new term loan to Intelsat Sub Holdco to repay all existing indebtedness under Intelsat Sub Holdco’s senior secured credit facilities. The entry into the Intelsat Jackson Secured Credit Agreement, the repayment of the existing indebtedness of Intelsat Corp and the repayment of all the secured existing indebtedness of Intelsat Sub Holdco are referred to collectively as the “2011 Secured Loan Refinancing”. In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement. Additionally, in connection with the 2011 Secured Loan Refinancing, we recognized a loss on early extinguishment of debt of $87.9 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat Corp and Intelsat Sub Holdco debt repaid and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

2011 Notes Redemptions

On March 18, 2011, Intelsat S.A. redeemed all of the $485.8 million aggregate principal amount outstanding of its 7 5/8% Senior Notes due 2012. Additionally, on March 18, 2011, Intelsat Sub Holdco redeemed $225.0 million aggregate principal amount outstanding of its 8 1/2% Senior Notes due 2013 (the “2013 Sub Holdco Notes”). In connection with these redemptions, we recognized a loss on early extinguishment of $80.3 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat S.A. and Intelsat Sub Holdco debt repaid and the total cash paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs. On April 8, 2011, Intermediate Holdco redeemed all of the $4.5 million aggregate principal amount outstanding of its 9 1/4% Senior Discount Notes due 2015.

2011 Intelsat Jackson Notes Offering, Tender Offers and Redemptions

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes (the “2011 Intelsat Jackson Notes Offering”), consisting of $1.5 billion aggregate principal amount of 7 1/4% Senior Notes due 2019 (the “7 1/4% 2019 Jackson Notes”) and $1.15 billion aggregate principal amount of 7 1/2% Senior Notes due 2021 (the “2021 Jackson Notes” and collectively, the “New Jackson Notes”). The net proceeds from the sale of the New Jackson Notes were primarily used to repurchase all of the following notes in tender offers launched on March 21, 2011 and completed on April 15, 2011, and to subsequently redeem the remaining outstanding amounts of such notes on May 5, 2011:

•	$481.0 million aggregate principal amount outstanding of the Intermediate Holdco 9 1/2% Senior Discount Notes due 2015;

•	$625.3 million aggregate principal amount outstanding of the 2013 Sub Holdco Notes, after giving effect to the March 2011 partial redemption of the 2013 Sub Holdco Notes, as discussed above;

•	$681.0 million aggregate principal amount outstanding of the Intelsat Sub Holdco 8 7/8% Senior Notes due 2015;

•	$400.0 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B;

•	$55.0 million aggregate principal amount outstanding of the Intelsat Jackson 9 1/4% Senior Notes due 2016; and

•	$284.6 million aggregate principal amount outstanding of the Intelsat Jackson 11 1/2% Senior Notes due 2016.

As a result, all of the above series of notes were paid off in full and no third party debt remained outstanding at Intermediate Holdco and Intelsat Sub Holdco as of May 5, 2011. Additionally, in connection with the above transactions, we recognized a loss on early extinguishment of debt of $158.0 million during the three months ended June 30, 2011, which consists of the difference between the carrying value of the debt repaid or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

Note 10	Long-Term Debt

The carrying amounts and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$368,152	$353,550	$354,434
Unamortized discount on 6.5% Senior Notes	(73,687)	—	(51,471)	—
7.625% Senior Notes due April 2012	485,841	510,133	—	—
Unamortized discount on 7.625% Senior Notes	(43,757)	—	—	—

Total Intelsat S.A. obligations	721,947	878,285	302,079	354,434

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	3,064,463	2,805,000	2,706,825
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,427,138	2,675,919	2,502,986	2,340,292

Total Intelsat Luxembourg obligations	5,232,138	5,740,382	5,307,986	5,047,117

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,129,457	1,048,220	1,103,251
Unamortized premium on 11.25% Senior Notes	4,990	—	4,286	—
11.5% Senior Notes due June 2016	284,595	305,940	—	—
9.5% Senior Notes due June 2016	701,913	740,518	701,913	733,499
9.25% Senior Notes due June 2016	55,035	59,509	—	—
8.5% Senior Notes due November 2019	500,000	543,750	500,000	527,500
Unamortized discount on 8.5% Senior Notes	(3,845)	—	(3,545)	—
7.25% Senior Notes due October 2020	1,000,000	1,010,000	1,000,000	1,011,300
7.25% Senior Notes due April 2019	—	—	1,500,000	1,530,000
7.5% Senior Notes due April 2021	—	—	1,150,000	1,173,000
Senior Unsecured Credit Facilities due February 2014	195,152	185,161	195,152	182,468
New Senior Unsecured Credit Facilities due February 2014	810,876	769,359	810,876	758,169
Senior Secured Credit Facilities due April 2018	—	—	3,233,750	3,217,581
Unamortized discount on Senior Credit Facilities	—	—	(14,349)	—

Total Intelsat Jackson obligations	4,596,936	4,743,694	10,126,303	10,236,768

Intermediate Holdco:
9.25% Senior Discount Notes due February 2015	4,545	4,681	—	—
9.5% Senior Discount Notes due February 2015	481,020	495,451	—	—

Total Intermediate Holdco obligations	485,565	500,132	—	—

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Intelsat Sub Holdco:
8.5% Senior Notes due January 2013	850,346	852,472	—	—
8.875% Senior Notes due January 2015	681,012	699,740	—	—
Senior Secured Credit Facilities due July 2013	330,960	328,478	—	—
8.875% Senior Notes due January 2015, Series B	400,000	411,000	—	—
Unamortized discount on 8.875% Senior Notes	(63,050)	—	—	—

Total Intelsat Sub Holdco obligations	2,199,268	2,291,690	—	—

New Dawn:
Senior Secured Debt Facility due 2017	84,773	84,773	109,625	109,625
Mezzanine Secured Debt Facility due 2019	62,819	62,819	82,580	82,580
10.5% Note Payable to Convergence Partners	—		502	502

Total New Dawn obligations	147,592	147,592	192,707	192,707

Intelsat Corp:
Senior Secured Credit Facilities due January 2014	1,715,522	1,709,517	—	—
Unamortized discount on Senior Secured Credit Facilities	(8,361)	—	—	—
Senior Secured Credit Facilities due July 2012	133,466	132,305	—	—
9.25% Senior Notes due August 2014	111,833	115,333	—	—
9.25% Senior Notes due June 2016	580,719	627,177	—	—

Total Intelsat Corp obligations	2,533,179	2,584,332	—	—

Horizons Holdings
Loan Payable to JSAT	—	—	73,255	73,255

Total Horizons Holdings obligations	—	—	73,255	73,255

Total Intelsat S.A. long-term debt	15,916,625	$16,886,107	16,002,330	$15,904,281

Less:
Current portion of long-term debt	94,723		164,818

Total current portion	94,723		164,818

Total long-term debt, excluding current portion	$15,821,902		$15,837,512

The fair value for publicly traded instruments is determined using quoted market prices and, for non-publicly traded instruments, fair value is based upon composite pricing from a variety of sources, including market leading data providers, market makers, and leading brokerage firms. Substantially all of the inputs used to determine the fair value of our debt are classified as Level 1 inputs within the fair value hierarchy from FASB ASC 820, except our senior secured credit facilities, the inputs for which are classified as Level 2. The fair values of the New Dawn obligations and the Horizons Holdings obligations approximate their respective book values.

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2011 are as follows (in thousands):

Year	Amount
2012	$164,818
2013	411,067
2014	1,070,139
2015	47,317
2016	1,798,769
2017 and thereafter	12,575,299

Total principal repayments	16,067,409
Unamortized discounts and premium	(65,079)

Total Intelsat S.A. long-term debt	$16,002,330

2011 Reorganization and 2011 Secured Loan Refinancing

On January 12, 2011, certain of our subsidiaries completed a series of internal transactions and related steps that reorganized the ownership of our assets among our subsidiaries and effectively combined the legacy businesses of Intelsat Sub Holdco and Intelsat Corp in order to simplify our operations and enhance our ability to transact business in an efficient manner (the “2011 Reorganization”). Also on January 12, 2011, Intelsat Jackson entered into a secured credit agreement (the “Intelsat Jackson Secured Credit Agreement”), and borrowed $3.25 billion under a term loan facility. Part of the net proceeds of the term loan, amounting to $2.4 billion, were contributed or loaned to Intelsat Corp, which used such funds to repay its existing indebtedness under Intelsat Corp’s senior secured facilities and to redeem Intelsat Corp’s 9 1/4% Senior Notes due 2016. Separately, Intelsat Corp also redeemed all of its 9 1/4% Senior Notes due 2014 (the “2014 Corp Notes”) and its 6 7/8% Senior Secured Debentures due 2028 (the “2028 Corp Notes”). In addition, Intelsat Jackson contributed approximately $330.2 million of the net proceeds of the new term loan to Intelsat Sub Holdco to repay all existing indebtedness under Intelsat Sub Holdco’s senior secured credit facilities. The entry into the Intelsat Jackson Secured Credit Agreement, the repayment of the existing indebtedness of Intelsat Corp and the repayment of all the secured existing indebtedness of Intelsat Sub Holdco are referred to collectively as the “2011 Secured Loan Refinancing”. In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement. Additionally, in connection with the 2011 Secured Loan Refinancing, we recognized a loss on early extinguishment of debt of $87.9 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat Corp and Intelsat Sub Holdco debt repaid and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

2011 Notes Redemptions

On March 18, 2011, Intelsat S.A. redeemed all of the $485.8 million aggregate principal amount outstanding of its 7 5/8% Senior Notes due 2012 (the “2012 Intelsat S.A. Notes”). Additionally, on March 18, 2011, Intelsat Sub Holdco redeemed $225.0 million aggregate principal amount outstanding of its 8 1/2% Senior Notes due 2013 (the “2013 Sub Holdco Notes”). In connection with these redemptions, we recognized a loss on early extinguishment of $80.3 million during the first quarter of 2011, which consists of the difference between the carrying value of the Intelsat S.A. and Intelsat Sub Holdco debt repaid and the total cash paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs. On April 8, 2011, Intermediate Holdco redeemed all of the $4.5 million aggregate principal amount outstanding of its 9 1/4% Senior Discount Notes due 2015.

2011 Intelsat Jackson Notes Offering, Tender Offers and Additional Redemptions

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes (the “2011 Intelsat Jackson Notes Offering”), consisting of $1.5 billion aggregate principal amount of 7 1/4% Senior Notes due 2019 and $1.15 billion aggregate principal amount of 7 1/2% Senior Notes due 2021 (collectively, the “New Jackson Notes”). The net proceeds from the sale of the New Jackson Notes were primarily used to repurchase all of the following notes in tender offers launched on March 21, 2011 and completed on April 15, 2011, and to subsequently redeem the remaining outstanding amounts of such notes on May 5, 2011:

•	$481.0 million aggregate principal amount outstanding of the Intermediate Holdco 9 1/2% Senior Discount Notes due 2015;

•	$625.3 million aggregate principal amount outstanding of the 2013 Sub Holdco Notes, after giving effect to the March 2011 partial redemption of the 2013 Sub Holdco Notes, as discussed above;

•	$681.0 million aggregate principal amount outstanding of the Intelsat Sub Holdco 8 7/8% Senior Notes due 2015;

•	$400.0 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B;

•	$55.0 million aggregate principal amount outstanding of the Intelsat Jackson 9 1/4% Senior Notes due 2016; and

•	$284.6 million aggregate principal amount outstanding of the Intelsat Jackson 11 1/2% Senior Notes due 2016.

As a result, all of the above series of notes were paid off in full and no third party debt remained outstanding at Intermediate Holdco and Intelsat Sub Holdco as of May 5, 2011. Additionally, in connection with the above transactions, we recognized a loss on early extinguishment of debt of $158.0 million during the second quarter of 2011, which consists of the difference between the carrying value of the debt repaid or redeemed and the total cash amount paid (including related fees), and a write-off of unamortized debt discounts and debt issuance costs.

Horizons Holdings Debt

On September 30, 2011, we began consolidating Horizons Holdings within our results (see Note 8—Investments—(b) Horizons Holdings). As of the date of consolidation, Horizons Holdings had a debt balance of $73.3 million which is included in long-term debt on our consolidated balance sheet at December 31, 2011. Horizons Holdings incurred the debt pursuant to a loan agreement with JSAT in August 2005 (the “Horizons Loan”) whereby JSAT loaned Horizon Holdings funds for the construction of the Horizons-2 satellite.

2010 Consent Solicitation

On April 21, 2010, Intelsat S.A. completed a consent solicitation that resulted in the amendment of certain terms of the indenture governing the 2012 Intelsat S.A. Notes and its 6 1/2% Senior Notes due 2013 (the “2013 Senior Notes”). The most significant amendments replaced the limitation on secured debt covenant, which limited secured debt of Intelsat S.A. and its restricted subsidiaries to 15% of their consolidated net tangible assets (subject to certain exceptions), with a new limitation on liens covenant, which generally limits such secured debt to two times the adjusted EBITDA of Intelsat S.A. plus certain general baskets (subject to certain exceptions), and made certain corresponding changes to the sale and leaseback covenant as a result of the addition of the new limitation on liens covenant. As consideration, Intelsat S.A. paid the consenting holders of such notes a consent payment equal to 2% of the outstanding principal amount of notes held by such holders that totaled approximately $15.4 million, which was capitalized and will be amortized over the remaining terms of the notes. The 2012 Intelsat S.A. Notes were subsequently fully redeemed in March 2011 as discussed in 2011 Notes Redemptions above.

Description of Indebtedness

(a) Intelsat S.A.

Senior Notes due 2013

Intelsat S.A. had $353.6 million in aggregate principal amount of the 2013 Senior Notes outstanding at December 31, 2011. These notes bear interest at 6 1/2% annually and mature in November 2013.

Interest is payable on the 2013 Senior Notes semi-annually on May 1 and November 1 of each year. Intelsat S.A. may redeem some or all of the 2013 Senior Notes at any time at the redemption prices set forth in the 2013 Senior Notes. Intelsat S.A. may also redeem the outstanding 2013 Senior Notes in whole in the event of certain tax changes affecting the senior notes, as set forth in the indenture governing the 2013 Senior Notes. The 2013 Senior Notes are senior unsecured obligations of Intelsat S.A. and rank equally with Intelsat S.A.’s other senior unsecured indebtedness.

(b) Intelsat Luxembourg

Senior Notes due 2017

Intelsat Luxembourg had $2.8 billion in aggregate principal amount of Senior Notes due 2017 (the “2017 Senior Notes”) outstanding at December 31, 2011. These notes bore interest at 7 7/8% on and prior to August 4, 2008, and bear interest at 11 1/4% after August 4, 2008. The notes mature in February of 2017. Interest is payable on the 2017 Senior Notes semi-annually on August 15 and February 15 of each year. The 2017 Senior Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness. The 2017 Senior Notes are guaranteed by Intelsat S.A.

Senior PIK Election Notes due 2017

Intelsat Luxembourg had $2.5 billion in aggregate principal amount of Senior PIK Election Notes due 2017 (the “2017 PIK Notes”) outstanding at December 31, 2011. The notes mature in February of 2017. Interest on the 2017 PIK Notes is payable semi-annually on August 15 and February 15 of each year. The 2017 PIK Notes are senior unsecured obligations of Intelsat Luxembourg and rank equally with Intelsat Luxembourg’s other senior unsecured indebtedness. The 2017 PIK Notes are guaranteed by Intelsat S.A.

Intelsat Luxembourg may, at its option, elect to pay interest on the 2017 PIK Notes (i) entirely in cash, (ii) entirely in payment-in-kind (“PIK”) interest or (iii) 50% in cash and 50% in PIK interest, through February 15, 2013. After February 15, 2013, interest on the 2017 PIK Notes will be payable in cash. Cash interest on the 2017 PIK Notes accrued at the rate of 7.53% on and prior to August 4, 2008, and accrues at 11 1/2% after August 4, 2008. If we elect to pay in PIK interest, the applicable PIK interest rate will be the cash pay interest rate in effect during the period plus 100 basis points. If we elect to pay any PIK interest, we will either increase the principal amount of the outstanding 2017 PIK Notes or issue new 2017 PIK Notes to holders of the 2017 PIK Notes in an amount equal to the amount of PIK interest for the applicable interest payment period.

We made elections to pay interest on the 2017 PIK Notes entirely in cash for the interest periods August 15, 2011 through February 15, 2012 and February 15, 2012 through August 15, 2012.

(c) Intelsat Jackson

11 1/4% Senior Notes due 2016

Intelsat Jackson had $1.0 billion in aggregate principal amount of its 11 1/4% Senior Notes due 2016 (the “2016 Intelsat Jackson Notes”) outstanding at December 31, 2011. The 2016 Intelsat Jackson Notes are guaranteed by Intelsat S.A.

Interest is payable on the 2016 Intelsat Jackson Notes semi-annually on June 15 and December 15. Intelsat Jackson may redeem some or all of the 2016 Intelsat Jackson Notes at the applicable redemption prices set forth in the notes. The 2016 Intelsat Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

9 1/2% Senior Notes due 2016

Intelsat Jackson had $701.9 million in aggregate principal amount of its 9 1/2% Senior Notes due 2016 (the “New 2016 Guaranteed Notes”) outstanding at December 31, 2011. The New 2016 Guaranteed Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on the New 2016 Guaranteed Notes semi-annually on June 15 and December 15. Intelsat Jackson may redeem some or all of the New 2016 Guaranteed Notes at the applicable redemption prices set forth in the notes. The New 2016 Guaranteed Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

8 1/2% Senior Notes due 2019

Intelsat Jackson had $500.0 million in aggregate principal amount of its 8 1/2 % Senior Notes due 2019 (the “2019 Jackson Notes”) outstanding at December 31, 2011. The 2019 Jackson Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on the 2019 Jackson Notes semi-annually on May 1 and November 1. Intelsat Jackson may redeem some or all of the 2019 Jackson Notes at any time prior to November 1, 2014 at a price equal to 100% of the principal amount thereof plus the make-whole premium described in the respective notes. Thereafter, Intelsat Jackson may redeem some or all of the respective notes at the applicable redemption prices set forth in the respective notes.

The 2019 Jackson Notes are senior unsecured obligations of Intelsat Jackson and rank equally with Intelsat Jackson’s other senior unsecured indebtedness.

7 1/4% Senior Notes due 2020

Intelsat Jackson had $1.0 billion in aggregate principal amount of its 7 1/4 % Senior Notes due 2020 (the “2020 Jackson Notes”) outstanding at December 31, 2011. The 2020 Jackson Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and certain of its subsidiaries.

Interest is payable on the 2020 Jackson Notes semi-annually on April 15 and October 15. With the exception of the two options stated below, the 2020 Jackson Notes shall not be redeemable prior to October 15, 2015. Thereafter, Intelsat Jackson may redeem some or all of the respective notes at the applicable redemption prices set forth in the respective notes.

Intelsat Jackson may redeem some or all of the 2020 Jackson Notes at any time prior to October 15, 2015 at a price equal to 100% of the principal amount thereof plus the applicable premium described in the respective notes. Or Intelsat Jackson may redeem at its option some or all of the 2020 Jackson Notes at any time prior to October 15, 2013 for up to 35% of the aggregate principal amount of the Notes with the net cash proceeds of one or more equity offerings by Intelsat Jackson or its direct or indirect parent, under the conditions set forth in the respective notes.

7 1/4% Senior Notes due 2019 and 7 1/2% Senior Notes due 2021

Intelsat Jackson had $1.5 billion in aggregate principal amount of its 7 1/4% Senior Notes due 2019 (the “7 1/4% 2019 Jackson Notes”) and $1.15 billion aggregate principal amount of its 7 1/2% Senior Notes due 2021 (the “2021 Jackson Notes” and, together with the 7 1/4% 2019 Jackson Notes, the “New Jackson Notes”) outstanding at December 31, 2011. The New Jackson Notes are guaranteed by Intelsat S.A., Intelsat Luxembourg, and certain wholly-owned subsidiaries of Intelsat Jackson.

Interest is payable on the New Jackson Notes semi-annually on April 1 and October 1. Intelsat Jackson may redeem the 7 1/4% 2019 Jackson Notes and the 2021 Jackson Notes, in whole or in part, prior to April 1, 2015 and April 1, 2016, respectively, at a price equal to 100% of the principal amount plus the applicable premium described in the respective notes. Intelsat Jackson may redeem the 7 1/4% 2019 Jackson Notes and the 2021 Jackson Notes, in whole or in part, on or after April 1, 2015 and April 1, 2016, respectively, at redemption prices set forth in the respective notes. Or Intelsat Jackson may redeem up to 35% of the aggregate principal amount of the New Jackson Notes on or prior to April 1, 2014, with the net cash proceeds of one or more equity offerings by Intelsat Jackson or its direct or indirect parent, under the conditions set forth in the respective notes.

Intelsat Jackson Senior Unsecured Credit Agreement

Intelsat Jackson has a senior unsecured credit facility consisting of a senior unsecured term loan facility due 2014 with $195.2 million outstanding at December 31, 2011.

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement bear interest at either (i) the London Interbank Offered Rate (“LIBOR”) plus 250 basis points or (ii) the Above Bank Rate (“ABR”), which is the rate for any day equal to the higher of (a) the Federal Funds Rate plus 50 basis points and (b) the rate of interest in effect for such day as its prime rate, plus 150 basis points.

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement are prepayable at any time without premium or penalty. With respect to a change in control or asset sales, the Intelsat Jackson Unsecured Credit Agreement contains substantially the same prepayment provisions as the New 2016 Guaranteed Notes.

Borrowings under the Intelsat Jackson Senior Unsecured Credit Agreement are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and all of Intelsat Sub Holdco’s subsidiaries that guarantee the 2019 Jackson Notes and the 2020 Jackson Notes.

New Intelsat Jackson Senior Unsecured Credit Agreement

On July 1, 2008, Intelsat Jackson entered into the New Intelsat Jackson Senior Unsecured Credit Agreement, consisting of a senior unsecured term loan facility due 2014 with $810.9 million outstanding at December 31, 2011.

Borrowings under the New Intelsat Jackson Senior Unsecured Credit Agreement bear interest at either (i) LIBOR plus 300 basis points or (ii) the ABR plus 200 basis points. With respect to a change in control or asset sales, the New Intelsat Jackson Senior Unsecured Credit Agreement contains substantially the same prepayment provisions as the Intelsat Jackson Senior Unsecured Credit Agreement.

Borrowings under the New Intelsat Jackson Senior Unsecured Credit Agreement are guaranteed by Intelsat S.A., Intelsat Luxembourg, Intelsat Sub Holdco and all of Intelsat Sub Holdco’s subsidiaries that guarantee the 2019 Jackson Notes and the 2020 Jackson Notes.

Intelsat Jackson Senior Secured Credit Agreement

On January 12, 2011, Intelsat Jackson entered into the Intelsat Jackson Secured Credit Agreement, which includes a $3.25 billion term loan facility maturing in April 2018 and a $500.0 million revolving credit facility with a five year maturity, and borrowed the full $3.25 billion under the term loan facility. The term loan facility requires regularly scheduled quarterly payments of principal equal to 0.25% of the original principal amount of the term loan beginning six months after January 12, 2011, with the remaining unpaid amount due and payable at maturity on April 2, 2018. Up to $350.0 million of the revolving credit facility is available for issuance of letters of credit. Additionally, up to $70.0 million of the revolving credit facility is available for swingline loans. Both the face amount of any outstanding letters of credit and any swingline loans reduce availability under the revolving credit facility on a dollar for dollar basis. Intelsat Jackson is required to pay a commitment fee for the unused commitments under the revolving credit facility, if any, at a rate per annum of 0.375%. In August 2011, we borrowed and subsequently repaid $200.0 million principal amount under the revolving credit facility. As of December 31, 2011, Intelsat Jackson had $462.6 million (net of standby letters of credit) of availability remaining under its revolving credit facility. In February 2012, we borrowed $175.0 million under this revolving credit facility.

Interest rates for borrowings under the term loan facility and the revolving credit facility range from (i) the LIBOR rate plus 3.50% to the LIBOR rate plus 3.75%, or (ii) the ABR plus 2.50% to the ABR plus 2.75%, depending on the ratio of Intelsat Jackson’s consolidated total debt to consolidated EBITDA, as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. The LIBOR rate and the ABR, plus the applicable margins, are determined as specified in the Intelsat Jackson Secured Credit Agreement and the LIBOR rate will not be less than 1.50% per annum.

Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are guaranteed by Intelsat Luxembourg, and certain of Intelsat Jackson’s subsidiaries. Intelsat Jackson’s obligations under the Intelsat Jackson Secured Credit Agreement are secured by a first priority security interest in substantially all of the assets of Intelsat Jackson and the guarantors, to the extent legally permissible and subject to certain agreed exceptions, and by a pledge of the equity interests of the subsidiary guarantors and the direct subsidiaries of each guarantor, subject to certain exceptions, including exceptions for equity interests in certain non-U.S. subsidiaries, existing contractual prohibitions and prohibitions under other legal requirements.

The Intelsat Jackson Secured Credit Agreement includes two financial covenants. Intelsat Jackson must maintain a consolidated secured debt to consolidated EBITDA ratio of less than or equal to 3.50 to 1.00 at the end of each fiscal quarter as well as a consolidated EBITDA to consolidated interest expense ratio of greater than or equal to 1.75 to 1.00 at the end of each fiscal quarter, in each case as such financial measures are defined in the Intelsat Jackson Secured Credit Agreement. Intelsat Jackson was in compliance with these financial maintenance covenant ratios with a consolidated secured debt to consolidated EBITDA ratio of 1.47 to 1.00 and a consolidated EBITDA to consolidated interest expense ratio of 2.76 to 1.00 as of December 31, 2011.

(d) New Dawn

New Dawn Credit Facilities

On December 5, 2008, New Dawn entered into a $215.0 million secured financing arrangement with an eight year maturity that consists of senior and mezzanine term loan facilities. The credit facilities are non-recourse to New Dawn’s shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders’ scheduled capital contributions. During the year ended December 31, 2011, New Dawn drew $35.2 million under this facility, primarily to fund the purchase of launch insurance for the launch of the Intelsat New Dawn satellite in the second quarter of 2011 and insurance on the satellite for five years in-orbit. The senior facility provides for a commitment of up to $125.0 million. The interest rate on term loans under the senior facility is the aggregate of LIBOR plus an applicable margin between 3.0% and 4.0% and certain costs, if incurred. The mezzanine facility provides for a commitment of up to $90.0 million. The interest rate on term loans under the mezzanine facility is the aggregate of LIBOR plus an applicable margin between 5.3% and 6.3% and certain costs, if incurred. New Dawn is required to pay a commitment fee at a rate per annum of between  3/8% and   1/2% on any unused commitments under the credit facilities. During the year ended December 31, 2011, New Dawn paid $46.4 million for satellite related capital expenditures, and had aggregate outstanding borrowings of $192.2 million under its credit facilities as of December 31, 2011.

Subsequent to the launch of the Intelsat New Dawn satellite in April 2011, which experienced an anomaly resulting in the failure to deploy the C-band antenna reflector (see Note 7—Satellites and Other Property and Equipment—2011 Anomalies), the New Dawn joint venture filed a partial loss claim with its insurer. The claim was finalized and agreed to during 2011, resulting in anticipated total insurance recoveries of $118.0 million. At December 31, 2011, $94.1 million of this amount was received from the insurers and is held in a specific insurance proceeds account reflected as restricted cash on the accompanying consolidated balance sheet. New Dawn’s secured financing arrangement provides that all or most of the proceeds of the insurance claim will be used to pay down New Dawn’s debt and a portion of the associated interest rate swap. Therefore, $107.4 million of the New Dawn senior term loan facility has been classified as current as of December 31, 2011.

(e) Horizons Holdings

Horizons Holdings had $73.3 million in aggregate principal amount of the Horizons Loan outstanding at December 31, 2011. These notes bear interest at LIBOR plus 0.6%. Horizons Holdings’ obligations under the loan agreement are secured by a security interest in substantially all of the assets of Horizons Holdings, Horizons-1 and Horizons-2. Payments on the Horizons Loan are made semi-annually in March and September in equal installments. As of December 31, 2011, six semi-annual payments remain on the Horizons Loan, which will be fully repaid in September 2014.

Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities
Note 9	Derivative Instruments and Hedging Activities

Interest Rate Swaps

We are subject to interest rate risk primarily associated with our variable-rate borrowings. Interest rate risk is the risk that changes in interest rates could adversely affect earnings and cash flows. Specific interest rate risk includes: the risk of increasing interest rates on short-term debt; the risk of increasing interest rates for planned new fixed long-term financings; and the risk of increasing interest rates for planned refinancing using long-term fixed-rate debt. We have entered into interest rate swap agreements to reduce the impact of interest rate movements on future interest expense by converting substantially all of our floating-rate debt to a fixed rate.

In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement (see Note 8—Long Term Debt).

On December 22, 2011, we amended our interest rate swap agreements with an aggregate notional amount of $448.5 million between Intelsat Jackson and respective counterparties to the interest rate swaps. These amendments resulted in a change to the maturity date, the applicable fixed rate of interest that we pay and certain termination events.

During the first quarter of 2012, we amended our interest rate swap agreements with an aggregate notional amount of $1.2 billion between Intelsat Jackson and respective counterparties to the interest rate swaps. These amendments resulted in a change to the maturity date, the applicable fixed rate of interest that we pay and certain termination events.

As of September 30, 2012, we held interest rate swaps with aggregate notional amounts of $731.4 million and $1.6 billion which mature in March 2013 and January 2016, respectively. These swaps were entered into, as further described below, to economically hedge the variability in cash flow on a portion of the floating-rate term loans under our senior secured and unsecured credit facilities, but have not been designated as hedges for accounting purposes. On a quarterly basis, we receive a floating rate of interest equal to the three-month LIBOR and pay a fixed rate of interest. On the interest rate reset date of September 14, 2012, the interest rate which the counterparties utilized to compute interest due to us was determined to be 0.39%.

Additionally, as of September 30, 2012, New Dawn had a floating-to-fixed interest rate swap to hedge future interest payments on its senior and mezzanine term loan facilities. The interest rate swap had an effective date of July 7, 2011, maturing on July 7, 2014, with a notional amount of $65.5 million for the mezzanine loan and varying notional amounts for the senior loan. We received an interest rate of three-month LIBOR and paid a fixed coupon of 3.72%. On the interest rate reset date of July 5, 2012, the interest rate which the counterparties utilized to compute interest due to us was 0.46%. This swap was undesignated as a hedge for accounting purposes. In July 2012, in conjunction with the prepayment of $112.2 million of New Dawn debt made out of restricted cash, we settled $69.0 million notional amount under the New Dawn interest rate swap associated with the senior term loan facilities for $4.1 million (see Note 8—Long-Term Debt—New Dawn Credit Facilities). On October 5, 2012, in conjunction with the repayment of the remaining New Dawn debt related to the New Dawn Equity Purchase (see Note 6(b)—Investments—New Dawn), we made a $5.3 million termination payment to the respective counterparties on New Dawn’s interest rate swap agreement, effectively settling the remaining notional amount.

The counterparties to our interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swaps, our exposure is limited to the interest rate differential on the notional amount at each quarterly settlement period over the life of the agreement. We do not anticipate non-performance by the counterparties.

All of our interest rate swaps were undesignated as of September 30, 2012. The swaps are marked-to-market quarterly with any change in fair value recorded within losses on derivative financial instruments in our condensed consolidated statements of operations. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements of our derivatives. The fair value measurement of derivatives could result in either a net asset or a net liability position for us. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting arrangements as applicable and necessary. When the swaps are in a net liability position for us, the credit valuation adjustments are calculated by determining the total expected exposure of the derivatives, incorporating the current and potential future exposures and then applying an applicable credit spread to the exposure. The total expected exposure of a derivative is derived using market-observable inputs, such as yield curves and volatilities. The inputs utilized for our own credit spread are based on implied spreads from traded levels of our debt. Accordingly, as of September 30, 2012, we recorded a non-cash credit valuation adjustment of approximately $7.8 million as a reduction to our liability.

Put Option Embedded Derivative Instrument

On the date of issuance of Intelsat Sub Holdco’s 8 7/8% Senior Notes due 2015 (the “2015 Intelsat Sub Holdco Notes, Series B”), we determined that these debt instruments contained a contingent put option clause within the host contract, which afforded the holders of the notes the option to require the issuer to repurchase such notes at 101% of their principal amount in the event of a change of control, as defined in the indenture governing the notes. In our evaluation of the financing arrangement, we concluded that the contingent put option required bifurcation in accordance with current accounting standards under FASB ASC Topic 815, Derivatives and Hedging. We therefore bifurcated the contingent put option and carried it as a derivative liability at fair value. We estimated the fair value of the derivative on the date of inception using a standard valuation technique, which places the most significant emphasis upon the estimated date and probability of a change of control and incorporated the issue price, maturity date and change of control put price. We subsequently revalued the derivative at the end of each reporting period, recognizing any change in fair value through earnings. The fair value of the embedded derivative was calculated as $4.3 million at December 31, 2010. As of May 5, 2011, we redeemed the entire $400 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B. Therefore, we derecognized the embedded derivative liability and the value at December 31, 2011 was $0. We recorded a gain of $4.3 million included in losses on derivative financial instruments in our condensed consolidated statement of operations during the nine months ended September 30, 2011 to adjust the fair market value of the put option embedded derivative to $0.

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011	September 30, 2012
Undesignated interest rate swaps	Other current liabilities	$14,828	$13,340
Undesignated interest rate swaps	Other long-term liabilities	80,690	76,485

Total derivatives		$95,518	$89,825

The following table sets forth the effect of the derivative instruments on the condensed consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Undesignated interest rate swaps	Losses on derivative financial instruments	$28,458	$37,651
Put option embedded derivative	Losses on derivative financial instruments	(4,295)	—

Total losses on derivative financial instruments		$24,163	$37,651

Note 11	Derivative Instruments and Hedging Activities

Interest Rate Swaps

We are subject to interest rate risk primarily associated with our variable rate borrowings. Interest rate risk is the risk that changes in interest rates could adversely affect earnings and cash flows. Specific interest rate risk includes: the risk of increasing interest rates on short-term debt; the risk of increasing interest rates for planned new fixed long-term financings; and the risk of increasing interest rates for planned refinancing using long-term fixed rate debt. In order to mitigate this risk, we have entered into interest rate swap agreements to reduce the impact of interest rate movements on future interest expense by converting substantially all of our floating-rate debt to a fixed rate.

In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement (see Note 10—Long-Term Debt).

On December 22, 2011 we amended our interest rate swap agreements with an aggregate notional amount of $448.5 million between Intelsat Jackson and respective counterparties to the interest rate swaps. These amendments resulted in a change to the maturity date, the applicable fixed rate of interest that we pay and certain termination events.

As of December 31, 2011, we held interest rate swaps with aggregate notional amounts of $1.9 billion and $448.5 million that mature in March 2013 and January 2016, respectively. These swaps were entered into as further described below to economically hedge the variability in cash flow on a portion of the floating-rate term loans under our senior secured and unsecured credit facilities, but have not been designated as hedges for accounting purposes. On a quarterly basis, we receive a floating rate of interest equal to the three-month LIBOR and pay a fixed rate of interest. On the interest rate reset date of December 14, 2011, the interest rate which the counterparties utilized to compute interest due to us was 0.54%.

Additionally, New Dawn had a zero-coupon interest rate swap with varying notional amounts that matured on July 7, 2011. As of December 31, 2011, New Dawn had a floating-to-fixed interest rate swap to hedge future interest payments on its senior and mezzanine term loan facilities. The interest rate swap has an effective date of July 7, 2011, maturing on July 7, 2014, with a notional amount of $65.5 million for the mezzanine loan and varying notional amounts for the senior loan. We receive an interest rate of three-month LIBOR and pay a fixed coupon of 3.72%. On the interest rate reset date of October 5, 2011, the interest rate which the counterparties utilized to compute interest due to us was 0.38%. Both of these swaps were undesignated as hedges for accounting purposes.

The counterparties to our interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swaps, our exposure is limited to the interest rate differential on the notional amount at each quarterly settlement period over the life of the agreement. We do not anticipate non-performance by the counterparties.

All of these interest rate swaps were undesignated as of December 31, 2011. The swaps are marked-to-market quarterly with any change in fair value recorded within (gains) losses on derivative financial instruments in our consolidated statements of operations. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements of our derivatives. The fair value measurement of derivatives could result in either a net asset or a net liability position for us. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting arrangements as applicable and necessary. When the swaps are in net liability position for us, the credit valuation adjustments are calculated by determining the total expected exposure of the derivatives, incorporating the current and potential future exposures and then applying an applicable credit spread to the exposure. The total expected exposure of a derivative is derived using market-observable inputs, such as yield curves and volatilities. The inputs utilized for our own credit spread are based on implied spreads from traded levels of our debt. Accordingly, as of December 31, 2011 we recorded a non-cash credit valuation adjustment of approximately $4.0 million as a reduction to our liability.

As of December 31, 2010 and December 31, 2011, $6.4 million and $14.8 million was included in other current liabilities, respectively, and $141.4 million and $80.7 million was included in other long-term liabilities, respectively, within our consolidated balance sheets related to the interest rate swaps. The $14.8 million in other current liabilities at December 31, 2011 includes $10.4 million related to the portion of the New Dawn insurance proceeds that we anticipate will be used to pay down a portion of the New Dawn interest rate swap (see Note 7—Satellites and Other Property and Equipment—2011 Anomalies).

Put Option Embedded Derivative Instrument

At the date of issuance of the 2015 Intelsat Sub Holdco Notes, Series B, we determined that these debt instruments contained a contingent put option clause within the host contract, which afforded the holders of the notes the option to require the issuer to repurchase such notes at 101% of their principal amount in the event of a change of control, as defined in the indenture governing the notes. In our evaluation of the financing arrangement, we concluded that the contingent put option required bifurcation in accordance with current accounting standards under FASB ASC 815. We therefore bifurcated the contingent put option and carried it as a derivative liability at fair value. We estimated the fair value of the derivative on the date of inception using a standard valuation technique, which places the most significant emphasis upon the estimated date and probability of a change of control and incorporated the issue price, maturity date and change of control put price. We subsequently revalued the derivative at the end of each reporting period, recognizing any change in fair value through earnings. The fair value of the embedded derivative was calculated as $4.3 million at December 31, 2010. As of May 5, 2011, we redeemed the entire $400 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B (see Note10—Long-Term Debt for further discussion). Therefore, we derecognized the embedded derivative liability and the value at December 31, 2011 was $0. We recorded a gain of $10.3 million during the year ended December 31, 2010 as well as a gain of $4.3 million during the year ended December 31, 2011 which adjusted the fair market value of the put option embedded derivative to $0, both of which are included in losses on derivative financial instruments in our consolidated statement of operations.

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2010	December 31, 2011
Undesignated interest rate swaps	Other current liabilities	$6,404	$14,828
Undesignated interest rate swaps	Other long-term liabilities	141,411	80,690

Put option embedded derivative	Other long-term liabilities	4,295	—

Total derivatives		$152,110	$95,518

The following table sets forth the effect of the derivative instruments on the consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Undesignated interest rate swaps	Losses on derivative financial instruments	$24,121	$99,814	$28,930
Put option embedded derivative	Losses on derivative financial instruments	(21,440)	(10,305)	(4,295)

Total losses on derivative financial instruments		$2,681	$89,509	$24,635

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Note 10	Income Taxes

The majority of our operations are located in taxable jurisdictions, including Luxembourg, the United States and the United Kingdom. Our Luxembourg companies that file tax returns as a consolidated group generated a loss for the nine months ended September 30, 2012. Due to our cumulative losses in recent years, and the inherent uncertainty associated with the realization of future taxable income in the foreseeable future, we recorded a full valuation allowance against the net operating losses generated in Luxembourg. The difference between tax expense (benefit) reported in the condensed consolidated statements of operations and tax computed at statutory rates is attributable to the valuation allowance on losses generated in Luxembourg, the provision for foreign taxes, which were principally in the United States and the United Kingdom, as well as withholding taxes on revenue earned in many of the foreign markets in which we operate.

As of December 31, 2011 and September 30, 2012, our gross unrecognized tax benefits were $64.8 million and $68.6 million, respectively (including interest and penalties), of which $46.6 million and $49.6 million, respectively, if recognized, would affect our effective tax rate. As of December 31, 2011 and September 30, 2012, we had recorded reserves for interest and penalties in the amount of $8.6 million and $10.9 million, respectively. We continue to recognize interest and, to the extent applicable, penalties with respect to the unrecognized tax benefits as income tax expense. Since December 31, 2011, the change in the balance of unrecognized tax benefits consisted of an increase of $0.9 million related to prior period tax positions and an increase of $2.9 million related to current tax positions.

We operate in various taxable jurisdictions throughout the world and our tax returns are subject to audit and review from time to time. We consider Luxembourg, the United States and the United Kingdom to be our significant tax jurisdictions. Our Luxembourg, U.S. and U.K. subsidiaries are subject to income tax examination for periods after December 31, 2003. Within the next twelve months, we believe that there are no jurisdictions in which the outcome of unresolved tax issues or claims is likely to be material to our results of operations, financial position or cash flows.

On March 7, 2011, Intelsat Holding Corporation, the former parent of Intelsat Corp, was notified by the Internal Revenue Service of its intent to initiate an audit for the tax years ending December 31, 2008 and 2009. We do not currently expect the result of this audit to have a material impact on our provision for income taxes.

In May 2012, India enacted new legislation that defines payments for satellite services as “royalties for the use of a process”. Due to the law’s retroactive application, and because it is contrary to recent Delhi High Court rulings as well as model commentaries issued by international tax bodies, we are likely to appeal any assessments we may receive as a result of the new law, and we believe that it is more likely than not that we would be successful with such appeals. As a result, we do not expect this new law to have a material impact on our provision for income taxes.

Prior to August 20, 2004, Intelsat Corp, joined with The DIRECTV Group and General Motors Corporation in filing a consolidated U.S. federal income tax return. In April 2004, Intelsat Corp entered into a tax separation agreement with The DIRECTV Group that superseded four earlier tax-related agreements among Intelsat Corp and its subsidiaries, The DIRECTV Group and certain of its affiliates. Pursuant to the tax separation agreement, The DIRECTV Group agreed to indemnify Intelsat Corp for all federal and consolidated state and local income taxes a taxing authority may attempt to collect from Intelsat Corp regarding any liability for the federal or consolidated state or local income taxes of General Motors Corporation and The DIRECTV Group, except those income taxes Intelsat Corp is required to pay under the tax separation agreement. In addition, The DIRECTV Group agreed to indemnify Intelsat Corp for any taxes (other than those taxes described in the preceding sentence) related to any periods or portions of such periods ending on, or prior to, the day of the closing of the PanAmSat Corporation recapitalization, which occurred on August 20, 2004, in amounts equal to 80% of the first $75.0 million of such other taxes and 100% of any other taxes in excess of the first $75.0 million. As a result, Intelsat Corp’s tax exposure after indemnification related to these periods is capped at $15.0 million, of which $4.0 million has been paid to date. The tax separation agreement with The DIRECTV Group is effective from August 20, 2004 until the expiration of the statute of limitations with respect to all taxes to which the tax separation agreement relates. As of December 31, 2011 and September 30, 2012, we had a tax indemnification receivable of $2.3 million.

Note 12	Income Taxes

The following table summarizes our total loss before income taxes (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Domestic income (loss) before income taxes	$114,380	$(446,738)	$(565,768)
Foreign income (loss) before income taxes	(885,042)	(87,409)	76,381

Total loss before income taxes	$(770,662)	$(534,147)	$(489,387)

The change between our pre-tax domestic and foreign income (loss) for the year ended December 31, 2010 as compared to 2011 is due primarily to the 2011 Reorganization.

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Current income tax provision (benefit)
Domestic	$1,206	$(5,097)	$1,162
Foreign	47,111	23,942	23,011

Total	48,317	18,845	24,173

Deferred income tax provision (benefit):
Foreign	(36,918)	(45,223)	(79,566)

Total	(36,918)	(45,223)	(79,566)

Total income tax provision (benefit):	$11,399	$(26,378)	$(55,393)

The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 28.80% for the reasons set forth in the following table (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011

Expected tax benefit at Luxembourg statutory income tax rate	$(220,332)	$(152,239)	$(140,944)
Foreign income tax differential	252,996	(166)	27,626
Nontaxable interest income	(41,368)	(45,482)	(102,758)
U.S. extraterritorial income exclusion tax benefit	(4,149)	(1,194)	(208)
U.S. extraterritorial income exclusion tax benefit - prior period adjustment	—	7,048	—
Change in tax rate	8,864	(7,948)	716
Medicare Part D subsidy	—	2,891	—
Nondeductible stock compensation expense	1,316	—	—
Changes in unrecognized tax benefits	11,434	(17,345)	(5,087)
Basis difference in WildBlue	(29,066)	—	—
Fair market value basis adjustment on Luxembourg assets and liabilities	(687,529)	(106,477)	—
Changes in valuation allowance	719,801	297,365	173,564
Tax effect of 2011 Intercompany Sale	—	—	(6,272)
Other	(568)	(2,831)	(2,030)

Total income tax provision	$11,399	$(26,378)	$(55,393)

The extraterritorial income exclusion benefit will continue to be reduced in subsequent years because of changes to the federal tax law. We have certain contracts that are grandfathered under the tax law.

Because of our cumulative losses in recent years and the inherent uncertainty associated with the realization of future income in the near term, we have recorded a valuation allowance against our Luxembourg net deferred tax assets at December 31, 2010 and 2011. During 2011, Luxembourg enacted a tax rate change increasing the tax rate from 28.59% to 28.8%. The effective date of the enacted tax rate change is January 1, 2011. Due to the full valuation allowance on our Luxembourg net deferred tax assets, the rate change does not materially affect our tax expense. Our Luxembourg net operating loss includes the effect of Luxembourg GAAP to US GAAP differences, primarily related to fair value adjustments attributable to our Luxembourg Migration on December 15, 2009 and the 2011 Reorganization.

The following table details the composition of the net deferred tax balances as of December 31, 2010 and 2011 (in thousands).

	As of December 31, 2010	As of December 31, 2011

Current deferred taxes, net	$24,090	$26,058
Long-term deferred taxes, net	(484,076)	(265,181)
Other long-term assets	64,491	7,407

Net deferred taxes	$(395,495)	$(231,716)

The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2010	As of December 31, 2011
Deferred tax assets:
Accruals and advances	$9,416	$37,592
Amortizable intangible assets	558,276	447,839
Non-amortizable intangible assets	85,219	85,219
Performance incentives	39,072	35,984
Sales-type leases	16,364	—
Customer deposits	58,533	56,605
Debt issuance costs	4,021	—
Bad debt reserve	7,146	1,668
Accrued retirement benefits	100,541	116,130
Interest rate swap	27,573	14,999
Satellites and other property and equipment	77,690	125,422
Disallowed Interest Expense	—	27,653
Net operating loss carryforward	337,727	626,507
Capital loss carryforward	19,741	22,680
Alternative minimum tax credit carryforward	16,345	16,345
Other	13,962	22,857

Total deferred tax assets	1,371,626	1,637,500

Deferred tax liabilities:
Satellites and other property and equipment	(275,282)	(79,706)
Amortizable intangible assets	(160,798)	(35,612)
Non-amortizable intangible assets	(241,233)	(268,087)
Debt obligations	(28,423)	—
Tax Basis Differences in Investments and Affiliates	—	(273,281)
Other	(10,653)	(8,008)

Total deferred tax liabilities	(716,389)	(664,694)

Valuation allowance	(1,050,732)	(1,204,522)

Total net deferred tax liabilities	$(395,495)	$(231,716)

As of December 31, 2010 and 2011, our consolidated balance sheets included a deferred tax asset in the amount of $337.7 million and $626.5 million, respectively, attributable to the future benefit from the utilization of certain net operating loss carryforwards and $16.3 million and $16.3 million of deferred tax assets, respectively, attributable to the future benefit from the utilization of alternative minimum tax credit carryforwards. As of December 31, 2011, we had tax effected U.S. federal, state and foreign tax net operating loss carryforwards of $111.9 million expiring between 2017 and 2031 and tax effected Luxembourg net operating loss carryforwards of $514.6 million without expiration. These Luxembourg net operating loss carryforwards were caused primarily by our interest expense. Our alternative minimum tax credit carryforward of $16.3 million may be carried forward indefinitely. Our capital loss carryforward was $22.7 million, which may be carried forward for the next three to five years to offset capital gains. As we do not believe we will generate capital gains sufficient to offset this capital loss carryforward in the next three to five years, an offsetting valuation allowance has been recorded.

Our valuation allowance as of December 31, 2011 was $1.2 billion, of which $22.7 million relates to our capital loss carryforwards. Almost all of the remaining valuation allowance relates to net operating loss carryforwards and deferred tax assets created by differences between US GAAP and Luxembourg tax basis. Certain operations of our subsidiaries are controlled by various intercompany agreements which provide these subsidiaries with predictable operating profits. Other subsidiaries, principally Luxembourg subsidiaries, are subject to the risks of our overall business conditions which make their earnings less predictable.

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2010	2011
Balance at January 1	$86,921	$71,981
Increases related to current year tax positions	5,283	3,665
Increases related to prior year tax positions	6,264	5,064
Decreases related to prior year tax positions	(20,686)	(14,259)
Expiration of statute of limitations for the assessment of taxes	(5,801)	(1,684)

Balance at December 31	$71,981	$64,767

As of December 31, 2011, our gross unrecognized tax benefits were $64.8 million (including interest and penalties), of which $46.6 million if recognized, would affect our effective tax rate. As of December 31, 2010 and 2011, we had recorded reserves for interest and penalties of $5.7 million and $8.6 million, respectively. We continue to recognize interest and, to the extent applicable, penalties with respect to the unrecognized tax benefits as income tax expense.

We operate in various taxable jurisdictions throughout the world and our tax returns are subject to audit and review from time to time. We consider Luxembourg, the United Kingdom and the United States to be our significant tax jurisdictions. Our Luxembourg, U.S. and U.K. companies are subject to federal, state and local income tax examination for periods after December 31, 2003.

Within the next twelve months, we believe that there are no jurisdictions in which the outcome of unresolved tax issues or claims is likely to be material to our results of operations, financial position or cash flows.

On March 7, 2011, Intelsat Holding Corporation was notified by the Internal Revenue Service of its intent to initiate an audit for the tax years ending December 31, 2008 and 2009. On December 13, 2011, the tax authorities in the United Kingdom initiated an audit of our UK subsidiaries for the tax year ending December 31, 2009. At this point in time, it is too early to anticipate the probability of any adjustments resulting from these audits.

On September 30, 2011, certain subsidiaries of Intelsat Corporation, a U.S. subsidiary of Intelsat SA, merged into Intelsat Corporation. As a result, Intelsat Corporation released certain state valuation allowances and recorded a tax benefit of $26.4 million.

Tax Contingency

Prior to August 20, 2004, our subsidiary, Intelsat Corp, joined with The DIRECTV Group and General Motors Corporation in filing a consolidated U.S. federal income tax return. In April 2004, Intelsat Corp entered into a tax separation agreement with The DIRECTV Group that superseded four earlier tax-related agreements among Intelsat Corp and its subsidiaries, The DIRECTV Group and certain of its affiliates. Pursuant to the tax separation agreement, The DIRECTV Group agreed to indemnify Intelsat Corp for all federal and consolidated state and local income taxes a taxing authority may attempt to collect from Intelsat Corp regarding any liability for the federal or consolidated state or local income taxes of General Motors Corporation and The DIRECTV Group, except those income taxes Intelsat Corp is required to pay under the tax separation agreement. In addition, The DIRECTV Group agreed to indemnify Intelsat Corp for any taxes (other than those taxes described in the preceding sentence) related to any periods or portions of such periods ending on or prior to the day of the closing of the PanAmSat recapitalization, which occurred on August 20, 2004, in amounts equal to 80% of the first $75.0 million of such other taxes and 100% of any other taxes in excess of the first $75.0 million. As a result, Intelsat Corp’s tax exposure after indemnification related to these periods is capped at $15.0 million, of which $4.0 million has been paid to date. The tax separation agreement with The DIRECTV Group is effective from August 20, 2004 until the expiration of the statute of limitations with respect to all taxes to which the tax separation agreement relates. As of December 31, 2010 and 2011, we had a tax indemnification receivable of $2.3 million.

Contractual Commitments	12 Months Ended
Dec. 31, 2011
Contractual Commitments
Note 13	Contractual Commitments

In the further development and operation of our commercial global communications satellite system, significant additional expenditures are anticipated. In connection with these and other expenditures, we have assumed a significant amount of long-term debt, as described in Note 10—Long-Term Debt. In addition to these debt and related interest obligations, we have expenditures represented by other contractual commitments. The additional expenditures as of December 31, 2011 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2012	$474,535	$28,279	$5,098	$(3,509)	$140,821	$645,224
2013	192,302	24,057	4,074	(3,302)	23,613	240,744
2014	79,396	22,577	3,176	(1,128)	13,929	117,950
2015	18,025	19,684	2,923	(27)	6,378	46,983
2016	19,752	17,433	2,903	(56)	1,193	41,225
2017 and thereafter	184,827	73,189	47,561	—	949	306,526

Total contractual commitments	$968,837	$185,219	$65,735	$(8,022)	$186,883	$1,398,652

(a) Satellite Construction and Launch Obligations

As of December 31, 2011, we had approximately $968.8 million of expenditures remaining under our existing satellite construction and launch contracts. Satellite launch and in-orbit insurance contracts related to future satellites to be launched are cancelable up to thirty days prior to the satellite’s launch. As of December 31, 2011, we did not have any non-cancelable commitments related to existing launch insurance or in-orbit insurance contracts for satellites to be launched.

The satellite construction contracts typically require that we make progress payments during the period of the satellite’s construction. The satellite construction contracts contain provisions that allow us to terminate the contracts with or without cause. If terminated without cause, we would forfeit the progress payments and be subject to termination payments that escalate with the passage of time. If terminated for cause, we would be entitled to recover any payments we made under the contracts and certain liquidated damages as specified in the contracts.

(b) Satellite Performance Incentive Obligations

Satellite construction contracts also typically require that we make orbital incentive payments (plus interest as defined in each agreement with the satellite manufacturer) over the orbital life of the satellite. The incentive obligations may be subject to reduction or refund if the satellite fails to meet specific technical operating standards. As of December 31, 2011, we had $185.2 million recorded in relation to satellite performance incentive obligations, including future interest payments.

(c) Operating Leases

We have commitments for operating leases primarily relating to equipment and office facilities. These leases contain escalation provisions for increases. As of December 31, 2011, the total obligation related to operating leases, net of $8.0 million aggregate sublease income on leased facilities and rental income, was $57.7 million. We lease space in our Washington, D.C. building, which we own, to various tenants. As of December 31, 2011, the minimum rental income anticipated with respect to this building is $7.7 million, which is expected to be received during the next three years. Rental income and sublease income are included in other income (expense), net in the accompanying consolidated statements of operations.

Total rent expense for the years ended December 31, 2009, 2010 and 2011, was $7.0 million, $6.1 million and $4.9 million, respectively.

(d) Customer and Vendor Contracts

We have contracts with certain customers that require us to provide equipment, services and other support during the term of the related contracts. We also have long-term contractual obligations with service providers primarily for the operation of certain of our satellites. As of December 31, 2011, we had commitments under these customer and vendor contracts which totaled approximately $186.9 million related to the provision of equipment, services and other support.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
Note 11	Commitments and Contingencies

(a)	Litigation and Claims

We are subject to litigation in the ordinary course of business. Management does not believe that the resolution of any pending proceedings would have a material adverse effect on our financial position or results of operations.

(b)	LCO Protection

Most of the customer service commitments entered into prior to our privatization were transferred to us pursuant to novation agreements. Certain of these agreements contain provisions, including provisions for lifeline connectivity obligation (“LCO”) protection, which constrain our ability to price services in some circumstances. Our LCO contracts require us to provide customers with the right to renew their service commitments covered by LCO contracts at prices no higher than the prices charged for those services on the privatization date. Under some circumstances, we may also be required by an LCO contract to reduce the price for a service commitment covered by the contract. LCO protection may continue until July 18, 2013. As of September 30, 2012, we had approximately $71.8 million of backlog covered by LCO contracts and to date we have not been required to reduce prices for our LCO-protected service commitments. There can be no assurance that we will not be required to reduce prices in the future under our LCO commitments.

(c)	Loss Contingency

Our indirect parent, Intelsat Global Holdings, entered into an agreement pursuant to which an independent third party made an investment commitment to us. This commitment was subject to certain terms and conditions and had a fixed duration. We previously loaned $10.0 million to Intelsat Global Holdings in connection with a fee paid to the third party under this agreement. The commitment expired on October 1, 2012 and the investment was not consummated. We recorded a $20.0 million pretax charge plus associated costs and expenses of $1.0 million in the third quarter of 2012 within other income (expense), net in the accompanying consolidated statement of operations. The charge consisted of the $10.0 million previously loaned to Intelsat Global Holdings, an additional $10.0 million that was loaned to Intelsat Global Holdings in the third quarter of 2012 and paid to the third party upon expiration of the commitment, and $1.0 million for related costs and expenses, the amount of which was loaned to Intelsat Global Holdings and paid to the third party in October 2012.

Note 14	Contingencies

(a) Insurance

As of December 31, 2011, the majority of our in-orbit satellites were uninsured. Of the insured satellites, one was covered by an insurance policy with substantial exclusions or exceptions to coverage for failures of specific components identified by the underwriters as at risk for possible failure (“Significant Exclusion Policies”). The Significant Exclusion Policies reduce the probability of an insurance recovery in the event of a loss on this satellite. Galaxy 13/Horizons-1, which was placed in service in January 2004 and is insured by a policy with an exclusion for XIPS related anomalies, continues to have XIPS available as its primary propulsion system. It also has a bi-propellant fuel system currently in use, with sufficient bi-propellant fuel to maintain station-kept orbit until approximately July 2020.

An uninsured failure of one or more satellites could have a material adverse effect on our financial condition and results of operations. In addition, higher premiums on insurance policies would increase our costs, thereby reducing income from operations by the amount of such increased premiums.

(b) Litigation and Claims

We are subject to litigation in the ordinary course of business. Management does not believe that the resolution of any pending proceedings would have a material adverse effect on our financial position or results of operations.

(c) LCO Protection

Most of the customer service commitments entered into prior to our privatization were transferred to us pursuant to novation agreements. Certain of these agreements contain provisions, including provisions for lifeline connectivity obligation (“LCO”) protection, which constrain our ability to price services in some circumstances. Our LCO contracts require us to provide customers with the right to renew their service commitments covered by LCO contracts at prices no higher than the prices charged for those services on the privatization date. Under some circumstances, we may also be required by an LCO contract to reduce the price for a service commitment covered by the contract. LCO protection may continue until July 18, 2013. As of December 31, 2011, we had approximately $95.9 million of backlog covered by LCO contracts and to date we have not been required to reduce prices for our LCO-protected service commitments. There can be no assurance that we will not be required to reduce prices in the future under our LCO commitments.

(d) WildBlue Litigation

In late 2010, Intelsat USA Sales Corp. (“USA Sales”), our wholly-owned indirect subsidiary, and certain of our directors and officers, were named as defendants in an amendment to a lawsuit filed against WildBlue in Delaware. The lawsuit alleged, among other things, that various former directors of WildBlue, including certain of our directors and officers, breached their fiduciary duty in connection with their approval of a recapitalization of WildBlue in July 2008. WildBlue was a U.S. satellite broadband internet service provider, and USA Sales owned approximately 28% of WildBlue before selling its interest to Viasat in a non-cash transaction in December 2009. On November 30, 2011, the parties reached a settlement, pursuant to which we agreed to pay $6.1 million, representing our share of the settlement payment, in exchange for a release of all claims made by the plaintiffs. The court approved the settlement in January 2012. We accrued the $6.1 million in the fourth quarter of 2011 and it is included in other income, net in the accompanying consolidated statement of operations for the year ended December 31, 2011. We incurred approximately $2.2 million of legal fees in connection with the case, which have been reflected in selling, general and administrative expenses in the accompanying consolidated statement of operations.

Business and Geographic Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business and Geographic Segment Information
Note 12	Business and Geographic Segment Information

We operate in a single industry segment in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

We earn revenue primarily by providing services over satellite transponder capacity to our customers. Our customers generally obtain satellite capacity from us by placing an order pursuant to one of several master customer service agreements. Our customer agreements also cover services that we procure from third parties and resell, which we refer to as off-network services. These services can include transponder services and other satellite-based transmission services in frequencies not available on our network. Under the category off-network and other revenues, we also include revenues from consulting and other services.

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
North America	47%	47%
Europe	16%	16%
Africa and Middle East	17%	16%
Latin America and Caribbean	14%	15%
Asia Pacific	6%	6%

Approximately 4% of our revenue was derived from our largest customer during each of the nine months ended September 30, 2011 and 2012. Our ten largest customers accounted for approximately 27% and 26% of our revenue for the nine months ended September 30, 2011 and 2012, respectively.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Nine Months Ended September 30, 2011		Nine Months Ended September 30, 2012
On-Network Revenues
Transponder services	$1,422,163	74%	$1,447,797	75%
Managed services	212,432	11%	202,928	11%
Channel	80,377	4%	70,025	4%

Total on-network revenues	1,714,972	89%	1,720,750	89%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	178,942	9%	180,665	9%
Satellite-related services	41,601	2%	36,368	2%

Total off-network and other revenues	220,543	11%	217,033	11%

Total	$1,935,515	100%	$1,937,783	100%

Note 15	Business and Geographic Segment Information

We operate in a single industry segment, in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

The geographic distribution of our revenue was as follows:

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
North America	46%	46%	47%
Europe	17%	16%	16%
Africa and Middle East	17%	18%	17%
Latin America and Caribbean	12%	13%	14%
Asia Pacific	8%	7%	6%

Approximately 4% of our revenue was derived from our largest customer during each of the years ended December 31, 2009, 2010 and 2011. The ten largest customers accounted for approximately 24%, 27% and 27% of our revenue for the years ended December 31, 2009, 2010 and 2011, respectively.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2009		Year Ended December 31, 2010		Year Ended December 31, 2011
On-Network Revenues
Transponder services	$1,795,477	71%	$1,839,047	72%	$1,907,768	74%
Managed services	338,607	14%	321,863	13%	294,078	11%
Channel	133,660	5%	119,924	5%	104,981	4%

Total on-network revenues	2,267,744	90%	2,280,834	90%	2,306,827	89%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	160,660	6%	221,663	9%	225,328	9%
Satelitte-related services	84,635	4%	42,155	1%	56,271	2%

Total off-network and other revenues	245,295	10%	263,818	10%	281,599	11%

Total	$2,513,039	100%	$2,544,652	100%	$2,588,426	100%

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions
Note 13	Related Party Transactions

(a)	Shareholders’ Agreement

The shareholders of Intelsat Global entered into shareholders agreements on February 4, 2008. The shareholders agreements were assigned to Intelsat Global Holdings by amendments effective as of March 30, 2012. The shareholders agreements and the articles of incorporation of Intelsat Global Holdings provide, among other things, for the governance of Intelsat Global Holdings and its subsidiaries and provide specific rights to and limitations upon the holders of Intelsat Global Holdings’ share capital with respect to shares held by such holders.

(b)	Monitoring Fee Agreement

Intelsat Luxembourg, our direct wholly-owned subsidiary, has a monitoring fee agreement dated February 4, 2008 (the “2008 MFA”) with BC Partners Limited and Silver Lake Management Company III, L.L.C. (together, the “2008 MFA Parties”), pursuant to which the 2008 MFA Parties provide certain monitoring, advisory and consulting services to Intelsat Luxembourg. We recorded expense for services associated with the 2008 MFA of $18.7 million and $18.8 million during the nine months ended September 30, 2011 and 2012, respectively.

(c)	Ownership by Management

Certain directors, officers and key employees of Intelsat Global Holdings and its subsidiaries hold restricted shares, options and SCAs of Intelsat Global Holdings (see Note 3—Share-Based and Other Compensation Plans). In the aggregate, these shares and arrangements outstanding as of September 30, 2012 provided for the issuance of approximately 12.3% of the voting equity of Intelsat Global Holdings on a fully diluted basis.

(d)	Horizons Holdings

We have a 50% ownership interest in Horizons Holdings as a result of a joint venture with JSAT (see Note 6(a)—Investments—Horizons Holdings).

(e)	New Dawn

As of September 30, 2012, we had a 74.9% ownership interest in New Dawn as a result of the New Dawn Project Agreement with Convergence Partners. On October 5, 2012, we purchased the remaining ownership interest from Convergence Partners (see Note 6(b)—Investments—New Dawn).

(f)	WP Com

We have a 49% ownership interest in WP Com as a result of a joint venture with Corporativo (see Note 6(c)—Investments—WP Com).

(g)	Receivable from Parent

We had receivables from our indirect parent entities as of December 31, 2011 and September 30, 2012 of $16.8 million and $33.9 million, respectively.

Note 16	Related Party Transactions

(a) Shareholders’ Agreement

The shareholders of Intelsat Global entered into shareholders’ agreements on February 4, 2008. The shareholders’ agreements and the articles of incorporation of Intelsat Global provide, among other things, for the governance of Intelsat Global and its subsidiaries and provide specific rights to and limitations upon the holders of Intelsat Global’s share capital with respect to shares held by such holders.

(b) Monitoring Fee Agreements and Transaction Fees

Intelsat Luxembourg, our direct wholly-owned subsidiary, has a monitoring fee agreement dated February 4, 2008 (the “2008 MFA”) with BC Partners Limited and Silver Lake Management Company III, LLC, entities associated with the New Sponsors (together, the “2008 MFA Parties”), pursuant to which the 2008 MFA Parties provide certain monitoring, advisory and consulting services to Intelsat Luxembourg. We recorded expense for services associated with the 2008 MFA of $23.2 million, $24.7 million and $24.9 million for the years ended December 31, 2009, 2010 and 2011, respectively.

(c) Ownership by Management

Certain directors, officers and key employees of Intelsat Global and its subsidiaries hold restricted shares, options and SCAs of Intelsat Global (see Note 4—Share-based and Other Compensation). In the aggregate, these shares and arrangements outstanding as of December 31, 2011 provided for the issuance of approximately 12.6% of the voting equity of Intelsat Global on a fully diluted basis.

(d) Resale of Intelsat Luxembourg Notes

In April 2011, entities associated with funds and investment vehicles advised or controlled by Silver Lake Partners, one of our principal shareholders, sold all of the $190.9 million aggregate principal amount of the 2017 Senior Notes and $854 million aggregate principal amount of the 2017 PIK Notes that they had purchased in 2008.

(e) Horizons Holdings

We have a 50% ownership interest in Horizons Holdings as a result of a joint venture with JSAT (see Note 8—Investments).

(f) New Dawn

We have a 74.9% ownership interest in New Dawn as a result of the New Dawn Project Agreement with Convergence Partners (see Note 8—Investments).

(g) WP Com

We have a 49% ownership interest in WP Com as a result of a joint venture with Corporativo (see Note 8—Investments).

(h) Receivable from Related Party

We had a receivable from Intelsat Global as of December 31, 2010 and 2011 of $5.0 million and $16.8 million, respectively (see Note 6—Receivables).

Quarterly Results of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations
Note 17	Quarterly Results of Operations (unaudited)

	Quarter Ended
2010	March 31	June 30	September 30	December 31
Revenue	$621,140	$635,286	$644,256	$643,970
Income from operations	245,452	135,242	274,572	256,827
Net loss	(103,428)	(181,912)	(107,353)	(115,077)
Net loss attributable to Intelsat S.A.	(102,618)	(180,646)	(106,400)	(115,789)

	Quarter Ended
2011	March 31	June 30	September 30	December 31
Revenue	$640,188	$642,446	$652,881	$652,911
Income from operations	290,278	271,364	292,249	315,092
Net loss	(215,758)	(214,482)	(2,109)	(1,645)
Net loss attributable to Intelsat S.A.	(215,598)	(213,368)	(442)	(3,480)

Our quarterly revenue and operating income are generally not impacted by seasonality since customer contracts for satellite utilization are generally long-term. The quarter ended March 31, 2010 includes a $6.5 million non-cash impairment charge to write off the remaining carrying value of our IS-4 satellite which experienced an anomaly of its backup satellite control processor. The quarter ended June 30, 2010 includes a $104.1 million non-cash impairment charge related to the write down of our Galaxy 15 satellite to its estimated fair value following an anomaly. The quarter ended September 30, 2010 includes a $75.8 million loss on early extinguishment of debt recognized in connection with the repurchase by Intelsat Corp of its outstanding 2014 Corp Notes and its 2028 Corp Notes.

The quarter ended March 30, 2011 included a $168.2 million loss on early extinguishment of debt recognized in connection with the repayment of debt in the 2011 Secured Loan Refinancing and the 2011 Notes Redemptions. The quarter ended June 30, 2011 included a $158.0 million loss on early extinguishment of debt related to the repayment of debt in connection with the 2011 Intelsat Jackson Notes Offering, and the subsequent tender offers and additional redemptions. The quarter ended September 30, 2011 included a $20.2 million loss from previously unconsolidated affiliates for a charge as a result of the remeasurement of our investment in Horizons Holdings to fair value upon the consolidation of the joint venture on September 30, 2011 (see Note 8(b)—Investments—Horizons Holdings). In addition, we recorded a $7.4 million income tax benefit in the quarter ended September 30, 2011, related to this charge.

Supplemental Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Supplemental Consolidating Financial Information
Note 14	Supplemental Consolidating Financial Information

On February 4, 2008, Intelsat Jackson issued approximately $1.3 billion of the 2016 Jackson 11 1/4% Notes. The 2016 Jackson 11 1/4% Notes are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A. and Intelsat Luxembourg. The 2016 Jackson 11 1/4% Notes are not guaranteed by any of Intelsat Jackson’s direct or indirect subsidiaries.

In addition, on June 27, 2008, Intelsat Luxembourg issued approximately $2.8 billion of 11 1/4% Senior Notes due 2017 and approximately $2.3 billion of 11 1/2% / 12  1/2% Senior PIK Election Notes due 2017, which are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A.

Separate financial statements of Intelsat S.A., Intelsat Luxembourg and Intelsat Jackson are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson’s subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts; and

•	elimination of equity in earnings (losses) of subsidiaries.

Other comprehensive income for the nine months ended September 30, 2011 and 2012 was $2.9 million and $3.1 million, respectively. Other comprehensive income is fully attributable to the subsidiaries of Intelsat Jackson.

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$32	$92	$100,776	$130,346	$—	$231,246
Receivables, net of allowance	23	4	371	325,771	—	326,169
Deferred income taxes	—	—	—	25,925	—	25,925
Prepaid expenses and other current assets	804	6,266	153	46,635	(132)	53,726
Intercompany receivables	—	6,853	—	2,666,389	(2,673,242)	—

Total current assets	859	13,215	101,300	3,195,066	(2,673,374)	637,066
Satellites and other property and equipment, net	—	—	—	6,403,078	—	6,403,078
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	674,032	—	674,032
Investment in affiliates	(407,360)	4,921,442	17,563,967	1,010	(22,078,049)	1,010
Other assets	8,767	88,389	100,216	212,064	—	409,436

Total assets	$(397,734)	$5,023,046	$17,765,483	$19,724,177	$(24,751,423)	$17,363,549

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,524	$—	$612	$146,156	$(132)	$149,160
Accrued interest payable	9,575	77,102	248,080	2,073	—	336,830
Current portion of long-term debt	—	—	182,500	27,216	—	209,716
Deferred satellite performance incentives	—	—	—	19,772	—	19,772
Other current liabilities	—	—	12,727	145,820	—	158,547
Intercompany payables	487,679	—	2,185,563	—	(2,673,242)	—

Total current liabilities	499,778	77,102	2,629,482	341,037	(2,673,374)	874,025
Long-term debt, net of current portion	321,293	5,307,986	10,142,343	104,198	—	15,875,820
Deferred satellite performance incentives, net of current portion	—	—	—	157,992	—	157,992
Deferred revenue, net of current portion	—	—	—	807,164	—	807,164
Deferred income taxes	—	—	—	274,374	—	274,374
Accrued retirement benefits	—	—	—	284,450	—	284,450
Other long-term liabilities	—	43,809	72,216	183,760	—	299,785
Noncontrolling interest	—	—	—	8,744	—	8,744
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	8,773,388	(13,764,897)	5,000
Other shareholder’s equity (deficit)	(1,223,805)	(1,074,887)	598,969	8,789,070	(8,313,152)	(1,223,805)

Total liabilities and shareholder’s equity (deficit)	$(397,734)	$5,023,046	$17,765,483	$19,724,177	$(24,751,423)	$17,363,549

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$2,269	$291,012	$0	$294,700
Restricted cash	0	0	0	94,131	0	94,131
Receivables, net of allowance	41	0	0	331,330	0	331,371
Deferred income taxes	0	0	0	26,058	0	26,058
Prepaid expenses and other current assets	551	16	37	42,330	0	42,934
Intercompany receivables	0	6,249	0	897,410	(903,659)	0

Total current assets	1,103	7,173	2,306	1,682,271	(903,659)	789,194
Satellites and other property and equipment, net	0	0	0	6,142,731	0	6,142,731
Goodwill	0	0	0	6,780,827	0	6,780,827
Non-amortizable intangible assets	0	0	0	2,458,100	0	2,458,100
Amortizable intangible assets, net	0	0	0	742,868	0	742,868
Investment in affiliates	(303,483)	5,177,192	15,832,505	1,010	(20,706,214)	1,010
Other assets	5,356	99,680	95,708	246,280	(348)	446,676

Total assets	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$450	$195,252	$0	$198,176
Accrued interest payable	3,831	227,953	125,714	1,838	0	359,336
Current portion of long-term debt	0	0	32,500	132,318	0	164,818
Deferred satellite performance incentives	0	0	0	17,715	0	17,715
Other current liabilities	0	0	3,195	137,874	0	141,069
Intercompany payables	487,031	0	416,628	0	(903,659)	0

Total current liabilities	493,346	227,943	578,487	484,997	(903,659)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	133,645	0	15,837,512
Deferred satellite performance incentives, net of current portion	0	0	0	113,974	0	113,974
Deferred revenue, net of current portion	0	0	0	724,413	0	724,413
Deferred income taxes	0	0	0	265,181	0	265,181
Accrued retirement benefits	0	0	0	305,902	0	305,902
Other long-term liabilities	0	49,673	81,038	192,372	(348)	322,735
Noncontrolling interest	0	0	0	3,024	0	3,024
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	9,576,008	(14,567,517)	5,000
Other shareholder’s equity (deficit)	(1,097,449)	(970,593)	854,719	6,254,571	(6,138,697)	(1,097,449)

Total liabilities and shareholder’s equity (deficit)	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$20,528	$1,937,789	$(20,534)	$1,937,783

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	—	327,751	(20,527)	307,224
Selling, general and administrative	2,902	18,992	1,105	128,308	(7)	151,300
Depreciation and amortization	—	—	17,104	550,368	—	567,472
Losses on derivative financial instruments	—	—	36,053	1,598	—	37,651

Total operating expenses	2,902	18,992	54,262	1,008,025	(20,534)	1,063,647

Income (loss) from operations	(2,902)	(18,992)	(33,734)	929,764	—	874,136
Interest (income) expense, net	47,156	457,983	610,347	(165,413)	—	950,073
Loss on early extinguishment of debt	—	—	(43,385)	(3,104)	—	(46,489)
Subsidiary income (loss)	(71,870)	412,763	1,100,236	—	(1,441,129)	—
Other income (expense), net	(13)	(1)	(7)	39	(21,000)	(20,982)

Income (loss) before income taxes	(121,941)	(64,213)	412,763	1,092,112	(1,462,129)	(143,408)
Benefit from income taxes	—	—	—	(1,110)	—	(1,110)

Net income (loss)	(121,941)	(64,213)	412,763	1,093,222	(1,462,129)	(142,298)
Net income attributable to noncontrolling interest	—	—	—	(643)	—	(643)

Net income (loss) attributable to Intelsat S.A.	$(121,941)	$(64,213)	$412,763	$1,092,579	$(1,462,129)	$(142,941)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$0	$0	$0	$1,935,515	$0	$1,935,515

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	0	0	0	316,749	0	316,749
Selling, general and administrative	3,982	19,049	820	133,665	0	157,516
Depreciation and amortization	0	0	0	583,196	0	583,196
Losses on derivative financial instruments	0	0	23,716	447	0	24,163

Total operating expenses	3,982	19,049	24,536	1,034,057	0	1,081,624

Income (loss) from operations	(3,982)	(19,049)	(24,536)	901,458	0	853,891
Interest expense, net	58,011	460,023	442,774	31,276	0	992,084
Loss on early extinguishment of debt	(78,960)	0	(28,963)	(218,260)	0	(326,183)
Subsidiary income (loss)	(288,455)	197,706	693,978	0	(603,229)	0
Loss from previously unconsolidated affiliates	0	0	0	(24,658)	0	(24,658)
Other income (expense), net	0	(1)	1	7,753	0	7,753

Income (loss) before income taxes	(429,408)	(281,367)	197,706	635,017	(603,229)	(481,281)
Benefit from income taxes	0	0	0	(48,931)	0	(48,931)

Net income (loss)	(429,408)	(281,367)	197,706	683,948	(603,229)	(432,350)
Net loss attributable to noncontrolling interest	0	0	0	2,942	0	2,942

Net income (loss) attributable to Intelsat S.A.	$(429,408)	$(281,367)	$197,706	$686,890	$(603,229)	$(429,408)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(15,767)	$(626,643)	$184,445	$1,017,528	$—	$559,563

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(715,101)	—	(715,101)
Disbursements for intercompany loans	—	—	—	(145,286)	145,286	—
Loan to affiliated party	—	—	—	(10,000)	—	(10,000)
Investment in subsidiaries	(4,889)	—	(42,491)	—	47,380	—
Dividend from affiliates	18,390	644,218	316,500	—	(979,108)	—

Net cash provided by (used in) investing activities	13,501	644,218	274,009	(870,387)	(786,442)	(725,101)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(1,461,288)	(27,725)	—	(1,489,013)
Proceeds from issuance of long-term debt	—	—	1,661,000	—	—	1,661,000
Proceeds from intercompany borrowing	1,800	—	143,486	—	(145,286)	—
Debt issuance costs	—	—	(19,444)	—	—	(19,444)
Payment of premium on early retirement of debt	—	—	(39,477)	—	—	(39,477)
Principal payments on deferred satellite performance incentives	—	—	—	(11,666)	—	(11,666)
Capital contribution from parent	—	—	—	47,380	(47,380)	—
Dividends to shareholders	—	(18,390)	(644,218)	(316,500)	979,108	—
Capital contribution from noncontrolling interest	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	(6,782)	—	(6,782)

Net cash provided by (used in) financing activities	1,800	(18,390)	(359,941)	(303,084)	786,442	106,827

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(6)	(4,723)	—	(4,743)

Net change in cash and cash equivalents	(479)	(816)	98,507	(160,666)	—	(63,454)
Cash and cash equivalents, beginning of period	511	908	2,269	291,012	—	294,700

Cash and cash equivalents, end of period	$32	$92	$100,776	$130,346	$—	$231,246

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(33,898)	$(557,342)	$(56,163)	$1,320,623	$0	$673,220

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	0	0	0	(615,113)	0	(615,113)
Disbursements for intercompany loans	0	0	(113,206)	(21,841)	135,047	0
Capital contributions to previously unconsolidated affiliates	0	0	0	(12,209)	0	(12,209)
Investment in subsidiaries	(3,100)	0	(5,027,932)	0	5,031,032	0
Dividend from affiliates	559,801	1,108,034	781,374	0	(2,449,209)	0
Other investing activities	0	0	0	6,710	0	6,710

Net cash provided by (used in) investing activities	556,701	1,108,034	(4,359,764)	(642,453)	2,716,870	(620,612)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	0	(547,755)	(5,289,423)	0	(6,323,019)
Proceeds from issuance of long-term debt	0	0	6,083,750	35,675	0	6,119,425
Proceeds from intercompany borrowing	0	0	21,841	113,206	(135,047)	0
Debt issuance costs	0	0	(69,339)	0	0	(69,339)
Payment of premium on early retirement of debt	(36,770)	0	(26,114)	(108,163)	0	(171,047)
Principal payments on deferred satellite performance incentives	0	0	0	(10,776)	0	(10,776)
Capital contribution from parent	0	0	0	5,031,032	(5,031,032)	0
Dividends to shareholders	0	(559,801)	(1,108,034)	(781,374)	2,449,209	0
Noncontrolling interest in New Dawn	0	0	0	1,734	0	1,734

Net cash provided by (used in) financing activities	(522,611)	(559,801)	4,354,349	(1,008,089)	(2,716,870)	(453,022)

Effect of exchange rate changes on cash and cash equivalents	0	0	0	2,905	0	2,905

Net change in cash and cash equivalents	192	(9,109)	(61,578)	(327,014)	0	(397,509)
Cash and cash equivalents, beginning of period	7,315	10,017	126,605	548,993	0	692,930

Cash and cash equivalents, end of period	$7,507	$908	$65,027	$221,979	$0	$295,421

(Certain totals may not add due to the effects of rounding)

On April 5, 2011 Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes, consisting of $1.5 billion aggregate principal amount of the 7  1/4% 2019 Jackson Notes and $1.15 billion aggregate principal amount of the 2021 Jackson Notes. The 7  1/4% 2019 Jackson Notes and the 2021 Jackson Notes are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A., Intelsat Luxembourg and certain wholly-owned subsidiaries of Intelsat Jackson (the “Subsidiary Guarantors”).

Separate financial statements of Intelsat S.A., Intelsat Luxembourg, Intelsat Jackson and the Subsidiary Guarantors are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson’s subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts; and

•	elimination of equity in earnings (losses) of subsidiaries.

Other comprehensive income for the nine months ended September 30, 2011 and 2012 was $2.9 million and $3.1 million, respectively. Other comprehensive income is fully attributable to the Subsidiary Guarantors, which are consolidated within Intelsat Jackson as well.

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$32	$92	$175,412	$74,635	$55,710	$(74,635)	$231,246
Receivables, net of allowance	23	4	229,450	229,079	96,692	(229,079)	326,169
Deferred income taxes	—	—	23,829	23,829	2,096	(23,829)	25,925
Prepaid expenses and other current assets	804	6,266	29,828	29,675	17,175	(30,022)	53,726
Intercompany receivables	—	6,853	514,235	2,699,798	—	(3,220,886)	—

Total current assets	859	13,215	972,754	3,057,016	171,673	(3,578,451)	637,066
Satellites and other property and equipment, net	—	—	6,152,026	6,152,026	267,584	(6,168,558)	6,403,078
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	674,032	674,032	—	(674,032)	674,032
Investment in affiliates	(407,188)	4,921,614	213,159	213,159	10	(4,939,744)	1,010
Other assets	8,767	88,389	282,649	182,432	23,404	(176,205)	409,436

Total assets	$(397,562)	$5,023,218	$17,533,547	$19,517,592	$462,671	$(24,775,917)	$17,363,549

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,524	$—	$118,587	$117,976	$28,396	$(118,323)	$149,160
Accrued interest payable	9,575	77,102	249,874	1,794	279	(1,794)	336,830
Current portion of long-term debt	—	—	182,500	—	27,216	—	209,716
Deferred satellite performance incentives	—	—	18,542	18,542	1,230	(18,542)	19,772
Other current liabilities	—	—	149,338	136,609	10,542	(137,942)	158,547
Intercompany payables	487,679	—	—	—	33,409	(521,088)	—

Total current liabilities	499,778	77,102	718,841	274,921	101,072	(797,689)	874,025
Long-term debt, net of current portion	321,293	5,307,986	10,142,343	—	104,198	—	15,875,820
Deferred satellite performance incentives, net of current portion	—	—	155,752	155,752	2,240	(155,752)	157,992
Deferred revenue, net of current portion	—	—	814,162	814,162	7,999	(829,159)	807,164
Deferred income taxes	—	—	251,962	251,962	16,215	(245,765)	274,374
Accrued retirement benefits	—	—	284,450	284,450	—	(284,450)	284,450
Other long-term liabilities	—	43,809	244,423	172,207	11,553	(172,207)	299,785
Noncontrolling interest	—	—	—	—	8,744	—	8,744
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	8,773,388	24	(13,764,966)	5,000
Other shareholder’s equity (deficit)	(1,223,633)	(1,074,715)	599,096	8,790,750	210,626	(8,525,929)	(1,223,805)

Total liabilities and shareholder’s equity (deficit)	$(397,562)	$5,023,218	$17,533,547	$19,517,592	$462,671	$(24,775,917)	$17,363,549

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700
Restricted cash	0	0	0	0	94,131	0	94,131
Receivables, net of allowance	41	0	217,082	217,082	114,248	(217,082)	331,371
Deferred income taxes	0	0	23,944	23,944	2,114	(23,944)	26,058
Prepaid expenses and other current assets	551	16	27,985	27,949	15,216	(28,783)	42,934
Intercompany receivables	0	6,249	523,329	939,957	0	(1,469,535)	0

Total current assets	1,103	7,173	1,032,515	1,446,838	278,815	(1,977,250)	789,194
Satellites and other property and equipment, net	0	0	5,869,027	5,869,027	291,182	(5,886,505)	6,142,731
Goodwill	0	0	6,780,827	6,780,827	0	(6,780,827)	6,780,827
Non-amortizable intangible assets	0	0	2,458,100	2,458,100	0	(2,458,100)	2,458,100
Amortizable intangible assets, net	0	0	742,868	742,868	0	(742,868)	742,868
Investment in affiliates	(303,383)	5,177,292	218,048	218,048	10	(5,309,005)	1,010
Other assets	5,356	99,680	293,032	197,322	42,728	(191,442)	446,676

Total assets	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$168,577	$168,126	$27,960	$(168,961)	$198,176
Accrued interest payable	3,831	227,953	126,646	932	906	(932)	359,336
Current portion of long-term debt	0	0	32,500	0	132,318	0	164,818
Deferred satellite performance incentives	0	0	16,339	16,339	1,376	(16,339)	17,715
Other current liabilities	0	0	121,327	118,131	21,074	(119,463)	141,069
Intercompany payables	487,031	0	0	0	42,547	(529,578)	0

Total current liabilities	493,346	227,943	465,389	303,528	226,181	(835,273)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	0	133,645	0	15,837,512
Deferred satellite performance incentives, net of current portion	0	0	110,982	110,982	2,992	(110,982)	113,974
Deferred revenue, net of current portion	0	0	731,560	731,560	8,850	(747,557)	724,413
Deferred income taxes	0	0	244,216	244,216	14,785	(238,036)	265,181
Accrued retirement benefits	0	0	305,902	305,902	0	(305,902)	305,902
Other long-term liabilities	0	49,673	265,274	184,237	8,136	(184,585)	322,735
Noncontrolling interest	0	0	0	0	3,024	0	3,024
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	9,576,008	24	(14,567,586)	5,000
Other shareholder’s equity (deficit)	(1,097,349)	(970,493)	854,774	6,256,597	215,098	(6,356,076)	(1,097,449)

Total liabilities and shareholder’s equity (deficit)	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$1,718,186	$1,718,190	$543,803	$(2,042,396)	$1,937,783

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	194,870	215,397	436,559	(539,602)	307,224
Selling, general and administrative	2,902	18,992	93,022	91,921	36,384	(91,921)	151,300
Depreciation and amortization	—	—	538,371	521,267	30,046	(522,212)	567,472
Losses on derivative financial instruments	—	—	36,053	—	1,598	—	37,651

Total operating expenses	2,902	18,992	862,316	828,585	504,587	(1,153,735)	1,063,647

Income (loss) from operations	(2,902)	(18,992)	855,870	889,605	39,216	(888,661)	874,136
Interest (income) expense, net	47,156	457,983	434,154	(176,193)	10,780	176,193	950,073
Loss on early extinguishment of debt	—	—	(43,385)	—	(3,104)	—	(46,489)
Subsidiary income (loss)	(71,798)	412,835	24,538	24,538	—	(390,113)	—
Other income (expense), net	(13)	(1)	5,328	5,334	(4,296)	(27,334)	(20,982)

Income (loss) before income taxes	(121,869)	(64,141)	408,197	1,095,670	21,036	(1,482,301)	(143,408)
Provision for (benefit from) income taxes	—	—	(4,638)	(4,638)	3,512	4,654	(1,110)

Net income (loss)	(121,869)	(64,141)	412,835	1,100,308	17,524	(1,486,955)	(142,298)
Net income attributable to noncontrolling interest	—	—	—	—	(643)	—	(643)

Net income (loss) attributable to Intelsat, S.A.	$(121,869)	$(64,141)	$412,835	$1,100,308	$16,881	$(1,486,955)	$(142,941)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$0	$0	$1,714,752	$1,714,752	$508,811	$(2,002,800)	$1,935,515

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	0	0	191,443	191,443	413,354	(479,491)	316,749
Selling, general and administrative	3,982	19,049	100,456	99,637	34,029	(99,637)	157,516
Depreciation and amortization	0	0	558,503	558,503	25,008	(558,818)	583,196
(Gains) losses on derivative financial instruments	0	0	19,255	(4,461)	4,908	4,461	24,163

Total operating expenses	3,982	19,049	869,657	845,122	477,299	(1,133,485)	1,081,624

Income (loss) from operations	(3,982)	(19,049)	845,095	869,630	31,512	(869,315)	853,891
Interest expense, net	58,011	460,023	467,479	24,705	6,571	(24,705)	992,084
Loss on early extinguishment of debt	(78,960)	0	(247,223)	(218,261)	0	218,261	(326,183)
Subsidiary income (loss)	(288,325)	197,836	37,595	37,595	0	15,299	0
Loss from previously unconsolidated affiliates	0	0	(24,658)	(24,658)	0	24,658	(24,658)
Other income (expense), net	0	(1)	2,336	2,336	5,863	(2,781)	7,753

Income (loss) before income taxes	(429,278)	(281,237)	145,666	641,937	30,804	(589,173)	(481,281)
Provision for (benefit from) income taxes	0	0	(52,170)	(52,170)	3,239	52,170	(48,931)

Net income (loss)	(429,278)	(281,237)	197,836	694,107	27,565	(641,343)	(432,350)
Net loss attributable to noncontrolling interest	0	0	0	0	2,942	0	2,942

Net income (loss) attributable to Intelsat S.A.	$(429,278)	$(281,237)	$197,836	$694,107	$30,507	$(641,343)	$(429,408)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(15,767)	$(626,643)	$1,135,227	$846,682	$66,746	$(846,682)	$559,563

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(708,494)	(708,494)	(6,607)	708,494	(715,101)
Repayment from (disbursements for) intercompany loans	—	—	15,562	(23,771)	—	8,209	—
Loan to affiliated party			(10,000)	(10,000)		10,000	(10,000)
Investment in subsidiaries	(4,889)	—	261	261	—	4,367	—
Dividend from affiliates	18,390	644,218	17,307	17,307	—	(697,222)	—
Other investing activities	—	—	—	—	—	—	—

Net cash provided by (used in) investing activities	13,501	644,218	(685,364)	(724,697)	(6,607)	33,848	(725,101)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(1,461,288)	—	(27,725)	—	(1,489,013)
Proceeds from issuance of long-term debt	—	—	1,661,000	—	—	—	1,661,000
Proceeds from (repayment of) intercompany borrowing	1,800	—	—	—	(17,362)	15,562	—
Debt issuance costs	—	—	(19,444)	—	—	—	(19,444)
Payment of premium on early retirement of debt	—	—	(39,477)	—	—	—	(39,477)
Principal payments on deferred satellite performance incentives	—	—	(10,767)	(10,767)	(899)	10,767	(11,666)
Capital contribution from parent	—	—	—	42,437	4,628	(47,065)	—
Dividends to shareholders	—	(18,390)	(644,218)	(316,500)	(17,307)	996,415	—
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(6,782)	—	(6,782)

Net cash provided by (used in) financing activities	1,800	(18,390)	(514,194)	(284,830)	(53,238)	975,679	106,827

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(432)	(426)	(4,297)	426	(4,743)

Net change in cash and cash equivalents	(479)	(816)	(64,763)	(163,271)	2,604	163,271	(63,454)
Cash and cash equivalents, beginning of period	511	908	240,175	237,906	53,106	(237,906)	294,700

Cash and cash equivalents, end of period	$32	$92	$175,412	$74,635	$55,710	$(74,635)	$231,246

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(33,898)	$(557,342)	$1,260,055	$1,319,179	$6,782	$(1,321,556)	$673,220

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	0	0	(566,434)	(566,434)	(51,056)	568,811	(615,113)
Repayment from (disbursements for) intercompany loans	0	0	15,767	(7,554)	787	(9,000)	0
Capital contributions to previously unconsolidated affiliates	0	0	(12,209)	(12,209)	0	12,209	(12,209)
Investment in subsidiaries	(3,100)	0	(6,671)	(6,671)	0	16,442	0
Dividend from affiliates	559,801	1,108,034	17,267	17,267	0	(1,702,369)	0
Other investing activities	0	0	6,710	6,710	0	(6,710)	6,710

Net cash provided by (used in) investing activities	556,701	1,108,034	(545,570)	(568,891)	(50,269)	(1,120,617)	(620,612)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	0	(5,837,178)	(5,289,423)	0	5,289,423	(6,323,019)
Proceeds from issuance of long-term debt	0	0	6,083,750	0	35,675	0	6,119,425
Proceeds from (repayment of) intercompany borrowing	0	0	(787)	110,940	(15,767)	(94,386)	0
Debt issuance costs	0	0	(69,339)	0	0	0	(69,339)
Payment of premium on early retirement of debt	(36,770)	0	(134,277)	(108,163)	0	108,163	(171,047)
Principal payments on deferred satellite performance incentives	0	0	(10,361)	(10,361)	(415)	10,361	(10,776)
Capital contribution from parent	0	0	0	5,027,932	9,771	(5,037,703)	0
Dividends to shareholders	0	(559,801)	(1,108,034)	(781,374)	(17,267)	2,466,476	0
Noncontrolling interest in New Dawn	0	0	0	0	1,734	0	1,734

Net cash provided by (used in) financing activities	(522,611)	(559,801)	(1,076,226)	(1,050,449)	13,731	2,742,334	(453,022)

Effect of exchange rate changes on cash and cash equivalents	0	0	(951)	(953)	3,856	953	2,905

Net change in cash and cash equivalents	192	(9,109)	(362,692)	(301,114)	(25,900)	301,114	(397,509)
Cash and cash equivalents, beginning of period	7,315	10,017	595,472	468,867	80,126	(468,867)	692,930

Cash and cash equivalents, end of period	$7,507	$908	$232,780	$167,753	$54,226	$(167,753)	$295,421

(Certain totals may not add due to the effects of rounding)

Note 18	Supplemental Consolidating Financial Information

Intelsat Jackson is the issuer of approximately $1.0 billion of the 2016 Intelsat Jackson Notes. The 2016 Intelsat Jackson Notes are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A. and Intelsat Luxembourg. The 2016 Intelsat Jackson Notes are not guaranteed by any of Intelsat Jackson’s direct or indirect subsidiaries.

In addition, on June 27, 2008, Intelsat Luxembourg issued the 2017 Senior Notes and the 2017 PIK Notes, which are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A.

Separate financial statements of Intelsat S.A., Intelsat Luxembourg and Intelsat Jackson are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson’s subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts; and

•	elimination of equity in earnings (losses) of subsidiaries.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$2,269	$291,012	$—	$294,700
Restricted cash	—	—	—	94,131	—	94,131
Receivables, net of allowance	41	—	—	331,330	—	331,371
Deferred income taxes	—	—	—	26,058	—	26,058
Prepaid expenses and other current assets	551	16	37	42,330	—	42,934
Intercompany receivables	—	6,249	—	897,410	(903,659)	—

Total current assets	1,103	7,173	2,306	1,682,271	(903,659)	789,194

Satellites and other property and equipment, net	—	—	—	6,142,731	—	6,142,731
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	742,868	—	742,868
Investment in affiliates	(303,483)	5,177,192	15,832,505	1,010	(20,706,214)	1,010
Other assets	5,356	99,680	95,708	246,280	(348)	446,676

Total assets	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$450	$195,252	$—	$198,176
Accrued interest payable	3,831	227,953	125,714	1,838	—	359,336
Current portion of long-term debt	—	—	32,500	132,318	—	164,818
Deferred satellite performance incentives	—	—	—	17,715	—	17,715
Other current liabilities	—	—	3,195	137,874	—	141,069
Intercompany payables	487,031	—	416,628	—	(903,659)	—

Total current liabilities	493,346	227,943	578,487	484,997	(903,659)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	133,645	—	15,837,512
Deferred satellite performance incentives, net of current portion	—	—	—	113,974	—	113,974
Deferred revenue, net of current portion	—	—	—	724,413	—	724,413
Deferred income taxes	—	—	—	265,181	—	265,181
Accrued retirement benefits	—	—	—	305,902	—	305,902
Other long-term liabilities	—	49,673	81,038	192,372	(348)	322,735

Noncontrolling interest	—	—	—	3,024	—	3,024

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	9,576,008	(14,567,517)	5,000
Other shareholder’s equity (deficit)	(1,097,449)	(970,593)	854,719	6,254,571	(6,138,697)	(1,097,449)

Total liabilities and shareholder’s equity	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$126,605	$548,993	$—	$692,930
Receivables, net of allowance	4,962	—	25	245,364	—	250,351
Deferred income taxes	—	—	—	24,090	—	24,090
Prepaid expenses and other current assets	608	16	9	31,184	—	31,817
Intercompany receivables	—	—	—	660,379	(660,379)	—

Total current assets	12,885	10,033	126,639	1,510,010	(660,379)	999,188

Satellites and other property and equipment, net	—	—	—	5,997,283	—	5,997,283
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	848,318	—	848,318
Investment in affiliates	498,926	5,896,195	10,588,831	81,764	(16,983,952)	81,764
Other assets	11,616	113,290	41,845	260,136	—	426,887

Total assets	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$2,111	$175,641	$—	$178,543
Accrued interest payable	11,651	229,242	43,025	119,528	—	403,446
Current portion of long-term debt	—	—	—	94,723	—	94,723
Deferred satellite performance incentives	—	—	—	16,693	—	16,693
Other current liabilities	—	—	1,274	146,155	—	147,429
Intercompany payables	486,065	450	173,864	—	(660,379)	—

Total current liabilities	498,519	229,680	220,274	552,740	(660,379)	840,834

Long-term debt, net of current portion	721,947	5,232,138	4,596,936	5,270,881	—	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	—	132,884	—	132,884
Deferred revenue, net of current portion	—	—	—	407,103	—	407,103
Deferred income taxes	—	—	—	484,076	—	484,076
Accrued retirement benefits	—	—	—	257,455	—	257,455
Other long-term liabilities	—	56,872	43,910	225,749	—	326,531

Noncontrolling interest	—	—	—	18,621	—	18,621

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,037	4,959,000	3,602,044	(9,230,081)	5,000
Other shareholder’s equity (deficit)	(702,039)	(168,209)	937,195	6,984,885	(7,753,871)	(702,039)

Total liabilities and shareholder’s equity	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$5,221	$—	$—	$2,588,443	$(5,238)	$2,588,426

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	422,398	(5,219)	417,179
Selling, general and administrative	5,691	25,302	955	176,260	(19)	208,189
Depreciation and amortization	—	—	—	769,440	—	769,440
Losses on derivative financial instruments	—	—	24,265	370	—	24,635

Total operating expenses	5,691	25,302	25,220	1,368,468	(5,238)	1,419,443

Income (loss) from operations	(470)	(25,302)	(25,220)	1,219,975	—	1,168,983
Interest expense, net	72,915	612,560	593,975	30,034	—	1,309,484
Loss on early extinguishment of debt	(78,960)	—	(28,963)	(218,260)	—	(326,183)
Subsidiary income (loss)	(280,553)	369,951	1,018,107	—	(1,107,505)	—
Loss from previously unconsolidated affiliates	—	—	—	(24,658)	—	(24,658)
Other income (loss), net	10	(1)	2	1,944	—	1,955

Income (loss) before income taxes	(432,888)	(267,912)	369,951	948,967	(1,107,505)	(489,387)
Benefit from income taxes	—	—	—	(55,393)	—	(55,393)

Net income (loss)	(432,888)	(267,912)	369,951	1,004,360	(1,107,505)	(433,994)
Net loss attributable to noncontrolling interest	—	—	—	1,106	—	1,106

Net income (loss) attributable to Intelsat S.A.	$(432,888)	$(267,912)	$369,951	$1,005,466	$(1,107,505)	$(432,888)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$—	$—	$—	$2,544,652	$—	$2,544,652

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	413,400	—	413,400
Selling, general and administrative	4,054	25,204	376	190,573	—	220,207
Depreciation and amortization	—	—	—	798,817	—	798,817
Impairment of asset value	—	—	—	110,625	—	110,625
Losses on derivative financial instruments	—	—	35,942	53,567	—	89,509

Total operating expenses	4,054	25,204	36,318	1,566,982	—	1,632,558

Income (loss) from operations	(4,054)	(25,204)	(36,318)	977,670	—	912,094
Interest expense, net	123,482	611,213	331,155	313,169	—	1,379,019
Loss on early extinguishment of debt	—	—	—	(76,849)	—	(76,849)
Subsidiary income (loss)	(415,901)	234,134	550,951	—	(369,184)	—
Other income, net	—	—		9,627	—	9,627

Income (loss) before income taxes	(543,437)	(402,283)	183,478	597,279	(369,184)	(534,147)
Provision for (benefit from) income taxes	(37,985)	(14,090)	(50,656)	76,353	—	(26,378)

Net income (loss)	(505,452)	(388,193)	234,134	520,926	(369,184)	(507,769)
Net loss attributable to noncontrolling interest	—	—	—	2,317	—	2,317

Net income (loss) attributable to Intelsat S.A.	$(505,452)	$(388,193)	$234,134	$523,243	$(369,184)	$(505,452)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$—	$—	$—	$2,513,039	$—	$2,513,039

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	401,826	—	401,826
Selling, general and administrative	28,029	23,273	224	208,418	—	259,944
Depreciation and amortization	—	—	—	804,037	—	804,037
Impairment of asset value	—	—	—	499,100	—	499,100
(Gains) losses on derivative financial instruments	—	—	4,672	(1,991)	—	2,681

Total operating expenses	28,029	23,273	4,896	1,911,390	—	1,967,588

Income (loss) from operations	(28,029)	(23,273)	(4,896)	601,649	—	545,451
Interest expense, net	104,311	622,058	291,908	345,746	(1,200)	1,362,823
Gain (loss) on early extinguishment of debt	(74,483)	19,676	—	60,704	(1,200)	4,697
Subsidiary income (loss)	(536,884)	128,646	476,106	—	(67,868)	—
Other income (expense), net	—	(1)		42,014	—	42,013

Income (loss) before income taxes	(743,707)	(497,010)	179,302	358,621	(67,868)	(770,662)
Provision for (benefit from) income taxes	37,985	14,133	50,656	(91,375)	—	11,399

Net income (loss)	(781,692)	(511,143)	128,646	449,996	(67,868)	(782,061)
Net loss attributable to noncontrolling interest	—	—	—	369	—	369

Net income (loss) attributable to Intelsat S.A.	$(781,692)	$(511,143)	$128,646	$450,365	$(67,868)	$(781,692)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(44,987)	$(557,340)	$(337,550)	$1,855,937	$—	$916,060

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(844,688)	—	(844,688)
Disbursements for intercompany loans	—	—	(113,206)	(157,412)	270,618	—

Capital contributions to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Loan to affiliated party	—	—	—	(10,000)	—	(10,000)
Investment in subsidiaries	(3,550)	—	(5,061,999)	—	5,065,549	—
Dividend from affiliates	564,334	1,112,567	911,907	—	(2,588,808)	—
Other investing activities	—	—	—	16,466	—	16,466

Net cash provided by (used in) investing activities	560,784	1,112,567	(4,263,298)	(1,007,843)	2,747,359	(850,431)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(555,880)	(5,289,423)	—	(6,331,144)
Proceeds from issuance of long-term debt	—	—	6,083,750	35,675	—	6,119,425
Proceeds from intercompany borrowing	—	—	157,412	113,206	(270,618)	—
Debt issuance costs	—	—	(70,091)	—	—	(70,091)
Payment of premium on early retirement of debt	(36,770)	—	(26,114)	(108,163)	—	(171,047)

Principal payments on deferred satellite performance incentives	—	—	—	(14,111)	—	(14,111)
Capital contribution from parent	—	—	—	5,065,549	(5,065,549)	—
Dividends to shareholders	—	(564,334)	(1,112,567)	(911,907)	2,588,808	—
Noncontrolling interest in New Dawn	—	—	—	1,734	—	1,734

Net cash provided by (used in) financing activities	(522,611)	(564,334)	4,476,510	(1,107,440)	(2,747,359)	(465,234)

Effect of exchange rate changes on cash and cash equivalents	10	(2)	2	1,365	—	1,375

Net change in cash and cash equivalents	(6,804)	(9,109)	(124,336)	(257,981)	—	(398,230)
Cash and cash equivalents, beginning of period	7,315	10,017	126,605	548,993	—	692,930

Cash and cash equivalents, end of period	$511	$908	$2,269	$291,012	$—	$294,700

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(68,898)	$(340,628)	$(177,218)	$1,604,962	$—	$1,018,218

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(982,127)	—	(982,127)
Proceeds from sale of investment	—	—	—	28,594	—	28,594
Disbursements for intercompany loans	—	—	—	(228,499)	228,499	—

Capital contribution to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Investment in subsidiaries	(6,500)	—	(868,087)	—	874,587	—
Dividend from affiliates	35,013	203,794	351,006	—	(589,813)	—
Other investing activities	—	—	—	11,128	—	11,128

Net cash provided by (used in) investing activities	28,513	203,794	(517,081)	(1,183,113)	513,273	(954,614)

Cash flows from financing activities:
Repayments of long-term debt	—	—	—	(801,785)	—	(801,785)
Proceeds from issuance of long-term debt	—	—	1,000,000	25,565	—	1,025,565
Proceeds from intercompany borrowing	23,253	167,235	38,011	—	(228,499)	—
Debt issuance costs	(15,370)	(1,485)	(15,521)	—	—	(32,376)
Payment of premium on early retirement of debt	—	—	—	(44,613)	—	(44,613)

Principal payments on deferred satellite performance incentives	—	—	—	(15,030)	—	(15,030)
Principal payments on capital lease obligations	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	874,587	(874,587)	18,000
Dividends to shareholders	—	(35,013)	(203,794)	(351,006)	589,813	—
Noncontrolling interest in New Dawn	—	—	—	1,128	—	1,128

Net cash provided by (used in) financing activities	25,883	130,737	818,696	(311,345)	(513,273)	150,698

Effect of exchange rate changes on cash and cash equivalents	—	(1)	2	1,056	—	1,057

Net change in cash and cash equivalents	(14,502)	(6,098)	124,399	111,560	—	215,359
Cash and cash equivalents, beginning of period	21,817	16,115	2,206	437,433	—	477,571

Cash and cash equivalents, end of period	$7,315	$10,017	$126,605	$548,993	$—	$692,930

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(96,719)	$(348,049)	$(296,688)	$1,615,112	$—	$873,656

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(943,133)	—	(943,133)
Proceeds from sale of other property and equipment	—	—	—	686	—	686
Disbursements for intercompany loans	—	—	(10,616)	(302,295)	312,911	—
Capital contribution to unconsolidated affiliates	—	—	—	(12,210)	—	(12,210)
Investment in subsidiaries	(5,000)	—	(100,000)	—	105,000	—
Investment in affiliate debt	—	—	—	(347,953)	347,953	—
Dividend from affiliates	53,625	596,524	283,560	—	(933,709)	—
Other investing activities	—	—	—	7,562	—	7,562

Net cash provided by (used in) investing activities	48,625	596,524	172,944	(1,597,343)	(167,845)	(947,095)

Cash flows from financing activities:
Repayments of long-term debt	—	(376,000)	—	(99,356)	(347,953)	(823,309)

Repayment of loan proceeds received from Intelsat Holdings	—	—	(34,000)	—	—	(34,000)
Proceeds from issuance of long-term debt	—	—	495,830	466,087	—	961,917
Proceeds from intercompany borrowing	51,625	10,616	250,670	—	(312,911)	—
Debt issuance costs	—	—	(10,192)	(7,330)	—	(17,522)

Principal payments on deferred satellite performance incentives	—	—	—	(24,603)	—	(24,603)
Principal payments on capital lease obligations	—	—	—	(1,859)	—	(1,859)
Capital contribution from parent	12,000	5,000	—	100,000	(105,000)	12,000
Dividends to shareholders	—	(53,625)	(596,524)	(283,560)	933,709	—
Noncontrolling interest in New Dawn	—	—	—	377	—	377

Net cash provided by (used in) financing activities	63,625	(414,009)	105,784	149,756	167,845	73,001

Effect of exchange rate changes on cash and cash equivalents	—	(1)	—	7,799	—	7,798

Net change in cash and cash equivalents	15,531	(165,535)	(17,960)	175,324	—	7,360
Cash and cash equivalents, beginning of period	6,286	181,650	20,166	262,109	—	470,211

Cash and cash equivalents, end of period	$21,817	$16,115	$2,206	$437,433	$—	$477,571

(Certain totals may not add due to the effects of rounding)

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes, consisting of $1.5 billion aggregate principal amount of the 7  1/4% 2019 Jackson Notes and $1.15 billion amount of the 2021 Jackson Notes. The 7 1/4% 2019 Jackson Notes and the 2021 Jackson Notes are fully and unconditionally guaranteed, jointly and severally by Intelsat S.A., Intelsat Luxembourg and certain wholly-owned subsidiaries of Intelsat Jackson (the “Subsidiary Guarantors”).

Separate financial statements of Intelsat S.A., Intelsat Luxembourg, Intelsat Jackson and the Subsidiary Guarantors are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson’s subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts;

•	elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and

•	elimination of equity in earnings (losses) of subsidiaries.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700
Restricted cash	—	—	—	—	94,131	—	94,131
Receivables, net of allowance	41	—	217,082	217,082	114,248	(217,082)	331,371
Deferred income taxes	—	—	23,944	23,944	2,114	(23,944)	26,058
Prepaid expenses and other current assets	551	16	27,985	27,949	15,216	(28,783)	42,934
Intercompany receivables	—	6,249	523,329	939,957	—	(1,469,535)	—

Total current assets	1,103	7,173	1,032,515	1,446,838	278,815	(1,977,250)	789,194

Satellites and other property and equipment, net	—	—	5,869,027	5,869,027	291,182	(5,886,505)	6,142,731
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	742,868	742,868	—	(742,868)	742,868
Investment in affiliates	(303,383)	5,177,292	218,048	218,048	10	(5,309,005)	1,010
Other assets	5,356	99,680	293,032	197,322	42,728	(191,442)	446,676

Total assets	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$168,577	$168,126	$27,960	$(168,961)	$198,176
Accrued interest payable	3,831	227,953	126,646	932	906	(932)	359,336
Current portion of long-term debt	—	—	32,500	—	132,318	—	164,818
Deferred satellite performance incentives	—	—	16,339	16,339	1,376	(16,339)	17,715
Other current liabilities	—	—	121,327	118,131	21,074	(119,463)	141,069
Intercompany payables	487,031	—	—	—	42,547	(529,578)	—

Total current liabilities	493,346	227,943	465,389	303,528	226,181	(835,273)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	—	133,645	—	15,837,512
Deferred satellite performance incentives, net of current portion	—	—	110,982	110,982	2,992	(110,982)	113,974
Deferred revenue, net of current portion	—	—	731,560	731,560	8,850	(747,557)	724,413
Deferred income taxes	—	—	244,216	244,216	14,785	(238,036)	265,181
Accrued retirement benefits	—	—	305,902	305,902	—	(305,902)	305,902
Other long-term liabilities	—	49,673	265,274	184,237	8,136	(184,585)	322,735

Noncontrolling interest	—	—	—	—	3,024	—	3,024

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	9,576,008	24	(14,567,586)	5,000
Other shareholder’s equity (deficit)	(1,097,349)	(970,493)	854,774	6,256,597	215,098	(6,356,076)	(1,097,449)

Total liabilities and shareholder’s equity	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930
Receivables, net of allowance	4,962	—	198,186	198,161	47,203	(198,161)	250,351
Deferred income taxes	—	—	12,479	12,479	11,611	(12,479)	24,090
Prepaid expenses and other current assets	608	16	20,556	20,548	12,644	(22,555)	31,817
Intercompany receivables	—	—	647,961	821,825	—	(1,469,786)	—

Total current assets	12,885	10,033	1,474,654	1,521,880	151,584	(2,171,848)	999,188

Satellites and other property and equipment, net	—	—	5,722,302	5,722,302	290,773	(5,738,094)	5,997,283
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	848,318	848,318	—	(848,318)	848,318
Investment in affiliates	498,926	5,896,195	122,454	122,454	10	(6,558,275)	81,764
Other assets	11,616	113,290	279,564	237,719	18,138	(233,440)	426,887

Total assets	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$154,820	$152,708	$24,939	$(154,715)	$178,543
Accrued interest payable	11,651	229,242	162,284	119,260	269	(119,260)	403,446
Current portion of long-term debt	—	—	94,723	94,723	—	(94,723)	94,723
Deferred satellite performance incentives	—	—	15,623	15,623	1,070	(15,623)	16,693
Other current liabilities	—	—	123,040	121,766	24,389	(121,766)	147,429
Intercompany payables	486,065	450	—	—	161,444	(647,959)	—

Total current liabilities	498,519	229,680	550,490	504,080	212,111	(1,154,046)	840,834
Long-term debt, net of current portion	721,947	5,232,138	9,720,225	5,123,289	147,592	(5,123,289)	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	128,956	128,956	3,928	(128,956)	132,884
Deferred revenue, net of current portion	—	—	416,753	416,753	8,143	(434,546)	407,103
Deferred income taxes	—	—	461,146	461,146	16,652	(454,868)	484,076
Accrued retirement benefits	—	—	257,455	257,455	—	(257,455)	257,455
Other long-term liabilities	—	56,873	254,999	211,088	14,659	(211,088)	326,531

Noncontrolling interest	—	—	—	—	18,621	—	18,621

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,959,045	3,602,046	26	(9,230,153)	5,000
Other shareholder’s equity (deficit)	(702,039)	(168,209)	937,150	6,986,787	38,773	(7,794,501)	(702,039)

Total liabilities and shareholder’s equity	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$5,221	$—	$2,292,284	$2,292,289	$695,652	$(2,697,020)	$2,588,426

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	262,753	262,753	559,142	(667,469)	417,179
Selling, general and administrative	5,691	25,302	128,301	127,351	48,908	(127,364)	208,189
Depreciation and amortization	—	—	737,413	737,413	32,657	(738,043)	769,440

(Gains) losses on derivative financial instruments	—	—	19,804	(4,461)	4,831	4,461	24,635

Total operating expenses	5,691	25,302	1,148,271	1,123,056	645,538	(1,528,415)	1,419,443

Income (loss) from operations	(470)	(25,302)	1,144,013	1,169,233	50,114	(1,168,605)	1,168,983
Interest expense, net	72,915	612,560	613,080	19,106	10,929	(19,106)	1,309,484
Loss on early extinguishment of debt	(78,960)	—	(247,223)	(218,260)	—	218,260	(326,183)
Subsidiary income (loss)	(280,453)	370,051	57,280	57,280	—	(204,158)	—
Loss from previously unconsolidated affiliates	—	—	(24,658)	(24,658)	—	24,658	(24,658)
Other income (expense), net	10	(1)	(14,404)	(14,404)	17,125	13,629	1,955

Income (loss) before income taxes	(432,788)	(267,812)	301,928	950,085	56,310	(1,097,110)	(489,387)
Provision for (benefit from) income taxes	—	—	(68,123)	(68,123)	12,777	68,076	(55,393)

Net income (loss)	(432,788)	(267,812)	370,051	1,018,208	43,533	(1,165,186)	(433,994)
Net loss attributable to noncontrolling interest	—	—	—	—	1,106	—	1,106

Net income (loss) attributable to Intelsat, S.A.	$(432,788)	$(267,812)	$370,051	$1,018,208	$44,639	$(1,165,186)	$(432,888)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,279,437	$2,279,437	$628,777	$(2,642,999)	$2,544,652

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	257,553	257,553	519,408	(621,114)	413,400
Selling, general and administrative	4,054	25,204	129,216	128,839	61,734	(128,840)	220,207
Depreciation and amortization	—	—	771,473	771,473	27,344	(771,473)	798,817
Impairment of asset value	—	—	110,625	110,625	—	(110,625)	110,625
Losses on derivative financial instruments	—	—	80,490	44,548	9,019	(44,548)	89,509

Total operating expenses	4,054	25,204	1,349,357	1,313,038	617,505	(1,676,600)	1,632,558

Income (loss) from operations	(4,054)	(25,204)	930,080	966,399	11,272	(966,399)	912,094
Interest expense, net	123,482	611,213	641,039	309,882	3,285	(309,882)	1,379,019
Loss on early extinguishment of debt	—	—	(76,849)	(76,849)	—	76,849	(76,849)
Subsidiary income (loss)	(415,901)	234,134	25,836	25,836	—	130,095	—
Other income, net	—	—	7,790	7,788	1,837	(7,788)	9,627

Income (loss) before income taxes	(543,437)	(402,283)	245,818	613,292	9,824	(457,361)	(534,147)
Provision for (benefit from) income taxes	(37,985)	(14,090)	11,684	62,340	14,013	(62,340)	(26,378)

Net income (loss)	(505,452)	(388,193)	234,134	550,952	(4,189)	(395,021)	(507,769)
Net loss attributable to noncontrolling interest	—	—	—	—	2,317	—	2,317

Net income (loss) attributable to Intelsat, S.A.	$(505,452)	$(388,193)	$234,134	$550,952	$(1,872)	$(395,021)	$(505,452)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,316,133	$2,316,133	$525,821	$(2,645,048)	$2,513,039

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	23	282,362	282,362	448,355	(611,276)	401,826
Selling, general and administrative	28,029	23,250	146,591	146,367	62,074	(146,367)	259,944
Depreciation and amortization	—	—	777,831	777,831	26,206	(777,831)	804,037
Impairment of asset value	—	—	499,100	499,100	—	(499,100)	499,100
(Gains) losses on derivative financial instruments	—	—	1,088	(3,584)	1,593	3,584	2,681

Total operating expenses	28,029	23,273	1,706,972	1,702,076	538,228	(2,030,990)	1,967,588

Income (loss) from operations	(28,029)	(23,273)	609,161	614,057	(12,407)	(614,058)	545,451
Interest expense, net	104,311	622,058	631,857	339,949	5,798	(341,150)	1,362,823
Gain (loss) on early extinguishment of debt	(74,483)	19,676	60,704	60,704	—	(61,904)	4,697
Subsidiary income (loss)	(536,884)	128,646	4,501	4,501	—	399,236	—
Other income (expense), net	—	(1)	34,377	34,377	7,637	(34,377)	42,013

Income (loss) before income taxes	(743,707)	(497,010)	76,886	373,690	(10,568)	30,047	(770,662)
Provision for (benefit from) income taxes	37,985	14,133	(51,760)	(102,416)	11,041	102,416	11,399

Net income (loss)	(781,692)	(511,143)	128,646	476,106	(21,609)	(72,369)	(782,061)
Net loss attributable to noncontrolling interest	—	—	—	—	369	—	369

Net income (loss) attributable to Intelsat, S.A.	$(781,692)	$(511,143)	$128,646	$476,106	$(21,240)	$(72,369)	$(781,692)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(44,987)	$(557,340)	$1,502,574	$1,843,084	$18,127	$(1,845,398)	$916,060

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(792,220)	(792,220)	(54,782)	794,534	(844,688)
Repayment from (disbursements for) intercompany loans	—	—	17,661	(141,231)	787	122,783	—
Capital contributions to previously unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Loan to affiliated party			(10,000)	(10,000)		10,000	(10,000)
Investment in subsidiaries	(3,550)	—	(6,671)	(6,671)	—	16,892	—
Dividend from affiliates	564,334	1,112,567	24,730	24,730	—	(1,726,361)	—
Other investing activities	—	—	15,518	15,518	948	(15,518)	16,466

Net cash provided by (used in) investing activities	560,784	1,112,567	(763,191)	(922,083)	(53,047)	(785,461)	(850,431)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(5,845,303)	(5,289,423)	—	5,289,423	(6,331,144)
Proceeds from issuance of long-term debt	—	—	6,083,750	—	35,675	—	6,119,425
Proceeds from (repayment of) intercompany borrowing	—	—	(787)	110,940	(17,661)	(92,492)	—
Debt issuance costs	—	—	(70,091)	—	—	—	(70,091)
Payment of premium on early retirement of debt	(36,770)	—	(134,277)	(108,163)	—	108,163	(171,047)
Principal payments on deferred satellite performance incentives	—	—	(13,482)	(13,482)	(629)	13,482	(14,111)
Capital contribution from parent	—	—	—	5,061,999	10,221	(5,072,220)	—
Dividends to shareholders	—	(564,334)	(1,112,567)	(911,907)	(24,730)	2,613,538	—
Noncontrolling interest in New Dawn	—	—	—	—	1,734	—	1,734

Net cash provided by (used in) financing activities	(522,611)	(564,334)	(1,092,757)	(1,150,036)	4,610	2,859,894	(465,234)

Effect of exchange rate changes on cash and cash equivalents	10	(2)	(1,923)	(1,926)	3,290	1,926	1,375

Net change in cash and cash equivalents	(6,804)	(9,109)	(355,297)	(230,961)	(27,020)	230,961	(398,230)
Cash and cash equivalents, beginning of period	7,315	10,017	595,472	468,867	80,126	(468,867)	692,930

Cash and cash equivalents, end of period	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(68,898)	$(340,628)	$1,397,532	$1,574,750	$35,909	$(1,580,447)	$1,018,218

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(924,619)	(924,619)	(63,200)	930,311	(982,127)
Proceeds from sale of investment	—	—	28,594	28,594	—	(28,594)	28,594
Disbursements for intercompany loans	—	—	(173,719)	(211,731)	—	385,450	—
Capital contribution to unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Investment in subsidiaries	(6,500)	—	(3,817)	(3,817)	—	14,134	—
Dividend from affiliates	35,013	203,794	13,939	13,939	—	(266,685)	—
Other investing activities	—	—	7,642	7,642	3,486	(7,642)	11,128

Net cash provided by (used in) investing activities	28,513	203,794	(1,064,189)	(1,102,201)	(59,714)	1,039,183	(954,614)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(801,785)	(801,785)	—	801,785	(801,785)
Proceeds from issuance of long-term debt	—	—	1,000,000	—	25,562	3	1,025,565
Proceeds from (repayment of) intercompany borrowing	23,253	167,235	—	—	(16,769)	(173,719)	—
Debt issuance costs	(15,370)	(1,485)	(15,521)	—	—	—	(32,376)
Payment of premium on early retirement of debt	—	—	(44,613)	(44,613)	—	44,613	(44,613)
Principal payments on deferred satellite performance incentives	—	—	(14,437)	(14,437)	(593)	14,437	(15,030)
Principal payments on capital lease obligations	—	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	868,087	10,317	(878,404)	18,000
Dividends to shareholders	—	(35,013)	(203,794)	(351,006)	(13,939)	603,752	—
Noncontrolling interest in New Dawn	—	—	—	—	1,128	—	1,128

Net cash provided by (used in) financing activities	25,883	130,737	(80,150)	(343,754)	5,515	412,467	150,698

Effect of exchange rate changes on cash and cash equivalents	—	(1)	(806)	(806)	1,862	808	1,057

Net change in cash and cash equivalents	(14,502)	(6,098)	252,387	127,989	(16,428)	(127,989)	215,359
Cash and cash equivalents, beginning of period	21,817	16,115	343,085	340,878	96,554	(340,878)	477,571

Cash and cash equivalents, end of period	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(96,719)	$(348,049)	$1,092,529	$1,572,776	$42,336	$(1,389,217)	$873,656

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(818,127)	(818,127)	(125,006)	818,127	(943,133)
Proceeds from sale of other property and equipment	—	—	686	686	—	(686)	686
Repayment from (disbursements for) intercompany loans	—	—	(49,309)	(289,363)	13,048	325,624	—
Capital contribution to unconsolidated affiliates	—	—	(12,210)	(12,210)	—	12,210	(12,210)
Investment in subsidiaries	(5,000)	—	(101,124)	(1,124)	—	107,248	—
Investment in affiliate debt	—	—	(347,953)	(347,953)	—	695,906	—
Dividend from affiliates	53,625	596,524	292,610	9,050	—	(951,809)	—
Other investing activities	—	—	7,562	7,562	—	(7,562)	7,562

Net cash provided by (used in) investing activities	48,625	596,524	(1,027,865)	(1,451,479)	(111,958)	999,058	(947,095)

Cash flows from financing activities:
Repayments of long-term debt	—	(376,000)	(99,355)	(99,355)	—	(248,599)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings	—	—	(34,000)	—	—	—	(34,000)
Proceeds from issuance of long-term debt	—	—	849,830	354,000	112,087	(354,000)	961,917
Proceeds from (repayment of) intercompany borrowing	51,625	10,616	(13,048)	(13,048)	(12,932)	(23,213)	—
Debt issuance costs	—	—	(17,522)	(7,330)	—	7,330	(17,522)
Principal payments on deferred satellite performance incentives	—	—	(23,691)	(23,691)	(912)	23,691	(24,603)
Principal payments on capital lease obligations	—	—	(1,491)	(1,491)	(368)	1,491	(1,859)
Capital contribution from parent	12,000	5,000	—	100,000	1,124	(106,124)	12,000
Dividends to shareholders	—	(53,625)	(596,524)	(283,560)	(9,050)	942,759	—
Noncontrolling interest in New Dawn	—	—	—	—	377	—	377

Net cash provided by (used in) financing activities	63,625	(414,009)	64,199	25,525	90,326	243,335	73,001

Effect of exchange rate changes on cash and cash equivalents	—	(1)	279	279	7,520	(279)	7,798

Net change in cash and cash equivalents	15,531	(165,535)	129,142	147,101	28,224	(147,103)	7,360
Cash and cash equivalents, beginning of period	6,286	181,650	213,943	193,777	68,330	(193,775)	470,211

Cash and cash equivalents, end of period	$21,817	$16,115	$343,085	$340,878	$96,554	$(340,878)	$477,571

(Certain totals may not add due to the effects of rounding)

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
	(in thousands)
Year ended December 31, 2009:
Allowance for doubtful accounts	$20,237	$3,356	$(3,076)	$20,517
Reserve for operating leases	$132	$(31)	$—	$101
Restructuring reserve	$5,980	$(802)	$(2,222)	$2,956

Year ended December 31, 2010:
Allowance for doubtful accounts	$20,517	$7,839	$(6,608)	$21,748
Reserve for operating leases	$101	$(101)	$—	$—
Restructuring reserve	$2,956	$—	$(1,883)	$1,073

Year ended December 31, 2011:
Allowance for doubtful accounts	$21,748	$5,129	$(6,047)	$20,830
Restructuring reserve	$1,073	$—	$(1,073)	$—

Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Principles of Consolidation
(a)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Intelsat, its wholly-owned subsidiaries, variable interest entities (“VIE”) of which we are the primary beneficiary and a joint venture with Convergence SPV, Ltd. (“Convergence Partners”) named New Dawn Satellite Company Ltd. (“New Dawn”), in which we have a 74.9% interest. We are the primary beneficiary of two VIEs, as more fully described in Note 8—Investments, and accordingly, we include in our consolidated financial statements the assets and liabilities and results of operations of those entities, even though we may not own a majority voting interest. We use the equity method to account for our investments in entities where we exercise significant influence over operating and financial policies but do not control under either the voting interest model (generally 20% to 50% ownership interest) or the variable interest model. We have eliminated all significant intercompany accounts and transactions.

Use of Estimates

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of these condensed consolidated financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. Accordingly, ultimate results could differ from those estimates.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting periods, and the disclosures of contingent liabilities. Accordingly, ultimate results could differ from those estimates.

Revenue Recognition
(c)	Revenue Recognition

We earn revenue from providing satellite services and managed services to customers. We enter into contracts with customers to provide satellite transponders and transponder capacity and, in certain cases, earth stations and teleport facilities, for periods typically ranging from one year to the life of the satellite. Our revenue recognition policies are as follows:

Satellite Utilization Charges. We generally recognize revenues on a straight-line basis over the term of the related customer contract unless collectability is not reasonably assured. Revenues from occasional use services are recognized as the services are performed. We have certain obligations, including providing spare or substitute capacity if available, in the event of satellite service failure under certain long-term agreements. We generally are not obligated to refund satellite utilization payments previously made.

Satellite Related Consulting and Technical Services. We recognize revenue from the provision of consulting services on a monthly basis as those services are performed. We recognize revenue for consulting services with specific deliverables, such as Transfer Orbit Support Services or training programs, upon the completion of those services.

Tracking, Telemetry and Commanding (“TT&C”). We earn TT&C services revenue from providing operational services to other satellite owners and from certain customers on our satellites. TT&C agreements entered into in connection with our satellite utilization contracts are typically for the period of the related service agreement. We recognize this revenue ratably over the term of the service agreement.

In-Orbit Backup Services. We provide back-up transponder capacity that is held on reserve for certain customers on agreed-upon terms. We recognize revenues for in-orbit protection services ratably over the term of the related agreement.

Revenue Share Arrangements. We recognize revenues under revenue share agreements for satellite-related services either on a gross or net basis in accordance with the principal versus agent considerations topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) (the “Codification”) which provides guidance and clarifies when an entity should report revenue gross as a principal versus net as an agent, depending on the nature of the specific contractual relationship.

Construction Program Management. Construction program management arrangements that extend beyond one year are accounted for in accordance with the Construction-Type and Production-Type Contracts topic of the Codification. We generally account for long-term, fixed price, development and production contracts under the percentage of completion method. We measure progress towards contract completion using the cost-to-cost method.

We may sell these products or services individually or in some combination to our customers. When these products and services are sold together, we account for the multiple elements under FASB ASC Topic 605-25, Revenue Recognition-Multiple Element Arrangements (“FASB ASC 605-25”). FASB ASC 605-25 provides guidance on accounting for arrangements that involve the delivery or performance of multiple products, services and/or rights to use assets.

In October 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), which amended FASB ASC Topic 605-25 to eliminate the requirements for undelivered elements in an arrangement to have vendor-specific objective evidence or third-party evidence before an entity can recognize the portion of revenue that is attributable to items already delivered. Effective January 1, 2010, we elected to early adopt ASU 2009-13 prospectively for revenue arrangements entered into or materially modified beginning in the first quarter of 2010. Under the revised guidance, we allocate revenue for transactions or collaborations that include multiple elements to each unit of accounting based on its relative selling price, and recognize revenue for each unit of accounting when the applicable revenue recognition criteria have been met.

Fair Value Measurements
(d)	Fair Value Measurements

We estimate the fair value of our financial instruments using available market information and valuation methodologies. The carrying amounts of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximate their fair values because of the short maturity of these financial instruments.

FASB ASC Topic 820, Fair Value Measurements and Disclosure (“FASB ASC 820”) defines fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC 820 requires disclosure of the extent to which fair value is used to measure financial assets and liabilities, the inputs utilized in calculating valuation measurements, and the effect of the measurement of significant unobservable inputs on earnings, or changes in net assets, as of the measurement date. FASB ASC 820 establishes a three-level valuation hierarchy based upon the transparency of inputs utilized in the measurement and valuation of financial assets or liabilities as of the measurement date. We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted market prices that are observable or that can be corroborated by observable market data by correlation; and

•	Level 3—unobservable inputs based upon the reporting entity’s internally developed assumptions which market participants would use in pricing the asset or liability.

Cash, Cash Equivalents and Restricted Cash
(e)	Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less, which are generally time deposits with banks and money market funds. The carrying amount of these investments approximates market value.

Restricted cash consists of insurance proceeds received in connection with the Intelsat New Dawn anomaly (see Note 7(c)—Satellite Health—2011 Anomalies). The New Dawn debt agreements provide that the cash be held in a separate account and be used to repay New Dawn debt and a portion of the associated interest rate swaps.

Receivables, Allowances for Doubtful Accounts and Concentration of Credit Risk
(f)	Receivables, Allowances for Doubtful Accounts and Concentration of Credit Risk

We provide satellite services and extend credit to numerous customers in the satellite communication, telecommunications and video markets. We monitor our exposure to credit losses and maintain allowances for doubtful accounts and anticipated losses. We believe we have adequate customer collateral and reserves to cover our exposure. If we determine that the collection of payments for satellite utilization or managed services is not reasonably assured at the time the service is provided, we defer recognition of the revenue until we believe collection is reasonably assured or the payment is received.

Satellites and Other Property and Equipment
(g)	Satellites and Other Property and Equipment

Satellites and other property and equipment are stated at historical cost, or in the case of certain satellites acquired, the fair value at the date of acquisition. Capitalized costs consist primarily of the costs of satellite construction and launch, including launch insurance and insurance during the period of in-orbit testing, the net present value of performance incentives expected to be payable to the satellite manufacturers (dependent on the continued satisfactory performance of the satellites), costs directly associated with the monitoring and support of satellite construction, and interest costs incurred during the period of satellite construction.

We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

Years
Buildings and improvements	10 - 40
Satellites and related costs	11 - 17
Ground segment equipment and software	4 - 15
Furniture and fixtures and computer hardware	4 - 12
Leasehold improvements (1)	2 - 12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

Other Assets
(h)	Other Assets

Other assets consist of investments in certain equity securities, unamortized debt issuance costs, long-term deposits, long-term receivables and other miscellaneous deferred charges and long-term assets. Debt issuance costs represent our costs incurred to secure debt financing, which are amortized to interest expense using the effective interest method over the life of the related indebtedness.

Business Combinations
(i)	Business Combinations

We account for business combinations under the acquisition method. We recognize the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date at their fair values as of that date. Any excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired is recognized as goodwill.

Goodwill and Other Intangible Assets
(j)	Goodwill and Other Intangible Assets

Goodwill. We account for goodwill and other intangible assets in accordance with FASB ASC Topic 350, Intangibles—Goodwill and Other (“FASB ASC 350”). Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of identifiable net assets of businesses acquired. Goodwill and certain other intangible assets deemed to have indefinite lives are not amortized but are tested on an annual basis for impairment during the fourth quarter, or whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. The impairment test compares the reporting unit’s carrying value to its fair value and, when appropriate, the carrying value of goodwill is reduced to fair value. See Note 9—Goodwill and Other Intangible Assets.

Other Intangible Assets. Intangible assets arising from business combinations are initially recorded at fair value. We record other intangible assets at cost. We amortize intangible assets with determinable lives (consisting of backlog, customer relationships, and technologies) based on the expected pattern of consumption. We review these intangible assets for impairment whenever facts and circumstances indicate that the carrying amounts may not be recoverable. See Note 9—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets
(k)	Impairment of Long-Lived Assets

We review long-lived assets, including property and equipment and acquired intangible assets with estimable useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of such an asset may not be recoverable. These indicators of impairment can include, but are not limited to, the following:

•	satellite anomalies, such as a partial or full loss of power;

•	under-performance of an asset compared to expectations; and

•	shortened useful lives due to changes in the way an asset is used or expected to be used.

The recoverability of an asset to be held and used is determined by comparing the carrying amount to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, we record an impairment charge in the amount by which the carrying amount of the asset exceeds its fair value, which we determine by either a quoted market price, if any, or a value determined by utilizing a discounted cash flow technique.

Income Taxes
(l)	Income Taxes

We account for income taxes in accordance with FASB ASC Topic 740—Income Taxes (“FASB ASC 740”). We are subject to income taxes in the United States as well as a number of other foreign jurisdictions. Significant judgment is required in the calculation of our tax provision and the resultant tax liabilities and in the recoverability of our deferred tax assets that arise from temporary differences between the tax and financial statement recognition of revenue and expense and net operating loss and credit carryforwards.

We assess the likelihood that our deferred tax assets can be recovered. A valuation allowance is required when it is more likely than not that all or a portion of the deferred tax asset will not be realized. We evaluate the recoverability of our deferred tax assets based in part on the existence of deferred tax liabilities that can be used to realize the deferred tax assets.

During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. We evaluate our tax positions to determine if it is more likely than not that a tax position is sustainable, based solely on its technical merits and presuming the taxing authorities have full knowledge of the position and access to all relevant facts and information. When a tax position does not meet the more likely than not standard, we record a liability for the entire amount of the unrecognized tax benefit. Additionally, for those tax positions that are determined more likely than not to be sustainable, we measure the tax position at the largest amount of benefit more likely than not (determined by cumulative probability) to be realized upon settlement with the taxing authority.

Foreign Currency Translation
(m)	Foreign Currency Translation

Our functional currency is the U.S. dollar, since substantially all customer contracts, capital expenditure contracts and operating expense obligations are denominated in U.S. dollars. Consequently, we do not believe that we are exposed to material currency exchange risk. Transactions not denominated in U.S. dollars have been translated using the spot rates of exchange at the dates of the transactions. We recognize differences on exchange arising on the settlement of the transactions denominated in currencies other than the U.S. dollar in the consolidated statement of operations.

Comprehensive Income
(n)	Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting shareholder’s equity that, under U.S. GAAP, are excluded from net income. Such items consist primarily of the change in the market value of available-for-sale securities and minimum pension liability adjustments.

Share-Based Compensation
(o)	Share-Based Compensation

Compensation cost is recognized based on the requirements of FASB ASC Topic 718, Compensation—Stock Compensation, for all share-based awards granted. For share-based awards recognized as liability awards, we record compensation cost based on the fair value of such awards.

Because our equity is privately held, we are required to estimate its fair market value at each reporting period in order to properly record stock compensation expense. The determination of such fair market value requires considerable judgment. We estimate the fair market value using a combination of the income and market approaches, and we allocate a 50% weighting to each approach.

The income approach quantifies the future cash flows that we expect to achieve consistent with our annual business plan and forecasting processes. These future cash flows are discounted to their net present values using an estimated rate corresponding to a weighted average cost of capital. Our forecasted cash flows are subject to uncontrollable and unforeseen events that could positively or negatively impact economic and business conditions. The estimated weighted average cost of capital includes assumptions and estimates based upon interest rates, expected rates of return, and other risk factors that consider both historic data and expected future returns for comparable investments.

The market approach estimates fair value by applying trading multiples of enterprise value to EBITDA based on observed publicly traded comparable companies.

Deferred Satellite Performance Incentives
(p)	Deferred Satellite Performance Incentives

The cost of satellite construction includes an element of deferred consideration that we are obligated to pay to satellite manufacturers over the lives of the satellites, provided the satellites continue to operate in accordance with contractual specifications. Historically, the satellite manufacturers have earned substantially all of these payments. Therefore, we account for these payments as deferred financing. We capitalize the present value of these payments as part of the cost of the satellites and record a corresponding liability to the satellite manufacturers. Interest expense is recognized on the deferred financing and the liability is accreted over time and reduced as the payments are made.

Derivative Instruments
(q)	Derivative Instruments

We hold interest rate swaps, each of which were undesignated as of December 31, 2011. The swaps are marked-to-market quarterly with any change in fair value recorded as gains or losses on derivative financial instruments in our consolidated statements of operations.

We accounted for a contingent put option embedded within Intelsat Sub Holdco’s 8  7/8% Senior Notes due 2015, Series B (the “2015 Intelsat Sub Holdco Notes, Series B”) under FASB ASC Topic 815, Derivatives and Hedging (“FASB ASC 815”), bifurcating the put option from the debt host instrument and classifying it as a derivative instrument. We estimated the fair value of the embedded derivative on the issuance date and subsequently revalued the derivative at the end of each reporting period, recognizing any change in fair value through earnings. As of May 5, 2011, we redeemed the entire $400 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B (see Note 10—Long Term Debt—2011 Intelsat Jackson Notes Offering, Tender Offers and Additional Redemptions). Therefore, we derecognized the embedded derivative liability, and the value at December 31, 2011 was $0.

Redeemable Noncontrolling Interest in Subsidiary
(r)	Redeemable Noncontrolling Interest in Subsidiary

New Dawn is a majority owned subsidiary of ours that is a joint venture investment with Convergence Partners. Convergence Partners has the ability to require Intelsat to buy its ownership interest at fair value subsequent to the operations of New Dawn’s assets for a period of time defined in the New Dawn Project Agreement. In accordance with the guidance provided in FASB ASC Topic 480, Distinguishing Liabilities from Equity (“FASB ASC 480”), regarding the classification and measurement of redeemable securities, we mark to market the fair value of the noncontrolling interest in New Dawn at each reporting period. Any changes in fair value are reflected as an adjustment to paid-in capital. We classify redeemable noncontrolling interest as mezzanine equity in the accompanying consolidated balance sheets.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior year’s financial statements to conform to the current year presentation. The reclassifications had no effect on previously reported results of operations, cash flows or retained earnings

(s)	Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. The reclassifications had no effect on previously reported results of operations, cash flows or retained earnings.

New Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). Beginning in the first quarter of 2012, ASU 2011-05 eliminated the option that had previously allowed us to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. Beginning in the first quarter of 2012, we have included a separate condensed consolidated statement of comprehensive loss in our financial statements. The majority of our other comprehensive loss and our accumulated other comprehensive loss is related to our defined benefit retirement plans. ASU 2011-05 does not change whether items are reported in net loss or in other comprehensive income and does not change whether and when items of other comprehensive income are reclassified to net loss.

(t)	New Accounting Pronouncements

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). Certain provisions of ASU 2010-06 are effective for fiscal years beginning after December 15, 2010 and we adopted these provisions in the first quarter of 2011. These provisions of ASU 2010-06 amended FASB ASC Topic 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), by requiring us to present as separate line items all purchases, sales, issuances, and settlements of financial instruments valued using significant unobservable inputs (Level 3) in the reconciliation for fair value measurements, whereas previously these were presented in aggregate as one line item. Although this may change the appearance of our reconciliation, this did not have a material impact on our financial statements or disclosures.

In June, 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). Beginning in the first quarter of 2012, ASU 2011-05 eliminates the option that currently allows us to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. Starting in 2012, these items must be presented either in a single continuous statement or in two separate but consecutive statements. ASU 2011-05 does not change whether items are reported in net income or in other comprehensive income and does not change whether and when items of other comprehensive income are reclassified to net income. If there are material components of other comprehensive income, we will follow the guidance in ASU 2011-05 starting in 2012.

Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements of Intelsat S.A. and its subsidiaries (“Intelsat,” “we,” “us” or “our”) have not been audited, but are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. References to U.S. GAAP issued by the Financial Accounting Standards Board (“FASB”) in these footnotes are to the FASB Accounting Standards Codification (“ASC” or the “Codification”). The unaudited condensed consolidated financial statements include all adjustments (consisting only of normal and recurring adjustments) that are, in the opinion of management, necessary for a fair presentation of these financial statements. The results of operations for the periods presented are not necessarily indicative of operating results for the full year or for any future period. The condensed consolidated balance sheet as of December 31, 2011 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2011 on file with the Securities and Exchange Commission.

On March 30, 2012, Intelsat Global S.A. (“Intelsat Global”), our former indirect parent, and certain of its subsidiaries engaged in a series of transactions that resulted in Intelsat Global Holdings S.A. (“Intelsat Global Holdings”), a new holding company, acquiring all of the outstanding shares of Intelsat Global. As a result, Intelsat Global became a wholly owned subsidiary of Intelsat Global Holdings, and all of Intelsat Global Holdings’ equity is now beneficially owned by the former shareholders of Intelsat Global in the same proportions as such shareholders’ former ownership in Intelsat Global. Further, on May 31, 2012, Intelsat Global merged with and into Intelsat Investment Holdings S.à r.l.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives of Satellites and Other Property and Equipment

We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

Years
Buildings and improvements	10 - 40
Satellites and related costs	11 - 17
Ground segment equipment and software	4 - 15
Furniture and fixtures and computer hardware	4 - 12
Leasehold improvements (1)	2 - 12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following tables present assets and liabilities measured and recorded at fair value in our condensed consolidated balance sheets on a recurring basis and their level within the fair value hierarchy (in thousands), excluding long-term debt (see Note 8—Long-Term Debt). We did not have any transfers between Level 1 and Level 2 fair value measurements during the nine months ended September 30, 2012.

		Fair Value Measurements at December 31, 2011
	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities(1)	$5,418	$5,418	$—	$—

Total assets	$5,418	$5,418	$—	$—

Liabilities
Undesignated interest rate swaps(2)	$95,518	$—	$95,518	$—
Redeemable noncontrolling interest(3)	3,024	—	—	3,024

Total liabilities	$98,542	$—	$95,518	$3,024

		Fair Value Measurements at September 30, 2012
	As of September 30, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description		(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities(1)	$5,351	$5,351	$—	$—

Total assets	$5,351	$5,351	$—	$—

Liabilities
Undesignated interest rate swaps(2)	$89,825	$—	$89,825	$—
Redeemable noncontrolling interest(3)	8,744	—	—	8,744

Total liabilities	$98,569	$—	$89,825	$8,744

(1)	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $5.9 million at December 31, 2011 and $5.5 million at September 30, 2012. We sold marketable securities with a cost basis of $0.4 million during the nine months ended September 30, 2012 and recorded a loss on the sale of $0.07 million, which was included within other income (expense), net in our condensed consolidated statement of operations.
(2)	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
(3)	On October 5, 2012, we purchased the remaining noncontrolling ownership interest in our indirect subsidiary, New Dawn Satellite Company, Ltd. (“New Dawn”), held by our joint venture partner, Convergence SPV Ltd (“Convergence Partners”) for $8.7 million (see Note 6(b)—Investments—New Dawn). At September 30, 2012, we valued our redeemable noncontrolling interest at this purchase price, as compared to the income approach valuation technique used in prior periods. Both of these approaches to estimate fair value utilized Level 3 inputs.

The following tables present assets and liabilities measured and recorded at fair value in our consolidated balance sheets on a recurring basis and their level within the fair value hierarchy (in thousands), excluding long-term debt (see Note 10—Long-Term Debt). We did not have transfers between Level 1 and Level 2 fair value measurements during the year ended December 31, 2011.

		Fair Value Measurements at December 31, 2010
Description	As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities (1)	$5,949	$5,949	$—	$—

Total assets	$5,949	$5,949	$—	$—

Liabilities
Undesignated interest rate swaps (2)	$147,815	$—	$147,815	$—
Embedded derivative (3)	4,295	—	—	4,295
Redeemable noncontrolling interest (4)	18,621	—	—	18,621

Total liabilities	$170,731	$—	$147,815	$22,916

		Fair Value Measurements at December 31, 2011
Description	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities (1)	$5,418	$5,418	$—	$—

Total assets	$5,418	$5,418	$—	$—

Liabilities
Undesignated interest rate swaps (2)	$95,518	$—	$95,518	$—
Redeemable noncontrolling interest (4)	3,024	—	—	3,024

Total liabilities	$98,542	$—	$95,518	$3,024

(1)	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $6.3 million at December 31, 2010 and $5.9 million at December 31, 2011. We sold marketable securities with a cost basis of $0.4 million during the twelve months ended December 31, 2011 and recorded a gain on the sale of $0.1 million which was included within other income, net in our consolidated statement of operations.
(2)	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the overall valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
(3)	To value the contingent put option embedded within the 2015 Intelsat Sub Holdco Notes, Series B, we used a standard valuation technique utilizing inputs and assumptions which include the debt maturity date, issue price, coupon rate, change of control put price, and the estimated date of a change in control. We identified the inputs used to calculate the fair value as Level 3 inputs and concluded that the valuation in its entirety was classified in Level 3 of the fair value hierarchy.
(4)	We estimated the fair value of the redeemable noncontrolling interest in New Dawn using Level 3 inputs such as the discounted cash flows.

Schedule of Activity for those Items Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs

The following tables present the activity for those items measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in FASB ASC 820 (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest(1)	Embedded Derivative	Total
Balance at December 31, 2010	$18,621	$4,295	$22,916
Contributions	1,734	—	1,734
Mark to market valuation adjustment	(15,090)	(4,295)	(19,385)
Net loss attributable to noncontrolling interest	(2,241)	—	(2,241)

Balance at December 31, 2011	$3,024	$—	$3,024

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest(1)	Embedded Derivative	Total
Balance at December 31, 2011	$3,024	$—	$3,024
Mark to market valuation adjustment	(268)	—	(268)
Net loss attributable to noncontrolling interest	(658)	—	(658)

Balance at March 31, 2012	2,098	—	2,098

Mark to market valuation adjustment	3,845	—	3,845
Net loss attributable to noncontrolling interest	(531)	—	(531)

Balance at June 30, 2012	5,412	—	5,412

Mark to market valuation adjustment	4,086	—	4,086
Net loss attributable to noncontrolling interest	(754)	—	(754)

Balance at September 30, 2012	$8,744	$—	$8,744

(1)	In accordance with FASB ASC Topic 480, Distinguishing Liabilities from Equity (“FASB ASC 480”), regarding the classification and measurement of redeemable securities, we marked to market the fair value of the noncontrolling interest in our joint venture investment in New Dawn.

The following table presents the activity for those items measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in FASB ASC 820 (in thousands):

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest	Embedded Derivative	Total
Balance at December 31, 2009	$8,884	$14,600	$23,484
Contributions	1,128	—	1,128
Mark to market valuation adjustment	10,908	(10,305)	603
Net loss attributable to noncontrolling interest	(2,299)	—	(2,299)

Balance at December 31, 2010	18,621	4,295	22,916

Contributions	1,734	—	1,734
Mark to market valuation adjustment	(15,090)	(4,295)	(19,385)
Net loss attributable to noncontrolling interest	(2,241)	—	(2,241)

Balance at December 31, 2011	$3,024	$—	$3,024

Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Changes in Intelsat Global's Restricted Class B Shares

A summary of the changes in Intelsat Global’s restricted Class B Shares for the Class B Executive Officers during the year ended December 31, 2011 is set forth below:

	Shares	Grant date fair value per Share
Total non-vested Class B Shares at December 31, 2010	166,117	$10.73
Vested	(77,335)	$10.73

Total non-vested Class B Shares at December 31, 2011	88,782	$10.73

(remaining average contractual term of approximately 2 years)

Class A Options [Member]
Summary of Changes in Intelsat Global's Options

A summary of the changes in Intelsat Global’s Class A share option grants for certain executive officers during the year ended December 31, 2011 is set forth below:

		Weighted average
	Options	exercise price
Class A share options outstanding at December 31, 2010	377,795	$100.00
Class A share options outstanding at December 31, 2011	377,795	$100.00

Class A share options exercisable at December 31, 2011	60,045	$100.00
(remaining average contractual term of approximately 7 years)

Rollover Options [Member]
Summary of Changes in Intelsat Global's Options

A summary of the changes in Intelsat Global’s rollover options outstanding during the year ended December 31, 2011 is set forth below:

	Options	Weighted average exercise price
Rollover options outstanding at December 31, 2010	147,247	$25.00
Cancelled and returned for cash	(6,009)	$25.00

Rollover options outstanding at December 31, 2011	141,238	$25.00

Rollover options exercisable at December 31, 2011	141,238	$25.00
(remaining average contractual term of approximately 5 years)

Retirement Plans and Other Retiree Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Reconciliation of Funded Status and Accumulated Benefit Obligation

The following summarizes the projected benefit obligations, plan assets and funded status of the defined benefit retirement plan, as well as the projected benefit obligations of the postretirement medical benefits provided under our medical plan (in thousands, except percentages):

	Year Ended December 31, 2010		Year Ended December 31, 2011
	Pension Benefits	Other Post- retirement Benefits	Pension Benefits	Other Post- retirement Benefits
Change in benefit obligation
Benefit obligation at beginning of period	$366,840	$84,849	$390,646	$96,312
Service cost	2,905	550	3,102	452
Interest cost	20,882	4,930	20,058	5,069
Employee contributions	—	430	—	418
Benefits paid	(18,791)	(4,410)	(20,219)	(3,652)
Actuarial (gain) loss	18,810	9,963	42,515	12,138

Benefit obligation at end of period	$390,646	$96,312	$436,102	$110,737

Change in plan assets
Plan assets at beginning of period	$208,300	$—	$225,766	$—
Employer contributions	7,304	3,980	26,296	3,234
Employee contributions	—	430	—	418
Actual return on plan assets	28,953	—	4,950	—
Benefits paid	(18,791)	(4,410)	(20,219)	(3,652)

Plan assets at fair value at end of period	$225,766	$—	$236,793	$—

Accrued benefit costs and funded status of the plans	$(164,880)	$(96,312)	$(199,309)	$(110,737)

Accumulated benefit obligation	$379,590		$424,957

Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	5.30%	5.38%	4.51%	4.57%
Salary rate	3.25%	—	3.25%	—

Weighted average assumptions used to determine net periodic benefit costs
Discount rate	5.88%	5.95%	5.30%	5.38%
Expected rate of return on plan assets	8.0%	—	8.0%	—
Rate of compensation increase	3.25%	—	3.25%	—

Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$5,852	$5,911	$4,328	$—
Prior service credits, net of tax	(2,184)	—	(109)	—

Total	$3,668	$5,911	$4,219	$—

Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$75,030	$7,609	$100,172	$13,195
Prior service credits, net of tax	(824)	—	(714)	—

Total	$74,206	$7,609	$99,458	$13,195

Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	$(6,862)	$—	$(13,990)	$(687)
Prior service credits	172	—	172	—

Total	$(6,690)	$—	$(13,818)	$(687)

Benefits Expected to be Paid Next Five Years

The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are as follows (in thousands):

	Pension Benefits	Other Post-retirement Benefits
2012	$26,928	$4,723
2013	25,121	5,171
2014	25,265	5,572
2015	26,146	6,034
2016	27,465	6,488
2017 to 2021	145,568	38,039

Total	$276,493	$66,027

Defined pension benefit plans [Member]
Components of Net Periodic Benefit Costs

Net periodic pension benefit costs included the following components (in thousands):

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Service cost	$2,326	$2,408
Interest cost	15,044	14,296
Expected return on plan assets	(14,796)	(15,422)
Amortization of unrecognized prior service credit	(129)	(129)
Amortization of unrecognized net loss	5,146	10,493

Net periodic costs	$7,591	$11,646

Net periodic pension benefit costs included the following components (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011

Service cost	$2,774	$2,905	$3,102
Interest cost	20,706	20,882	20,058
Expected return on plan assets	(20,573)	(19,421)	(19,729)
Amortization of unrecognized prior service cost	(172)	(172)	(172)
Amortization of unrecognized net loss	—	3,641	6,862

Total benefit	2,735	7,835	10,121
Curtailment gain	(55)	—	—

Net periodic costs after curtailment	$2,680	$7,835	$10,121

Other postretirement benefit plans [Member]
Components of Net Periodic Benefit Costs

Net periodic other postretirement benefit costs included the following components (in thousands):

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Service cost	$339	$266
Interest cost	3,802	3,719
Amortization of unrecognized net loss	—	515

Total costs	$4,141	$4,500

Net periodic other postretirement benefit costs included the following components (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Service cost	$781	$550	$452
Interest cost	4,810	4,930	5,069

Total costs	$5,591	$5,480	$5,521

Target and Actual Asset Allocation [Member]
Pension Plan Assets by Asset Category

The target and actual asset allocation of our pension plan assets was as follows:

	As of December 31, 2010		As of December 31, 2011
Asset Category	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Equity securities	65%	67%	38%	62%
Debt securities	35%	33%	47%	36%
Other securities	0%	0%	15%	2%

Total	100%	100%	100%	100%

Fair Value of Pension Plan Assets [Member]
Pension Plan Assets by Asset Category

The fair values of our pension plan assets by asset category are as follows (in thousands):

	Fair Value Measurements at December 31, 2010	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets	Quoted Prices in Active Markets for Identical Assets
Asset Category	(Level 1)	(Level 1)
Equity Securities
U.S. Large-Cap (1)	$97,217	$96,420
U.S. Small/Mid-Cap (2)	16,795	14,864
World Equity Ex-US (3)	36,339	34,577
Fixed Income Securities
Long Duration Bonds (4)	47,709	39,707
High Yield Bonds (5)	18,407	18,642
Emerging Market Fixed income (Non-US) (6)	8,968	9,708
Core Fixed Income (7)	—	15,113
Cash	—	2,963
Other Securities
Hedge Fund (8)	—	4,477
Income earned but not yet received	331	322

Total	$225,766	$236,793

(1)	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
(2)	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
(3)	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
(4)	Long duration bond fund seeks to duplicate the return characteristics of high quality corporate bonds with a duration range of 10-13 years. The fund’s investment strategy is designed to aid corporate pension plans with asset and liability management in order to reduce funding status volatility caused by changes in interest rates.
(5)	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
(6)	Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
(7)	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
(8)	Hedge fund seeks to provide returns that are different than (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds.

Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Service charges:
Billed	$252,483	$278,835
Unbilled	9,037	13,197
Other	10,579	60,169
Allowance for doubtful accounts	(21,748)	(20,830)

Total	$250,351	$331,371

Satellites and Other Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Satellites and Other Property and Equipment, Net

Satellites and other property and equipment, net were comprised of the following (in thousands):

	As of December 31, 2011	As of September 30, 2012
Satellites and launch vehicles	$7,825,259	$8,517,246
Information systems and ground segment	480,002	517,551
Buildings and other	284,742	291,875

Total cost	8,590,003	9,326,672
Less: accumulated depreciation	(2,447,272)	(2,923,594)

Total	$6,142,731	$6,403,078

Satellites and other property and equipment were comprised of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Satellites and launch vehicles	$7,145,919	$7,825,259
Information systems and ground segment	429,888	480,002
Buildings and other	282,633	284,742

Total cost	7,858,440	8,590,003
Less: accumulated depreciation	(1,861,157)	(2,447,272)

Total	$5,997,283	$6,142,731

Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets not Subject to Amortization

The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2010	As of December 31, 2011
Goodwill	$6,780,827	$6,780,827
Trade name	70,400	70,400
Orbital locations	2,387,700	2,387,700

Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization

The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consist of the following (in thousands):

	As of December 31, 2011			As of September 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Backlog and other	$743,760	$(456,604)	$287,156	$743,760	$(504,304)	$239,456
Customer relationships	534,030	(78,318)	455,712	534,030	(99,454)	434,576
Technology	2,700	(2,700)	—	2,700	(2,700)	—

Total	$1,280,490	$(537,622)	$742,868	$1,280,490	$(606,458)	$674,032

The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consisted of the following (in thousands):

	As of December 31, 2010			As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Backlog and other	$743,760	$(376,455)	$367,305	$743,760	$(456,604)	$287,156
Customer relationships	534,030	(53,017)	481,013	534,030	(78,318)	455,712
Technology	2,700	(2,700)	—	2,700	(2,700)	—

Total	$1,280,490	$(432,172)	$848,318	$1,280,490	$(537,622)	$742,868

Schedule of Amortization Charges of Intangible Assets	Scheduled amortization charges for the intangible assets over the next five years are as follows (in thousands):

Year	Amount
2012	$91,781
2013	82,311
2014	68,231
2015	60,215
2016	48,491

Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets Not Subject to Amortization

The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2011	As of September 30, 2012
Goodwill	$6,780,827	$6,780,827
Trade name	70,400	70,400
Orbital locations	2,387,700	2,387,700

Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Carrying Amounts and Fair Values of Notes Payable and Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2011		As of September 30, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$354,434	$353,550	$366,808
Unamortized discount on 6.5% Senior Notes	(51,471)	—	(32,257)	—

Total Intelsat S.A. obligations	302,079	354,434	321,293	366,808

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	2,706,825	2,805,000	2,955,909
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,502,986	2,340,292	2,502,986	2,656,419

Total Intelsat Luxembourg obligations	5,307,986	5,047,117	5,307,986	5,612,328

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,103,251	603,220	630,063
Unamortized premium on 11.25% Senior Notes	4,286	—	2,132	—
9.5% Senior Notes due June 2016	701,913	733,499	—	—
8.5% Senior Notes due November 2019	500,000	527,500	500,000	563,750
Unamortized discount on 8.5% Senior Notes	(3,545)	—	(3,303)	—
7.25% Senior Notes due October 2020	1,000,000	1,011,300	2,200,000	2,360,060
Unamortized premium on 7.25% Senior Notes	—	—	20,213	—
7.25% Senior Notes due April 2019	1,500,000	1,530,000	1,500,000	1,614,450
7.5% Senior Notes due April 2021	1,150,000	1,173,000	1,150,000	1,240,620
Senior Unsecured Credit Facilities due February 2014	195,152	182,468	195,152	190,039
New Senior Unsecured Credit Facilities due February 2014	810,876	758,169	810,876	803,416
Senior Secured Credit Facilities due April 2018	3,233,750	3,217,581	3,209,375	3,212,263
Unamortized discount on Senior Credit Facilities	(14,349)	—	(12,822)	—
Senior Secured Revolving Credit Facility	—	—	150,000	150,000

Total Intelsat Jackson obligations	10,126,303	10,236,768	10,324,843	10,764,661

New Dawn:
Senior Secured Debt Facility due 2017	109,625	109,625	14,070	14,070
Mezzanine Secured Debt Facility due 2019	82,580	82,580	68,508	68,508
10.5% Note Payable to Convergence Partners	502	502	—	—

Total New Dawn obligations	192,707	192,707	82,578	82,578

Horizons Holdings:
Loan Payable to JSAT	73,255	73,255	48,836	48,836

Total Horizons Holdings obligations	73,255	73,255	48,836	48,836

Total Intelsat S.A. long-term debt	16,002,330	$15,904,281	16,085,536	$16,875,211

Less:
Current portion of long-term debt	164,818		209,716

Total long-term debt, excluding current portion	$15,837,512		$15,875,820

The carrying amounts and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$368,152	$353,550	$354,434
Unamortized discount on 6.5% Senior Notes	(73,687)	—	(51,471)	—
7.625% Senior Notes due April 2012	485,841	510,133	—	—
Unamortized discount on 7.625% Senior Notes	(43,757)	—	—	—

Total Intelsat S.A. obligations	721,947	878,285	302,079	354,434

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	3,064,463	2,805,000	2,706,825
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,427,138	2,675,919	2,502,986	2,340,292

Total Intelsat Luxembourg obligations	5,232,138	5,740,382	5,307,986	5,047,117

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,129,457	1,048,220	1,103,251
Unamortized premium on 11.25% Senior Notes	4,990	—	4,286	—
11.5% Senior Notes due June 2016	284,595	305,940	—	—
9.5% Senior Notes due June 2016	701,913	740,518	701,913	733,499
9.25% Senior Notes due June 2016	55,035	59,509	—	—
8.5% Senior Notes due November 2019	500,000	543,750	500,000	527,500
Unamortized discount on 8.5% Senior Notes	(3,845)	—	(3,545)	—
7.25% Senior Notes due October 2020	1,000,000	1,010,000	1,000,000	1,011,300
7.25% Senior Notes due April 2019	—	—	1,500,000	1,530,000
7.5% Senior Notes due April 2021	—	—	1,150,000	1,173,000
Senior Unsecured Credit Facilities due February 2014	195,152	185,161	195,152	182,468
New Senior Unsecured Credit Facilities due February 2014	810,876	769,359	810,876	758,169
Senior Secured Credit Facilities due April 2018	—	—	3,233,750	3,217,581
Unamortized discount on Senior Credit Facilities	—	—	(14,349)	—

Total Intelsat Jackson obligations	4,596,936	4,743,694	10,126,303	10,236,768

Intermediate Holdco:
9.25% Senior Discount Notes due February 2015	4,545	4,681	—	—
9.5% Senior Discount Notes due February 2015	481,020	495,451	—	—

Total Intermediate Holdco obligations	485,565	500,132	—	—

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Intelsat Sub Holdco:
8.5% Senior Notes due January 2013	850,346	852,472	—	—
8.875% Senior Notes due January 2015	681,012	699,740	—	—
Senior Secured Credit Facilities due July 2013	330,960	328,478	—	—
8.875% Senior Notes due January 2015, Series B	400,000	411,000	—	—
Unamortized discount on 8.875% Senior Notes	(63,050)	—	—	—

Total Intelsat Sub Holdco obligations	2,199,268	2,291,690	—	—

New Dawn:
Senior Secured Debt Facility due 2017	84,773	84,773	109,625	109,625
Mezzanine Secured Debt Facility due 2019	62,819	62,819	82,580	82,580
10.5% Note Payable to Convergence Partners	—		502	502

Total New Dawn obligations	147,592	147,592	192,707	192,707

Intelsat Corp:
Senior Secured Credit Facilities due January 2014	1,715,522	1,709,517	—	—
Unamortized discount on Senior Secured Credit Facilities	(8,361)	—	—	—
Senior Secured Credit Facilities due July 2012	133,466	132,305	—	—
9.25% Senior Notes due August 2014	111,833	115,333	—	—
9.25% Senior Notes due June 2016	580,719	627,177	—	—

Total Intelsat Corp obligations	2,533,179	2,584,332	—	—

Horizons Holdings
Loan Payable to JSAT	—	—	73,255	73,255

Total Horizons Holdings obligations	—	—	73,255	73,255

Total Intelsat S.A. long-term debt	15,916,625	$16,886,107	16,002,330	$15,904,281

Less:
Current portion of long-term debt	94,723		164,818

Total current portion	94,723		164,818

Total long-term debt, excluding current portion	$15,821,902		$15,837,512

Schedule of Principal Repayments of Long-Term Debt

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2011 are as follows (in thousands):

Year	Amount
2012	$164,818
2013	411,067
2014	1,070,139
2015	47,317
2016	1,798,769
2017 and thereafter	12,575,299

Total principal repayments	16,067,409
Unamortized discounts and premium	(65,079)

Total Intelsat S.A. long-term debt	$16,002,330

Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Fair Value of Derivatives by Category

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011	September 30, 2012
Undesignated interest rate swaps	Other current liabilities	$14,828	$13,340
Undesignated interest rate swaps	Other long-term liabilities	80,690	76,485

Total derivatives		$95,518	$89,825

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2010	December 31, 2011
Undesignated interest rate swaps	Other current liabilities	$6,404	$14,828
Undesignated interest rate swaps	Other long-term liabilities	141,411	80,690

Put option embedded derivative	Other long-term liabilities	4,295	—

Total derivatives		$152,110	$95,518

Schedule of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations

The following table sets forth the effect of the derivative instruments on the condensed consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Undesignated interest rate swaps	Losses on derivative financial instruments	$28,458	$37,651
Put option embedded derivative	Losses on derivative financial instruments	(4,295)	—

Total losses on derivative financial instruments		$24,163	$37,651

The following table sets forth the effect of the derivative instruments on the consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Undesignated interest rate swaps	Losses on derivative financial instruments	$24,121	$99,814	$28,930
Put option embedded derivative	Losses on derivative financial instruments	(21,440)	(10,305)	(4,295)

Total losses on derivative financial instruments		$2,681	$89,509	$24,635

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Total Loss Before Income Taxes

The following table summarizes our total loss before income taxes (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Domestic income (loss) before income taxes	$114,380	$(446,738)	$(565,768)
Foreign income (loss) before income taxes	(885,042)	(87,409)	76,381

Total loss before income taxes	$(770,662)	$(534,147)	$(489,387)

Provision for (Benefit From) Income Taxes

The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Current income tax provision (benefit)
Domestic	$1,206	$(5,097)	$1,162
Foreign	47,111	23,942	23,011

Total	48,317	18,845	24,173

Deferred income tax provision (benefit):
Foreign	(36,918)	(45,223)	(79,566)

Total	(36,918)	(45,223)	(79,566)

Total income tax provision (benefit):	$11,399	$(26,378)	$(55,393)

Income Tax Provision (Benefit)

The income tax provision (benefit) was different from the amount computed using the Luxembourg statutory income tax rate of 28.80% for the reasons set forth in the following table (in thousands):

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011

Expected tax benefit at Luxembourg statutory income tax rate	$(220,332)	$(152,239)	$(140,944)
Foreign income tax differential	252,996	(166)	27,626
Nontaxable interest income	(41,368)	(45,482)	(102,758)
U.S. extraterritorial income exclusion tax benefit	(4,149)	(1,194)	(208)
U.S. extraterritorial income exclusion tax benefit - prior period adjustment	—	7,048	—
Change in tax rate	8,864	(7,948)	716
Medicare Part D subsidy	—	2,891	—
Nondeductible stock compensation expense	1,316	—	—
Changes in unrecognized tax benefits	11,434	(17,345)	(5,087)
Basis difference in WildBlue	(29,066)	—	—
Fair market value basis adjustment on Luxembourg assets and liabilities	(687,529)	(106,477)	—
Changes in valuation allowance	719,801	297,365	173,564
Tax effect of 2011 Intercompany Sale	—	—	(6,272)
Other	(568)	(2,831)	(2,030)

Total income tax provision	$11,399	$(26,378)	$(55,393)

Net Deferred Tax Balances

The following table details the composition of the net deferred tax balances as of December 31, 2010 and 2011 (in thousands).

	As of December 31, 2010	As of December 31, 2011

Current deferred taxes, net	$24,090	$26,058
Long-term deferred taxes, net	(484,076)	(265,181)
Other long-term assets	64,491	7,407

Net deferred taxes	$(395,495)	$(231,716)

Components of Net Deferred Tax Liability

The components of the net deferred tax liability were as follows (in thousands):

	As of December 31, 2010	As of December 31, 2011
Deferred tax assets:
Accruals and advances	$9,416	$37,592
Amortizable intangible assets	558,276	447,839
Non-amortizable intangible assets	85,219	85,219
Performance incentives	39,072	35,984
Sales-type leases	16,364	—
Customer deposits	58,533	56,605
Debt issuance costs	4,021	—
Bad debt reserve	7,146	1,668
Accrued retirement benefits	100,541	116,130
Interest rate swap	27,573	14,999
Satellites and other property and equipment	77,690	125,422
Disallowed Interest Expense	—	27,653
Net operating loss carryforward	337,727	626,507
Capital loss carryforward	19,741	22,680
Alternative minimum tax credit carryforward	16,345	16,345
Other	13,962	22,857

Total deferred tax assets	1,371,626	1,637,500

Deferred tax liabilities:
Satellites and other property and equipment	(275,282)	(79,706)
Amortizable intangible assets	(160,798)	(35,612)
Non-amortizable intangible assets	(241,233)	(268,087)
Debt obligations	(28,423)	—
Tax Basis Differences in Investments and Affiliates	—	(273,281)
Other	(10,653)	(8,008)

Total deferred tax liabilities	(716,389)	(664,694)

Valuation allowance	(1,050,732)	(1,204,522)

Total net deferred tax liabilities	$(395,495)	$(231,716)

Summary of Activity Related Unrecognized Tax Benefits

The following table summarizes the activity related to our unrecognized tax benefits (in thousands):

	2010	2011
Balance at January 1	$86,921	$71,981
Increases related to current year tax positions	5,283	3,665
Increases related to prior year tax positions	6,264	5,064
Decreases related to prior year tax positions	(20,686)	(14,259)
Expiration of statute of limitations for the assessment of taxes	(5,801)	(1,684)

Balance at December 31	$71,981	$64,767

Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Additional Expenditure and Expected Year of Payment

other contractual commitments. The additional expenditures as of December 31, 2011 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2012	$474,535	$28,279	$5,098	$(3,509)	$140,821	$645,224
2013	192,302	24,057	4,074	(3,302)	23,613	240,744
2014	79,396	22,577	3,176	(1,128)	13,929	117,950
2015	18,025	19,684	2,923	(27)	6,378	46,983
2016	19,752	17,433	2,903	(56)	1,193	41,225
2017 and thereafter	184,827	73,189	47,561	—	949	306,526

Total contractual commitments	$968,837	$185,219	$65,735	$(8,022)	$186,883	$1,398,652

Business and Geographic Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Geographic Distribution of Revenue

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
North America	47%	47%
Europe	16%	16%
Africa and Middle East	17%	16%
Latin America and Caribbean	14%	15%
Asia Pacific	6%	6%

The geographic distribution of our revenue was as follows:

	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
North America	46%	46%	47%
Europe	17%	16%	16%
Africa and Middle East	17%	18%	17%
Latin America and Caribbean	12%	13%	14%
Asia Pacific	8%	7%	6%

Schedule of Off-Network and On-Network Revenues

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Nine Months Ended September 30, 2011		Nine Months Ended September 30, 2012
On-Network Revenues
Transponder services	$1,422,163	74%	$1,447,797	75%
Managed services	212,432	11%	202,928	11%
Channel	80,377	4%	70,025	4%

Total on-network revenues	1,714,972	89%	1,720,750	89%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	178,942	9%	180,665	9%
Satellite-related services	41,601	2%	36,368	2%

Total off-network and other revenues	220,543	11%	217,033	11%

Total	$1,935,515	100%	$1,937,783	100%

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2009		Year Ended December 31, 2010		Year Ended December 31, 2011
On-Network Revenues
Transponder services	$1,795,477	71%	$1,839,047	72%	$1,907,768	74%
Managed services	338,607	14%	321,863	13%	294,078	11%
Channel	133,660	5%	119,924	5%	104,981	4%

Total on-network revenues	2,267,744	90%	2,280,834	90%	2,306,827	89%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	160,660	6%	221,663	9%	225,328	9%
Satelitte-related services	84,635	4%	42,155	1%	56,271	2%

Total off-network and other revenues	245,295	10%	263,818	10%	281,599	11%

Total	$2,513,039	100%	$2,544,652	100%	$2,588,426	100%

Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations
Note 17	Quarterly Results of Operations (unaudited)

	Quarter Ended
2010	March 31	June 30	September 30	December 31
Revenue	$621,140	$635,286	$644,256	$643,970
Income from operations	245,452	135,242	274,572	256,827
Net loss	(103,428)	(181,912)	(107,353)	(115,077)
Net loss attributable to Intelsat S.A.	(102,618)	(180,646)	(106,400)	(115,789)

	Quarter Ended
2011	March 31	June 30	September 30	December 31
Revenue	$640,188	$642,446	$652,881	$652,911
Income from operations	290,278	271,364	292,249	315,092
Net loss	(215,758)	(214,482)	(2,109)	(1,645)
Net loss attributable to Intelsat S.A.	(215,598)	(213,368)	(442)	(3,480)

Supplemental Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Balance Sheets

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$32	$92	$100,776	$130,346	$—	$231,246
Receivables, net of allowance	23	4	371	325,771	—	326,169
Deferred income taxes	—	—	—	25,925	—	25,925
Prepaid expenses and other current assets	804	6,266	153	46,635	(132)	53,726
Intercompany receivables	—	6,853	—	2,666,389	(2,673,242)	—

Total current assets	859	13,215	101,300	3,195,066	(2,673,374)	637,066
Satellites and other property and equipment, net	—	—	—	6,403,078	—	6,403,078
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	674,032	—	674,032
Investment in affiliates	(407,360)	4,921,442	17,563,967	1,010	(22,078,049)	1,010
Other assets	8,767	88,389	100,216	212,064	—	409,436

Total assets	$(397,734)	$5,023,046	$17,765,483	$19,724,177	$(24,751,423)	$17,363,549

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,524	$—	$612	$146,156	$(132)	$149,160
Accrued interest payable	9,575	77,102	248,080	2,073	—	336,830
Current portion of long-term debt	—	—	182,500	27,216	—	209,716
Deferred satellite performance incentives	—	—	—	19,772	—	19,772
Other current liabilities	—	—	12,727	145,820	—	158,547
Intercompany payables	487,679	—	2,185,563	—	(2,673,242)	—

Total current liabilities	499,778	77,102	2,629,482	341,037	(2,673,374)	874,025
Long-term debt, net of current portion	321,293	5,307,986	10,142,343	104,198	—	15,875,820
Deferred satellite performance incentives, net of current portion	—	—	—	157,992	—	157,992
Deferred revenue, net of current portion	—	—	—	807,164	—	807,164
Deferred income taxes	—	—	—	274,374	—	274,374
Accrued retirement benefits	—	—	—	284,450	—	284,450
Other long-term liabilities	—	43,809	72,216	183,760	—	299,785
Noncontrolling interest	—	—	—	8,744	—	8,744
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	8,773,388	(13,764,897)	5,000
Other shareholder’s equity (deficit)	(1,223,805)	(1,074,887)	598,969	8,789,070	(8,313,152)	(1,223,805)

Total liabilities and shareholder’s equity (deficit)	$(397,734)	$5,023,046	$17,765,483	$19,724,177	$(24,751,423)	$17,363,549

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$2,269	$291,012	$0	$294,700
Restricted cash	0	0	0	94,131	0	94,131
Receivables, net of allowance	41	0	0	331,330	0	331,371
Deferred income taxes	0	0	0	26,058	0	26,058
Prepaid expenses and other current assets	551	16	37	42,330	0	42,934
Intercompany receivables	0	6,249	0	897,410	(903,659)	0

Total current assets	1,103	7,173	2,306	1,682,271	(903,659)	789,194
Satellites and other property and equipment, net	0	0	0	6,142,731	0	6,142,731
Goodwill	0	0	0	6,780,827	0	6,780,827
Non-amortizable intangible assets	0	0	0	2,458,100	0	2,458,100
Amortizable intangible assets, net	0	0	0	742,868	0	742,868
Investment in affiliates	(303,483)	5,177,192	15,832,505	1,010	(20,706,214)	1,010
Other assets	5,356	99,680	95,708	246,280	(348)	446,676

Total assets	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$450	$195,252	$0	$198,176
Accrued interest payable	3,831	227,953	125,714	1,838	0	359,336
Current portion of long-term debt	0	0	32,500	132,318	0	164,818
Deferred satellite performance incentives	0	0	0	17,715	0	17,715
Other current liabilities	0	0	3,195	137,874	0	141,069
Intercompany payables	487,031	0	416,628	0	(903,659)	0

Total current liabilities	493,346	227,943	578,487	484,997	(903,659)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	133,645	0	15,837,512
Deferred satellite performance incentives, net of current portion	0	0	0	113,974	0	113,974
Deferred revenue, net of current portion	0	0	0	724,413	0	724,413
Deferred income taxes	0	0	0	265,181	0	265,181
Accrued retirement benefits	0	0	0	305,902	0	305,902
Other long-term liabilities	0	49,673	81,038	192,372	(348)	322,735
Noncontrolling interest	0	0	0	3,024	0	3,024
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	9,576,008	(14,567,517)	5,000
Other shareholder’s equity (deficit)	(1,097,449)	(970,593)	854,719	6,254,571	(6,138,697)	(1,097,449)

Total liabilities and shareholder’s equity (deficit)	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$32	$92	$175,412	$74,635	$55,710	$(74,635)	$231,246
Receivables, net of allowance	23	4	229,450	229,079	96,692	(229,079)	326,169
Deferred income taxes	—	—	23,829	23,829	2,096	(23,829)	25,925
Prepaid expenses and other current assets	804	6,266	29,828	29,675	17,175	(30,022)	53,726
Intercompany receivables	—	6,853	514,235	2,699,798	—	(3,220,886)	—

Total current assets	859	13,215	972,754	3,057,016	171,673	(3,578,451)	637,066
Satellites and other property and equipment, net	—	—	6,152,026	6,152,026	267,584	(6,168,558)	6,403,078
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	674,032	674,032	—	(674,032)	674,032
Investment in affiliates	(407,188)	4,921,614	213,159	213,159	10	(4,939,744)	1,010
Other assets	8,767	88,389	282,649	182,432	23,404	(176,205)	409,436

Total assets	$(397,562)	$5,023,218	$17,533,547	$19,517,592	$462,671	$(24,775,917)	$17,363,549

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,524	$—	$118,587	$117,976	$28,396	$(118,323)	$149,160
Accrued interest payable	9,575	77,102	249,874	1,794	279	(1,794)	336,830
Current portion of long-term debt	—	—	182,500	—	27,216	—	209,716
Deferred satellite performance incentives	—	—	18,542	18,542	1,230	(18,542)	19,772
Other current liabilities	—	—	149,338	136,609	10,542	(137,942)	158,547
Intercompany payables	487,679	—	—	—	33,409	(521,088)	—

Total current liabilities	499,778	77,102	718,841	274,921	101,072	(797,689)	874,025
Long-term debt, net of current portion	321,293	5,307,986	10,142,343	—	104,198	—	15,875,820
Deferred satellite performance incentives, net of current portion	—	—	155,752	155,752	2,240	(155,752)	157,992
Deferred revenue, net of current portion	—	—	814,162	814,162	7,999	(829,159)	807,164
Deferred income taxes	—	—	251,962	251,962	16,215	(245,765)	274,374
Accrued retirement benefits	—	—	284,450	284,450	—	(284,450)	284,450
Other long-term liabilities	—	43,809	244,423	172,207	11,553	(172,207)	299,785
Noncontrolling interest	—	—	—	—	8,744	—	8,744
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	8,773,388	24	(13,764,966)	5,000
Other shareholder’s equity (deficit)	(1,223,633)	(1,074,715)	599,096	8,790,750	210,626	(8,525,929)	(1,223,805)

Total liabilities and shareholder’s equity (deficit)	$(397,562)	$5,023,218	$17,533,547	$19,517,592	$462,671	$(24,775,917)	$17,363,549

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700
Restricted cash	0	0	0	0	94,131	0	94,131
Receivables, net of allowance	41	0	217,082	217,082	114,248	(217,082)	331,371
Deferred income taxes	0	0	23,944	23,944	2,114	(23,944)	26,058
Prepaid expenses and other current assets	551	16	27,985	27,949	15,216	(28,783)	42,934
Intercompany receivables	0	6,249	523,329	939,957	0	(1,469,535)	0

Total current assets	1,103	7,173	1,032,515	1,446,838	278,815	(1,977,250)	789,194
Satellites and other property and equipment, net	0	0	5,869,027	5,869,027	291,182	(5,886,505)	6,142,731
Goodwill	0	0	6,780,827	6,780,827	0	(6,780,827)	6,780,827
Non-amortizable intangible assets	0	0	2,458,100	2,458,100	0	(2,458,100)	2,458,100
Amortizable intangible assets, net	0	0	742,868	742,868	0	(742,868)	742,868
Investment in affiliates	(303,383)	5,177,292	218,048	218,048	10	(5,309,005)	1,010
Other assets	5,356	99,680	293,032	197,322	42,728	(191,442)	446,676

Total assets	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$168,577	$168,126	$27,960	$(168,961)	$198,176
Accrued interest payable	3,831	227,953	126,646	932	906	(932)	359,336
Current portion of long-term debt	0	0	32,500	0	132,318	0	164,818
Deferred satellite performance incentives	0	0	16,339	16,339	1,376	(16,339)	17,715
Other current liabilities	0	0	121,327	118,131	21,074	(119,463)	141,069
Intercompany payables	487,031	0	0	0	42,547	(529,578)	0

Total current liabilities	493,346	227,943	465,389	303,528	226,181	(835,273)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	0	133,645	0	15,837,512
Deferred satellite performance incentives, net of current portion	0	0	110,982	110,982	2,992	(110,982)	113,974
Deferred revenue, net of current portion	0	0	731,560	731,560	8,850	(747,557)	724,413
Deferred income taxes	0	0	244,216	244,216	14,785	(238,036)	265,181
Accrued retirement benefits	0	0	305,902	305,902	0	(305,902)	305,902
Other long-term liabilities	0	49,673	265,274	184,237	8,136	(184,585)	322,735
Noncontrolling interest	0	0	0	0	3,024	0	3,024
Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	9,576,008	24	(14,567,586)	5,000
Other shareholder’s equity (deficit)	(1,097,349)	(970,493)	854,774	6,256,597	215,098	(6,356,076)	(1,097,449)

Total liabilities and shareholder’s equity (deficit)	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$2,269	$291,012	$—	$294,700
Restricted cash	—	—	—	94,131	—	94,131
Receivables, net of allowance	41	—	—	331,330	—	331,371
Deferred income taxes	—	—	—	26,058	—	26,058
Prepaid expenses and other current assets	551	16	37	42,330	—	42,934
Intercompany receivables	—	6,249	—	897,410	(903,659)	—

Total current assets	1,103	7,173	2,306	1,682,271	(903,659)	789,194

Satellites and other property and equipment, net	—	—	—	6,142,731	—	6,142,731
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	742,868	—	742,868
Investment in affiliates	(303,483)	5,177,192	15,832,505	1,010	(20,706,214)	1,010
Other assets	5,356	99,680	95,708	246,280	(348)	446,676

Total assets	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$450	$195,252	$—	$198,176
Accrued interest payable	3,831	227,953	125,714	1,838	—	359,336
Current portion of long-term debt	—	—	32,500	132,318	—	164,818
Deferred satellite performance incentives	—	—	—	17,715	—	17,715
Other current liabilities	—	—	3,195	137,874	—	141,069
Intercompany payables	487,031	—	416,628	—	(903,659)	—

Total current liabilities	493,346	227,943	578,487	484,997	(903,659)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	133,645	—	15,837,512
Deferred satellite performance incentives, net of current portion	—	—	—	113,974	—	113,974
Deferred revenue, net of current portion	—	—	—	724,413	—	724,413
Deferred income taxes	—	—	—	265,181	—	265,181
Accrued retirement benefits	—	—	—	305,902	—	305,902
Other long-term liabilities	—	49,673	81,038	192,372	(348)	322,735

Noncontrolling interest	—	—	—	3,024	—	3,024

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	9,576,008	(14,567,517)	5,000
Other shareholder’s equity (deficit)	(1,097,449)	(970,593)	854,719	6,254,571	(6,138,697)	(1,097,449)

Total liabilities and shareholder’s equity	$(297,024)	$5,284,045	$15,930,519	$18,054,087	$(21,610,221)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$126,605	$548,993	$—	$692,930
Receivables, net of allowance	4,962	—	25	245,364	—	250,351
Deferred income taxes	—	—	—	24,090	—	24,090
Prepaid expenses and other current assets	608	16	9	31,184	—	31,817
Intercompany receivables	—	—	—	660,379	(660,379)	—

Total current assets	12,885	10,033	126,639	1,510,010	(660,379)	999,188

Satellites and other property and equipment, net	—	—	—	5,997,283	—	5,997,283
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	848,318	—	848,318
Investment in affiliates	498,926	5,896,195	10,588,831	81,764	(16,983,952)	81,764
Other assets	11,616	113,290	41,845	260,136	—	426,887

Total assets	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$2,111	$175,641	$—	$178,543
Accrued interest payable	11,651	229,242	43,025	119,528	—	403,446
Current portion of long-term debt	—	—	—	94,723	—	94,723
Deferred satellite performance incentives	—	—	—	16,693	—	16,693
Other current liabilities	—	—	1,274	146,155	—	147,429
Intercompany payables	486,065	450	173,864	—	(660,379)	—

Total current liabilities	498,519	229,680	220,274	552,740	(660,379)	840,834

Long-term debt, net of current portion	721,947	5,232,138	4,596,936	5,270,881	—	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	—	132,884	—	132,884
Deferred revenue, net of current portion	—	—	—	407,103	—	407,103
Deferred income taxes	—	—	—	484,076	—	484,076
Accrued retirement benefits	—	—	—	257,455	—	257,455
Other long-term liabilities	—	56,872	43,910	225,749	—	326,531

Noncontrolling interest	—	—	—	18,621	—	18,621

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,037	4,959,000	3,602,044	(9,230,081)	5,000
Other shareholder’s equity (deficit)	(702,039)	(168,209)	937,195	6,984,885	(7,753,871)	(702,039)

Total liabilities and shareholder’s equity	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents, net of restricted cash	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700
Restricted cash	—	—	—	—	94,131	—	94,131
Receivables, net of allowance	41	—	217,082	217,082	114,248	(217,082)	331,371
Deferred income taxes	—	—	23,944	23,944	2,114	(23,944)	26,058
Prepaid expenses and other current assets	551	16	27,985	27,949	15,216	(28,783)	42,934
Intercompany receivables	—	6,249	523,329	939,957	—	(1,469,535)	—

Total current assets	1,103	7,173	1,032,515	1,446,838	278,815	(1,977,250)	789,194

Satellites and other property and equipment, net	—	—	5,869,027	5,869,027	291,182	(5,886,505)	6,142,731
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	742,868	742,868	—	(742,868)	742,868
Investment in affiliates	(303,383)	5,177,292	218,048	218,048	10	(5,309,005)	1,010
Other assets	5,356	99,680	293,032	197,322	42,728	(191,442)	446,676

Total assets	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,484	$(10)	$168,577	$168,126	$27,960	$(168,961)	$198,176
Accrued interest payable	3,831	227,953	126,646	932	906	(932)	359,336
Current portion of long-term debt	—	—	32,500	—	132,318	—	164,818
Deferred satellite performance incentives	—	—	16,339	16,339	1,376	(16,339)	17,715
Other current liabilities	—	—	121,327	118,131	21,074	(119,463)	141,069
Intercompany payables	487,031	—	—	—	42,547	(529,578)	—

Total current liabilities	493,346	227,943	465,389	303,528	226,181	(835,273)	881,114
Long-term debt, net of current portion	302,079	5,307,986	10,093,802	—	133,645	—	15,837,512
Deferred satellite performance incentives, net of current portion	—	—	110,982	110,982	2,992	(110,982)	113,974
Deferred revenue, net of current portion	—	—	731,560	731,560	8,850	(747,557)	724,413
Deferred income taxes	—	—	244,216	244,216	14,785	(238,036)	265,181
Accrued retirement benefits	—	—	305,902	305,902	—	(305,902)	305,902
Other long-term liabilities	—	49,673	265,274	184,237	8,136	(184,585)	322,735

Noncontrolling interest	—	—	—	—	3,024	—	3,024

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	9,576,008	24	(14,567,586)	5,000
Other shareholder’s equity (deficit)	(1,097,349)	(970,493)	854,774	6,256,597	215,098	(6,356,076)	(1,097,449)

Total liabilities and shareholder’s equity	$(296,924)	$5,284,145	$17,394,417	$17,713,030	$612,735	$(23,345,997)	$17,361,406

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930
Receivables, net of allowance	4,962	—	198,186	198,161	47,203	(198,161)	250,351
Deferred income taxes	—	—	12,479	12,479	11,611	(12,479)	24,090
Prepaid expenses and other current assets	608	16	20,556	20,548	12,644	(22,555)	31,817
Intercompany receivables	—	—	647,961	821,825	—	(1,469,786)	—

Total current assets	12,885	10,033	1,474,654	1,521,880	151,584	(2,171,848)	999,188

Satellites and other property and equipment, net	—	—	5,722,302	5,722,302	290,773	(5,738,094)	5,997,283
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	848,318	848,318	—	(848,318)	848,318
Investment in affiliates	498,926	5,896,195	122,454	122,454	10	(6,558,275)	81,764
Other assets	11,616	113,290	279,564	237,719	18,138	(233,440)	426,887

Total assets	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$154,820	$152,708	$24,939	$(154,715)	$178,543
Accrued interest payable	11,651	229,242	162,284	119,260	269	(119,260)	403,446
Current portion of long-term debt	—	—	94,723	94,723	—	(94,723)	94,723
Deferred satellite performance incentives	—	—	15,623	15,623	1,070	(15,623)	16,693
Other current liabilities	—	—	123,040	121,766	24,389	(121,766)	147,429
Intercompany payables	486,065	450	—	—	161,444	(647,959)	—

Total current liabilities	498,519	229,680	550,490	504,080	212,111	(1,154,046)	840,834
Long-term debt, net of current portion	721,947	5,232,138	9,720,225	5,123,289	147,592	(5,123,289)	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	128,956	128,956	3,928	(128,956)	132,884
Deferred revenue, net of current portion	—	—	416,753	416,753	8,143	(434,546)	407,103
Deferred income taxes	—	—	461,146	461,146	16,652	(454,868)	484,076
Accrued retirement benefits	—	—	257,455	257,455	—	(257,455)	257,455
Other long-term liabilities	—	56,873	254,999	211,088	14,659	(211,088)	326,531

Noncontrolling interest	—	—	—	—	18,621	—	18,621

Shareholder’s equity (deficit):
Ordinary shares	5,000	669,036	4,959,045	3,602,046	26	(9,230,153)	5,000
Other shareholder’s equity (deficit)	(702,039)	(168,209)	937,150	6,986,787	38,773	(7,794,501)	(702,039)

Total liabilities and shareholder’s equity	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

(Certain totals may not add due to the effects of rounding)

Schedule of Condensed Consolidating Statement of Operations

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$20,528	$1,937,789	$(20,534)	$1,937,783

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	—	327,751	(20,527)	307,224
Selling, general and administrative	2,902	18,992	1,105	128,308	(7)	151,300
Depreciation and amortization	—	—	17,104	550,368	—	567,472
Losses on derivative financial instruments	—	—	36,053	1,598	—	37,651

Total operating expenses	2,902	18,992	54,262	1,008,025	(20,534)	1,063,647

Income (loss) from operations	(2,902)	(18,992)	(33,734)	929,764	—	874,136
Interest (income) expense, net	47,156	457,983	610,347	(165,413)	—	950,073
Loss on early extinguishment of debt	—	—	(43,385)	(3,104)	—	(46,489)
Subsidiary income (loss)	(71,870)	412,763	1,100,236	—	(1,441,129)	—
Other income (expense), net	(13)	(1)	(7)	39	(21,000)	(20,982)

Income (loss) before income taxes	(121,941)	(64,213)	412,763	1,092,112	(1,462,129)	(143,408)
Benefit from income taxes	—	—	—	(1,110)	—	(1,110)

Net income (loss)	(121,941)	(64,213)	412,763	1,093,222	(1,462,129)	(142,298)
Net income attributable to noncontrolling interest	—	—	—	(643)	—	(643)

Net income (loss) attributable to Intelsat S.A.	$(121,941)	$(64,213)	$412,763	$1,092,579	$(1,462,129)	$(142,941)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$0	$0	$0	$1,935,515	$0	$1,935,515

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	0	0	0	316,749	0	316,749
Selling, general and administrative	3,982	19,049	820	133,665	0	157,516
Depreciation and amortization	0	0	0	583,196	0	583,196
Losses on derivative financial instruments	0	0	23,716	447	0	24,163

Total operating expenses	3,982	19,049	24,536	1,034,057	0	1,081,624

Income (loss) from operations	(3,982)	(19,049)	(24,536)	901,458	0	853,891
Interest expense, net	58,011	460,023	442,774	31,276	0	992,084
Loss on early extinguishment of debt	(78,960)	0	(28,963)	(218,260)	0	(326,183)
Subsidiary income (loss)	(288,455)	197,706	693,978	0	(603,229)	0
Loss from previously unconsolidated affiliates	0	0	0	(24,658)	0	(24,658)
Other income (expense), net	0	(1)	1	7,753	0	7,753

Income (loss) before income taxes	(429,408)	(281,367)	197,706	635,017	(603,229)	(481,281)
Benefit from income taxes	0	0	0	(48,931)	0	(48,931)

Net income (loss)	(429,408)	(281,367)	197,706	683,948	(603,229)	(432,350)
Net loss attributable to noncontrolling interest	0	0	0	2,942	0	2,942

Net income (loss) attributable to Intelsat S.A.	$(429,408)	$(281,367)	$197,706	$686,890	$(603,229)	$(429,408)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$1,718,186	$1,718,190	$543,803	$(2,042,396)	$1,937,783

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	194,870	215,397	436,559	(539,602)	307,224
Selling, general and administrative	2,902	18,992	93,022	91,921	36,384	(91,921)	151,300
Depreciation and amortization	—	—	538,371	521,267	30,046	(522,212)	567,472
Losses on derivative financial instruments	—	—	36,053	—	1,598	—	37,651

Total operating expenses	2,902	18,992	862,316	828,585	504,587	(1,153,735)	1,063,647

Income (loss) from operations	(2,902)	(18,992)	855,870	889,605	39,216	(888,661)	874,136
Interest (income) expense, net	47,156	457,983	434,154	(176,193)	10,780	176,193	950,073
Loss on early extinguishment of debt	—	—	(43,385)	—	(3,104)	—	(46,489)
Subsidiary income (loss)	(71,798)	412,835	24,538	24,538	—	(390,113)	—
Other income (expense), net	(13)	(1)	5,328	5,334	(4,296)	(27,334)	(20,982)

Income (loss) before income taxes	(121,869)	(64,141)	408,197	1,095,670	21,036	(1,482,301)	(143,408)
Provision for (benefit from) income taxes	—	—	(4,638)	(4,638)	3,512	4,654	(1,110)

Net income (loss)	(121,869)	(64,141)	412,835	1,100,308	17,524	(1,486,955)	(142,298)
Net income attributable to noncontrolling interest	—	—	—	—	(643)	—	(643)

Net income (loss) attributable to Intelsat, S.A.	$(121,869)	$(64,141)	$412,835	$1,100,308	$16,881	$(1,486,955)	$(142,941)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$0	$0	$1,714,752	$1,714,752	$508,811	$(2,002,800)	$1,935,515

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	0	0	191,443	191,443	413,354	(479,491)	316,749
Selling, general and administrative	3,982	19,049	100,456	99,637	34,029	(99,637)	157,516
Depreciation and amortization	0	0	558,503	558,503	25,008	(558,818)	583,196
(Gains) losses on derivative financial instruments	0	0	19,255	(4,461)	4,908	4,461	24,163

Total operating expenses	3,982	19,049	869,657	845,122	477,299	(1,133,485)	1,081,624

Income (loss) from operations	(3,982)	(19,049)	845,095	869,630	31,512	(869,315)	853,891
Interest expense, net	58,011	460,023	467,479	24,705	6,571	(24,705)	992,084
Loss on early extinguishment of debt	(78,960)	0	(247,223)	(218,261)	0	218,261	(326,183)
Subsidiary income (loss)	(288,325)	197,836	37,595	37,595	0	15,299	0
Loss from previously unconsolidated affiliates	0	0	(24,658)	(24,658)	0	24,658	(24,658)
Other income (expense), net	0	(1)	2,336	2,336	5,863	(2,781)	7,753

Income (loss) before income taxes	(429,278)	(281,237)	145,666	641,937	30,804	(589,173)	(481,281)
Provision for (benefit from) income taxes	0	0	(52,170)	(52,170)	3,239	52,170	(48,931)

Net income (loss)	(429,278)	(281,237)	197,836	694,107	27,565	(641,343)	(432,350)
Net loss attributable to noncontrolling interest	0	0	0	0	2,942	0	2,942

Net income (loss) attributable to Intelsat S.A.	$(429,278)	$(281,237)	$197,836	$694,107	$30,507	$(641,343)	$(429,408)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$5,221	$—	$—	$2,588,443	$(5,238)	$2,588,426

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	422,398	(5,219)	417,179
Selling, general and administrative	5,691	25,302	955	176,260	(19)	208,189
Depreciation and amortization	—	—	—	769,440	—	769,440
Losses on derivative financial instruments	—	—	24,265	370	—	24,635

Total operating expenses	5,691	25,302	25,220	1,368,468	(5,238)	1,419,443

Income (loss) from operations	(470)	(25,302)	(25,220)	1,219,975	—	1,168,983
Interest expense, net	72,915	612,560	593,975	30,034	—	1,309,484
Loss on early extinguishment of debt	(78,960)	—	(28,963)	(218,260)	—	(326,183)
Subsidiary income (loss)	(280,553)	369,951	1,018,107	—	(1,107,505)	—
Loss from previously unconsolidated affiliates	—	—	—	(24,658)	—	(24,658)
Other income (loss), net	10	(1)	2	1,944	—	1,955

Income (loss) before income taxes	(432,888)	(267,912)	369,951	948,967	(1,107,505)	(489,387)
Benefit from income taxes	—	—	—	(55,393)	—	(55,393)

Net income (loss)	(432,888)	(267,912)	369,951	1,004,360	(1,107,505)	(433,994)
Net loss attributable to noncontrolling interest	—	—	—	1,106	—	1,106

Net income (loss) attributable to Intelsat S.A.	$(432,888)	$(267,912)	$369,951	$1,005,466	$(1,107,505)	$(432,888)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$—	$—	$—	$2,544,652	$—	$2,544,652

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	413,400	—	413,400
Selling, general and administrative	4,054	25,204	376	190,573	—	220,207
Depreciation and amortization	—	—	—	798,817	—	798,817
Impairment of asset value	—	—	—	110,625	—	110,625
Losses on derivative financial instruments	—	—	35,942	53,567	—	89,509

Total operating expenses	4,054	25,204	36,318	1,566,982	—	1,632,558

Income (loss) from operations	(4,054)	(25,204)	(36,318)	977,670	—	912,094
Interest expense, net	123,482	611,213	331,155	313,169	—	1,379,019
Loss on early extinguishment of debt	—	—	—	(76,849)	—	(76,849)
Subsidiary income (loss)	(415,901)	234,134	550,951	—	(369,184)	—
Other income, net	—	—		9,627	—	9,627

Income (loss) before income taxes	(543,437)	(402,283)	183,478	597,279	(369,184)	(534,147)
Provision for (benefit from) income taxes	(37,985)	(14,090)	(50,656)	76,353	—	(26,378)

Net income (loss)	(505,452)	(388,193)	234,134	520,926	(369,184)	(507,769)
Net loss attributable to noncontrolling interest	—	—	—	2,317	—	2,317

Net income (loss) attributable to Intelsat S.A.	$(505,452)	$(388,193)	$234,134	$523,243	$(369,184)	$(505,452)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Revenue	$—	$—	$—	$2,513,039	$—	$2,513,039

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	401,826	—	401,826
Selling, general and administrative	28,029	23,273	224	208,418	—	259,944
Depreciation and amortization	—	—	—	804,037	—	804,037
Impairment of asset value	—	—	—	499,100	—	499,100
(Gains) losses on derivative financial instruments	—	—	4,672	(1,991)	—	2,681

Total operating expenses	28,029	23,273	4,896	1,911,390	—	1,967,588

Income (loss) from operations	(28,029)	(23,273)	(4,896)	601,649	—	545,451
Interest expense, net	104,311	622,058	291,908	345,746	(1,200)	1,362,823
Gain (loss) on early extinguishment of debt	(74,483)	19,676	—	60,704	(1,200)	4,697
Subsidiary income (loss)	(536,884)	128,646	476,106	—	(67,868)	—
Other income (expense), net	—	(1)		42,014	—	42,013

Income (loss) before income taxes	(743,707)	(497,010)	179,302	358,621	(67,868)	(770,662)
Provision for (benefit from) income taxes	37,985	14,133	50,656	(91,375)	—	11,399

Net income (loss)	(781,692)	(511,143)	128,646	449,996	(67,868)	(782,061)
Net loss attributable to noncontrolling interest	—	—	—	369	—	369

Net income (loss) attributable to Intelsat S.A.	$(781,692)	$(511,143)	$128,646	$450,365	$(67,868)	$(781,692)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$5,221	$—	$2,292,284	$2,292,289	$695,652	$(2,697,020)	$2,588,426

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	262,753	262,753	559,142	(667,469)	417,179
Selling, general and administrative	5,691	25,302	128,301	127,351	48,908	(127,364)	208,189
Depreciation and amortization	—	—	737,413	737,413	32,657	(738,043)	769,440

(Gains) losses on derivative financial instruments	—	—	19,804	(4,461)	4,831	4,461	24,635

Total operating expenses	5,691	25,302	1,148,271	1,123,056	645,538	(1,528,415)	1,419,443

Income (loss) from operations	(470)	(25,302)	1,144,013	1,169,233	50,114	(1,168,605)	1,168,983
Interest expense, net	72,915	612,560	613,080	19,106	10,929	(19,106)	1,309,484
Loss on early extinguishment of debt	(78,960)	—	(247,223)	(218,260)	—	218,260	(326,183)
Subsidiary income (loss)	(280,453)	370,051	57,280	57,280	—	(204,158)	—
Loss from previously unconsolidated affiliates	—	—	(24,658)	(24,658)	—	24,658	(24,658)
Other income (expense), net	10	(1)	(14,404)	(14,404)	17,125	13,629	1,955

Income (loss) before income taxes	(432,788)	(267,812)	301,928	950,085	56,310	(1,097,110)	(489,387)
Provision for (benefit from) income taxes	—	—	(68,123)	(68,123)	12,777	68,076	(55,393)

Net income (loss)	(432,788)	(267,812)	370,051	1,018,208	43,533	(1,165,186)	(433,994)
Net loss attributable to noncontrolling interest	—	—	—	—	1,106	—	1,106

Net income (loss) attributable to Intelsat, S.A.	$(432,788)	$(267,812)	$370,051	$1,018,208	$44,639	$(1,165,186)	$(432,888)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,279,437	$2,279,437	$628,777	$(2,642,999)	$2,544,652

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	257,553	257,553	519,408	(621,114)	413,400
Selling, general and administrative	4,054	25,204	129,216	128,839	61,734	(128,840)	220,207
Depreciation and amortization	—	—	771,473	771,473	27,344	(771,473)	798,817
Impairment of asset value	—	—	110,625	110,625	—	(110,625)	110,625
Losses on derivative financial instruments	—	—	80,490	44,548	9,019	(44,548)	89,509

Total operating expenses	4,054	25,204	1,349,357	1,313,038	617,505	(1,676,600)	1,632,558

Income (loss) from operations	(4,054)	(25,204)	930,080	966,399	11,272	(966,399)	912,094
Interest expense, net	123,482	611,213	641,039	309,882	3,285	(309,882)	1,379,019
Loss on early extinguishment of debt	—	—	(76,849)	(76,849)	—	76,849	(76,849)
Subsidiary income (loss)	(415,901)	234,134	25,836	25,836	—	130,095	—
Other income, net	—	—	7,790	7,788	1,837	(7,788)	9,627

Income (loss) before income taxes	(543,437)	(402,283)	245,818	613,292	9,824	(457,361)	(534,147)
Provision for (benefit from) income taxes	(37,985)	(14,090)	11,684	62,340	14,013	(62,340)	(26,378)

Net income (loss)	(505,452)	(388,193)	234,134	550,952	(4,189)	(395,021)	(507,769)
Net loss attributable to noncontrolling interest	—	—	—	—	2,317	—	2,317

Net income (loss) attributable to Intelsat, S.A.	$(505,452)	$(388,193)	$234,134	$550,952	$(1,872)	$(395,021)	$(505,452)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,316,133	$2,316,133	$525,821	$(2,645,048)	$2,513,039

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	23	282,362	282,362	448,355	(611,276)	401,826
Selling, general and administrative	28,029	23,250	146,591	146,367	62,074	(146,367)	259,944
Depreciation and amortization	—	—	777,831	777,831	26,206	(777,831)	804,037
Impairment of asset value	—	—	499,100	499,100	—	(499,100)	499,100
(Gains) losses on derivative financial instruments	—	—	1,088	(3,584)	1,593	3,584	2,681

Total operating expenses	28,029	23,273	1,706,972	1,702,076	538,228	(2,030,990)	1,967,588

Income (loss) from operations	(28,029)	(23,273)	609,161	614,057	(12,407)	(614,058)	545,451
Interest expense, net	104,311	622,058	631,857	339,949	5,798	(341,150)	1,362,823
Gain (loss) on early extinguishment of debt	(74,483)	19,676	60,704	60,704	—	(61,904)	4,697
Subsidiary income (loss)	(536,884)	128,646	4,501	4,501	—	399,236	—
Other income (expense), net	—	(1)	34,377	34,377	7,637	(34,377)	42,013

Income (loss) before income taxes	(743,707)	(497,010)	76,886	373,690	(10,568)	30,047	(770,662)
Provision for (benefit from) income taxes	37,985	14,133	(51,760)	(102,416)	11,041	102,416	11,399

Net income (loss)	(781,692)	(511,143)	128,646	476,106	(21,609)	(72,369)	(782,061)
Net loss attributable to noncontrolling interest	—	—	—	—	369	—	369

Net income (loss) attributable to Intelsat, S.A.	$(781,692)	$(511,143)	$128,646	$476,106	$(21,240)	$(72,369)	$(781,692)

(Certain totals may not add due to the effects of rounding)

Schedule of Condensed Consolidating Statement of Cash Flows

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(15,767)	$(626,643)	$184,445	$1,017,528	$—	$559,563

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(715,101)	—	(715,101)
Disbursements for intercompany loans	—	—	—	(145,286)	145,286	—
Loan to affiliated party	—	—	—	(10,000)	—	(10,000)
Investment in subsidiaries	(4,889)	—	(42,491)	—	47,380	—
Dividend from affiliates	18,390	644,218	316,500	—	(979,108)	—

Net cash provided by (used in) investing activities	13,501	644,218	274,009	(870,387)	(786,442)	(725,101)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(1,461,288)	(27,725)	—	(1,489,013)
Proceeds from issuance of long-term debt	—	—	1,661,000	—	—	1,661,000
Proceeds from intercompany borrowing	1,800	—	143,486	—	(145,286)	—
Debt issuance costs	—	—	(19,444)	—	—	(19,444)
Payment of premium on early retirement of debt	—	—	(39,477)	—	—	(39,477)
Principal payments on deferred satellite performance incentives	—	—	—	(11,666)	—	(11,666)
Capital contribution from parent	—	—	—	47,380	(47,380)	—
Dividends to shareholders	—	(18,390)	(644,218)	(316,500)	979,108	—
Capital contribution from noncontrolling interest	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	(6,782)	—	(6,782)

Net cash provided by (used in) financing activities	1,800	(18,390)	(359,941)	(303,084)	786,442	106,827

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(6)	(4,723)	—	(4,743)

Net change in cash and cash equivalents	(479)	(816)	98,507	(160,666)	—	(63,454)
Cash and cash equivalents, beginning of period	511	908	2,269	291,012	—	294,700

Cash and cash equivalents, end of period	$32	$92	$100,776	$130,346	$—	$231,246

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(33,898)	$(557,342)	$(56,163)	$1,320,623	$0	$673,220

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	0	0	0	(615,113)	0	(615,113)
Disbursements for intercompany loans	0	0	(113,206)	(21,841)	135,047	0
Capital contributions to previously unconsolidated affiliates	0	0	0	(12,209)	0	(12,209)
Investment in subsidiaries	(3,100)	0	(5,027,932)	0	5,031,032	0
Dividend from affiliates	559,801	1,108,034	781,374	0	(2,449,209)	0
Other investing activities	0	0	0	6,710	0	6,710

Net cash provided by (used in) investing activities	556,701	1,108,034	(4,359,764)	(642,453)	2,716,870	(620,612)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	0	(547,755)	(5,289,423)	0	(6,323,019)
Proceeds from issuance of long-term debt	0	0	6,083,750	35,675	0	6,119,425
Proceeds from intercompany borrowing	0	0	21,841	113,206	(135,047)	0
Debt issuance costs	0	0	(69,339)	0	0	(69,339)
Payment of premium on early retirement of debt	(36,770)	0	(26,114)	(108,163)	0	(171,047)
Principal payments on deferred satellite performance incentives	0	0	0	(10,776)	0	(10,776)
Capital contribution from parent	0	0	0	5,031,032	(5,031,032)	0
Dividends to shareholders	0	(559,801)	(1,108,034)	(781,374)	2,449,209	0
Noncontrolling interest in New Dawn	0	0	0	1,734	0	1,734

Net cash provided by (used in) financing activities	(522,611)	(559,801)	4,354,349	(1,008,089)	(2,716,870)	(453,022)

Effect of exchange rate changes on cash and cash equivalents	0	0	0	2,905	0	2,905

Net change in cash and cash equivalents	192	(9,109)	(61,578)	(327,014)	0	(397,509)
Cash and cash equivalents, beginning of period	7,315	10,017	126,605	548,993	0	692,930

Cash and cash equivalents, end of period	$7,507	$908	$65,027	$221,979	$0	$295,421

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2012

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(15,767)	$(626,643)	$1,135,227	$846,682	$66,746	$(846,682)	$559,563

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(708,494)	(708,494)	(6,607)	708,494	(715,101)
Repayment from (disbursements for) intercompany loans	—	—	15,562	(23,771)	—	8,209	—
Loan to affiliated party			(10,000)	(10,000)		10,000	(10,000)
Investment in subsidiaries	(4,889)	—	261	261	—	4,367	—
Dividend from affiliates	18,390	644,218	17,307	17,307	—	(697,222)	—
Other investing activities	—	—	—	—	—	—	—

Net cash provided by (used in) investing activities	13,501	644,218	(685,364)	(724,697)	(6,607)	33,848	(725,101)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(1,461,288)	—	(27,725)	—	(1,489,013)
Proceeds from issuance of long-term debt	—	—	1,661,000	—	—	—	1,661,000
Proceeds from (repayment of) intercompany borrowing	1,800	—	—	—	(17,362)	15,562	—
Debt issuance costs	—	—	(19,444)	—	—	—	(19,444)
Payment of premium on early retirement of debt	—	—	(39,477)	—	—	—	(39,477)
Principal payments on deferred satellite performance incentives	—	—	(10,767)	(10,767)	(899)	10,767	(11,666)
Capital contribution from parent	—	—	—	42,437	4,628	(47,065)	—
Dividends to shareholders	—	(18,390)	(644,218)	(316,500)	(17,307)	996,415	—
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(6,782)	—	(6,782)

Net cash provided by (used in) financing activities	1,800	(18,390)	(514,194)	(284,830)	(53,238)	975,679	106,827

Effect of exchange rate changes on cash and cash equivalents	(13)	(1)	(432)	(426)	(4,297)	426	(4,743)

Net change in cash and cash equivalents	(479)	(816)	(64,763)	(163,271)	2,604	163,271	(63,454)
Cash and cash equivalents, beginning of period	511	908	240,175	237,906	53,106	(237,906)	294,700

Cash and cash equivalents, end of period	$32	$92	$175,412	$74,635	$55,710	$(74,635)	$231,246

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(33,898)	$(557,342)	$1,260,055	$1,319,179	$6,782	$(1,321,556)	$673,220

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	0	0	(566,434)	(566,434)	(51,056)	568,811	(615,113)
Repayment from (disbursements for) intercompany loans	0	0	15,767	(7,554)	787	(9,000)	0
Capital contributions to previously unconsolidated affiliates	0	0	(12,209)	(12,209)	0	12,209	(12,209)
Investment in subsidiaries	(3,100)	0	(6,671)	(6,671)	0	16,442	0
Dividend from affiliates	559,801	1,108,034	17,267	17,267	0	(1,702,369)	0
Other investing activities	0	0	6,710	6,710	0	(6,710)	6,710

Net cash provided by (used in) investing activities	556,701	1,108,034	(545,570)	(568,891)	(50,269)	(1,120,617)	(620,612)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	0	(5,837,178)	(5,289,423)	0	5,289,423	(6,323,019)
Proceeds from issuance of long-term debt	0	0	6,083,750	0	35,675	0	6,119,425
Proceeds from (repayment of) intercompany borrowing	0	0	(787)	110,940	(15,767)	(94,386)	0
Debt issuance costs	0	0	(69,339)	0	0	0	(69,339)
Payment of premium on early retirement of debt	(36,770)	0	(134,277)	(108,163)	0	108,163	(171,047)
Principal payments on deferred satellite performance incentives	0	0	(10,361)	(10,361)	(415)	10,361	(10,776)
Capital contribution from parent	0	0	0	5,027,932	9,771	(5,037,703)	0
Dividends to shareholders	0	(559,801)	(1,108,034)	(781,374)	(17,267)	2,466,476	0
Noncontrolling interest in New Dawn	0	0	0	0	1,734	0	1,734

Net cash provided by (used in) financing activities	(522,611)	(559,801)	(1,076,226)	(1,050,449)	13,731	2,742,334	(453,022)

Effect of exchange rate changes on cash and cash equivalents	0	0	(951)	(953)	3,856	953	2,905

Net change in cash and cash equivalents	192	(9,109)	(362,692)	(301,114)	(25,900)	301,114	(397,509)
Cash and cash equivalents, beginning of period	7,315	10,017	595,472	468,867	80,126	(468,867)	692,930

Cash and cash equivalents, end of period	$7,507	$908	$232,780	$167,753	$54,226	$(167,753)	$295,421

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non-Guarantors)	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(44,987)	$(557,340)	$(337,550)	$1,855,937	$—	$916,060

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(844,688)	—	(844,688)
Disbursements for intercompany loans	—	—	(113,206)	(157,412)	270,618	—

Capital contributions to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Loan to affiliated party	—	—	—	(10,000)	—	(10,000)
Investment in subsidiaries	(3,550)	—	(5,061,999)	—	5,065,549	—
Dividend from affiliates	564,334	1,112,567	911,907	—	(2,588,808)	—
Other investing activities	—	—	—	16,466	—	16,466

Net cash provided by (used in) investing activities	560,784	1,112,567	(4,263,298)	(1,007,843)	2,747,359	(850,431)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(555,880)	(5,289,423)	—	(6,331,144)
Proceeds from issuance of long-term debt	—	—	6,083,750	35,675	—	6,119,425
Proceeds from intercompany borrowing	—	—	157,412	113,206	(270,618)	—
Debt issuance costs	—	—	(70,091)	—	—	(70,091)
Payment of premium on early retirement of debt	(36,770)	—	(26,114)	(108,163)	—	(171,047)

Principal payments on deferred satellite performance incentives	—	—	—	(14,111)	—	(14,111)
Capital contribution from parent	—	—	—	5,065,549	(5,065,549)	—
Dividends to shareholders	—	(564,334)	(1,112,567)	(911,907)	2,588,808	—
Noncontrolling interest in New Dawn	—	—	—	1,734	—	1,734

Net cash provided by (used in) financing activities	(522,611)	(564,334)	4,476,510	(1,107,440)	(2,747,359)	(465,234)

Effect of exchange rate changes on cash and cash equivalents	10	(2)	2	1,365	—	1,375

Net change in cash and cash equivalents	(6,804)	(9,109)	(124,336)	(257,981)	—	(398,230)
Cash and cash equivalents, beginning of period	7,315	10,017	126,605	548,993	—	692,930

Cash and cash equivalents, end of period	$511	$908	$2,269	$291,012	$—	$294,700

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(68,898)	$(340,628)	$(177,218)	$1,604,962	$—	$1,018,218

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(982,127)	—	(982,127)
Proceeds from sale of investment	—	—	—	28,594	—	28,594
Disbursements for intercompany loans	—	—	—	(228,499)	228,499	—

Capital contribution to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Investment in subsidiaries	(6,500)	—	(868,087)	—	874,587	—
Dividend from affiliates	35,013	203,794	351,006	—	(589,813)	—
Other investing activities	—	—	—	11,128	—	11,128

Net cash provided by (used in) investing activities	28,513	203,794	(517,081)	(1,183,113)	513,273	(954,614)

Cash flows from financing activities:
Repayments of long-term debt	—	—	—	(801,785)	—	(801,785)
Proceeds from issuance of long-term debt	—	—	1,000,000	25,565	—	1,025,565
Proceeds from intercompany borrowing	23,253	167,235	38,011	—	(228,499)	—
Debt issuance costs	(15,370)	(1,485)	(15,521)	—	—	(32,376)
Payment of premium on early retirement of debt	—	—	—	(44,613)	—	(44,613)

Principal payments on deferred satellite performance incentives	—	—	—	(15,030)	—	(15,030)
Principal payments on capital lease obligations	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	874,587	(874,587)	18,000
Dividends to shareholders	—	(35,013)	(203,794)	(351,006)	589,813	—
Noncontrolling interest in New Dawn	—	—	—	1,128	—	1,128

Net cash provided by (used in) financing activities	25,883	130,737	818,696	(311,345)	(513,273)	150,698

Effect of exchange rate changes on cash and cash equivalents	—	(1)	2	1,056	—	1,057

Net change in cash and cash equivalents	(14,502)	(6,098)	124,399	111,560	—	215,359
Cash and cash equivalents, beginning of period	21,817	16,115	2,206	437,433	—	477,571

Cash and cash equivalents, end of period	$7,315	$10,017	$126,605	$548,993	$—	$692,930

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(96,719)	$(348,049)	$(296,688)	$1,615,112	$—	$873,656

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(943,133)	—	(943,133)
Proceeds from sale of other property and equipment	—	—	—	686	—	686
Disbursements for intercompany loans	—	—	(10,616)	(302,295)	312,911	—
Capital contribution to unconsolidated affiliates	—	—	—	(12,210)	—	(12,210)
Investment in subsidiaries	(5,000)	—	(100,000)	—	105,000	—
Investment in affiliate debt	—	—	—	(347,953)	347,953	—
Dividend from affiliates	53,625	596,524	283,560	—	(933,709)	—
Other investing activities	—	—	—	7,562	—	7,562

Net cash provided by (used in) investing activities	48,625	596,524	172,944	(1,597,343)	(167,845)	(947,095)

Cash flows from financing activities:
Repayments of long-term debt	—	(376,000)	—	(99,356)	(347,953)	(823,309)

Repayment of loan proceeds received from Intelsat Holdings	—	—	(34,000)	—	—	(34,000)
Proceeds from issuance of long-term debt	—	—	495,830	466,087	—	961,917
Proceeds from intercompany borrowing	51,625	10,616	250,670	—	(312,911)	—
Debt issuance costs	—	—	(10,192)	(7,330)	—	(17,522)

Principal payments on deferred satellite performance incentives	—	—	—	(24,603)	—	(24,603)
Principal payments on capital lease obligations	—	—	—	(1,859)	—	(1,859)
Capital contribution from parent	12,000	5,000	—	100,000	(105,000)	12,000
Dividends to shareholders	—	(53,625)	(596,524)	(283,560)	933,709	—
Noncontrolling interest in New Dawn	—	—	—	377	—	377

Net cash provided by (used in) financing activities	63,625	(414,009)	105,784	149,756	167,845	73,001

Effect of exchange rate changes on cash and cash equivalents	—	(1)	—	7,799	—	7,798

Net change in cash and cash equivalents	15,531	(165,535)	(17,960)	175,324	—	7,360
Cash and cash equivalents, beginning of period	6,286	181,650	20,166	262,109	—	470,211

Cash and cash equivalents, end of period	$21,817	$16,115	$2,206	$437,433	$—	$477,571

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(44,987)	$(557,340)	$1,502,574	$1,843,084	$18,127	$(1,845,398)	$916,060

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(792,220)	(792,220)	(54,782)	794,534	(844,688)
Repayment from (disbursements for) intercompany loans	—	—	17,661	(141,231)	787	122,783	—
Capital contributions to previously unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Loan to affiliated party			(10,000)	(10,000)		10,000	(10,000)
Investment in subsidiaries	(3,550)	—	(6,671)	(6,671)	—	16,892	—
Dividend from affiliates	564,334	1,112,567	24,730	24,730	—	(1,726,361)	—
Other investing activities	—	—	15,518	15,518	948	(15,518)	16,466

Net cash provided by (used in) investing activities	560,784	1,112,567	(763,191)	(922,083)	(53,047)	(785,461)	(850,431)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(5,845,303)	(5,289,423)	—	5,289,423	(6,331,144)
Proceeds from issuance of long-term debt	—	—	6,083,750	—	35,675	—	6,119,425
Proceeds from (repayment of) intercompany borrowing	—	—	(787)	110,940	(17,661)	(92,492)	—
Debt issuance costs	—	—	(70,091)	—	—	—	(70,091)
Payment of premium on early retirement of debt	(36,770)	—	(134,277)	(108,163)	—	108,163	(171,047)
Principal payments on deferred satellite performance incentives	—	—	(13,482)	(13,482)	(629)	13,482	(14,111)
Capital contribution from parent	—	—	—	5,061,999	10,221	(5,072,220)	—
Dividends to shareholders	—	(564,334)	(1,112,567)	(911,907)	(24,730)	2,613,538	—
Noncontrolling interest in New Dawn	—	—	—	—	1,734	—	1,734

Net cash provided by (used in) financing activities	(522,611)	(564,334)	(1,092,757)	(1,150,036)	4,610	2,859,894	(465,234)

Effect of exchange rate changes on cash and cash equivalents	10	(2)	(1,923)	(1,926)	3,290	1,926	1,375

Net change in cash and cash equivalents	(6,804)	(9,109)	(355,297)	(230,961)	(27,020)	230,961	(398,230)
Cash and cash equivalents, beginning of period	7,315	10,017	595,472	468,867	80,126	(468,867)	692,930

Cash and cash equivalents, end of period	$511	$908	$240,175	$237,906	$53,106	$(237,906)	$294,700

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(68,898)	$(340,628)	$1,397,532	$1,574,750	$35,909	$(1,580,447)	$1,018,218

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(924,619)	(924,619)	(63,200)	930,311	(982,127)
Proceeds from sale of investment	—	—	28,594	28,594	—	(28,594)	28,594
Disbursements for intercompany loans	—	—	(173,719)	(211,731)	—	385,450	—
Capital contribution to unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Investment in subsidiaries	(6,500)	—	(3,817)	(3,817)	—	14,134	—
Dividend from affiliates	35,013	203,794	13,939	13,939	—	(266,685)	—
Other investing activities	—	—	7,642	7,642	3,486	(7,642)	11,128

Net cash provided by (used in) investing activities	28,513	203,794	(1,064,189)	(1,102,201)	(59,714)	1,039,183	(954,614)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(801,785)	(801,785)	—	801,785	(801,785)
Proceeds from issuance of long-term debt	—	—	1,000,000	—	25,562	3	1,025,565
Proceeds from (repayment of) intercompany borrowing	23,253	167,235	—	—	(16,769)	(173,719)	—
Debt issuance costs	(15,370)	(1,485)	(15,521)	—	—	—	(32,376)
Payment of premium on early retirement of debt	—	—	(44,613)	(44,613)	—	44,613	(44,613)
Principal payments on deferred satellite performance incentives	—	—	(14,437)	(14,437)	(593)	14,437	(15,030)
Principal payments on capital lease obligations	—	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	868,087	10,317	(878,404)	18,000
Dividends to shareholders	—	(35,013)	(203,794)	(351,006)	(13,939)	603,752	—
Noncontrolling interest in New Dawn	—	—	—	—	1,128	—	1,128

Net cash provided by (used in) financing activities	25,883	130,737	(80,150)	(343,754)	5,515	412,467	150,698

Effect of exchange rate changes on cash and cash equivalents	—	(1)	(806)	(806)	1,862	808	1,057

Net change in cash and cash equivalents	(14,502)	(6,098)	252,387	127,989	(16,428)	(127,989)	215,359
Cash and cash equivalents, beginning of period	21,817	16,115	343,085	340,878	96,554	(340,878)	477,571

Cash and cash equivalents, end of period	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(96,719)	$(348,049)	$1,092,529	$1,572,776	$42,336	$(1,389,217)	$873,656

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(818,127)	(818,127)	(125,006)	818,127	(943,133)
Proceeds from sale of other property and equipment	—	—	686	686	—	(686)	686
Repayment from (disbursements for) intercompany loans	—	—	(49,309)	(289,363)	13,048	325,624	—
Capital contribution to unconsolidated affiliates	—	—	(12,210)	(12,210)	—	12,210	(12,210)
Investment in subsidiaries	(5,000)	—	(101,124)	(1,124)	—	107,248	—
Investment in affiliate debt	—	—	(347,953)	(347,953)	—	695,906	—
Dividend from affiliates	53,625	596,524	292,610	9,050	—	(951,809)	—
Other investing activities	—	—	7,562	7,562	—	(7,562)	7,562

Net cash provided by (used in) investing activities	48,625	596,524	(1,027,865)	(1,451,479)	(111,958)	999,058	(947,095)

Cash flows from financing activities:
Repayments of long-term debt	—	(376,000)	(99,355)	(99,355)	—	(248,599)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings	—	—	(34,000)	—	—	—	(34,000)
Proceeds from issuance of long-term debt	—	—	849,830	354,000	112,087	(354,000)	961,917
Proceeds from (repayment of) intercompany borrowing	51,625	10,616	(13,048)	(13,048)	(12,932)	(23,213)	—
Debt issuance costs	—	—	(17,522)	(7,330)	—	7,330	(17,522)
Principal payments on deferred satellite performance incentives	—	—	(23,691)	(23,691)	(912)	23,691	(24,603)
Principal payments on capital lease obligations	—	—	(1,491)	(1,491)	(368)	1,491	(1,859)
Capital contribution from parent	12,000	5,000	—	100,000	1,124	(106,124)	12,000
Dividends to shareholders	—	(53,625)	(596,524)	(283,560)	(9,050)	942,759	—
Noncontrolling interest in New Dawn	—	—	—	—	377	—	377

Net cash provided by (used in) financing activities	63,625	(414,009)	64,199	25,525	90,326	243,335	73,001

Effect of exchange rate changes on cash and cash equivalents	—	(1)	279	279	7,520	(279)	7,798

Net change in cash and cash equivalents	15,531	(165,535)	129,142	147,101	28,224	(147,103)	7,360
Cash and cash equivalents, beginning of period	6,286	181,650	213,943	193,777	68,330	(193,775)	470,211

Cash and cash equivalents, end of period	$21,817	$16,115	$343,085	$340,878	$96,554	$(340,878)	$477,571

(Certain totals may not add due to the effects of rounding)

Investments (Tables)	9 Months Ended
Sep. 30, 2012
Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests

The following tables present changes in equity attributable to Intelsat and equity attributable to our noncontrolling interests, which is included in the equity section of our condensed consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholder’s Deficit	Non-redeemable Noncontrolling Interest	Total Shareholder’s Deficit

Balance at January 1, 2011	$(698,941)	$1,902	$(697,039)
Net income (loss)	(432,888)	1,136	(431,752)
Liabilities assumed by parent and other contributed capital	8,385	—	8,385
Consolidation of Horizons Holdings	—	49,263	49,263
Dividends paid to noncontrolling interests	—	(1,375)	(1,375)
Mark to market adjustment for redeemable noncontrolling interest	15,090	—	15,090
Pension/postretirement liability adjustment	(35,080)	—	(35,080)
Other comprehensive income	59	—	59

Balance at December 31, 2011	$(1,143,375)	$50,926	$(1,092,449)

	Intelsat S.A. Shareholder’s Deficit	Non-redeemable Noncontrolling Interest	Total Shareholder’s Deficit

Balance at January 1, 2012	$(1,143,375)	$50,926	$(1,092,449)
Net income (loss)	(24,449)	839	(23,610)
Liabilities assumed by parent and other contributed capital	1,062	—	1,062
Dividends paid to noncontrolling interests	—	(2,255)	(2,255)
Mark to market adjustment for redeemable noncontrolling interest	268	—	268
Pension/postretirement liability adjustment	2,251	—	2,251
Other comprehensive income	304	—	304

Balance at March 31, 2012	$(1,163,939)	$49,510	$(1,114,429)

Net income (loss)	(84,009)	913	(83,096)
Liabilities assumed by parent and other contributed capital	2,266	—	2,266
Dividends paid to noncontrolling interests	—	(2,418)	(2,418)
Mark to market adjustment for redeemable noncontrolling interest	(3,845)	—	(3,845)
Pension/postretirement liability adjustment	2,251	—	2,251
Other comprehensive loss	(86)	—	(86)

Balance at June 30, 2012	$(1,247,362)	$48,005	$(1,199,357)

Net income (loss)	(34,483)	835	(33,648)
Liabilities assumed by parent and other contributed capital	1,062	—	1,062
Dividends paid to noncontrolling interests	—	(2,109)	(2,109)
Mark to market adjustment for redeemable noncontrolling interest	(4,086)	—	(4,086)
Pension/postretirement liability adjustment	(1,638)	—	(1,638)
Other comprehensive loss	(29)	—	(29)
Capital contribution from parent	21,000		21,000

Balance at September 30, 2012	$(1,265,536)	$46,731	$(1,218,805)

Background of Company - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011 Satellite	Jul. 03, 2006	Feb. 04, 2008 Serafina Acquisition Limited [Member]	Jul. 18, 2001 IGO [Member]
Background Of Company [Line Items]
Number of satellites under global communications network	52
Percentage of ownership of outstanding shares in Intelsat Ltd.				100.00%
Additional debt incurred for merger transaction		$ 3.5
Additional debt assumed for merger transaction		3.2
Equity ownership acquired in Intelsat Holdings			100.00%
Cost of acquisition			$ 5

Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended
	May 05, 2011	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Equity method investment, ownership percentage		74.90%
Debt Amount Redeemed	$ 625,300,000
Embedded derivative liability		0	0	4,295,000
8.875% Senior Notes due January 2015 [Member]
Interest rate	8.88%
Debt Amount Redeemed	400,000,000
Embedded derivative liability		$ 0
Debt instrument, maturity date	2015

Significant Accounting Policies - Estimated Useful Live of Satellites and Other Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2011
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	10 years
Minimum [Member] | Satellites and related costs [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	11 years
Minimum [Member] | Ground segment equipment and software [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	4 years
Minimum [Member] | Furniture and fixtures and computer hardware [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	4 years
Minimum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	2 years [1]
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	40 years
Maximum [Member] | Satellites and related costs [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	17 years
Maximum [Member] | Ground segment equipment and software [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	15 years
Maximum [Member] | Furniture and fixtures and computer hardware [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	12 years
Maximum [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets	12 years [1]

[1]	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.

Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010
Assets
Assets, fair value	$ 5,351,000		$ 5,418,000			$ 5,949,000
Liabilities
Liabilities, fair value			0		0	4,295,000
Liabilities, fair value	98,569,000		98,542,000			170,731,000
Marketable securities [Member]
Assets
Assets, fair value	5,351,000	[1]	5,418,000	[1],[2]		5,949,000	[2]
Undesignated interest rate swaps [Member]
Liabilities
Liabilities, fair value	89,825,000	[3]	95,518,000	[3],[4]		147,815,000	[4]
Embedded derivative [Member]
Liabilities
Liabilities, fair value						4,295,000	[5]
Redeemable noncontrolling interest [Member]
Liabilities
Liabilities, fair value	8,744,000	[6]	3,024,000	[6],[7]		18,621,000	[7]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Assets, fair value	5,351,000		5,418,000			5,949,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable securities [Member]
Assets
Assets, fair value	5,351,000	[1]	5,418,000	[1],[2]		5,949,000	[2]
Significant Other Observable Inputs (Level 2) [Member]
Liabilities
Liabilities, fair value	89,825,000		95,518,000			147,815,000
Significant Other Observable Inputs (Level 2) [Member] | Undesignated interest rate swaps [Member]
Liabilities
Liabilities, fair value	89,825,000	[3]	95,518,000	[3],[4]		147,815,000	[4]
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
Liabilities, fair value	8,744,000		3,024,000			22,916,000
Significant Unobservable Inputs (Level 3) [Member] | Embedded derivative [Member]
Liabilities
Liabilities, fair value						4,295,000	[5]
Significant Unobservable Inputs (Level 3) [Member] | Redeemable noncontrolling interest [Member]
Liabilities
Liabilities, fair value	$ 8,744,000	[6]	$ 3,024,000	[6],[7]		$ 18,621,000	[7]

[1]	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $5.9 million at December 31, 2011 and $5.5 million at September 30, 2012. We sold marketable securities with a cost basis of $0.4 million during the nine months ended September 30, 2012 and recorded a loss on the sale of $0.07 million, which was included within other income (expense), net in our condensed consolidated statement of operations.
[2]	The valuation measurement inputs of these marketable securities represent unadjusted quoted prices in active markets and, accordingly, we have classified such investments within Level 1 of the fair value hierarchy. The cost basis of our available-for-sale marketable securities was $6.3 million at December 31, 2010 and $5.9 million at December 31, 2011. We sold marketable securities with a cost basis of $0.4 million during the twelve months ended December 31, 2011 and recorded a gain on the sale of $0.1 million which was included within other income, net in our consolidated statement of operations.
[3]	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
[4]	The fair value of our interest rate financial derivative instruments reflects the estimated amounts that we would pay or receive to terminate the agreement at the reporting date, taking into account current interest rates, the market expectation for future interest rates and current creditworthiness of both the counterparties and ourselves. Observable inputs utilized in the income approach valuation technique incorporate identical contractual notional amounts, fixed coupon rates, periodic terms for interest payments and contract maturity. Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments, if any, associated with our derivatives utilize Level 3 inputs, such as the estimates of the current credit spread, to evaluate the likelihood of default by us or our counterparties. We also considered the existence of offset provisions and other credit enhancements that serve to reduce the credit exposure associated with the asset or liability being valued. We have assessed the significance of the inputs of the credit valuation adjustments to the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the overall valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
[5]	To value the contingent put option embedded within the 2015 Intelsat Sub Holdco Notes, Series B, we used a standard valuation technique utilizing inputs and assumptions which include the debt maturity date, issue price, coupon rate, change of control put price, and the estimated date of a change in control. We identified the inputs used to calculate the fair value as Level 3 inputs and concluded that the valuation in its entirety was classified in Level 3 of the fair value hierarchy.
[6]	On October 5, 2012, we purchased the remaining noncontrolling ownership interest in our indirect subsidiary, New Dawn Satellite Company, Ltd. ("New Dawn"), held by our joint venture partner, Convergence SPV Ltd ("Convergence Partners") for $8.7 million (see Note 6(b)-Investments-New Dawn). At September 30, 2012, we valued our redeemable noncontrolling interest at this purchase price, as compared to the income approach valuation technique used in prior periods. Both of these approaches to estimate fair value utilized Level 3 inputs.
[7]	We estimated the fair value of the redeemable noncontrolling interest in New Dawn using Level 3 inputs such as the discounted cash flows.

Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Oct. 05, 2012 Subsequent Event [Member]	Oct. 05, 2012 Subsequent Event [Member] New Dawn [Member]	Sep. 30, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Available-for-sale marketable securities					$ 5.5	$ 5.9	$ 6.3
Sale of marketable securities	0.4	0.4
Gain (loss) on the sale of available-for-sale marketable securities	(0.07)	0.1
Ownership interest purchased			$ 8.7	$ 8.7

Fair Value Measurements - Schedule of Activity for those Items Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Beginning Balance	$ 5,412		$ 2,098		$ 3,024		$ 22,916		$ 23,484
Contributions							1,734		1,128
Mark to market valuation adjustment	4,086		3,845		(268)		(19,385)		603
Net loss attributable to noncontrolling interest	(754)		(531)		(658)		(2,241)		(2,299)
Ending Balance	8,744		5,412		2,098		3,024		22,916
Redeemable noncontrolling interest [Member]
Beginning Balance	5,412	[1]	2,098	[1]	3,024	[1]	18,621	[1]	8,884
Contributions							1,734	[1]	1,128
Mark to market valuation adjustment	4,086	[1]	3,845	[1]	(268)	[1]	(15,090)	[1]	10,908
Net loss attributable to noncontrolling interest	(754)	[1]	(531)	[1]	(658)	[1]	(2,241)	[1]	(2,299)
Ending Balance	8,744	[1]	5,412	[1]	2,098	[1]	3,024	[1]	18,621	[1]
Embedded derivative [Member]
Beginning Balance							4,295		14,600
Mark to market valuation adjustment							(4,295)		(10,305)
Ending Balance									$ 4,295

[1]	In accordance with FASB ASC Topic 480, Distinguishing Liabilities from Equity ("FASB ASC 480"), regarding the classification and measurement of redeemable securities, we marked to market the fair value of the noncontrolling interest in our joint venture investment in New Dawn.

Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Impairment charge of long-lived assets	$ 104,100,000	$ 6,500,000	$ 110,625,000	$ 499,100,000
Galaxy 15 Satellite [Member]
Fair Value Assets Measured On Non Recurring Basis [Line Items]
Fair value of long-lived asset, nonrecurring			35,000,000
Carrying value of long lived assets			139,100,000
Impairment charge of long-lived assets			$ 104,100,000

Share-Based and Other Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	9 Months Ended				12 Months Ended							1 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Class A Common Shares [Member]	Sep. 30, 2012 Class B common [Member]	Dec. 31, 2011 Rollover Shares [Member] Class A Common Shares [Member] 2005 Share Plan [Member]	Dec. 31, 2011 Executive Rollover Shares [Member] Class A Common Shares [Member] 2005 Share Plan [Member]	Dec. 31, 2010 Rollover Shares [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2009 Rollover Shares [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2011 Rollover Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2011 Rollover Options [Member] Ordinary Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2010 Rollover Options [Member] Ordinary Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2009 Rollover Options [Member] Ordinary Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2008 Restricted Stock Awards [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Executive officer [Member]	May 06, 2009 Restricted Stock Awards [Member] Class A Common Shares [Member] 2008 Share Plan [Member] All Other Awardees [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Class A Common Shares [Member] 2008 Share Plan [Member] All Other Awardees [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Class A Common Shares [Member] 2008 Share Plan [Member] All Other Awardees [Member]	May 06, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member]	May 06, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Shares to employees [Member]	May 06, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	Feb. 04, 2008 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Executive officer [Member]	May 08, 2009 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] All Other Awardees [Member]	Feb. 04, 2008 Restricted Stock Awards [Member] Class B common [Member] 2008 Share Plan [Member] Other members of management [Member]	Dec. 31, 2011 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2010 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Feb. 04, 2008 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2009 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2011 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Executive officer [Member]	Dec. 31, 2008 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] SCA [Member]	Feb. 04, 2008 Stock Options [Member] Class A Common Shares [Member] 2008 Share Plan [Member] Other Employees [Member]	Dec. 31, 2011 Stock Compensation Plan [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	May 06, 2009 Stock Compensation Plan [Member] Class A Common Shares [Member] 2008 Share Plan [Member]	Dec. 31, 2011 Stock Compensation Plan [Member] Ordinary Shares [Member] 2008 Share Plan [Member]
Share Based Compensation Plans [Line Items]
Number of common shares authorized for issuance																																				1,689,975
Maximum number of common shares available for issuance																		946,386																	438,827
Number of shares granted under a previous share plan rolled into current plan						293,926
Number of awards reclassified from liability to equity instruments							228,976
Compensation expense	$ 4.4	$ 4						$ 10.4	$ 30.9		$ 0.4	$ 0.3	$ 12.1									$ 4.6	$ 6.8	$ 13.5			$ 3.4	$ 3.2		$ 0.5
Right to repurchase vested option exercise price										$ 100
Applicable exercise price										$ 25				$ 100		$ 161.84	$ 122.06															$ 100
Options aggregate intrinsic value											10.6																				5.4
Number of shares awarded														377,795	707,351	14,400	35,700		900,249	480,830					419,419
Shares vested as of the date of grant																				25.00%
Share based payment award, vesting percentage																					10.00%					10.00%
Unrecognized compensation cost to be recognized in vesting period																						5.4
Period for recognition of unrecognized share-based compensation cost																						2 years
Common stock repurchase price																						$ 0.01
Number of vested options repurchased				14,231	16,482																	12,873
Vesting percentage if certain performance -based targets are achieved																													55.00%				55.00%
Options outstanding aggregate intrinsic value																																		$ 34
Percentage of the Intelsat Global Class A SCAs vesting upon the occurrence of a change in control			45.00%

Share-Based and Other Compensation Plans - Summary of Changes in Intelsat Global's Rollover Options Outstanding (Detail) (Rollover Options [Member], 2008 Share Plan [Member], USD $)	12 Months Ended
Dec. 31, 2011
Rollover Options [Member] | 2008 Share Plan [Member]
Options outstanding
Options outstanding at December 31, 2010	147,247
Cancelled and returned for cash	(6,009)
Options outstanding at December 31, 2011	141,238
Options exercisable at December 31, 2011	141,238
Weighted average exercise price
Options outstanding at December 31, 2010	$ 25
Cancelled and returned for cash, Weighted average exercise price	$ 25
Options outstanding at December 31, 2011	$ 25
Options exercisable at December 31, 2011, Weighted average exercise price	$ 25
Remaining average contractual term	5 years

Share-Based and Other Compensation Plans - Summary of Changes in Intelsat Global's Restricted Class B Shares (Detail) (Class B common [Member], Restricted Stock [Member], 2008 Share Plan [Member], Executive officer [Member], USD $)
12 Months Ended
Dec. 31, 2011
Class B common [Member] | Restricted Stock [Member] | 2008 Share Plan [Member] | Executive officer [Member]
Non-vested restricted shares
Total non-vested Class B Shares at December 31, 2010	166,117
Vested	(77,335)
Total non-vested Class B Shares at December 31, 2011	88,782
Non-vested, Grant date fair value
Total non-vested Class B Shares at December 31, 2010, Grant date fair value per share	$ 10.73
Vested, Grant date fair value per share	$ 10.73
Total non-vested Class B Shares at December 31, 2011, Grant date fair value per share	$ 10.73
Non-vested Class B shares Weighted average remaining contractual term	2 years

Share-Based and Other Compensation Plans - Summary of Changes in Intelsat Global's Class A share Option Grants (Detail) (Class A Common Shares [Member], 2008 Share Plan [Member], Executive Officers [Member], USD $)
	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2011 Stock Option [Member]
Option outstanding
Options outstanding at December 31, 2010	377,795	377,795
Options outstanding at December 31, 2011	377,795	377,795
Options exercisable at December 31, 2011	60,045
Options outstanding, Weighted average exercise price
Options outstanding at December 31, 2010			$ 100
Options outstanding at December 31, 2011			$ 100
Options exercisable at December 31, 2011			$ 100
Options, weighted average remaining contractual term			7 years

Retirement Plans and Other Retiree Benefits - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			100.00%	100.00%
Assumed health care cost trend rate			8.30%	8.50%
Assumed decrease in health care cost trend rate			4.50%
Effect of one percent increase in health care cost trend rate on other postretirement benefit obligation			$ 12,800,000
Effect of one percent decrease in health care cost trend rate on other postretirement benefit obligation			10,700,000
Effect of one percent increase or decrease on service and interest cost components			500,000
Recognized compensation expense	5,000,000	5,400,000	8,000,000	5,100,000	9,000,000
Additional Contributions to defined benefit retirement plan	5,900,000
Accumulated other comprehensive loss	169,400,000
Accumulated other comprehensive loss, net of tax	105,900,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			38.00%	65.00%
Equity Securities [Member] | U S equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			25.00%
Equity Securities [Member] | Non U.S. equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			13.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			47.00%	35.00%
Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation			15.00%	0.00%
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined benefit retirement plan	24,200,000		26,296,000	7,304,000
Estimated contributions to plan in next fiscal year			30,100,000
Accrued benefit costs			199,309,000	164,880,000
Accrued benefit costs included in other current liabilities			600,000	600,000
Accrued benefit costs included in other long-term liabilities			198,700,000	164,300,000
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to defined benefit retirement plan			3,234,000	3,980,000
Estimated contributions to plan in next fiscal year			4,500,000
Accrued benefit costs			110,737,000	96,312,000
Accrued benefit costs included in other current liabilities			4,500,000	4,200,000
Accrued benefit costs included in other long-term liabilities			106,300,000	92,100,000
Estimated contributions to other postretirement benefit plan in next fiscal year	$ 4,500,000

Retirement Plans and Other Retiree Benefits - Retirement Plans and Other Retiree Benefits (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in plan assets
Plan assets at beginning of period	$ 236,793	$ 225,766	$ 225,766
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	(2,947)	(3,246)
Prior service credits, net of tax	83	81
Defined pension benefit plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	436,102	390,646	390,646	366,840
Service cost	2,408	2,326	3,102	2,905	2,774
Interest cost	14,296	15,044	20,058	20,882	20,706
Benefits paid			(20,219)	(18,791)
Actuarial (gain) loss			42,515	18,810
Benefit obligation at end of period			436,102	390,646	366,840
Change in plan assets
Plan assets at beginning of period	236,793	225,766	225,766	208,300
Employer contributions	24,200		26,296	7,304
Actual return on plan assets			4,950	28,953
Benefits paid			(20,219)	(18,791)
Plan assets at fair value at end of period			236,793	225,766	208,300
Accrued benefit costs and funded status of the plans			(199,309)	(164,880)
Accumulated benefit obligation			424,957	379,590
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate			4.51%	5.30%
Salary rate			3.25%	3.25%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate			5.30%	5.88%
Expected rate of return on plan assets			8.00%	8.00%
Rate of compensation increase			3.25%	3.25%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax			4,328	5,852
Prior service credits, net of tax			(109)	(2,184)
Total			4,219	3,668
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax			100,172	75,030
Prior service credits, net of tax			(714)	(824)
Total			99,458	74,206
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss			(13,990)	(6,862)
Prior service credits			172	172
Total			(13,818)	(6,690)
Other postretirement benefit plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	110,737	96,312	96,312	84,849
Service cost	266	339	452	550	781
Interest cost	3,719	3,802	5,069	4,930	4,810
Employee contributions			418	430
Benefits paid			(3,652)	(4,410)
Actuarial (gain) loss			12,138	9,963
Benefit obligation at end of period			110,737	96,312	84,849
Change in plan assets
Employer contributions			3,234	3,980
Employee contributions			418	430
Benefits paid			(3,652)	(4,410)
Accrued benefit costs and funded status of the plans			(110,737)	(96,312)
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate			4.57%	5.38%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate			5.38%	5.95%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax				5,911
Total				5,911
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax			13,195	7,609
Total			13,195	7,609
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss			(687)
Total			$ (687)

Retirement Plans and Other Retiree Benefits - Target and Actual Asset Allocation of Pension Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%	100.00%
Actual Allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	38.00%	65.00%
Actual Allocation	62.00%	67.00%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	47.00%	35.00%
Actual Allocation	36.00%	33.00%
Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	15.00%	0.00%
Actual Allocation	2.00%	0.00%

Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 236,793		$ 225,766
Income earned but not yet received [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	322		331
Equity Securities [Member] | U.S. Large-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	96,420	[1]	97,217	[1]
Equity Securities [Member] | U.S. Small/Mid-Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	14,864	[2]	16,795	[2]
Equity Securities [Member] | World Equity Ex-US [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	34,577	[3]	36,339	[3]
Fixed Income Securities [Member] | Long Duration Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	39,707	[4]	47,709	[4]
Fixed Income Securities [Member] | High Yield Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	18,642	[5]	18,407	[5]
Fixed Income Securities [Member] | Emerging Market Fixed income (Non-US) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,708	[5]	8,968	[5]
Fixed Income Securities [Member] | Core Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	15,113	[6]
Fixed Income Securities [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	2,963
Other securities [Member] | Hedge Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 4,477	[7]

[1]	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
[2]	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
[3]	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
[4]	Long duration bond fund seeks to duplicate the return characteristics of high quality corporate bonds with a duration range of 10-13 years. The fund's investment strategy is designed to aid corporate pension plans with asset and liability management in order to reduce funding status volatility caused by changes in interest rates.
[5]	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
[6]	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
[7]	Hedge fund seeks to provide returns that are different than (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds.

Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Parenthetical) (Detail) (Long Duration Bonds [Member], Fixed Income Securities [Member])	Dec. 31, 2011	Dec. 31, 2010
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond fund duration range	10 years	10 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond fund duration range	13 years	13 years

Retirement Plans and Other Retiree Benefits - Components of Net Periodic Benefit Costs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2,408	$ 2,326	$ 3,102	$ 2,905	$ 2,774
Interest cost	14,296	15,044	20,058	20,882	20,706
Expected return on plan assets	(15,422)	(14,796)	(19,729)	(19,421)	(20,573)
Amortization of unrecognized prior service cost	(129)	(129)	(172)	(172)	(172)
Amortization of unrecognized net loss	10,493	5,146	6,862	3,641
Total benefit			10,121	7,835	2,735
Curtailment gain					(55)
Net periodic costs	11,646	7,591	10,121	7,835	2,680
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	266	339	452	550	781
Interest cost	3,719	3,802	5,069	4,930	4,810
Amortization of unrecognized net loss	515
Net periodic costs	$ 4,500	$ 4,141	$ 5,521	$ 5,480	$ 5,591

Retirement Plans and Other Retiree Benefits - Benefits Expected to be Paid Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined pension benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 26,928
2013	25,121
2014	25,265
2015	26,146
2016	27,465
2017 to 2021	145,568
Total	276,493
Other postretirement benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	4,723
2013	5,171
2014	5,572
2015	6,034
2016	6,488
2017 to 2021	38,039
Total	$ 66,027

Receivables - Summary of Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (24,406)	$ (20,830)	$ (21,748)
Total	326,169	331,371	250,351
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		60,169	10,579
Services [Member] | Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		278,835	252,483
Services [Member] | Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross		$ 13,197	$ 9,037

Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, due from Intelsat Global	$ 33.9	$ 16.8	$ 5
Insurance proceeds receivable related to New Dawn partial loss		10.4
Other receivables, due from JSAT International, Inc.		12.2
New Dawn [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Insurance proceeds receivable related to New Dawn partial loss		$ 23.9

Satellites and Other Property and Equipment - Schedule of Satellites and Other Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 9,326,672	$ 8,590,003	$ 7,858,440
Less: accumulated depreciation	(2,923,594)	(2,447,272)	(1,861,157)
Satellites and other property and equipment, net	6,403,078	6,142,731	5,997,283
Satellites and launch vehicles [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	8,517,246	7,825,259	7,145,919
Information systems and ground segment [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	517,551	480,002	429,888
Buildings and other [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 291,875	$ 284,742	$ 282,633

Satellites and Other Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 New Dawn [Member]	Mar. 31, 2012 New Dawn [Member]
Property, Plant and Equipment [Line Items]
Construction-in-progress			$ 1,100,000,000		$ 1,500,000,000	$ 1,600,000,000
Capitalized interest			102,100,000	95,100,000	129,200,000	99,400,000
Depreciation expense					664,000,000	668,500,000
Insurance proceeds received					94,131,000					94,131,000	23,900,000
Total insurance recoveries anticipated										118,000,000
Insurance proceeds receivable					10,400,000					23,900,000
Reduction in carrying value of Intelsat New Dawn satellite										118,000,000
Senior debt					107,400,000
Fair value of interest rate swap					10,400,000
Insurance recoveries included in accrued interest payable					200,000
Impairment of asset value	104,100,000	6,500,000				110,625,000	499,100,000
Sale of buildings, sales price			85,000,000
Gain to be recognized on sale of buildings								$ 12,000,000	$ 13,000,000

Investments - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended								9 Months Ended		12 Months Ended			1 Months Ended								12 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended
	Aug. 31, 2005	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 05, 2012 Subsequent Event [Member]	Sep. 30, 2012 Other Assets [Member]	Sep. 30, 2012 WP Com [Member]	Dec. 31, 2011 Range One [Member]	Dec. 31, 2011 Range Two [Member]	Sep. 30, 2012 Minimum Range [Member]	Sep. 30, 2012 Maximum Range [Member]	Dec. 15, 2009 Wild Blue [Member]	Dec. 31, 2010 Viasat [Member]	Sep. 30, 2011 Horizons Holdings [Member]	Dec. 31, 2011 Horizons Holdings [Member]	Dec. 31, 2010 Horizons Holdings [Member]	Dec. 31, 2009 Horizons Holdings [Member]	Sep. 30, 2012 Horizons Holdings [Member]	Dec. 31, 2011 New Dawn [Member]	Dec. 31, 2010 New Dawn [Member]	Dec. 05, 2008 New Dawn [Member]	Jun. 30, 2008 New Dawn [Member]	Oct. 05, 2012 New Dawn [Member] Subsequent Event [Member]	Dec. 31, 2011 New Dawn [Member] Senior Secured Credit Facility [Member]	Dec. 05, 2008 New Dawn [Member] Senior Secured Credit Facility [Member]	Sep. 30, 2012 PAS de Mexico [Member]
Schedule Of Equity Method Investments Joint Ventures [Line Items]
Equity method investment, ownership percentage		74.90%										74.90%					49.00%					28.00%		50.00%								74.90%				99.90%
Sale of investments																							$ 28,600,000
Gain on sale of investments																							1,300,000
Revenue		652,911,000	652,881,000	642,446,000	640,188,000	643,970,000	644,256,000	635,286,000	621,140,000	1,937,783,000	1,935,515,000	2,588,426,000	2,544,652,000	2,513,039,000											2,600,000
Net loss		(1,645,000)	(2,109,000)	(214,482,000)	(215,758,000)	(115,077,000)	(107,353,000)	(181,912,000)	(103,428,000)	(142,298,000)	(432,350,000)	(433,994,000)	(507,769,000)	(782,061,000)											1,800,000
Net loss attributable to non controlling interest										643,000	(2,942,000)	(1,106,000)	(2,317,000)	(369,000)											900,000
Fair value of Horizons Holdings non controlling interest																									49,300,000
Earnings (loss) from previously unconsolidated affiliates			20,200,000								(24,658,000)	(24,658,000)	503,000	517,000										4,500,000	20,200,000	500,000	500,000
Income tax benefit										(1,110,000)	(48,931,000)	(55,393,000)	(26,378,000)	11,399,000											7,400,000
Guarantee Obligations																		7,800,000	10,300,000	7,800,000	10,300,000
Percentage of revenue to JSAT										50.00%		50.00%
Revenue share, net of applicable fees and commissions		2,200,000				3,400,000				3,400,000		2,200,000	3,400,000
Receivable from JSAT - Total		36,600,000								24,400,000		36,600,000
Receivable from JSAT - Current		12,200,000										12,200,000				12,200,000
Noncontrolling ownership interest percentage																	51.00%															25.10%
Maximum available of revolving credit facility																															125,000,000			125,000,000	215,000,000
Total equity contributions											6,900,000	6,900,000	4,500,000
Equity contributions attributable to parent											5,200,000																		5,200,000	3,400,000
Equity contributions by noncontrolling interests											1,734,000	1,734,000	1,128,000	377,000
Fee for satellite services																													15,000,000
Increase (decrease) in fair value of put option										(7,700,000)		15,100,000
Percentage of economic interest										88.00%
Total assets		17,361,406,000				17,592,367,000				17,363,549,000		17,361,406,000	17,592,367,000												171,200,000			138,300,000
Total liabilities																									73,600,000			49,000,000
Capital contribution in percent	50.00%
Ownership interest purchased															8,700,000
Increased ownership percentage																																	100.00%
Termination payments to counterparties															5,300,000
Repayment of outstanding debt															82,600,000
Redeemable noncontrolling interest		$ 3,024,000				$ 18,621,000				$ 8,744,000		$ 3,024,000	$ 18,621,000		$ 8,744,000

Goodwill and Other Intangible Assets - Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets not Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 6,780,827	$ 6,780,827	$ 6,780,827
Intangible Assets	2,458,100	2,458,100	2,458,100
Goodwill [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	6,780,827	6,780,827	6,780,827
Trade name [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	70,400	70,400	70,400
Orbital Locations [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	$ 2,387,700	$ 2,387,700	$ 2,387,700

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2009 Orbital Locations [Member]	Dec. 31, 2011 Backlog and other [Member]	Dec. 31, 2011 Customer relationships [Member]	Dec. 31, 2011 Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Non-cash impairment charge						$ 499.1
Weighted-average useful lives,Intangible assets							4 years	13 years	2 years
Amortization expense	$ 68.8	$ 79.1	$ 105.5	$ 130.3	$ 145.7

Goodwill and Other Intangible Assets - Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization (Detail) (USD $)
In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,280,490	$ 1,280,490	$ 1,280,490
Accumulated Amortization	(606,458)	(537,622)	(432,172)
Net Carrying Amount	674,032	742,868	848,318
Backlog and other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	743,760	743,760	743,760
Accumulated Amortization	(504,304)	(456,604)	(376,455)
Net Carrying Amount	239,456	287,156	367,305
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	534,030	534,030	534,030
Accumulated Amortization	(99,454)	(78,318)	(53,017)
Net Carrying Amount	434,576	455,712	481,013
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,700	2,700	2,700
Accumulated Amortization	$ (2,700)	$ (2,700)	$ (2,700)

Goodwill and Other Intangible Assets - Schedule of Amortization Charges of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule Of Estimated Future Amortization Expense [Line Items]
2012	$ 91,781
2013	82,311
2014	68,231
2015	60,215
2016	$ 48,491

Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 21, 2010
Debt Instrument [Line Items]
Long-term debt, Carrying Value	$ 16,085,536	$ 16,002,330	$ 15,916,625	$ 15,400
Long-term debt, Fair Value	16,875,211	15,904,281	16,886,107
Current portion of long-term debt	209,716	164,818	94,723
Total long-term debt, excluding current portion	15,875,820	15,837,512	15,821,902
Intelsat S.A. [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	321,293	302,079	721,947
Long-term debt, Fair Value	366,808	354,434	878,285
Total long-term debt, excluding current portion	321,293	302,079	721,947
Intelsat S.A. [Member] | 6.5% Senior Notes due November 2013 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	353,550	353,550	353,550
Long-term debt, Fair Value	366,808	354,434	368,152
Intelsat S.A. [Member] | 6.5% Senior Notes due November 2013 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount	(32,257)	(51,471)	(73,687)
Intelsat S.A. [Member] | 7 5/8% Senior Notes due 2012 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			485,841
Long-term debt, Fair Value			510,133
Intelsat S.A. [Member] | 7 5/8% Senior Notes due 2012 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount			(43,757)
Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	5,307,986	5,307,986	5,232,138
Long-term debt, Fair Value	5,612,328	5,047,117	5,740,382
Total long-term debt, excluding current portion	5,307,986	5,307,986	5,232,138
Intelsat Luxembourg [Member] | 11.25% Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,805,000	2,805,000	2,805,000
Long-term debt, Fair Value	2,955,909	2,706,825	3,064,463
Intelsat Luxembourg [Member] | 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,502,986	2,502,986	2,427,138
Long-term debt, Fair Value	2,656,419	2,340,292	2,675,919
Intelsat Jackson [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	10,324,843	10,126,303	4,596,936
Long-term debt, Fair Value	10,764,661	10,236,768	4,743,694
Current portion of long-term debt	182,500	32,500
Total long-term debt, excluding current portion	10,142,343	10,093,802	4,596,936
Intelsat Jackson [Member] | 11.25% Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	603,220	1,048,220	1,048,220
Long-term debt, Fair Value	630,063	1,103,251	1,129,457
Intelsat Jackson [Member] | 11.25% Senior Notes due 2016 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Premium	2,132	4,286	4,990
Intelsat Jackson [Member] | 11.5 % Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			284,595
Long-term debt, Fair Value			305,940
Intelsat Jackson [Member] | 9.5% Senior Notes due June 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value		701,913	701,913
Long-term debt, Fair Value		733,499	740,518
Intelsat Jackson [Member] | 9 1/4% Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			55,035
Long-term debt, Fair Value			59,509
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	500,000	500,000	500,000
Long-term debt, Fair Value	563,750	527,500	543,750
Intelsat Jackson [Member] | 8.5% Senior Notes due November 2019 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount	(3,303)	(3,545)	(3,845)
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	2,200,000	1,000,000	1,000,000
Long-term debt, Fair Value	2,360,060	1,011,300	1,010,000
Intelsat Jackson [Member] | 7.25% Senior Notes due October 2020 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Premium	20,213
Intelsat Jackson [Member] | 7.25% Senior Notes due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,500,000	1,500,000
Long-term debt, Fair Value	1,614,450	1,530,000
Intelsat Jackson [Member] | 7.5% Senior Notes due April 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	1,150,000	1,150,000
Long-term debt, Fair Value	1,240,620	1,173,000
Intelsat Jackson [Member] | Senior Unsecured Credit Facilities due February 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	195,152	195,152	195,152
Long-term debt, Fair Value	190,039	182,468	185,161
Intelsat Jackson [Member] | New Senior Unsecured Credit Facilities due February 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	810,876	810,876	810,876
Long-term debt, Fair Value	803,416	758,169	769,359
Intelsat Jackson [Member] | Senior Secured Credit Facilities due April 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	3,209,375	3,233,750
Long-term debt, Fair Value	3,212,263	3,217,581
Intelsat Jackson [Member] | Senior Secured Credit Facilities due April 2018 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount	(12,822)	(14,349)
Intelsat Jackson [Member] | Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	150,000
Long-term debt, Fair Value	150,000
Intelsat Intermediate Holding Company SA [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			485,565
Long-term debt, Fair Value			500,132
Intelsat Intermediate Holding Company SA [Member] | 9.25% Senior Discount Notes due February 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			4,545
Long-term debt, Fair Value			4,681
Intelsat Intermediate Holding Company SA [Member] | 9.5% Senior Discount Notes due February 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			481,020
Long-term debt, Fair Value			495,451
Intelsat Subsidiary Holding Company SA [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			2,199,268
Long-term debt, Fair Value			2,291,690
Intelsat Subsidiary Holding Company SA [Member] | 8.5% Senior Notes due January 2013 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			850,346
Long-term debt, Fair Value			852,472
Intelsat Subsidiary Holding Company SA [Member] | 8.875% Senior Notes due January 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			681,012
Long-term debt, Fair Value			699,740
Intelsat Subsidiary Holding Company SA [Member] | Senior Secured Credit Facilities due July 2013 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			330,960
Long-term debt, Fair Value			328,478
Intelsat Subsidiary Holding Company SA [Member] | 8.875% Senior Notes due January 2015 [Member] | Series B [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			400,000
Long-term debt, Fair Value			411,000
Intelsat Subsidiary Holding Company SA [Member] | 8.875% Senior Notes due January 2015 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount			(63,050)
New Dawn [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	82,578	192,707	147,592
Long-term debt, Fair Value	82,578	192,707	147,592
New Dawn [Member] | Senior Secured Debt Facility due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	14,070	109,625	84,773
Long-term debt, Fair Value	14,070	109,625	84,773
New Dawn [Member] | Mezzanine Secured Debt Facility due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	68,508	82,580	62,819
Long-term debt, Fair Value	68,508	82,580	62,819
New Dawn [Member] | 10.5% Note Payable to Convergence Partners [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value		502
Long-term debt, Fair Value		502
Intelsat Corp [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			2,533,179
Long-term debt, Fair Value			2,584,332
Intelsat Corp [Member] | 9 1/4% Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			580,719
Long-term debt, Fair Value			627,177
Intelsat Corp [Member] | Senior Secured Credit Facilities Due January 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			1,715,522
Long-term debt, Fair Value			1,709,517
Intelsat Corp [Member] | Senior Secured Credit Facilities Due January 2014 [Member] | Carrying Value [Member]
Debt Instrument [Line Items]
Long-term debt, Unamortized Discount			(8,361)
Intelsat Corp [Member] | Senior Secured Credit Facilities Due July 2012 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			133,466
Long-term debt, Fair Value			132,305
Intelsat Corp [Member] | 9.25% Senior Notes due August 2014 [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value			111,833
Long-term debt, Fair Value			115,333
Horizons Holdings [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	48,836	73,255
Long-term debt, Fair Value	48,836	73,255
Horizons Holdings [Member] | Loan Payable To JSAT [Member]
Debt Instrument [Line Items]
Long-term debt, Carrying Value	48,836	73,255
Long-term debt, Fair Value	$ 48,836	$ 73,255

Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-term Debt (Parenthetical) (Detail)	1 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended														9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended
	Apr. 21, 2010 6.5% Senior Notes due November 2013 [Member]	Sep. 30, 2012 11.25% Senior Notes due 2017 [Member]	Sep. 30, 2012 11.25% Senior Notes due 2016 [Member]	Sep. 30, 2012 11.5 % Senior Notes due 2016 [Member]	Dec. 31, 2011 11.5 % Senior Notes due 2016 [Member]	Apr. 05, 2011 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2011 7.25% Senior Notes due April 2019 [Member]	Apr. 05, 2011 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2011 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2011 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2010 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2010 8.875% Senior Notes due January 2015 [Member]	Sep. 30, 2012 Intelsat S.A. [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2011 Intelsat S.A. [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2010 Intelsat S.A. [Member] 6.5% Senior Notes due November 2013 [Member]	Dec. 31, 2011 Intelsat S.A. [Member] 7 5/8% Senior Notes due 2012 [Member]	Dec. 31, 2010 Intelsat S.A. [Member] 7 5/8% Senior Notes due 2012 [Member]	Sep. 30, 2012 Intelsat Luxembourg [Member] 11.25% Senior Notes due 2017 [Member]	Dec. 31, 2011 Intelsat Luxembourg [Member] 11.25% Senior Notes due 2017 [Member]	Dec. 31, 2010 Intelsat Luxembourg [Member] 11.25% Senior Notes due 2017 [Member]	Sep. 30, 2012 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Dec. 31, 2011 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Dec. 31, 2010 Intelsat Luxembourg [Member] 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 11.25% Senior Notes due 2016 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 11.25% Senior Notes due 2016 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 11.25% Senior Notes due 2016 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 11.5 % Senior Notes due 2016 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 11.5 % Senior Notes due 2016 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 9.5% Senior Notes due June 2016 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 9.5% Senior Notes due June 2016 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 9.5% Senior Notes due June 2016 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 9 1/4% Senior Notes due 2016 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 8.5% Senior Notes due November 2019 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] Senior Unsecured Credit Facilities due February 2014 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] New Senior Unsecured Credit Facilities due February 2014 [Member]	Sep. 30, 2012 Intelsat Jackson [Member] Senior Secured Credit Facilities due April 2018 [Member]	Dec. 31, 2011 Intelsat Jackson [Member] Senior Secured Credit Facilities due April 2018 [Member]	Dec. 31, 2010 Intelsat Jackson [Member] Senior Secured Credit Facilities due April 2018 [Member]	Dec. 31, 2011 Intelsat Intermediate Holding Company SA [Member] 9.25% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2010 Intelsat Intermediate Holding Company SA [Member] 9.25% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 Intelsat Intermediate Holding Company SA [Member] 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2010 Intelsat Intermediate Holding Company SA [Member] 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 Intelsat Subsidiary Holding Company SA [Member] 8.5% Senior Notes due January 2013 [Member]	Dec. 31, 2010 Intelsat Subsidiary Holding Company SA [Member] 8.5% Senior Notes due January 2013 [Member]	Dec. 31, 2011 Intelsat Subsidiary Holding Company SA [Member] 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2010 Intelsat Subsidiary Holding Company SA [Member] 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2011 Intelsat Subsidiary Holding Company SA [Member] Senior Secured Credit Facilities due July 2013 [Member]	Dec. 31, 2010 Intelsat Subsidiary Holding Company SA [Member] Senior Secured Credit Facilities due July 2013 [Member]	Dec. 31, 2011 Intelsat Subsidiary Holding Company SA [Member] 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2010 Intelsat Subsidiary Holding Company SA [Member] 8.875% Senior Notes due January 2015 [Member]	Sep. 30, 2012 New Dawn [Member] Senior Secured Debt Facility due 2017 [Member]	Dec. 31, 2011 New Dawn [Member] Senior Secured Debt Facility due 2017 [Member]	Dec. 31, 2010 New Dawn [Member] Senior Secured Debt Facility due 2017 [Member]	Sep. 30, 2012 New Dawn [Member] Mezzanine Secured Debt Facility due 2019 [Member]	Dec. 31, 2011 New Dawn [Member] Mezzanine Secured Debt Facility due 2019 [Member]	Dec. 31, 2010 New Dawn [Member] Mezzanine Secured Debt Facility due 2019 [Member]	Sep. 30, 2012 New Dawn [Member] 10.5% Note Payable to Convergence Partners [Member]	Dec. 31, 2011 New Dawn [Member] 10.5% Note Payable to Convergence Partners [Member]	Dec. 31, 2010 New Dawn [Member] 10.5% Note Payable to Convergence Partners [Member]	Dec. 31, 2011 Intelsat Corp [Member] 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2010 Intelsat Corp [Member] 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2011 Intelsat Corp [Member] Senior Secured Credit Facilities Due January 2014 [Member]	Dec. 31, 2010 Intelsat Corp [Member] Senior Secured Credit Facilities Due January 2014 [Member]	Dec. 31, 2011 Intelsat Corp [Member] Senior Secured Credit Facilities Due July 2012 [Member]	Dec. 31, 2010 Intelsat Corp [Member] Senior Secured Credit Facilities Due July 2012 [Member]	Dec. 31, 2011 Intelsat Corp [Member] 9.25% Senior Notes due August 2014 [Member]	Dec. 31, 2010 Intelsat Corp [Member] 9.25% Senior Notes due August 2014 [Member]
Debt Instrument [Line Items]
Variable interest rates, Minimum																						11.50%	11.50%	11.50%
Senior Notes, interest rate	6.50%	11.25%	11.25%	11.50%	11.50%	7.25%		7.50%		9.50%	9.50%	8.88%	8.88%	6.50%	6.50%	6.50%	7.63%	7.63%	11.25%	11.25%	11.25%				11.25%	11.25%	11.25%	11.50%	11.50%	9.50%	9.50%	9.50%	9.25%	9.25%	8.50%	8.50%	8.50%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.50%	7.50%	7.50%										9.25%	9.25%	9.50%	9.50%	8.50%	8.50%	8.88%	8.88%			8.88%	8.88%							10.50%	10.50%	10.50%	9.25%	9.25%					9.25%	9.25%
Variable interest rates, Maximum																						12.50%	12.50%	12.50%
Senior Notes, maturity date	2013			2016	2016	2019	2019	2021	2021	February 2015	2015	2015	2015	November 2013	November 2013	November 2013	April 2012	April 2012	February 2017	February 2017	February 2017	February 2017	February 2017	February 2017	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	June 2016	November 2019	November 2019	November 2019	October 2020	October 2020	October 2020	April 2019	April 2019	April 2019	April 2021	April 2021	April 2021	February 2014	February 2014	February 2014	February 2014	February 2014	February 2014	April 2018	April 2018	April 2018	February 2015	February 2015	February 2015	February 2015	January 2013	January 2013	January 2015	January 2015	July 2013	July 2013	January 2015	January 2015	2017	2017	2017	2019	2019	2019				June 2016	June 2016	January 2014	January 2014	July 2012	July 2012	August 2014	August 2014

Long-Term Debt - Schedule of Principal Repayment of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 21, 2010
Line Of Credit Facility Covenant Compliance [Line Items]
2012		$ 164,818
2013		411,067
2014		1,070,139
2015		47,317
2016		1,798,769
2017 and thereafter		12,575,299
Total principal repayments		16,067,409
Unamortized discounts and premium		(65,079)
Total Intelsat S.A. long-term debt	$ 16,085,536	$ 16,002,330	$ 15,916,625	$ 15,400

Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended		9 Months Ended				1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended		9 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended						9 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	1 Months Ended		1 Months Ended			9 Months Ended		1 Months Ended			9 Months Ended
	May 05, 2011	Apr. 21, 2010	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 05, 2011	Jan. 12, 2011	Jul. 31, 2012 New Dawn [Member]	Dec. 05, 2008 New Dawn [Member]	Sep. 30, 2012 New Dawn [Member]	Dec. 31, 2011 New Dawn [Member]	Mar. 31, 2012 New Dawn [Member]	Dec. 12, 2011 New Dawn [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Maximum [Member] New Dawn [Member]	Dec. 31, 2011 Maximum [Member] New Dawn [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Minimum [Member] New Dawn [Member]	Dec. 31, 2011 Minimum [Member] New Dawn [Member]	Sep. 30, 2012 Financial Covenants [Member] Maximum [Member]	Dec. 31, 2011 Financial Covenants [Member] Maximum [Member]	Sep. 30, 2012 Financial Covenants [Member] Minimum [Member]	Dec. 31, 2011 Financial Covenants [Member] Minimum [Member]	Mar. 31, 2011 Intelsat Jackson [Member]	Sep. 30, 2012 Intelsat Jackson [Member]	Sep. 30, 2011 Intelsat Jackson [Member]	Dec. 31, 2011 Intelsat Jackson [Member]	Jan. 12, 2011 Intelsat Jackson [Member]	Dec. 31, 2010 Intelsat Jackson [Member]	Jan. 12, 2011 Intelsat Jackson [Member] Proceeds For Corp Repayment [Member]	Jan. 12, 2011 Intelsat Jackson [Member] Proceeds For Subholdco Repayment [Member]	Apr. 08, 2011 Intelsat Intermediate Holding Company SA [Member]	Dec. 31, 2010 Intelsat Intermediate Holding Company SA [Member]	Dec. 31, 2011 Horizons Holdings [Member]	Sep. 30, 2012 Horizons Holdings [Member]	Sep. 30, 2011 Intelsat Luxembourg [Member]	Sep. 30, 2012 Intelsat Luxembourg [Member]	Dec. 31, 2011 Intelsat Luxembourg [Member]	Dec. 31, 2010 Intelsat Luxembourg [Member]	Apr. 08, 2011 Intermediate Holdco [Member]	Oct. 05, 2012 Subsequent Event [Member] New Dawn [Member]	Sep. 30, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Libor Basis [Member]	Dec. 31, 2011 Abr [Member]	Sep. 30, 2012 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2011 9 1/4% Senior Notes due 2016 [Member]	Sep. 30, 2012 9.25% Senior Notes due August 2014 [Member]	Dec. 31, 2011 9.25% Senior Notes due August 2014 [Member]	Sep. 30, 2012 6 7/8% Senior Secured Debentures due 2028 [Member]	Dec. 31, 2011 6 7/8% Senior Secured Debentures due 2028 [Member]	Mar. 18, 2011 7 5/8% Senior Notes due 2012 [Member]	Sep. 30, 2012 7 5/8% Senior Notes due 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes due 2012 [Member]	Mar. 18, 2011 8.5% Senior Notes due January 2013 [Member]	Sep. 30, 2012 8.5% Senior Notes due January 2013 [Member]	Dec. 31, 2011 8.5% Senior Notes due January 2013 [Member]	Mar. 31, 2011 Two Thousand Eleven Notes Redemptions [Member]	Dec. 31, 2011 9.25% Senior Discount Notes due February 2015 [Member] Intelsat Intermediate Holding Company SA [Member]	Apr. 08, 2011 9.25% Senior Discount Notes due February 2015 [Member] Intelsat Intermediate Holding Company SA [Member]	Dec. 31, 2011 11 1/4% Senior Notes due 2016 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 9 1/2% Senior Notes due 2016 [Member] Intelsat Jackson [Member]	Sep. 30, 2012 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2011 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 7.25% Senior Notes due October 2020 [Member]	Sep. 30, 2010 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2011 7.25% Senior Notes due October 2020 [Member] Intelsat Jackson [Member]	Jun. 15, 2012 9.5% Senior Notes due June 2016 [Member]	Apr. 26, 2012 9.5% Senior Notes due June 2016 [Member]	Sep. 30, 2012 9.5% Senior Notes due June 2016 [Member]	Sep. 30, 2010 9.5% Senior Notes due June 2016 [Member]	Jun. 15, 2012 11.25% Senior Notes due 2016 [Member]	Apr. 26, 2012 11.25% Senior Notes due 2016 [Member]	Sep. 30, 2012 11.25% Senior Notes due 2016 [Member]	Oct. 03, 2012 11.25% Senior Notes due 2016 [Member] Subsequent Event [Member]	Sep. 30, 2012 6 5/8% Senior Notes due 2022 [Member]	Oct. 03, 2012 6 5/8% Senior Notes due 2022 [Member] Subsequent Event [Member]	Apr. 05, 2011 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2011 7.25% Senior Notes due April 2019 [Member]	Sep. 30, 2012 7.25% Senior Notes due April 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 7.25% Senior Notes due April 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 7.25% Senior Notes due April 2019 [Member] Intelsat Jackson [Member]	Apr. 05, 2011 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2011 7.5% Senior Notes due April 2021 [Member]	Sep. 30, 2012 7.5% Senior Notes due April 2021 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 7.5% Senior Notes due April 2021 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 7.5% Senior Notes due April 2021 [Member] Intelsat Jackson [Member]	Apr. 21, 2010 6.5% Senior Notes due November 2013 [Member]	Sep. 30, 2012 6.5% Senior Notes due November 2013 [Member] Subsequent Event [Member]	Apr. 12, 2012 6.5% Senior Notes due November 2013 [Member] Subsequent Event [Member]	Dec. 31, 2011 Senior Notes Due 2013 [Member] Intelsat S.A [Member]	Dec. 31, 2011 Senior Notes due 2017 [Member] Intelsat Luxembourg [Member]	Aug. 04, 2008 Senior Notes due 2017 [Member] Prior to August 4, 2008 [Member] Intelsat Luxembourg [Member]	Aug. 04, 2008 Senior Notes due 2017 [Member] After August 4, 2008 [Member] Intelsat Luxembourg [Member]	Dec. 31, 2011 Payment in Kind (PIK) Note [Member] Intelsat Luxembourg [Member]	Aug. 04, 2008 Payment in Kind (PIK) Note [Member] Prior to August 4, 2008 [Member] Intelsat Luxembourg [Member]	Aug. 04, 2008 Payment in Kind (PIK) Note [Member] After August 4, 2008 [Member] Intelsat Luxembourg [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Dec. 31, 2011 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Jun. 27, 2008 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Maximum [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Minimum [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Intelsat Luxembourg [Member]	Dec. 31, 2011 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Intelsat Luxembourg [Member]	Dec. 31, 2010 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Intelsat Luxembourg [Member]	Sep. 30, 2012 8.5% Senior Notes due November 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 8.5% Senior Notes due November 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 8.5% Senior Notes due November 2019 [Member] Intelsat Jackson [Member]	Apr. 05, 2011 7 1/4% Senior Notes due 2019 [Member]	Dec. 31, 2011 7 1/4% Senior Notes due 2019 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 Senior Unsecured Credit Agreement [Member]	Dec. 31, 2011 Senior Unsecured Credit Agreement [Member] Intelsat Jackson [Member]	Dec. 31, 2011 Senior Unsecured Credit Agreement [Member] Libor Basis [Member]	Dec. 31, 2011 Senior Unsecured Credit Agreement [Member] Abr [Member]	Dec. 31, 2011 New Senior Unsecured Credit Facilities due February 2014 [Member]	Sep. 30, 2012 New Senior Unsecured Credit Facilities due February 2014 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 New Senior Unsecured Credit Facilities due February 2014 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 New Senior Unsecured Credit Facilities due February 2014 [Member] Intelsat Jackson [Member]	Dec. 31, 2011 New Senior Unsecured Credit Facilities due February 2014 [Member] Libor Basis [Member] Intelsat Jackson [Member]	Dec. 31, 2011 New Senior Unsecured Credit Facilities due February 2014 [Member] Abr [Member] Intelsat Jackson [Member]	Dec. 31, 2011 Senior Secured Credit Agreement [Member]	Sep. 30, 2011 Senior Secured Credit Agreement [Member]	Sep. 30, 2012 Senior Secured Credit Agreement [Member] Revolving Credit Facility [Member]	Mar. 31, 2012 Senior Revolving Credit Facility [Member]	May 05, 2011 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2010 9.5% Senior Discount Notes due February 2015 [Member]	Dec. 31, 2011 9.5% Senior Discount Notes due February 2015 [Member] Intelsat Intermediate Holding Company SA [Member]	Dec. 31, 2010 9.5% Senior Discount Notes due February 2015 [Member] Intelsat Intermediate Holding Company SA [Member]	May 05, 2011 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2011 8.875% Senior Notes due January 2015 [Member]	Dec. 31, 2010 8.875% Senior Notes due January 2015 [Member]	May 05, 2011 11.5 % Senior Notes due 2016 [Member]	Sep. 30, 2012 11.5 % Senior Notes due 2016 [Member]	Dec. 31, 2011 11.5 % Senior Notes due 2016 [Member]	Dec. 31, 2011 11.5 % Senior Notes due 2016 [Member] Intelsat Jackson [Member]	Dec. 31, 2010 11.5 % Senior Notes due 2016 [Member] Intelsat Jackson [Member]	Sep. 30, 2012 9.25% Senior Notes 2015 [Member] Intermediate Holdco [Member]	Apr. 08, 2011 9.25% Senior Notes 2015 [Member] Intermediate Holdco [Member]	May 05, 2011 Series B [Member]	May 05, 2011 9 1/4% Senior Notes due 2016 [Member]	Sep. 30, 2012 9 1/4% Senior Notes due 2016 [Member]	Dec. 31, 2011 9 1/4% Senior Notes due 2016 [Member]	Sep. 30, 2012 Senior Secured Credit Facility [Member]	Dec. 05, 2008 Senior Secured Credit Facility [Member] New Dawn [Member]	Dec. 31, 2011 Senior Secured Credit Facility [Member] New Dawn [Member]	Oct. 03, 2012 Senior Secured Credit Facility [Member] Subsequent Event [Member]	Jan. 12, 2011 Senior Secured Credit Facility [Member] Term Loan Facility [Member]	Jan. 12, 2011 Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Sep. 30, 2012 Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Sep. 30, 2012 Senior Secured Credit Facility [Member] Swingline Loan [Member]	Oct. 03, 2012 Senior Secured Credit Facility [Member] Libor Basis [Member] Subsequent Event [Member]	Oct. 03, 2012 Senior Secured Credit Facility [Member] Abr [Member] Subsequent Event [Member]	Dec. 05, 2008 Mezzanine Loan [Member]	Sep. 30, 2012 Financial Covenant [Member]
Debt Instrument [Line Items]
Term loan facility													$ 3,250,000,000																							$ 3,250,000,000																																																																																																																							$ 3,250,000,000
Net proceeds of term loan																																						2,400,000,000	330,200,000
Senior Notes, maturity date																																										September 2014											2016	2016	2014	2014	2028	2028		2012	2012		2013	2013		2015		2016	2016	October 2020	October 2020						2016				2016			2022	2019	2019	April 2019	April 2019	April 2019	2021	2021	April 2021	April 2021	April 2021	2013	2013		November 2013	2017			2017								February 2017	February 2017	February 2017	November 2019	November 2019	November 2019								February 2014	February 2014	February 2014								February 2015	2015	February 2015	February 2015		2015	2015		2016	2016	June 2016	June 2016	2015				2016	2016					April 2018
Senior Notes, interest rate																																																					9.25%	9.25%	9.25%	9.25%	6.88%	6.88%		7.63%	7.63%	8.50%		8.50%			9.25%	11.25%	9.50%		7.25%	7.25%						9.50%			11.25%		6.63%		7.25%		7.25%	7.25%	7.25%	7.50%		7.50%	7.50%	7.50%	6.50%		6.50%	6.50%		7.88%	11.25%		7.53%	11.50%				12.50%	11.50%				8.50%	8.50%	8.50%	7.25%																	9.50%	9.50%	9.50%	9.50%		8.88%	8.88%		11.50%	11.50%	11.50%	11.50%		9.25%			9.25%	9.25%
Gain (loss) on early extinguishment of debt			(43,400,000)	(158,000,000)	(168,200,000)	(75,800,000)	(46,489,000)	(326,183,000)	(326,183,000)	(76,849,000)	4,697,000					3,100,000																(87,900,000)	(43,385,000)	(28,963,000)	(28,963,000)									0																					(80,300,000)
Debt Amounts Repurchased, Redeemed or Prepaid	625,300,000													112,200,000																										4,500,000								4,500,000	82,600,000										485,800,000			225,000,000													652,400,000	49,500,000			434,900,000	10,100,000		603,200,000																																																		481,000,000					681,000,000			284,600,000							400,000,000	55,000,000
Aggregate principal amount of senior notes												2,650,000,000																																																											1,000,000,000	1,200,000,000	1,000,000,000											640,000,000	1,500,000,000					1,150,000,000																	2,300,000,000									1,500,000,000
Outstanding principal amount of notes		15,400,000					16,085,536,000		16,002,330,000	15,916,625,000																							10,324,843,000		10,126,303,000		4,596,936,000				485,565,000	73,255,000	48,836,000		5,307,986,000	5,307,986,000	5,232,138,000																					1,000,000,000	701,900,000																		1,500,000,000	1,500,000,000				1,150,000,000	1,150,000,000					353,600,000	2,805,000,000			2,500,000,000								2,502,986,000	2,502,986,000	2,427,138,000	500,000,000	500,000,000	500,000,000		1,500,000,000						810,876,000	810,876,000	810,876,000											481,020,000								284,595,000
Percentage of consolidated net tangible assets		15.00%
Percentage of outstanding principal amount of notes		2.00%
Interest payment dates																																																																				Semi-annually on June 15 and December 15	Semi-annually on June 15 and December 15																													Semi-annually on May 1 and November 1 of each year	Semi-annually on August 15 and February 15 of each year			Semi-annually on August 15 and February 15												Semi-annually on May 1 and November 1			Semi-annually on April 1 and October 1
Interest payable, starting date																																																																																																									August 15, 2012 and February 16, 2013	August 15, 2011 and February 15, 2012
Interest payable, ending date																																																																																																									February 15, 2013	August 15, 2012
Portion of interest on 2017 PIK notes payable in cash																																														50.00%
Portion of interest on 2017 PIK notes payable in kind																																														50.00%
Debt instruments variable interest rate spread																																										0.60%				1.00%																																																																								1.50%		2.50%	0.50%					3.00%	2.00%	1.50%																															3.25%	2.25%
Early redemption price equal to percentage of principal amount of notes																																																																										100.00%																																								100.00%			100.00%
Early redemption price equal to percentage of aggregate principal amount of notes																																																																										35.00%																																											35.00%
Aggregate outstanding borrowings under a credit facility																82,600,000	192,200,000																																																																																																						195,200,000			810,900,000
Revolving credit facility																																																		500,000,000																																																																																350,000,000
Revolving credit facility, maturity period																																																		5 years																																																																																																						8 years				5 years
Repayment under revolving credit facility																																																																																																																																	200,000,000
Availability remaining under revolving credit facility																																																																																																																																462,600,000																							339,300,000
Outstanding letter of credit																																																																																																																																			175,000,000																										150,000,000
Variable interest rates, Minimum															3.00%																																				3.50%	2.50%																																																										11.50%	11.50%	11.50%																																										1.25%					3.00%	2.00%	5.30%
Variable interest rates, Maximum															4.00%																																				3.75%	2.75%																																																										12.50%	12.50%	12.50%																																																	6.30%
Consolidated secured debt to consolidated EBITDA ratio							1.58																					3.5	1.47	1	1																																																																																																																																			3.5
Consolidated EBITDA to consolidated interest expense							2.81													1.75	2.76			1	1																																																																																																																														1.75
Maximum available of revolving credit facility															125,000,000																																																																																																																																									215,000,000	125,000,000				350,000,000	70,000,000			90,000,000
Funds drawn under Credit Facility, primarily to fund the purchase of launch insurance																	35,200,000
Percentage of commitment fee																						0.50%	0.50%			0.38%	0.38%																																																																																																																																		0.38%
Capital expenditures							715,101,000	615,113,000	844,688,000	982,127,000	943,133,000						46,400,000																	0										0
Total insurance recoveries anticipated																	118,000,000
Insurance proceeds received									94,131,000								94,131,000	23,900,000
Senior term loan facility, current																			107,400,000
Revolving credit facility																																																																																																																																																												500,000,000
Quarterly payment percentage																																																																																																																																																											0.25%
Expect to recognize loss on early extinguishment of debt																																																	$ 2,700,000																																	$ 23,600,000

Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	May 05, 2011	Sep. 30, 2012	Dec. 31, 2011	Oct. 05, 2012	Jul. 31, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012 8 7/8% Senior Notes due 2015 [Member]	Dec. 31, 2011 8 7/8% Senior Notes due 2015 [Member]	May 05, 2011 8 7/8% Senior Notes due 2015 [Member]	Jul. 31, 2012 New Dawn [Member]	Sep. 30, 2011 Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member]	Dec. 31, 2009 Not Designated as Hedging Instrument [Member]	Sep. 30, 2012 Not Designated as Hedging Instrument [Member]	Sep. 14, 2012 Interest Rate Swap [Member]	Mar. 31, 2012 Interest Rate Swap [Member]	Dec. 22, 2011 Interest Rate Swap [Member]	Dec. 14, 2011 Interest Rate Swap [Member]	Sep. 30, 2012 Interest Rate Swap [Member] New Dawn [Member]	Dec. 31, 2011 Interest Rate Swap [Member] New Dawn [Member]	Jul. 05, 2012 Interest Rate Swap [Member] New Dawn [Member]	Oct. 05, 2011 Interest Rate Swap [Member] New Dawn [Member]	Sep. 30, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other current liabilities [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other current liabilities [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other current liabilities [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other long-term liabilities [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] Other long-term liabilities [Member]	Sep. 30, 2012 Interest Rate Swap Maturing March 2013 [Member]	Dec. 31, 2011 Interest Rate Swap Maturing March 2013 [Member]	Sep. 30, 2012 Interest Rate Swap Maturing January 2016 [Member]	Dec. 31, 2011 Interest Rate Swap Maturing January 2016 [Member]
Derivatives, Fair Value [Line Items]
Aggregate notional amount																		$ 1,200,000,000	$ 448,500,000		$ 65,500,000	$ 65,500,000								$ 731,400,000	$ 1,900,000,000	$ 1,600,000,000	$ 448,500,000
Derivative maturity date																														March 2013	March 2013	January 2016	January 2016
Derivative interest rate																	0.39%			0.54%			0.46%	0.38%
Derivative maturity date																					Jul 7, 2014	Jul 7, 2014
Derivative interest paid																					3.72%	3.72%
Non-cash credit valuation adjustment		7,800,000	4,000,000
Derivative liability, fair value													95,518,000	152,110,000		89,825,000									13,340,000	14,828,000	6,404,000	80,690,000	141,411,000
New Dawn insurance proceeds			10,400,000
Percentage of repurchase of notes								101.00%	101.00%
Liabilities, fair value			0			0	4,295,000
Aggregate principle amount outstanding										400,000,000
Derivative gain (loss)												4,295,000	4,295,000	10,305,000	21,440,000
Debt Amounts Repurchased, Redeemed or Prepaid	625,300,000										112,200,000
Notional amount of interest rate swap associated with senior term loan											69,000,000
Termination of loan payment				$ 5,300,000	$ 4,100,000
Senior Notes, interest rate								8.88%

Derivative Instruments and Hedging Activities - Schedule of Fair Value of Derivatives by Category (Detail) (Not Designated as Hedging Instrument [Member], USD $)
In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 89,825	$ 95,518	$ 152,110
Other current liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	13,340	14,828	6,404
Other Noncurrent Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	76,485	80,690	141,411
Other Noncurrent Liabilities [Member] | Put Option Embedded Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value			$ 4,295

Derivative Instruments and Hedging Activities - Schedule of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Total losses on derivative financial instruments	$ 37,651	$ 24,163	$ 24,635	$ 89,509	$ 2,681
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Undesignated interest rate swaps Losses on derivative financial instruments	37,651	28,458	28,930	99,814	24,121
Put option embedded derivative Losses on derivative financial instruments		(4,295)	(4,295)	(10,305)	(21,440)
Total losses on derivative financial instruments	$ 37,651	$ 24,163	$ 24,635	$ 89,509	$ 2,681

Income Taxes - Summary of Total Loss Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ (143,408)	$ (481,281)	$ (489,387)	$ (534,147)	$ (770,662)
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes			(565,768)	(446,738)	114,380
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes			$ 76,381	$ (87,409)	$ (885,042)

Income Taxes - Provision For (Benefit From) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax provision (benefit)
Domestic			$ 1,162	$ (5,097)	$ 1,206
Foreign			23,011	23,942	47,111
Total			24,173	18,845	48,317
Deferred income tax provision (benefit):
Foreign			(79,566)	(45,223)	(36,918)
Total	(10,752)	(53,026)	(72,866)	(45,223)	(43,258)
Total income tax provision (benefit):	$ (1,110)	$ (48,931)	$ (55,393)	$ (26,378)	$ 11,399

Income Taxes - Income Tax Provision (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expected tax benefit at Luxembourg statutory income tax rate			$ (140,944)	$ (152,239)	$ (220,332)
Foreign income tax differential			27,626	(166)	252,996
Nontaxable interest income			(102,758)	(45,482)	(41,368)
U.S. extraterritorial income exclusion tax benefit			(208)	(1,194)	(4,149)
U.S. extraterritorial income exclusion tax benefit - prior period adjustment				7,048
Change in tax rate			716	(7,948)	8,864
Medicare Part D subsidy				2,891
Nondeductible stock compensation expense					1,316
Changes in unrecognized tax benefits			(5,087)	(17,345)	11,434
Basis difference in WildBlue					(29,066)
Fair market value basis adjustment on Luxembourg assets and liabilities				(106,477)	(687,529)
Changes in valuation allowance			173,564	297,365	719,801
Tax effect of 2011 Intercompany Sale			(6,272)
Other			(2,030)	(2,831)	(568)
Total income tax provision	$ (1,110)	$ (48,931)	$ (55,393)	$ (26,378)	$ 11,399

Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Intelsat Luxembourg [Member] Before Rate Change [Member]	Dec. 31, 2011 Intelsat Luxembourg [Member] After Rate Change [Member]	Aug. 20, 2004 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Aug. 20, 2004 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Income Tax [Line Items]
Enacted tax rate					28.59%	28.80%
Deferred tax asset attributable to net operating loss carryforwards			$ 626,507,000	$ 337,727,000
Alternative minimum tax credit carryforwards			16,345,000	16,345,000
Net operating loss carryforwards with expiration			111,900,000
Net operating loss carryforward expiry Date								2017		2031
Net operating loss carryforwards without expiration			514,600,000
Capital loss carryforward			22,680,000	19,741,000
Valuation allowance amount			1,204,522,000	1,050,732,000
Gross unrecognized tax benefits		68,600,000	64,767,000
Unrecognized Tax Benefits		49,600,000	46,600,000
Reserves for interest and penalties		10,900,000	8,600,000	5,700,000
Business combination, valuation allowance available to reduce income tax expense	26,400,000
Tax Indemnification Receivable Percentage							80.00%	80.00%	100.00%	100.00%
Other taxes		75,000,000	75,000,000
Recapitalization capped outstanding		15,000,000	15,000,000
Recapitalization capped paid		4,000,000	4,000,000
Tax indemnification receivable		2,300,000	2,300,000	2,300,000
Unrecognized tax benefits related to prior period tax positions		900,000	5,064,000	6,264,000
Unrecognized tax benefits related to current tax positions		$ 2,900,000	$ 3,665,000	$ 5,283,000

Income Taxes - Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Provision For Income Taxes [Line Items]
Current deferred taxes, net	$ 26,058	$ 24,090
Long-term deferred taxes, net	(265,181)	(484,076)
Other long-term assets	7,407	64,491
Deferred tax assets:
Accruals and advances	37,592	9,416
Amortizable intangible assets	447,839	558,276
Non-amortizable intangible assets	85,219	85,219
Performance incentives	35,984	39,072
Sales-type leases		16,364
Customer deposits	56,605	58,533
Debt issuance costs		4,021
Bad debt reserve	1,668	7,146
Accrued retirement benefits	116,130	100,541
Interest rate swap	14,999	27,573
Satellites and other property and equipment	125,422	77,690
Disallowed Interest Expense	27,653
Net operating loss carryforward	626,507	337,727
Capital loss carryforward	22,680	19,741
Alternative minimum tax credit carryforward	16,345	16,345
Other	22,857	13,962
Total deferred tax assets	1,637,500	1,371,626
Deferred tax liabilities:
Satellites and other property and equipment	(79,706)	(275,282)
Amortizable intangible assets	(35,612)	(160,798)
Non-amortizable intangible assets	(268,087)	(241,233)
Debt obligations		(28,423)
Tax Basis Differences in Investments and Affiliates	(273,281)
Other	(8,008)	(10,653)
Total deferred tax liabilities	(664,694)	(716,389)
Valuation allowance	(1,204,522)	(1,050,732)
Net deferred taxes	$ (231,716)	$ (395,495)

Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 64,767	$ 71,981	$ 86,921
Increases related to current year tax positions	2,900	3,665	5,283
Increases related to prior year tax positions	900	5,064	6,264
Decreases related to prior year tax positions		(14,259)	(20,686)
Expiration of statute of limitations for the assessment of taxes		(1,684)	(5,801)
Balance at December 31		$ 64,767	$ 71,981

Contractual Commitments - Additional Expenditures and Expected Year of Payment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Contractual Commitments [Line Items]
2012	$ 645,224
2013	240,744
2014	117,950
2015	46,983
2016	41,225
2017 and thereafter	306,526
Total contractual commitments	1,398,652
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
2012	474,535
2013	192,302
2014	79,396
2015	18,025
2016	19,752
2017 and thereafter	184,827
Total contractual commitments	968,837
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
2012	28,279
2013	24,057
2014	22,577
2015	19,684
2016	17,433
2017 and thereafter	73,189
Total contractual commitments	185,219
Operating Leases [Member]
Contractual Commitments [Line Items]
2012	5,098
2013	4,074
2014	3,176
2015	2,923
2016	2,903
2017 and thereafter	47,561
Total contractual commitments	65,735
Sublease Rental Income [Member]
Contractual Commitments [Line Items]
2012	3,509
2013	3,302
2014	1,128
2015	27
2016	56
Total contractual commitments	8,022
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
2012	140,821
2013	23,613
2014	13,929
2015	6,378
2016	1,193
2017 and thereafter	949
Total contractual commitments	$ 186,883

Contractual Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contractual Commitments [Line Items]
Contractual commitments	$ 1,398,652,000
Total obligation related to operating leases	57,700,000
Minimum rental income expected to receive in three years	7,700,000
Total rental expense	4,900,000	6,100,000	7,000,000
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	968,837,000
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	185,219,000
Sublease Rental Income [Member]
Contractual Commitments [Line Items]
Contractual commitments	8,022,000
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
Contractual commitments	$ 186,883,000

Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Dec. 15, 2009 Wild Blue [Member]	Sep. 30, 2012 Contract Backlogs [Member]	Dec. 31, 2011 Contract Backlogs [Member]
Loss Contingencies [Line Items]
Backlog covered by LCO contracts				$ 71.8	$ 95.9
Noncontrolling ownership interest percentage	74.90%		28.00%
Settlement payment in exchange for claims made by plaintiffs		6.1
Legal fees	$ 2.2

Business and Geographic Segment Information - Schedule of Geographic Distribution of Revenue (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
North America [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	47.00%	47.00%	47.00%	46.00%	46.00%
Europe [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	16.00%	16.00%	16.00%	16.00%	17.00%
Africa and Middle East [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	16.00%	17.00%	17.00%	18.00%	17.00%
Latin America and Caribbean [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	15.00%	14.00%	14.00%	13.00%	12.00%
Asia Pacific [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	6.00%	6.00%	6.00%	7.00%	8.00%

Business and Geographic Segment Information - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Revenue derived from largest customer, percentage	4.00%	4.00%	4.00%	4.00%	4.00%
Largest customers accounted revenue in percentage	26.00%	27.00%	27.00%	27.00%	24.00%

Business and Geographic Segment Information - Schedule of Off-Network and On-Network Revenues (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue By Service Reporting [Line Items]
Revenue	$ 652,911	$ 652,881	$ 642,446	$ 640,188	$ 643,970	$ 644,256	$ 635,286	$ 621,140	$ 1,937,783	$ 1,935,515	$ 2,588,426	$ 2,544,652	$ 2,513,039
Revenue from segments to total revenue, percentage									100.00%	100.00%	100.00%	100.00%	100.00%
On-Network Revenues [Member]
Revenue By Service Reporting [Line Items]
Revenue									1,720,750	1,714,972	2,306,827	2,280,834	2,267,744
Revenue from segments to total revenue, percentage									89.00%	89.00%	89.00%	90.00%	90.00%
On-Network Revenues [Member] | Transponder Services [Member]
Revenue By Service Reporting [Line Items]
Revenue									1,447,797	1,422,163	1,907,768	1,839,047	1,795,477
Revenue from segments to total revenue, percentage									75.00%	74.00%	74.00%	72.00%	71.00%
On-Network Revenues [Member] | Managed Services [Member]
Revenue By Service Reporting [Line Items]
Revenue									202,928	212,432	294,078	321,863	338,607
Revenue from segments to total revenue, percentage									11.00%	11.00%	11.00%	13.00%	14.00%
On-Network Revenues [Member] | Channel [Member]
Revenue By Service Reporting [Line Items]
Revenue									70,025	80,377	104,981	119,924	133,660
Revenue from segments to total revenue, percentage									4.00%	4.00%	4.00%	5.00%	5.00%
Off-Network and Other Revenues [Member]
Revenue By Service Reporting [Line Items]
Revenue									217,033	220,543	281,599	263,818	245,295
Revenue from segments to total revenue, percentage									11.00%	11.00%	11.00%	10.00%	10.00%
Off-Network and Other Revenues [Member] | Transponder Services [Member]
Revenue By Service Reporting [Line Items]
Revenue									180,665	178,942	225,328	221,663	160,660
Revenue from segments to total revenue, percentage									9.00%	9.00%	9.00%	9.00%	6.00%
Off-Network and Other Revenues [Member] | Satellite Related Services [Member]
Revenue By Service Reporting [Line Items]
Revenue									$ 36,368	$ 41,601	$ 56,271	$ 42,155	$ 84,635
Revenue from segments to total revenue, percentage									2.00%	2.00%	2.00%	1.00%	4.00%

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2011 2017 Senior Notes [Member]	Apr. 30, 2011 2017 PIK Notes [Member]	Sep. 30, 2012 Horizons Holdings [Member]	Dec. 31, 2011 Horizons Holdings [Member]	Sep. 30, 2012 New Dawn [Member]	Dec. 31, 2011 New Dawn [Member]	Sep. 30, 2012 WP Com [Member]	Dec. 31, 2011 WP Com [Member]
Related Party Transaction [Line Items]
Expense for services associated with 2008 MFA	$ 18.8	$ 18.7	$ 24.9	$ 24.7	$ 23.2
Percentage of voting equity of Intelsat Global Holdings	12.30%		12.60%
Sale of related party transaction notes						190.9	854
Equity method investment, Ownership percentage								50.00%	50.00%			49.00%	49.00%
Equity method investment, Ownership percentage										74.90%	74.90%
Receivable from parent	$ 33.9		$ 16.8	$ 5

Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results Of Operations [Line Items]
Revenue	$ 652,911	$ 652,881	$ 642,446	$ 640,188	$ 643,970	$ 644,256	$ 635,286	$ 621,140	$ 1,937,783	$ 1,935,515	$ 2,588,426	$ 2,544,652	$ 2,513,039
Income from operations	315,092	292,249	271,364	290,278	256,827	274,572	135,242	245,452	874,136	853,891	1,168,983	912,094	545,451
Net loss	(1,645)	(2,109)	(214,482)	(215,758)	(115,077)	(107,353)	(181,912)	(103,428)	(142,298)	(432,350)	(433,994)	(507,769)	(782,061)
Net loss attributable to Intelsat S.A.	$ (3,480)	$ (442)	$ (213,368)	$ (215,598)	$ (115,789)	$ (106,400)	$ (180,646)	$ (102,618)	$ (142,941)	$ (429,408)	$ (432,888)	$ (505,452)	$ (781,692)

Quarterly Results of Operations - Additional Information (Detail) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results Of Operations [Line Items]
Non-cash impairment charge						$ 104,100,000	$ 6,500,000				$ 110,625,000	$ 499,100,000
Gain (loss) on early extinguishment of debt	(43,400,000)		(158,000,000)	(168,200,000)	(75,800,000)			(46,489,000)	(326,183,000)	(326,183,000)	(76,849,000)	4,697,000
Loss from previously unconsolidated affiliates		20,200,000							(24,658,000)	(24,658,000)	503,000	517,000
Income tax benefit		$ 7,400,000

Supplemental Consolidating Financial Information - Additional Information (Detail) (USD $)	9 Months Ended											1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Apr. 05, 2011	Sep. 30, 2012 11.25% Senior Notes due 2016 [Member]	Dec. 31, 2011 11.25% Senior Notes due 2016 [Member]	Feb. 04, 2008 11.25% Senior Notes due 2016 [Member]	Sep. 30, 2012 11.25% Senior Notes due 2017 [Member]	Jun. 27, 2008 11.25% Senior Notes due 2017 [Member]	Jun. 27, 2008 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Minimum [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Maximum [Member]	Apr. 05, 2011 7 1/4% Senior Notes due 2019 [Member]	Apr. 05, 2011 2021 Jackson Notes [Member]
Aggregate principal amount of senior notes			$ 2,650,000,000		$ 1,000,000,000	$ 1,300,000,000		$ 2,800,000,000	$ 2,300,000,000			$ 1,500,000,000	$ 1,150,000,000
Senior Notes, interest rate				11.25%			11.25%			11.50%	12.50%	7.25%	7.25%
Debt instrument maturity date												Jan 1, 2019	Jan 1, 2021
Other comprehensive income	$ 3,053,000	$ 2,938,000

Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents, net of restricted cash	$ 231,246	$ 294,700	$ 295,421	$ 692,930	$ 477,571	$ 470,211
Restricted cash		94,131
Receivables, net of allowance	326,169	331,371		250,351
Deferred income taxes	25,925	26,058		24,090
Prepaid expenses and other current assets	53,726	42,934		31,817
Total current assets	637,066	789,194		999,188
Satellites and other property and equipment, net	6,403,078	6,142,731		5,997,283
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Other assets	410,446	447,686		508,651
Total assets	17,363,549	17,361,406		17,592,367
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	113,036	143,097		140,984
Accrued interest payable	336,830	359,336		403,446
Current portion of long-term debt	209,716	164,818		94,723
Deferred satellite performance incentives	19,772	17,715		16,693
Other current liabilities	76,974	76,460		67,584
Total current liabilities	874,025	881,114		840,834
Long-term debt, net of current portion	15,875,820	15,837,512		15,821,902
Deferred satellite performance incentives, net of current portion	157,992	113,974		132,884
Deferred revenue, net of current portion	807,164	724,413		407,103
Deferred income taxes	274,374	265,181		484,076
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	299,785	322,735		326,531
Noncontrolling interest	8,744	3,024		18,621
Shareholder's equity (deficit):
Ordinary shares	5,000	5,000		5,000
Total liabilities and shareholder's deficit	17,363,549	17,361,406		17,592,367
Intelsat S.A. [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	32	511	7,507	7,315	21,817	6,286
Receivables, net of allowance	23	41		4,962
Prepaid expenses and other current assets	804	551		608
Total current assets	859	1,103		12,885
Investment in affiliates	(407,360)	(303,483)		498,926
Other assets	8,767	5,356		11,616
Total assets	(397,734)	(297,024)		523,427
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	2,524	2,484		803
Accrued interest payable	9,575	3,831		11,651
Intercompany payables	487,679	487,031		486,065
Total current liabilities	499,778	493,346		498,519
Long-term debt, net of current portion	321,293	302,079		721,947
Shareholder's equity (deficit):
Ordinary shares	5,000	5,000		5,000
Other shareholder's equity (deficit)	(1,223,805)	(1,097,449)		(702,039)
Total liabilities and shareholder's deficit	(397,734)	(297,024)		523,427
Intelsat S.A. [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	32	511	7,507	7,315	21,817	6,286
Receivables, net of allowance	23	41		4,962
Prepaid expenses and other current assets	804	551		608
Total current assets	859	1,103		12,885
Investment in affiliates	(407,188)	(303,383)		498,926
Other assets	8,767	5,356		11,616
Total assets	(397,562)	(296,924)		523,427
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	2,524	2,484		803
Accrued interest payable	9,575	3,831		11,651
Intercompany payables	487,679	487,031		486,065
Total current liabilities	499,778	493,346		498,519
Long-term debt, net of current portion	321,293	302,079		721,947
Shareholder's equity (deficit):
Ordinary shares	5,000	5,000		5,000
Other shareholder's equity (deficit)	(1,223,633)	(1,097,349)		(702,039)
Total liabilities and shareholder's deficit	(397,562)	(296,924)		523,427
Intelsat Luxembourg [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	92	908	908	10,017	16,115	181,650
Receivables, net of allowance	4
Prepaid expenses and other current assets	6,266	16		16
Intercompany receivables	6,853	6,249
Total current assets	13,215	7,173		10,033
Investment in affiliates	4,921,442	5,177,192		5,896,195
Other assets	88,389	99,680		113,290
Total assets	5,023,046	5,284,045		6,019,518
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities		(10)		(12)
Accrued interest payable	77,102	227,953		229,242
Intercompany payables				450
Total current liabilities	77,102	227,943		229,680
Long-term debt, net of current portion	5,307,986	5,307,986		5,232,138
Other long-term liabilities	43,809	49,673		56,872
Shareholder's equity (deficit):
Ordinary shares	669,036	669,036		669,037
Other shareholder's equity (deficit)	(1,074,887)	(970,593)		(168,209)
Total liabilities and shareholder's deficit	5,023,046	5,284,045		6,019,518
Intelsat Luxembourg [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	92	908	908	10,017	16,115	181,650
Receivables, net of allowance	4
Prepaid expenses and other current assets	6,266	16		16
Intercompany receivables	6,853	6,249
Total current assets	13,215	7,173		10,033
Investment in affiliates	4,921,614	5,177,292		5,896,195
Other assets	88,389	99,680		113,290
Total assets	5,023,218	5,284,145		6,019,518
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities		(10)		(12)
Accrued interest payable	77,102	227,953		229,242
Intercompany payables				450
Total current liabilities	77,102	227,943		229,680
Long-term debt, net of current portion	5,307,986	5,307,986		5,232,138
Other long-term liabilities	43,809	49,673		56,873
Shareholder's equity (deficit):
Ordinary shares	669,036	669,036		669,036
Other shareholder's equity (deficit)	(1,074,715)	(970,493)		(168,209)
Total liabilities and shareholder's deficit	5,023,218	5,284,145		6,019,518
Intelsat Jackson [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	100,776	2,269	65,027	126,605	2,206	20,166
Receivables, net of allowance	371			25
Prepaid expenses and other current assets	153	37		9
Total current assets	101,300	2,306		126,639
Investment in affiliates	17,563,967	15,832,505		10,588,831
Other assets	100,216	95,708		41,845
Total assets	17,765,483	15,930,519		10,757,315
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	612	450		2,111
Accrued interest payable	248,080	125,714		43,025
Current portion of long-term debt	182,500	32,500
Other current liabilities	12,727	3,195		1,274
Intercompany payables	2,185,563	416,628		173,864
Total current liabilities	2,629,482	578,487		220,274
Long-term debt, net of current portion	10,142,343	10,093,802		4,596,936
Other long-term liabilities	72,216	81,038		43,910
Shareholder's equity (deficit):
Ordinary shares	4,322,473	4,322,473		4,959,000
Other shareholder's equity (deficit)	598,969	854,719		937,195
Total liabilities and shareholder's deficit	17,765,483	15,930,519		10,757,315
Intelsat Jackson [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	175,412	240,175	232,780	595,472	343,085	213,943
Receivables, net of allowance	229,450	217,082		198,186
Deferred income taxes	23,829	23,944		12,479
Prepaid expenses and other current assets	29,828	27,985		20,556
Intercompany receivables	514,235	523,329		647,961
Total current assets	972,754	1,032,515		1,474,654
Satellites and other property and equipment, net	6,152,026	5,869,027		5,722,302
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Investment in affiliates	213,159	218,048		122,454
Other assets	282,649	293,032		279,564
Total assets	17,533,547	17,394,417		17,686,219
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	118,587	168,577		154,820
Accrued interest payable	249,874	126,646		162,284
Current portion of long-term debt	182,500	32,500		94,723
Deferred satellite performance incentives	18,542	16,339		15,623
Other current liabilities	149,338	121,327		123,040
Total current liabilities	718,841	465,389		550,490
Long-term debt, net of current portion	10,142,343	10,093,802		9,720,225
Deferred satellite performance incentives, net of current portion	155,752	110,982		128,956
Deferred revenue, net of current portion	814,162	731,560		416,753
Deferred income taxes	251,962	244,216		461,146
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	244,423	265,274		254,999
Shareholder's equity (deficit):
Ordinary shares	4,322,518	4,322,518		4,959,045
Other shareholder's equity (deficit)	599,096	854,774		937,150
Total liabilities and shareholder's deficit	17,533,547	17,394,417		17,686,219
Intelsat Jackson Subsidiaries (Non-Guarantors) [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	130,346	291,012	221,979	548,993	437,433	262,109
Restricted cash		94,131
Receivables, net of allowance	325,771	331,330		245,364
Deferred income taxes	25,925	26,058		24,090
Prepaid expenses and other current assets	46,635	42,330		31,184
Intercompany receivables	2,666,389	897,410		660,379
Total current assets	3,195,066	1,682,271		1,510,010
Satellites and other property and equipment, net	6,403,078	6,142,731		5,997,283
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Investment in affiliates	1,010	1,010		81,764
Other assets	212,064	246,280		260,136
Total assets	19,724,177	18,054,087		17,936,438
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	146,156	195,252		175,641
Accrued interest payable	2,073	1,838		119,528
Current portion of long-term debt	27,216	132,318		94,723
Deferred satellite performance incentives	19,772	17,715		16,693
Other current liabilities	145,820	137,874		146,155
Total current liabilities	341,037	484,997		552,740
Long-term debt, net of current portion	104,198	133,645		5,270,881
Deferred satellite performance incentives, net of current portion	157,992	113,974		132,884
Deferred revenue, net of current portion	807,164	724,413		407,103
Deferred income taxes	274,374	265,181		484,076
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	183,760	192,372		225,749
Noncontrolling interest	8,744	3,024		18,621
Shareholder's equity (deficit):
Ordinary shares	8,773,388	9,576,008		3,602,044
Other shareholder's equity (deficit)	8,789,070	6,254,571		6,984,885
Total liabilities and shareholder's deficit	19,724,177	18,054,087		17,936,438
Consolidation and Eliminations [Member]
ASSETS
Cash and cash equivalents, net of restricted cash			0	0
Prepaid expenses and other current assets	(132)
Intercompany receivables	(2,673,242)	(903,659)		(660,379)
Total current assets	(2,673,374)	(903,659)		(660,379)
Investment in affiliates	(22,078,049)	(20,706,214)		(16,983,952)
Other assets		(348)
Total assets	(24,751,423)	(21,610,221)		(17,644,331)
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	(132)
Intercompany payables	(2,673,242)	(903,659)		(660,379)
Total current liabilities	(2,673,374)	(903,659)		(660,379)
Other long-term liabilities		(348)
Shareholder's equity (deficit):
Ordinary shares	(13,764,897)	(14,567,517)		(9,230,081)
Other shareholder's equity (deficit)	(8,313,152)	(6,138,697)		(7,753,871)
Total liabilities and shareholder's deficit	(24,751,423)	(21,610,221)		(17,644,331)
Consolidation and Eliminations [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	(74,635)	(237,906)	(167,753)	(468,867)	(340,878)	(193,775)
Receivables, net of allowance	(229,079)	(217,082)		(198,161)
Deferred income taxes	(23,829)	(23,944)		(12,479)
Prepaid expenses and other current assets	(30,022)	(28,783)		(22,555)
Intercompany receivables	(3,220,886)	(1,469,535)		(1,469,786)
Total current assets	(3,578,451)	(1,977,250)		(2,171,848)
Satellites and other property and equipment, net	(6,168,558)	(5,886,505)		(5,738,094)
Goodwill	(6,780,827)	(6,780,827)		(6,780,827)
Non-amortizable intangible assets	(2,458,100)	(2,458,100)		(2,458,100)
Amortizable intangible assets, net	(674,032)	(742,868)		(848,318)
Investment in affiliates	(4,939,744)	(5,309,005)		(6,558,275)
Other assets	(176,205)	(191,442)		(233,440)
Total assets	(24,775,917)	(23,345,997)		(24,788,902)
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	(118,323)	(168,961)		(154,715)
Accrued interest payable	(1,794)	(932)		(119,260)
Current portion of long-term debt				(94,723)
Deferred satellite performance incentives	(18,542)	(16,339)		(15,623)
Other current liabilities	(137,942)	(119,463)		(121,766)
Intercompany payables	(521,088)	(529,578)		(647,959)
Total current liabilities	(797,689)	(835,273)		(1,154,046)
Long-term debt, net of current portion				(5,123,289)
Deferred satellite performance incentives, net of current portion	(155,752)	(110,982)		(128,956)
Deferred revenue, net of current portion	(829,159)	(747,557)		(434,546)
Deferred income taxes	(245,765)	(238,036)		(454,868)
Accrued retirement benefits	(284,450)	(305,902)		(257,455)
Other long-term liabilities	(172,207)	(184,585)		(211,088)
Shareholder's equity (deficit):
Ordinary shares	(13,764,966)	(14,567,586)		(9,230,153)
Other shareholder's equity (deficit)	(8,525,929)	(6,356,076)		(7,794,501)
Total liabilities and shareholder's deficit	(24,775,917)	(23,345,997)		(24,788,902)
Consolidated [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	231,246	294,700	295,421	692,930	477,571	470,211
Restricted cash		94,131
Receivables, net of allowance	326,169	331,371		250,351
Deferred income taxes	25,925	26,058		24,090
Prepaid expenses and other current assets	53,726	42,934		31,817
Total current assets	637,066	789,194		999,188
Satellites and other property and equipment, net	6,403,078	6,142,731		5,997,283
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Investment in affiliates	1,010	1,010		81,764
Other assets	409,436	446,676		426,887
Total assets	17,363,549	17,361,406		17,592,367
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	149,160	198,176		178,543
Accrued interest payable	336,830	359,336		403,446
Current portion of long-term debt	209,716	164,818		94,723
Deferred satellite performance incentives	19,772	17,715		16,693
Other current liabilities	158,547	141,069		147,429
Total current liabilities	874,025	881,114		840,834
Long-term debt, net of current portion	15,875,820	15,837,512		15,821,902
Deferred satellite performance incentives, net of current portion	157,992	113,974		132,884
Deferred revenue, net of current portion	807,164	724,413		407,103
Deferred income taxes	274,374	265,181		484,076
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	299,785	322,735		326,531
Noncontrolling interest	8,744	3,024		18,621
Shareholder's equity (deficit):
Ordinary shares	5,000	5,000		5,000
Other shareholder's equity (deficit)	(1,223,805)	(1,097,449)		(702,039)
Total liabilities and shareholder's deficit	17,363,549	17,361,406		17,592,367
Consolidated [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	231,246	294,700	295,421	692,930	477,571	470,211
Jackson Subsidiary Guarantors [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	74,635	237,906	167,753	468,867	340,878	193,777
Receivables, net of allowance	229,079	217,082		198,161
Deferred income taxes	23,829	23,944		12,479
Prepaid expenses and other current assets	29,675	27,949		20,548
Intercompany receivables	2,699,798	939,957		821,825
Total current assets	3,057,016	1,446,838		1,521,880
Satellites and other property and equipment, net	6,152,026	5,869,027		5,722,302
Goodwill	6,780,827	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100		2,458,100
Amortizable intangible assets, net	674,032	742,868		848,318
Investment in affiliates	213,159	218,048		122,454
Other assets	182,432	197,322		237,719
Total assets	19,517,592	17,713,030		17,691,600
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	117,976	168,126		152,708
Accrued interest payable	1,794	932		119,260
Current portion of long-term debt				94,723
Deferred satellite performance incentives	18,542	16,339		15,623
Other current liabilities	136,609	118,131		121,766
Total current liabilities	274,921	303,528		504,080
Long-term debt, net of current portion				5,123,289
Deferred satellite performance incentives, net of current portion	155,752	110,982		128,956
Deferred revenue, net of current portion	814,162	731,560		416,753
Deferred income taxes	251,962	244,216		461,146
Accrued retirement benefits	284,450	305,902		257,455
Other long-term liabilities	172,207	184,237		211,088
Shareholder's equity (deficit):
Ordinary shares	8,773,388	9,576,008		3,602,046
Other shareholder's equity (deficit)	8,790,750	6,256,597		6,986,787
Total liabilities and shareholder's deficit	19,517,592	17,713,030		17,691,600
Non-Guarantor Subsidiaries [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
ASSETS
Cash and cash equivalents, net of restricted cash	55,710	53,106	54,226	80,126	96,554	68,330
Restricted cash		94,131
Receivables, net of allowance	96,692	114,248		47,203
Deferred income taxes	2,096	2,114		11,611
Prepaid expenses and other current assets	17,175	15,216		12,644
Total current assets	171,673	278,815		151,584
Satellites and other property and equipment, net	267,584	291,182		290,773
Investment in affiliates	10	10		10
Other assets	23,404	42,728		18,138
Total assets	462,671	612,735		460,505
LIABILITIES AND SHAREHOLDER'S EQUITY
Accounts payable and accrued liabilities	28,396	27,960		24,939
Accrued interest payable	279	906		269
Current portion of long-term debt	27,216	132,318
Deferred satellite performance incentives	1,230	1,376		1,070
Other current liabilities	10,542	21,074		24,389
Intercompany payables	33,409	42,547		161,444
Total current liabilities	101,072	226,181		212,111
Long-term debt, net of current portion	104,198	133,645		147,592
Deferred satellite performance incentives, net of current portion	2,240	2,992		3,928
Deferred revenue, net of current portion	7,999	8,850		8,143
Deferred income taxes	16,215	14,785		16,652
Other long-term liabilities	11,553	8,136		14,659
Noncontrolling interest	8,744	3,024		18,621
Shareholder's equity (deficit):
Ordinary shares	24	24		26
Other shareholder's equity (deficit)	210,626	215,098		38,773
Total liabilities and shareholder's deficit	$ 462,671	$ 612,735		$ 460,505

Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue		$ 652,911	$ 652,881	$ 642,446	$ 640,188	$ 643,970	$ 644,256	$ 635,286	$ 621,140	$ 1,937,783	$ 1,935,515	$ 2,588,426	$ 2,544,652	$ 2,513,039
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										307,224	316,749	417,179	413,400	401,826
Selling, general and administrative										151,300	157,516	208,189	220,207	259,944
Depreciation and amortization										567,472	583,196	769,440	798,817	804,037
Impairment of asset value								104,100	6,500				110,625	499,100
(Gains) losses on derivative financial instruments										37,651	24,163	24,635	89,509	2,681
Total operating expenses										1,063,647	1,081,624	1,419,443	1,632,558	1,967,588
Income (loss) from operations		315,092	292,249	271,364	290,278	256,827	274,572	135,242	245,452	874,136	853,891	1,168,983	912,094	545,451
Interest (income) expense, net										950,073	992,084	1,309,484	1,379,019	1,362,823
Loss on early extinguishment of debt	(43,400)			(158,000)	(168,200)		(75,800)			(46,489)	(326,183)	(326,183)	(76,849)	4,697
Loss from previously unconsolidated affiliates			20,200								(24,658)	(24,658)	503	517
Other income (expense), net										(20,982)	7,753	1,955	9,124	41,496
Benefit from income taxes										(1,110)	(48,931)	(55,393)	(26,378)	11,399
Net income (loss)		(1,645)	(2,109)	(214,482)	(215,758)	(115,077)	(107,353)	(181,912)	(103,428)	(142,298)	(432,350)	(433,994)	(507,769)	(782,061)
Net income attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net income (loss) attributable to Intelsat S.A.		(3,480)	(442)	(213,368)	(215,598)	(115,789)	(106,400)	(180,646)	(102,618)	(142,941)	(429,408)	(432,888)	(505,452)	(781,692)
Intelsat S.A. [Member]
Revenue											0	5,221
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0
Selling, general and administrative										2,902	3,982	5,691	4,054	28,029
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										2,902	3,982	5,691	4,054	28,029
Income (loss) from operations										(2,902)	(3,982)	(470)	(4,054)	(28,029)
Interest (income) expense, net										47,156	58,011	72,915	123,482	104,311
Loss on early extinguishment of debt											(78,960)	(78,960)
Gain (loss) on early extinguishment of debt														(74,483)
Subsidiary income (loss)										(71,870)	(288,455)	(280,553)	(415,901)	(536,884)
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(13)	0	10
Income (loss) before income taxes										(121,941)	(429,408)	(432,888)	(543,437)	(743,707)
Benefit from income taxes											0		(37,985)	37,985
Net income (loss)										(121,941)	(429,408)	(432,888)	(505,452)	(781,692)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(121,941)	(429,408)	(432,888)	(505,452)	(781,692)
Intelsat S.A. [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue											0	5,221
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0
Selling, general and administrative										2,902	3,982	5,691	4,054	28,029
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										2,902	3,982	5,691	4,054	28,029
Income (loss) from operations										(2,902)	(3,982)	(470)	(4,054)	(28,029)
Interest (income) expense, net										47,156	58,011	72,915	123,482	104,311
Loss on early extinguishment of debt											(78,960)	(78,960)
Gain (loss) on early extinguishment of debt														(74,483)
Subsidiary income (loss)										(71,798)	(288,325)	(280,453)	(415,901)	(536,884)
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(13)	0	10
Income (loss) before income taxes										(121,869)	(429,278)	(432,788)	(543,437)	(743,707)
Benefit from income taxes											0		(37,985)	37,985
Net income (loss)										(121,869)	(429,278)	(432,788)	(505,452)	(781,692)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(121,869)	(429,278)	(432,788)	(505,452)	(781,692)
Intelsat Luxembourg [Member]
Revenue											0
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0
Selling, general and administrative										18,992	19,049	25,302	25,204	23,273
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										18,992	19,049	25,302	25,204	23,273
Income (loss) from operations										(18,992)	(19,049)	(25,302)	(25,204)	(23,273)
Interest (income) expense, net										457,983	460,023	612,560	611,213	622,058
Loss on early extinguishment of debt											0
Gain (loss) on early extinguishment of debt														19,676
Subsidiary income (loss)										412,763	197,706	369,951	234,134	128,646
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(1)	(1)	(1)		(1)
Income (loss) before income taxes										(64,213)	(281,367)	(267,912)	(402,283)	(497,010)
Benefit from income taxes											0		(14,090)	14,133
Net income (loss)										(64,213)	(281,367)	(267,912)	(388,193)	(511,143)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(64,213)	(281,367)	(267,912)	(388,193)	(511,143)
Intelsat Luxembourg [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue											0
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0			23
Selling, general and administrative										18,992	19,049	25,302	25,204	23,250
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										18,992	19,049	25,302	25,204	23,273
Income (loss) from operations										(18,992)	(19,049)	(25,302)	(25,204)	(23,273)
Interest (income) expense, net										457,983	460,023	612,560	611,213	622,058
Loss on early extinguishment of debt											0
Gain (loss) on early extinguishment of debt														19,676
Subsidiary income (loss)										412,835	197,836	370,051	234,134	128,646
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(1)	(1)	(1)		(1)
Income (loss) before income taxes										(64,141)	(281,237)	(267,812)	(402,283)	(497,010)
Benefit from income taxes											0		(14,090)	14,133
Net income (loss)										(64,141)	(281,237)	(267,812)	(388,193)	(511,143)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(64,141)	(281,237)	(267,812)	(388,193)	(511,143)
Intelsat Jackson [Member]
Revenue										20,528	0
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)											0
Selling, general and administrative										1,105	820	955	376	224
Depreciation and amortization										17,104	0
(Gains) losses on derivative financial instruments										36,053	23,716	24,265	35,942	4,672
Total operating expenses										54,262	24,536	25,220	36,318	4,896
Income (loss) from operations										(33,734)	(24,536)	(25,220)	(36,318)	(4,896)
Interest (income) expense, net										610,347	442,774	593,975	331,155	291,908
Loss on early extinguishment of debt					(87,900)					(43,385)	(28,963)	(28,963)
Subsidiary income (loss)										1,100,236	693,978	1,018,107	550,951	476,106
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(7)	1	2
Income (loss) before income taxes										412,763	197,706	369,951	183,478	179,302
Benefit from income taxes											0		(50,656)	50,656
Net income (loss)										412,763	197,706	369,951	234,134	128,646
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										412,763	197,706	369,951	234,134	128,646
Intelsat Jackson [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue										1,718,186	1,714,752	2,292,284	2,279,437	2,316,133
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										194,870	191,443	262,753	257,553	282,362
Selling, general and administrative										93,022	100,456	128,301	129,216	146,591
Depreciation and amortization										538,371	558,503	737,413	771,473	777,831
Impairment of asset value													110,625	499,100
(Gains) losses on derivative financial instruments										36,053	19,255	19,804	80,490	1,088
Total operating expenses										862,316	869,657	1,148,271	1,349,357	1,706,972
Income (loss) from operations										855,870	845,095	1,144,013	930,080	609,161
Interest (income) expense, net										434,154	467,479	613,080	641,039	631,857
Loss on early extinguishment of debt										(43,385)	(247,223)	(247,223)	(76,849)
Gain (loss) on early extinguishment of debt														60,704
Subsidiary income (loss)										24,538	37,595	57,280	25,836	4,501
Loss from previously unconsolidated affiliates											(24,658)	(24,658)
Other income (expense), net										5,328	2,336	(14,404)	7,790	34,377
Income (loss) before income taxes										408,197	145,666	301,928	245,818	76,886
Benefit from income taxes										(4,638)	(52,170)	(68,123)	11,684	(51,760)
Net income (loss)										412,835	197,836	370,051	234,134	128,646
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										412,835	197,836	370,051	234,134	128,646
Intelsat Jackson Subsidiaries (Non-Guarantors) [Member]
Revenue										1,937,789	1,935,515	2,588,443	2,544,652	2,513,039
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										327,751	316,749	422,398	413,400	401,826
Selling, general and administrative										128,308	133,665	176,260	190,573	208,418
Depreciation and amortization										550,368	583,196	769,440	798,817	804,037
Impairment of asset value													110,625	499,100
(Gains) losses on derivative financial instruments										1,598	447	370	53,567	(1,991)
Total operating expenses										1,008,025	1,034,057	1,368,468	1,566,982	1,911,390
Income (loss) from operations										929,764	901,458	1,219,975	977,670	601,649
Interest (income) expense, net										(165,413)	31,276	30,034	313,169	345,746
Loss on early extinguishment of debt										(3,104)	(218,260)	(218,260)	(76,849)
Gain (loss) on early extinguishment of debt														60,704
Subsidiary income (loss)											0
Loss from previously unconsolidated affiliates											(24,658)	(24,658)
Other income (expense), net										39	7,753	1,944	9,627	42,014
Income (loss) before income taxes										1,092,112	635,017	948,967	597,279	358,621
Benefit from income taxes										(1,110)	(48,931)	(55,393)	76,353	(91,375)
Net income (loss)										1,093,222	683,948	1,004,360	520,926	449,996
Net income attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net income (loss) attributable to Intelsat S.A.										1,092,579	686,890	1,005,466	523,243	450,365
Consolidation and Eliminations [Member]
Revenue										(20,534)	0	(5,238)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										(20,527)	0	(5,219)
Selling, general and administrative										(7)	0	(19)
Depreciation and amortization											0
(Gains) losses on derivative financial instruments											0
Total operating expenses										(20,534)	0	(5,238)
Income (loss) from operations											0
Interest (income) expense, net											0			(1,200)
Loss on early extinguishment of debt											0
Gain (loss) on early extinguishment of debt														(1,200)
Subsidiary income (loss)										(1,441,129)	(603,229)	(1,107,505)	(369,184)	(67,868)
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(21,000)	0
Income (loss) before income taxes										(1,462,129)	(603,229)	(1,107,505)	(369,184)	(67,868)
Benefit from income taxes											0
Net income (loss)										(1,462,129)	(603,229)	(1,107,505)	(369,184)	(67,868)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(1,462,129)	(603,229)	(1,107,505)	(369,184)	(67,868)
Consolidation and Eliminations [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue										(2,042,396)	(2,002,800)	(2,697,020)	(2,642,999)	(2,645,048)
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										(539,602)	(479,491)	(667,469)	(621,114)	(611,276)
Selling, general and administrative										(91,921)	(99,637)	(127,364)	(128,840)	(146,367)
Depreciation and amortization										(522,212)	(558,818)	(738,043)	(771,473)	(777,831)
Impairment of asset value													(110,625)	(499,100)
(Gains) losses on derivative financial instruments											4,461	4,461	(44,548)	3,584
Total operating expenses										(1,153,735)	(1,133,485)	(1,528,415)	(1,676,600)	(2,030,990)
Income (loss) from operations										(888,661)	(869,315)	(1,168,605)	(966,399)	(614,058)
Interest (income) expense, net										176,193	(24,705)	(19,106)	(309,882)	(341,150)
Loss on early extinguishment of debt											218,261	218,260	76,849
Gain (loss) on early extinguishment of debt														(61,904)
Subsidiary income (loss)										(390,113)	15,299	(204,158)	130,095	399,236
Loss from previously unconsolidated affiliates											24,658	24,658
Other income (expense), net										(27,334)	(2,781)	13,629	(7,788)	(34,377)
Income (loss) before income taxes										(1,482,301)	(589,173)	(1,097,110)	(457,361)	30,047
Benefit from income taxes										4,654	52,170	68,076	(62,340)	102,416
Net income (loss)										(1,486,955)	(641,343)	(1,165,186)	(395,021)	(72,369)
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										(1,486,955)	(641,343)	(1,165,186)	(395,021)	(72,369)
Consolidated [Member]
Revenue										1,937,783	1,935,515	2,588,426	2,544,652	2,513,039
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										307,224	316,749	417,179	413,400	401,826
Selling, general and administrative										151,300	157,516	208,189	220,207	259,944
Depreciation and amortization										567,472	583,196	769,440	798,817	804,037
Impairment of asset value													110,625	499,100
(Gains) losses on derivative financial instruments										37,651	24,163	24,635	89,509	2,681
Total operating expenses										1,063,647	1,081,624	1,419,443	1,632,558	1,967,588
Income (loss) from operations										874,136	853,891	1,168,983	912,094	545,451
Interest (income) expense, net										950,073	992,084	1,309,484	1,379,019	1,362,823
Loss on early extinguishment of debt										(46,489)	(326,183)	(326,183)	(76,849)
Gain (loss) on early extinguishment of debt														4,697
Subsidiary income (loss)											0
Loss from previously unconsolidated affiliates											(24,658)	(24,658)
Other income (expense), net										(20,982)	7,753	1,955	9,627	42,013
Income (loss) before income taxes										(143,408)	(481,281)	(489,387)	(534,147)	(770,662)
Benefit from income taxes										(1,110)	(48,931)	(55,393)	(26,378)	11,399
Net income (loss)										(142,298)	(432,350)	(433,994)	(507,769)	(782,061)
Net income attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net income (loss) attributable to Intelsat S.A.										(142,941)	(429,408)	(432,888)	(505,452)	(781,692)
Jackson Subsidiary Guarantors [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue										1,718,190	1,714,752	2,292,289	2,279,437	2,316,133
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										215,397	191,443	262,753	257,553	282,362
Selling, general and administrative										91,921	99,637	127,351	128,839	146,367
Depreciation and amortization										521,267	558,503	737,413	771,473	777,831
Impairment of asset value													110,625	499,100
(Gains) losses on derivative financial instruments											(4,461)	(4,461)	44,548	(3,584)
Total operating expenses										828,585	845,122	1,123,056	1,313,038	1,702,076
Income (loss) from operations										889,605	869,630	1,169,233	966,399	614,057
Interest (income) expense, net										(176,193)	24,705	19,106	309,882	339,949
Loss on early extinguishment of debt											(218,261)	(218,260)	(76,849)
Gain (loss) on early extinguishment of debt														60,704
Subsidiary income (loss)										24,538	37,595	57,280	25,836	4,501
Loss from previously unconsolidated affiliates											(24,658)	(24,658)
Other income (expense), net										5,334	2,336	(14,404)	7,788	34,377
Income (loss) before income taxes										1,095,670	641,937	950,085	613,292	373,690
Benefit from income taxes										(4,638)	(52,170)	(68,123)	62,340	(102,416)
Net income (loss)										1,100,308	694,107	1,018,208	550,952	476,106
Net income attributable to noncontrolling interest											0
Net income (loss) attributable to Intelsat S.A.										1,100,308	694,107	1,018,208	550,952	476,106
Non-Guarantor Subsidiaries [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Revenue										543,803	508,811	695,652	628,777	525,821
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)										436,559	413,354	559,142	519,408	448,355
Selling, general and administrative										36,384	34,029	48,908	61,734	62,074
Depreciation and amortization										30,046	25,008	32,657	27,344	26,206
(Gains) losses on derivative financial instruments										1,598	4,908	4,831	9,019	1,593
Total operating expenses										504,587	477,299	645,538	617,505	538,228
Income (loss) from operations										39,216	31,512	50,114	11,272	(12,407)
Interest (income) expense, net										10,780	6,571	10,929	3,285	5,798
Loss on early extinguishment of debt										(3,104)	0
Subsidiary income (loss)											0
Loss from previously unconsolidated affiliates											0
Other income (expense), net										(4,296)	5,863	17,125	1,837	7,637
Income (loss) before income taxes										21,036	30,804	56,310	9,824	(10,568)
Benefit from income taxes										3,512	3,239	12,777	14,013	11,041
Net income (loss)										17,524	27,565	43,533	(4,189)	(21,609)
Net income attributable to noncontrolling interest										(643)	2,942	1,106	2,317	369
Net income (loss) attributable to Intelsat S.A.										$ 16,881	$ 30,507	$ 44,639	$ (1,872)	$ (21,240)

Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:	$ 559,563	$ 673,220	$ 916,060	$ 1,018,218	$ 873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Other investing activities		6,710	16,466	11,128	7,562
Net cash provided by (used in) investing activities	(725,101)	(620,612)	(850,431)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(1,489,013)	(6,323,019)	(6,331,144)	(801,785)	(823,309)
Proceeds from issuance of long-term debt	1,661,000	6,119,425	6,119,425	1,025,565	961,917
Proceeds from (repayment of) intercompany borrowing					(34,000)
Debt issuance costs	(19,444)	(69,339)	(70,091)	(32,376)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(171,047)	(171,047)	(44,613)
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Capital contribution from parent				18,000	12,000
Noncontrolling interest in New Dawn		1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	106,827	(453,022)	(465,234)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	(4,743)	2,905	1,375	1,057	7,798
Net change in cash and cash equivalents	(63,454)	(397,509)	(398,230)	215,359	7,360
Cash and cash equivalents, beginning of period	294,700	692,930	692,930	477,571	470,211
Cash and cash equivalents, end of period	231,246	295,421	294,700	692,930	477,571
Intelsat S.A. [Member]
Cash flows from operating activities:	(15,767)	(33,898)	(44,987)	(68,898)	(96,719)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries	(4,889)	(3,100)	(3,550)	(6,500)	(5,000)
Dividend from affiliates	18,390	559,801	564,334	35,013	53,625
Other investing activities		0
Net cash provided by (used in) investing activities	13,501	556,701	560,784	28,513	48,625
Cash flows from financing activities:
Repayments of long-term debt		(485,841)	(485,841)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing	1,800	0		23,253	51,625
Debt issuance costs		0		(15,370)
Payment of premium on early retirement of debt		(36,770)	(36,770)
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0		18,000	12,000
Dividends to shareholders		0
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	1,800	(522,611)	(522,611)	25,883	63,625
Effect of exchange rate changes on cash and cash equivalents	(13)	0	10
Net change in cash and cash equivalents	(479)	192	(6,804)	(14,502)	15,531
Cash and cash equivalents, beginning of period	511	7,315	7,315	21,817	6,286
Cash and cash equivalents, end of period	32	7,507	511	7,315	21,817
Intelsat S.A. [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	(15,767)	(33,898)	(44,987)	(68,898)	(96,719)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries	(4,889)	(3,100)	(3,550)	(6,500)	(5,000)
Dividend from affiliates	18,390	559,801	564,334	35,013	53,625
Other investing activities		0
Net cash provided by (used in) investing activities	13,501	556,701	560,784	28,513	48,625
Cash flows from financing activities:
Repayments of long-term debt		(485,841)	(485,841)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing	1,800	0		23,253	51,625
Debt issuance costs		0		(15,370)
Payment of premium on early retirement of debt		(36,770)	(36,770)
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0		18,000	12,000
Dividends to shareholders		0
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	1,800	(522,611)	(522,611)	25,883	63,625
Effect of exchange rate changes on cash and cash equivalents	(13)	0	10
Net change in cash and cash equivalents	(479)	192	(6,804)	(14,502)	15,531
Cash and cash equivalents, beginning of period	511	7,315	7,315	21,817	6,286
Cash and cash equivalents, end of period	32	7,507	511	7,315	21,817
Intelsat Luxembourg [Member]
Cash flows from operating activities:	(626,643)	(557,342)	(557,340)	(340,628)	(348,049)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries		0
Dividend from affiliates	644,218	1,108,034	1,112,567	203,794	596,524
Other investing activities		0
Net cash provided by (used in) investing activities	644,218	1,108,034	1,112,567	203,794	596,524
Cash flows from financing activities:
Repayments of long-term debt		0			(376,000)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing		0		167,235	10,616
Debt issuance costs		0		(1,485)
Payment of premium on early retirement of debt		0
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0			5,000
Dividends to shareholders	(18,390)	(559,801)	(564,334)	(35,013)	(53,625)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(18,390)	(559,801)	(564,334)	130,737	(414,009)
Effect of exchange rate changes on cash and cash equivalents	(1)	0	(2)	(1)	(1)
Net change in cash and cash equivalents	(816)	(9,109)	(9,109)	(6,098)	(165,535)
Cash and cash equivalents, beginning of period	908	10,017	10,017	16,115	181,650
Cash and cash equivalents, end of period	92	908	908	10,017	16,115
Intelsat Luxembourg [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	(626,643)	(557,342)	(557,340)	(340,628)	(348,049)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries		0
Dividend from affiliates	644,218	1,108,034	1,112,567	203,794	596,524
Other investing activities		0
Net cash provided by (used in) investing activities	644,218	1,108,034	1,112,567	203,794	596,524
Cash flows from financing activities:
Repayments of long-term debt		0			(376,000)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing		0		167,235	10,616
Debt issuance costs		0		(1,485)
Payment of premium on early retirement of debt		0
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0			5,000
Dividends to shareholders	(18,390)	(559,801)	(564,334)	(35,013)	(53,625)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(18,390)	(559,801)	(564,334)	130,737	(414,009)
Effect of exchange rate changes on cash and cash equivalents	(1)	0	(2)	(1)	(1)
Net change in cash and cash equivalents	(816)	(9,109)	(9,109)	(6,098)	(165,535)
Cash and cash equivalents, beginning of period	908	10,017	10,017	16,115	181,650
Cash and cash equivalents, end of period	92	908	908	10,017	16,115
Intelsat Jackson [Member]
Cash flows from operating activities:	184,445	(56,163)	(337,550)	(177,218)	(296,688)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans		(113,206)	(113,206)		(10,616)
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries	(42,491)	(5,027,932)	(5,061,999)	(868,087)	(100,000)
Dividend from affiliates	316,500	781,374	911,907	351,006	283,560
Other investing activities		0
Net cash provided by (used in) investing activities	274,009	(4,359,764)	(4,263,298)	(517,081)	172,944
Cash flows from financing activities:
Repayments of long-term debt	(1,461,288)	(547,755)	(555,880)
Repayment of loan proceeds received from Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,083,750	6,083,750	1,000,000	495,830
Proceeds from (repayment of) intercompany borrowing	143,486	21,841	157,412	38,011	250,670
Debt issuance costs	(19,444)	(69,339)	(70,091)	(15,521)	(10,192)
Payment of premium on early retirement of debt	(39,477)	(26,114)	(26,114)
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent		0
Dividends to shareholders	(644,218)	(1,108,034)	(1,112,567)	(203,794)	(596,524)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(359,941)	4,354,349	4,476,510	818,696	105,784
Effect of exchange rate changes on cash and cash equivalents	(6)	0	2	2
Net change in cash and cash equivalents	98,507	(61,578)	(124,336)	124,399	(17,960)
Cash and cash equivalents, beginning of period	2,269	126,605	126,605	2,206	20,166
Cash and cash equivalents, end of period	100,776	65,027	2,269	126,605	2,206
Intelsat Jackson [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	1,135,227	1,260,055	1,502,574	1,397,532	1,092,529
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(708,494)	(566,434)	(792,220)	(924,619)	(818,127)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans	15,562	15,767	17,661	(173,719)	(49,309)
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries	261	(6,671)	(6,671)	(3,817)	(101,124)
Investment in affiliate debt					(347,953)
Dividend from affiliates	17,307	17,267	24,730	13,939	292,610
Other investing activities		6,710	15,518	7,642	7,562
Net cash provided by (used in) investing activities	(685,364)	(545,570)	(763,191)	(1,064,189)	(1,027,865)
Cash flows from financing activities:
Repayments of long-term debt	(1,461,288)	(5,837,178)	(5,845,303)	(801,785)	(99,355)
Repayment of loan proceeds received from Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,083,750	6,083,750	1,000,000	849,830
Proceeds from (repayment of) intercompany borrowing		(787)	(787)		(13,048)
Debt issuance costs	(19,444)	(69,339)	(70,091)	(15,521)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(134,277)	(134,277)	(44,613)
Principal payments on deferred satellite performance incentives	(10,767)	(10,361)	(13,482)	(14,437)	(23,691)
Principal payments on capital lease obligations					(1,491)
Capital contribution from parent		0
Dividends to shareholders	(644,218)	(1,108,034)	(1,112,567)	(203,794)	(596,524)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(514,194)	(1,076,226)	(1,092,757)	(80,150)	64,199
Effect of exchange rate changes on cash and cash equivalents	(432)	(951)	(1,923)	(806)	279
Net change in cash and cash equivalents	(64,763)	(362,692)	(355,297)	252,387	129,142
Cash and cash equivalents, beginning of period	240,175	595,472	595,472	343,085	213,943
Cash and cash equivalents, end of period	175,412	232,780	240,175	595,472	343,085
Intelsat Jackson Subsidiaries (Non-Guarantors) [Member]
Cash flows from operating activities:	1,017,528	1,320,623	1,855,937	1,604,962	1,615,112
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans	(145,286)	(21,841)	(157,412)	(228,499)	(302,295)
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries		0
Investment in affiliate debt					(347,953)
Dividend from affiliates		0
Other investing activities		6,710	16,466	11,128	7,562
Net cash provided by (used in) investing activities	(870,387)	(642,453)	(1,007,843)	(1,183,113)	(1,597,343)
Cash flows from financing activities:
Repayments of long-term debt	(27,725)	(5,289,423)	(5,289,423)	(801,785)	(99,356)
Proceeds from issuance of long-term debt		35,675	35,675	25,565	466,087
Proceeds from (repayment of) intercompany borrowing		113,206	113,206
Debt issuance costs		0			(7,330)
Payment of premium on early retirement of debt		(108,163)	(108,163)	(44,613)
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Capital contribution from parent	47,380	5,031,032	5,065,549	874,587	100,000
Dividends to shareholders	(316,500)	(781,374)	(911,907)	(351,006)	(283,560)
Noncontrolling interest in New Dawn	12,209	1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	(303,084)	(1,008,089)	(1,107,440)	(311,345)	149,756
Effect of exchange rate changes on cash and cash equivalents	(4,723)	2,905	1,365	1,056	7,799
Net change in cash and cash equivalents	(160,666)	(327,014)	(257,981)	111,560	175,324
Cash and cash equivalents, beginning of period	291,012	548,993	548,993	437,433	262,109
Cash and cash equivalents, end of period	130,346	221,979	291,012	548,993	437,433
Consolidation and Eliminations [Member]
Cash flows from operating activities:		0
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)		0
Disbursements for intercompany loans	145,286	135,047	270,618	228,499	312,911
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries	47,380	5,031,032	5,065,549	874,587	105,000
Investment in affiliate debt					347,953
Dividend from affiliates	(979,108)	(2,449,209)	(2,588,808)	(589,813)	(933,709)
Other investing activities		0
Net cash provided by (used in) investing activities	(786,442)	2,716,870	2,747,359	513,273	(167,845)
Cash flows from financing activities:
Repayments of long-term debt		0			(347,953)
Proceeds from issuance of long-term debt		0
Proceeds from (repayment of) intercompany borrowing	(145,286)	(135,047)	(270,618)	(228,499)	(312,911)
Debt issuance costs		0
Payment of premium on early retirement of debt		0
Principal payments on deferred satellite performance incentives		0
Capital contribution from parent	(47,380)	(5,031,032)	(5,065,549)	(874,587)	(105,000)
Dividends to shareholders	979,108	2,449,209	2,588,808	589,813	933,709
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	786,442	(2,716,870)	(2,747,359)	(513,273)	167,845
Effect of exchange rate changes on cash and cash equivalents		0
Net change in cash and cash equivalents		0
Cash and cash equivalents, beginning of period		0	0
Cash and cash equivalents, end of period		0		0
Consolidation and Eliminations [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	(846,682)	(1,321,556)	(1,845,398)	(1,580,447)	(1,389,217)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	708,494	568,811	794,534	930,311	818,127
Proceeds from sale of other property and equipment					(686)
Proceeds from sale of investment				(28,594)
Disbursements for intercompany loans	8,209	(9,000)	122,783	385,450	325,624
Capital contribution to previously unconsolidated affiliates		12,209	12,209	12,209	12,210
Loan to affiliated party	10,000		10,000
Investment in subsidiaries	4,367	16,442	16,892	14,134	107,248
Investment in affiliate debt					695,906
Dividend from affiliates	(697,222)	(1,702,369)	(1,726,361)	(266,685)	(951,809)
Other investing activities		(6,710)	(15,518)	(7,642)	(7,562)
Net cash provided by (used in) investing activities	33,848	(1,120,617)	(785,461)	1,039,183	999,058
Cash flows from financing activities:
Repayments of long-term debt		5,289,423	5,289,423	801,785	(248,599)
Proceeds from issuance of long-term debt		0		3	(354,000)
Proceeds from (repayment of) intercompany borrowing	15,562	(94,386)	(92,492)	(173,719)	(23,213)
Debt issuance costs		0			7,330
Payment of premium on early retirement of debt		108,163	108,163	44,613
Principal payments on deferred satellite performance incentives	10,767	10,361	13,482	14,437	23,691
Principal payments on capital lease obligations					1,491
Capital contribution from parent	(47,065)	(5,037,703)	(5,072,220)	(878,404)	(106,124)
Dividends to shareholders	996,415	2,466,476	2,613,538	603,752	942,759
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	975,679	2,742,334	2,859,894	412,467	243,335
Effect of exchange rate changes on cash and cash equivalents	426	953	1,926	808	(279)
Net change in cash and cash equivalents	163,271	301,114	230,961	(127,989)	(147,103)
Cash and cash equivalents, beginning of period	(237,906)	(468,867)	(468,867)	(340,878)	(193,775)
Cash and cash equivalents, end of period	(74,635)	(167,753)	(237,906)	(468,867)	(340,878)
Consolidated [Member]
Cash flows from operating activities:	559,563	673,220	916,060	1,018,218	873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries		0
Dividend from affiliates		0
Other investing activities		6,710	16,466	11,128	7,562
Net cash provided by (used in) investing activities	(725,101)	(620,612)	(850,431)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(1,489,013)	(6,323,019)	(6,331,144)	(801,785)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,119,425	6,119,425	1,025,565	961,917
Proceeds from (repayment of) intercompany borrowing		0
Debt issuance costs	(19,444)	(69,339)	(70,091)	(32,376)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(171,047)	(171,047)	(44,613)
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Capital contribution from parent		0		18,000	12,000
Dividends to shareholders		0
Noncontrolling interest in New Dawn	12,209	1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	106,827	(453,022)	(465,234)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	(4,743)	2,905	1,375	1,057	7,798
Net change in cash and cash equivalents	(63,454)	(397,509)	(398,230)	215,359	7,360
Cash and cash equivalents, beginning of period	294,700	692,930	692,930	477,571	470,211
Cash and cash equivalents, end of period	231,246	295,421	294,700	692,930	477,571
Consolidated [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	559,563	673,220	916,060	1,018,218	873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(715,101)	(615,113)	(844,688)	(982,127)	(943,133)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans		0
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries		0
Dividend from affiliates		0
Other investing activities		6,710	16,466	11,128	7,562
Net cash provided by (used in) investing activities	(725,101)	(620,612)	(850,431)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(1,489,013)	(6,323,019)	(6,331,144)	(801,785)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings					(34,000)
Proceeds from issuance of long-term debt	1,661,000	6,119,425	6,119,425	1,025,565	961,917
Proceeds from (repayment of) intercompany borrowing		0
Debt issuance costs	(19,444)	(69,339)	(70,091)	(32,376)	(17,522)
Payment of premium on early retirement of debt	(39,477)	(171,047)	(171,047)	(44,613)
Principal payments on deferred satellite performance incentives	(11,666)	(10,776)	(14,111)	(15,030)	(24,603)
Principal payments on capital lease obligations				(191)	(1,859)
Capital contribution from parent		0		18,000	12,000
Dividends to shareholders		0
Noncontrolling interest in New Dawn	12,209	1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	106,827	(453,022)	(465,234)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	(4,743)	2,905	1,375	1,057	7,798
Net change in cash and cash equivalents	(63,454)	(397,509)	(398,230)	215,359	7,360
Cash and cash equivalents, beginning of period	294,700	692,930	692,930	477,571	470,211
Cash and cash equivalents, end of period	231,246	295,421	294,700	692,930	477,571
Jackson Subsidiary Guarantors [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	846,682	1,319,179	1,843,084	1,574,750	1,572,776
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(708,494)	(566,434)	(792,220)	(924,619)	(818,127)
Proceeds from sale of other property and equipment					686
Proceeds from sale of investment				28,594
Disbursements for intercompany loans	(23,771)	(7,554)	(141,231)	(211,731)	(289,363)
Capital contribution to previously unconsolidated affiliates		(12,209)	(12,209)	(12,209)	(12,210)
Loan to affiliated party	(10,000)		(10,000)
Investment in subsidiaries	261	(6,671)	(6,671)	(3,817)	(1,124)
Investment in affiliate debt					(347,953)
Dividend from affiliates	17,307	17,267	24,730	13,939	9,050
Other investing activities		6,710	15,518	7,642	7,562
Net cash provided by (used in) investing activities	(724,697)	(568,891)	(922,083)	(1,102,201)	(1,451,479)
Cash flows from financing activities:
Repayments of long-term debt		(5,289,423)	(5,289,423)	(801,785)	(99,355)
Proceeds from issuance of long-term debt		0			354,000
Proceeds from (repayment of) intercompany borrowing		110,940	110,940		(13,048)
Debt issuance costs		0			(7,330)
Payment of premium on early retirement of debt		(108,163)	(108,163)	(44,613)
Principal payments on deferred satellite performance incentives	(10,767)	(10,361)	(13,482)	(14,437)	(23,691)
Principal payments on capital lease obligations					(1,491)
Capital contribution from parent	42,437	5,027,932	5,061,999	868,087	100,000
Dividends to shareholders	(316,500)	(781,374)	(911,907)	(351,006)	(283,560)
Noncontrolling interest in New Dawn		0
Net cash provided by (used in) financing activities	(284,830)	(1,050,449)	(1,150,036)	(343,754)	25,525
Effect of exchange rate changes on cash and cash equivalents	(426)	(953)	(1,926)	(806)	279
Net change in cash and cash equivalents	(163,271)	(301,114)	(230,961)	127,989	147,101
Cash and cash equivalents, beginning of period	237,906	468,867	468,867	340,878	193,777
Cash and cash equivalents, end of period	74,635	167,753	237,906	468,867	340,878
Non-Guarantor Subsidiaries [Member] | Statement Scenario With Jackson Subsidiary Guarantors Breakout [Member]
Cash flows from operating activities:	66,746	6,782	18,127	35,909	42,336
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(6,607)	(51,056)	(54,782)	(63,200)	(125,006)
Disbursements for intercompany loans		787	787		13,048
Capital contribution to previously unconsolidated affiliates		0
Investment in subsidiaries		0
Dividend from affiliates		0
Other investing activities		0	948	3,486
Net cash provided by (used in) investing activities	(6,607)	(50,269)	(53,047)	(59,714)	(111,958)
Cash flows from financing activities:
Repayments of long-term debt	(27,725)	0
Proceeds from issuance of long-term debt		35,675	35,675	25,562	112,087
Proceeds from (repayment of) intercompany borrowing	(17,362)	(15,767)	(17,661)	(16,769)	(12,932)
Debt issuance costs		0
Payment of premium on early retirement of debt		0
Principal payments on deferred satellite performance incentives	(899)	(415)	(629)	(593)	(912)
Principal payments on capital lease obligations				(191)	(368)
Capital contribution from parent	4,628	9,771	10,221	10,317	1,124
Dividends to shareholders	(17,307)	(17,267)	(24,730)	(13,939)	(9,050)
Noncontrolling interest in New Dawn	12,209	1,734	1,734	1,128	377
Dividends paid to noncontrolling interest	(6,782)
Net cash provided by (used in) financing activities	(53,238)	13,731	4,610	5,515	90,326
Effect of exchange rate changes on cash and cash equivalents	(4,297)	3,856	3,290	1,862	7,520
Net change in cash and cash equivalents	2,604	(25,900)	(27,020)	(16,428)	28,224
Cash and cash equivalents, beginning of period	53,106	80,126	80,126	96,554	68,330
Cash and cash equivalents, end of period	$ 55,710	$ 54,226	$ 53,106	$ 80,126	$ 96,554

Schedule of Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 21,748	$ 20,517	$ 20,237
Charged to Costs and Expenses	5,129	7,839	3,356
Deductions	(6,047)	(6,608)	(3,076)
Balance at End of Period	20,830	21,748	20,517
Operating Leases [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		101	132
Charged to Costs and Expenses		(101)	(31)
Balance at End of Period			101
Restructuring reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1,073	2,956	5,980
Charged to Costs and Expenses			(802)
Deductions	(1,073)	(1,883)	(2,222)
Balance at End of Period		$ 1,073	$ 2,956

Change in Equity Attributable to Intelsat and Equity Attributable to Non controlling Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Intelsat S.A. Shareholder's Deficit [Member]	Jun. 30, 2012 Intelsat S.A. Shareholder's Deficit [Member]	Sep. 30, 2012 Intelsat S.A. Shareholder's Deficit [Member]	Dec. 31, 2011 Intelsat S.A. Shareholder's Deficit [Member]	Mar. 31, 2012 Non-redeemable Noncontrolling Interest [Member]	Jun. 30, 2012 Non-redeemable Noncontrolling Interest [Member]	Sep. 30, 2012 Non-redeemable Noncontrolling Interest [Member]	Dec. 31, 2011 Non-redeemable Noncontrolling Interest [Member]	Mar. 31, 2012 Intelsat S.A. [Member]	Jun. 30, 2012 Intelsat S.A. [Member]	Sep. 30, 2012 Intelsat S.A. [Member]	Dec. 31, 2011 Intelsat S.A. [Member]
Beginning Balance														$ (1,143,375)	$ (1,143,375)	$ (1,143,375)	$ (698,941)	$ 50,926	$ 50,926	$ 50,926	$ 1,902	$ (1,092,449)	$ (1,092,449)	$ (1,092,449)	$ (697,039)
Net income (loss)	(3,480)	(442)	(213,368)	(215,598)	(115,789)	(106,400)	(180,646)	(102,618)	(142,941)	(429,408)	(432,888)	(505,452)	(781,692)	(24,449)	(84,009)	(34,483)	(432,888)	839	913	835	1,136	(23,610)	(83,096)	(33,648)	(431,752)
Liabilities assumed by parent and other contributed capital											8,385	38,672	56,965	1,062	2,266	1,062	8,385					1,062	2,266	1,062	8,385
Consolidation of Horizons Holdings																					49,263				49,263
Dividends paid to noncontrolling interests									(6,782)									(2,255)	(2,418)	(2,109)	(1,375)	(2,255)	(2,418)	(2,109)	(1,375)
Mark to market adjustment for redeemable noncontrolling interest											15,090	(10,908)	(4,367)	268	(3,845)	(4,086)	15,090					268	(3,845)	(4,086)	15,090
Pension/postretirement liability adjustment											(35,080)	(9,579)	(250)	2,251	2,251	(1,638)	(35,080)					2,251	2,251	(1,638)	(35,080)
Other comprehensive income									189	(227)	59	(393)	2,234	304	(86)	(29)	59					304	(86)	(29)	59
Capital contribution from parent																21,000								21,000
Ending Balance														$ (1,163,939)	$ (1,247,362)	$ (1,265,536)	$ (1,143,375)	$ 49,510	$ 48,005	$ 46,731	$ 50,926	$ (1,114,429)	$ (1,199,357)	$ (1,218,805)	$ (1,092,449)

Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Pretax charge		$ 20,000,000
Associated costs and expenses	1,000,000
Loss contingency		10,000,000
Additional contingency due to third party upon commitment expiration		10,000,000	10,000,000
Contract Backlogs [Member]
Loss Contingencies [Line Items]
Backlog covered by LCO contracts	$ 71,800,000	$ 71,800,000	$ 95,900,000